UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4096

MFS MUNICIPAL SERIES TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2013

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

September 30, 2013

MFS® MUNICIPAL SERIES TRUST

For the states of:

Alabama, Arkansas, California, Georgia, Maryland, and Massachusetts

MSTA-SEM

MFS® MUNICIPAL SERIES TRUST

For the states of: Alabama, Arkansas, California, Georgia, Maryland, and Massachusetts

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

The global economy is trending toward growth again. The eurozone has emerged from its 18-month-long recession. However, unemployment in the region persists at historically high levels. The U.K. economy is on the rebound. China’s gauges of economic activity are pointing toward expansion, and improving month by month. And the Japanese government’s and central bank’s aggressive program of monetary easing is showing signs of success.

The U.S. Federal Reserve’s expected tapering of its bond-buying stimulus program — telegraphed in the spring and delayed in September — has weighed on global markets. Emerging markets have borne much of the brunt, with currency values dropping and nervous investors seeking safety elsewhere. The greatest threat to global economic recovery appears to be the possibility of a protracted U.S. government shutdown or slowdown — or, worse, a debt default prompted by a failure to raise the country’s debt ceiling.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

November 15, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

MFS Alabama Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	20.5%
Universities – Colleges	15.2%
Water & Sewer Utility Revenue	11.4%
General Obligations – Schools	10.0%
General Obligations – General Purpose	9.9%

Composition including fixed income credit quality (a)(i)
AAA	1.8%
AA	37.6%
A	36.4%
BBB	13.6%
BB	4.3%
B	0.7%
Not Rated	4.9%
Cash & Other	0.7%

Portfolio facts (i)
Average Duration (d)	9.2
Average Effective Maturity (m)	17.3 yrs.

MFS Arkansas Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Universities – Colleges	24.2%
Water & Sewer Utility Revenue	13.6%
Sales & Excise Tax Revenue	12.0%
General Obligations – Schools	10.3%
Healthcare Revenue – Hospitals	9.3%

Composition including fixed income credit quality (a)(i)
AAA	5.6%
AA	47.6%
A	27.2%
BBB	9.7%
BB	1.5%
B	0.8%
Not Rated	5.5%
Cash & Other	2.1%

Portfolio facts (i)
Average Duration (d)	8.9
Average Effective Maturity (m)	15.3 yrs.

MFS California Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	17.3%
Universities – Colleges	12.0%
Tax Assessment	8.8%
General Obligations – Schools	8.4%
Airport	7.4%

Composition including fixed income credit quality (a)(i)
AA	21.7%
A	46.9%
BBB	19.2%
BB	5.0%
B	1.3%
Not Rated	5.2%
Cash & Other	0.7%

Portfolio facts (i)
Average Duration (d)	9.9
Average Effective Maturity (m)	18.3 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Percentages are based on net assets as of 9/30/13.

The portfolio is actively managed and current holdings may be different.

2

Portfolio Composition – continued

MFS Georgia Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Universities – Colleges	19.0%
Healthcare Revenue – Hospitals	16.9%
Water & Sewer Utility Revenue	15.2%
General Obligations – General Purpose	8.5%
Sales & Excise Tax Revenue	4.5%

Composition including fixed income credit quality (a)(i)
AAA	10.3%
AA	30.1%
A	43.7%
BBB	11.6%
BB	1.4%
B	0.9%
Not Rated	1.4%
Cash & Other	0.6%

Portfolio facts (i)
Average Duration (d)	9.6
Average Effective Maturity (m)	17.6 yrs.

MFS Maryland Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	22.9%
General Obligations – General Purpose	13.8%
Water & Sewer Utility Revenue	9.9%
Universities – Colleges	9.3%
Multi-Family Housing Revenue	6.3%

Composition including fixed income credit quality (a)(i)
AAA	15.5%
AA	24.1%
A	28.7%
BBB	21.6%
BB	3.0%
B	1.0%
Not Rated	4.6%
Cash & Other	1.5%

Portfolio facts (i)
Average Duration (d)	9.5
Average Effective Maturity (m)	18.1 yrs.

MFS Massachusetts Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Universities – Colleges	20.7%
Healthcare Revenue – Hospitals	15.7%
General Obligations – General Purpose	9.4%
Sales & Excise Tax Revenue	8.6%
Multi-Family Housing Revenue	6.8%

Composition including fixed income credit quality (a)(i)
AAA	7.2%
AA	38.9%
A	27.9%
BBB	19.5%
BB	1.6%
B	1.7%
Not Rated	1.9%
Cash & Other	1.3%

Portfolio facts (i)
Average Duration (d)	9.9
Average Effective Maturity (m)	17.4 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Percentages are based on net assets as of 9/30/13.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLES

Fund expenses borne by the shareholders during the period, April 1, 2013 through September 30, 2013

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2013 through September 30, 2013.

Actual expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

MFS ALABAMA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/13	Ending Account Value 9/30/13	Expenses Paid During Period (p) 4/01/13-9/30/13
A	Actual	0.93%	$1,000.00	$950.88	$4.55
	Hypothetical (h)	0.93%	$1,000.00	$1,020.41	$4.71
B	Actual	1.68%	$1,000.00	$947.31	$8.20
	Hypothetical (h)	1.68%	$1,000.00	$1,016.65	$8.49

MFS ARKANSAS MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/13	Ending Account Value 9/30/13	Expenses Paid During Period (p) 4/01/13-9/30/13
A	Actual	0.73%	$1,000.00	$948.94	$3.57
	Hypothetical (h)	0.73%	$1,000.00	$1,021.41	$3.70
B	Actual	1.50%	$1,000.00	$944.32	$7.31
	Hypothetical (h)	1.50%	$1,000.00	$1,017.55	$7.59

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

Expense Tables – continued

MFS CALIFORNIA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/13	Ending Account Value 9/30/13	Expenses Paid During Period (p) 4/01/13-9/30/13
A	Actual	0.72%	$1,000.00	$944.50	$3.51
	Hypothetical (h)	0.72%	$1,000.00	$1,021.46	$3.65
B	Actual	1.49%	$1,000.00	$942.51	$7.26
	Hypothetical (h)	1.49%	$1,000.00	$1,017.60	$7.54
C	Actual	1.62%	$1,000.00	$940.40	$7.88
	Hypothetical (h)	1.62%	$1,000.00	$1,016.95	$8.19

MFS GEORGIA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/13	Ending Account Value 9/30/13	Expenses Paid During Period (p) 4/01/13-9/30/13
A	Actual	0.95%	$1,000.00	$946.03	$4.63
	Hypothetical (h)	0.95%	$1,000.00	$1,020.31	$4.81
B	Actual	1.70%	$1,000.00	$942.64	$8.28
	Hypothetical (h)	1.70%	$1,000.00	$1,016.55	$8.59

MFS MARYLAND MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/13	Ending Account Value 9/30/13	Expenses Paid During Period (p) 4/01/13-9/30/13
A	Actual	0.94%	$1,000.00	$945.75	$4.59
	Hypothetical (h)	0.94%	$1,000.00	$1,020.36	$4.76
B	Actual	1.70%	$1,000.00	$942.18	$8.28
	Hypothetical (h)	1.70%	$1,000.00	$1,016.55	$8.59

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

Expense Tables – continued

MFS MASSACHUSETTS MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/13	Ending Account Value 9/30/13	Expenses Paid During Period (p) 4/01/13-9/30/13
A	Actual	0.87%	$1,000.00	$939.04	$4.23
	Hypothetical (h)	0.87%	$1,000.00	$1,020.71	$4.41
B	Actual	1.64%	$1,000.00	$935.50	$7.96
	Hypothetical (h)	1.64%	$1,000.00	$1,016.85	$8.29

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For MFS Massachusetts Municipal Bond Fund Class A shares, this rebate reduced the expense ratio above by 0.02%. See Note 3 in the Notes to Financial Statements for additional information.

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

6

PORTFOLIO OF INVESTMENTS

9/30/13 (unaudited)

MFS ALABAMA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 98.0%

Issuer	Shares/Par	Value ($)
Airport Revenue - 1.9%
Birmingham, AL, Airport Authority Rev., AGM, 5.25%, 2030	$1,000,000	$1,075,030

General Obligations - General Purpose - 9.8%
Auburn, AL, Sewer Rev., “H”, 5.625%, 2033	$1,000,000	$1,114,480
Birmingham, AL, “A”, AMBAC, 4.5%, 2032	890,000	883,174
Boaz, AL, School Warrants, “A”, SYNCORA, 5%, 2014 (c)	650,000	672,847
Enterprise, AL, School Warrants, ASSD GTY, 5%, 2029	250,000	261,113
Guam Government, “A”, 6.75%, 2029	260,000	275,010
Guam Government, “A”, 7%, 2039	60,000	63,626
Madison, AL, Refunding Warrants, 5.15%, 2039	1,000,000	1,019,980
Montgomery County, AL, Warrants, SYNCORA, 5%, 2028	500,000	535,370
State of California, 6%, 2039	550,000	631,812
State of Illinois, 5.5%, 2033	55,000	55,574
State of Illinois, 5.5%, 2038	160,000	158,278
		$5,671,264
General Obligations - Schools - 9.9%
Huntsville, AL, School Warrants, “B”, 5%, 2029	$500,000	$539,175
Jefferson County, AL, School Warrants, AGM, 5.5%, 2020	1,750,000	1,749,948
Lee County, AL, School Warrants, ASSD GTY, 4.75%, 2029	880,000	889,891
Madison County, AL, Board of Education, ASSD GTY, 5.125%, 2034	1,000,000	1,039,280
Shelby County, AL, Board of Education Capital Outlay School Warrants (Ten Mill County Tax), 5%, 2031	500,000	528,855
Sumter County, AL, School Warrants, 5.2%, 2039	1,000,000	995,740
		$5,742,889
Healthcare Revenue - Hospitals - 20.3%
Alabama Special Care Facilities Financing Authority (Ascension Health Senior Credit), “C-2”, 5%, 2036	$750,000	$756,412
Alabama Special Care Facilities Financing Authority (Daughters of Charity), ETM, AMBAC, 5%, 2025 (c)	1,500,000	1,504,515
Alabama Special Care Facilities Financing Authority Rev. (Ascension Health), BHAC, 5%, 2039	750,000	753,825
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 2036	500,000	489,315
Birmingham, AL, Special Care Facilities Financing Authority Health Care Rev. (Children’s Hospital), ASSD GTY, 6%, 2039	750,000	827,265

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Brazoria County, TX, Health Facilities Development Corp., Hospital Rev. (Brazosport Regional Health System), 5.25%, 2032	$165,000	$155,956
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 7%, 2036	300,000	311,400
East Alabama Health Care Authority, Health Care Facilities Rev., 5.25%, 2036 (b)	1,000,000	1,106,820
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	435,000	454,849
Health Care Authority for Baptist Health, AL, “D”, 5%, 2021	875,000	901,521
Huntsville, AL, Health Care Authority Rev., “A”, 5%, 2030	1,000,000	1,001,620
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	255,000	276,058
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	265,000	265,217
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), 5.5%, 2042	105,000	103,790
Mobile, AL, Special Care Facilities Financing Authority Rev. (Infirmary Health System, Inc.), “A”, 5.25%, 2030	500,000	501,030
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	500,000	475,865
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	370,000	392,300
University of Alabama at Birmingham, AL, Hospital Rev., “A”, 5.25%, 2025	500,000	547,655
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	505,000	553,106
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	340,000	336,481
		$11,715,000
Healthcare Revenue - Long Term Care - 1.2%
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 2039	$750,000	$718,298

Industrial Revenue - Paper - 2.9%
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia-Pacific Corp.), 5.75%, 2028	$200,000	$205,722

7

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Industrial Revenue - Paper - continued
Camden, AL, Industrial Development Board Exempt Facilities Rev., “B” (Weyerhaeuser Co.), 6.375%, 2013 (c)	$500,000	$504,770
Phenix City, AL, Industrial Development Board Environmental Improvement Rev. (MeadWestvaco Coated Board Project), “A”, 4.125%, 2035	500,000	375,885
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 6.25%, 2033	250,000	267,138
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.375%, 2035	300,000	304,428
		$1,657,943
Miscellaneous Revenue - Other - 0.2%
Indiana Finance Authority Rev., (Ohio River Bridges East End Crossing Project), “A”, 5%, 2040	$65,000	$58,133
Indiana Finance Authority Rev., (Ohio River Bridges East End Crossing Project), “A”, 5%, 2044	95,000	82,564
		$140,697
Multi-Family Housing Revenue - 1.1%
Alabama Housing Finance Authority, Multi-Family Residential Development Rev., FHA, 7.25%, 2023	$640,000	$640,224

Port Revenue - 1.0%
Alabama Port Authority Docks Facility, 6%, 2040	$500,000	$552,465

Sales & Excise Tax Revenue - 5.1%
Baldwin County, AL, Board of Education, Capital Outlay, School Warrants, AMBAC, 5%, 2014 (c)	$1,000,000	$1,031,560
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	325,000	327,301
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 2031	515,000	567,504
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.75%, 2037	145,000	119,914
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 2040	205,000	173,252
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2040	155,000	136,034
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	775,000	589,845
		$2,945,410
Single Family Housing - State - 0.8%
Alabama Housing Finance Authority, Single Family Mortgage Rev., “B”, GNMA, 5.375%, 2033	$450,000	$463,279

Issuer	Shares/Par	Value ($)
State & Local Agencies - 6.1%
Alabama Incentives Financing Authority Special Obligation, “A”, 5%, 2029	$1,000,000	$1,056,460
Alabama Public School & College Authority Rev., “A”, 5%, 2019 (c)	1,000,000	1,185,420
Anniston, AL, Public Building Authority Rev. (Judicial Center Project), AGM, 5%, 2032	500,000	534,425
Bessemer, AL, Public Educational Building Authority Rev. (DHR Building Project), “A”, ASSD GTY, 5%, 2030	385,000	409,644
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 2030	35,000	35,291
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	145,000	159,886
Massachusetts College Building Authority Rev., “C”, 3%, 2042	225,000	159,482
		$3,540,608
Tax - Other - 1.6%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$95,000	$99,372
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	30,000	30,950
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	65,000	65,100
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	65,000	68,293
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	400,000	396,956
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 2039	235,000	243,232
		$903,903
Tobacco - 0.1%
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	$90,000	$64,227

Toll Roads - 1.2%
Triborough Bridge & Tunnel Authority Rev., NY, Capital Appreciation, “A”, 0%, 2029	$280,000	$139,174
Triborough Bridge & Tunnel Authority Rev., NY, Capital Appreciation, (MTA Bridges and Tunnels), “A”, 0%, 2031	465,000	204,674
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.25%, 2032	70,000	65,395
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 2037	110,000	110,359
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 2042	180,000	167,807
		$687,409

8

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Universities - Colleges - 15.0%
Alabama State University Board of Education Rev. (Chattahoochee Valley Community College), ASSD GTY, 5%, 2034	$1,300,000	$1,327,534
Alabama State University Rev., General Tuition & Fee, ASSD GTY, 5.75%, 2039	1,000,000	1,066,340
Auburn University, General Fee Rev., AMBAC, 5%, 2014 (c)	1,000,000	1,031,560
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	550,000	584,095
Jacksonville State University, Tuition & Fee Rev., ASSD GTY, 5.125%, 2038	1,000,000	1,019,210
University of Alabama, General Rev., NATL, 5%, 2034	1,000,000	1,018,140
University of Alabama, General Rev., “A”, NATL, 5%, 2029	1,000,000	1,019,410
University of Alabama, General Rev., “D2”, 4%, 2031	395,000	382,664
University of South Alabama, University Rev., AMBAC, 5%, 2029	1,000,000	1,084,700
University of South Alabama, University Rev., BHAC, 5%, 2038	150,000	152,627
		$8,686,280
Universities - Secondary Schools - 0.4%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 2041	$190,000	$212,559

Utilities - Investor Owned - 0.1%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 2029 (b)	$70,000	$77,393

Utilities - Municipal Owned - 6.9%
Alabama Municipal Electric Power Authority, “A”, NATL, 5%, 2023	$1,000,000	$1,011,780
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), “A”, ASSD GTY, 5%, 2037	1,000,000	1,040,380
Foley, AL, Utilities Board Utilities Rev., AGM, 5%, 2015 (c)	1,000,000	1,095,740

Issuer	Shares/Par	Value ($)
Utilities - Municipal Owned - continued
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	$130,000	$145,218
Tuskegee, AL, Utilities Board, Utility Rev., 4.5%, 2037	750,000	720,615
		$4,013,733
Utilities - Other - 1.2%
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 2032	$385,000	$379,429
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	295,000	326,993
		$706,422
Water & Sewer Utility Revenue - 11.2%
Alabaster, AL, Sewer Rev., NATL, 5%, 2014 (c)	$750,000	$767,970
Bessemer, AL, Governmental Utilities Services Corp. Water Supply Rev., ASSD GTY, 5%, 2039	1,000,000	1,019,690
Birmingham, AL, Waterworks & Sewer Board Rev., “A”, AGM, 4.5%, 2035	400,000	383,584
Birmingham, AL, Waterworks Board Water Rev., “A”, ASSD GTY, 5.125%, 2034	750,000	777,652
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,000,000	1,482,340
Montgomery, AL, Waterworks & Sanitary Sewer Board Rev., AGM, 5%, 2015 (c)	1,000,000	1,067,160
Tuscumbia, AL, Water & Sewer Rev., AGM, 4.5%, 2040	1,000,000	1,007,390
		$6,505,786
Total Municipal Bonds (Identified Cost, $55,301,410)		$56,720,819

Money Market Funds - 0.7%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	399,656	$399,656
Total Investments (Identified Cost, $55,701,066)		$57,120,475

Other Assets, Less Liabilities - 1.3%		735,081
Net Assets - 100.0%		$57,855,556

See Portfolio Footnotes and Notes to Financial Statements

9

PORTFOLIO OF INVESTMENTS

9/30/13 (unaudited)

MFS ARKANSAS MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 96.6%

Issuer	Shares/Par	Value ($)
General Obligations - General Purpose - 5.8%
Arkansas College Savings, Capital Appreciation, “A”, ETM, 0%, 2017 (c)	$1,840,000	$1,765,002
Arkansas Federal Highway Grant Anticipation & Tax Rev., 5%, 2020	2,000,000	2,378,460
Arkansas Federal Highway Grant Anticipation & Tax Rev., 5%, 2021	2,000,000	2,386,500
Arkansas Four-Lane Highway Construction & Improvement, 4%, 2020	2,000,000	2,253,620
Commonwealth of Puerto Rico, “A”, 5.25%, 2027	920,000	709,311
Guam Government, “A”, 6.75%, 2029	515,000	544,731
Guam Government, “A”, 5.25%, 2037	255,000	235,648
Guam Government, “A”, 7%, 2039	65,000	68,929
State of California, 6%, 2039	1,160,000	1,332,550
		$11,674,751
General Obligations - Schools - 10.1%
Arkansas College Savings, Capital Appreciation, “B”, ETM, 0%, 2014 (c)	$1,150,000	$1,147,574
Arkansas College Savings, Capital Appreciation, “B”, ETM, 0%, 2015 (c)	1,100,000	1,090,551
Bentonville, AR, School District No. 6, “A”, 5%, 2024	3,185,000	3,480,504
Bentonville, AR, School District No. 6, “E”, 3%, 2015	500,000	520,310
Crittenden County, AR, Community College District, 4.6%, 2035	285,000	286,074
Crittenden County, AR, Community College District, 4.7%, 2040	625,000	626,913
Crittenden County, AR, Community College District, 4%, 2042	1,450,000	1,186,608
Lincoln, AR, School District No. 48, 4%, 2032	720,000	722,362
Little Rock, AR, School District, 4%, 2033	2,000,000	1,970,760
Northwest Arkansas Community College District, Capital Improvement, AMBAC, 5%, 2028	1,380,000	1,403,281
Pine Bluff, AR, School District No. 003, AGM, 4.125%, 2034	2,070,000	1,996,619
Pulaski, AR, Special School District Construction, 5%, 2035	2,000,000	2,015,680
Springdale, AR, School District No. 050, “A”, 4.625%, 2037	2,000,000	2,030,500
Springdale, AR, School District No. 50, 3%, 2029	910,000	785,712
Van Buren, AR, School District No. 42, 4.5%, 2031	375,000	382,058
Van Buren, AR, School District No. 42, 4.625%, 2033	745,000	754,275
		$20,399,781

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - 9.2%
Batesville, AR, Medical District Rev. (White River Medical Center), 5.5%, 2024	$750,000	$756,473
Brazoria County, TX, Health Facilities Development Corp., Hospital Rev. (Brazosport Regional Health System), 5.25%, 2032	520,000	491,499
Conway, AR, Hospital Rev. (Conway Regional Medical Center), 4.45%, 2032	540,000	480,384
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	420,000	439,165
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	170,000	186,748
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	510,000	552,116
Independence County, AR, Public Health Education & Housing Facilities Board Rev. (White River Health Systems), 5.75%, 2028	1,000,000	1,071,190
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	1,085,000	1,145,250
Jefferson County, AR, Hospital Rev., Refunding (Regional Medical Center), AGM, 5%, 2026	2,000,000	2,093,700
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5.75%, 2025	510,000	554,559
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	545,000	569,705
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	395,000	415,623
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	470,000	470,385
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), 5.5%, 2042	355,000	350,910
Mena, AR, Hospital Rev., 4.25%, 2021	400,000	400,156
Mena, AR, Hospital Rev., 4.6%, 2024	615,000	615,633
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	110,000	118,373
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	355,000	376,396
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	490,000	505,964
Ohio Higher Educational Facility Commission (University Hospital Health System), “A”, 6.75%, 2015 (c)	685,000	741,732

10

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Pulaski County, AR, Hospital Rev. (Arkansas Children’s Hospital Foundation), AGM, 4%, 2020	$1,000,000	$1,071,780
Pulaski, AR, Hospital Rev. (Arkansas Children’s Hospital), ASSD GTY, 5.5%, 2034	750,000	810,285
Pulaski, AR, Hospital Rev. (Arkansas Children’s Hospital), ASSD GTY, 5.5%, 2039	1,375,000	1,462,711
Washington County, AR, Hospital Rev. (Regional Medical Center), “A”, 5%, 2035	1,000,000	1,005,800
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	990,000	1,084,307
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	675,000	668,014
		$18,438,858
Multi-Family Housing Revenue - 0.5%
Fort Smith, AR, Residential Housing Facilities Board Rev. (Gorman Towers), “A”, GNMA, 5.45%, 2037	$1,000,000	$1,000,420

Sales & Excise Tax Revenue - 11.8%
Bentonville, AR, Sales & Use Tax, AMBAC, 4.375%, 2025	$1,000,000	$1,047,680
Bentonville, AR, Sales & Use Tax, 4%, 2026	1,310,000	1,317,153
Cabot , AR, Sales & Use Tax , 5%, 2026	700,000	773,920
Cabot ,AR, Sales & Use Tax, 5%, 2027	1,300,000	1,416,311
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	760,000	765,381
Fort Smith, AR, Sales & Use Tax, 5%, 2024	2,040,000	2,263,400
Guam Government Business Privilege Tax Rev., “C”, 5%, 2017	210,000	236,901
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	1,000,000	1,146,190
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	1,010,000	868,469
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.75%, 2037	430,000	355,606
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 6%, 2042	20,000	16,337
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A-1”, 5.25%, 2043	625,000	474,350
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	90,000	77,684
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2040	945,000	829,370
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	1,330,000	1,012,250
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 2056	9,770,000	564,315
Rogers, AR, Sales & Use Tax Rev., 5%, 2023	1,000,000	1,129,490
Rogers, AR, Sales & Use Tax Rev., 4.125%, 2031	500,000	517,060
Springdale, AR, Sales & Use Tax Rev., 5%, 2015	1,420,000	1,420,000

Issuer	Shares/Par	Value ($)
Sales & Excise Tax Revenue - continued
Springdale, AR, Sales & Use Tax Rev., 3%, 2020	$1,140,000	$1,179,752
Springdale, AR, Sales & Use Tax Rev., 5%, 2027	3,145,000	3,450,096
Springdale, AR, Sales & Use Tax Rev., 5%, 2028	1,000,000	1,086,570
Stuttgart, AR, Sales & Use Tax Rev., AGM, 5%, 2032	1,840,000	1,869,035
		$23,817,320
Single Family Housing Revenue - Local - 1.3%
Pulaski County, AR, Public Facilities Board Rev., Capital Appreciation, “C”, FNMA, 0%, 2014	$2,750,000	$2,691,123

Single Family Housing - State - 1.6%
Arkansas Development Finance Authority Home Ownership Rev., Mortgage Backed Securities Program, “A”, GNMA, 4.85%, 2027	$920,000	$936,569
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “C”, GNMA, 5.625%, 2035	370,000	379,098
Arkansas Development Finance Authority, Mortgage Rev., “B”, GNMA, 4.85%, 2031	615,000	615,873
Arkansas Development Finance Authority, Single Family Mortgage Rev., “B”, GNMA, 5.7%, 2028	1,170,000	1,201,660
		$3,133,200
State & Local Agencies - 4.5%
Arkansas Development Finance Authority Rev. (Donaghey Plaza Project), 5%, 2034	$2,605,000	$2,731,707
Arkansas Development Finance Authority Rev., Correctional Facilities, “A”, 5.125%, 2034	500,000	510,110
Arkansas Development Finance Authority Rev., State Agency Environmental Facilities, “A”, AMBAC, 5%, 2013 (c)	2,500,000	2,569,350
Arkansas Development Finance Authority, Public Purpose Rev. (Arkansas Game & Fish Commission), AGM, 5%, 2027	3,205,000	3,264,901
		$9,076,068
Tax - Other - 4.6%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$490,000	$512,550
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	65,000	67,057
Little Rock, AR, Hotel & Restaurant Gross Receipts Tax Rev., 7.375%, 2015	1,055,000	1,103,467
Little Rock, AR, Library Construction & Improvement Rev., 4%, 2023	810,000	840,164
Little Rock, AR, Library Construction & Improvement Rev., 4%, 2024	1,685,000	1,735,112
Little Rock, AR, Library Construction & Improvement Rev., 5%, 2027	270,000	292,151
Rogers, AR, School District Number 30, 3%, 2026	1,025,000	944,855

11

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Tax - Other - continued
Rogers, AR, School District Number 30, 3%, 2027	$1,095,000	$955,026
Rogers, AR, School District Number 30, 4.75%, 2032	935,000	950,942
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	135,000	135,208
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	150,000	141,470
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	135,000	141,839
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	940,000	932,847
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 2039	505,000	522,690
		$9,275,378
Tobacco - 1.9%
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AMBAC, 0%, 2026	$2,440,000	$1,397,705
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AMBAC, 0%, 2027	2,470,000	1,330,885
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AMBAC, 0%, 2028	500,000	253,510
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.5%, 2039	290,000	256,325
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 2023	480,000	452,962
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	305,000	217,657
		$3,909,044
Toll Roads - 0.2%
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 2038	$230,000	$243,455
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 2043	180,000	186,561
		$430,016
Transportation - Special Tax - 0.3%
Metropolitan Transportation Authority Rev., NY, “A”, 5%, 2037	$490,000	$494,689

Universities - Colleges - 23.8%
Arkansas Development Finance Authority Rev., Capital Improvement (Hendrix College), 3.875%, 2031	$870,000	$805,716

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
Arkansas Development Finance Authority Rev., Capital Improvement (Hendrix College), 4.1%, 2037	$500,000	$444,490
Arkansas State University, Auxiliary Enterprises Rev., AGM, 4.65%, 2035	1,000,000	1,005,590
Arkansas State University, Housing System Rev. (Jonesboro Campus), 4.5%, 2031	2,500,000	2,517,100
Arkansas State University, Housing System Rev. (Jonesboro Campus), “C”, AMBAC, 5%, 2032	2,595,000	2,831,197
Arkansas State University, Student Fee (Jonesboro Campus), “C”, AGM, 4.5%, 2023	550,000	613,080
Arkansas State University, Student Fee (Jonesboro Campus), “C”, AGM, 4.5%, 2027	545,000	574,637
Arkansas Technical University, Housing Systems Rev., AMBAC, 5.2%, 2026	500,000	528,570
District of Columbia University Rev. (Georgetown University), “A”, 4.5%, 2042	655,000	608,351
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	750,000	796,493
Massachusetts Development Finance Agency Higher Education Rev. (Emerson College), “A”, 5%, 2023	1,070,000	1,100,217
New York Dormitory Authority Rev., Non-State Supported Debt (New York University), “A”, 5.25%, 2048	1,605,000	1,692,232
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 2032	85,000	66,399
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 2042	140,000	103,015
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 2031	60,000	42,907
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 2042	30,000	20,760
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), AGM, 4%, 2024	1,000,000	1,028,970
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), 5%, 2041	2,000,000	2,006,520
University of Arkansas Rev. (Fayetteville Campus), “A”, 5%, 2021	1,310,000	1,542,931
University of Arkansas Rev. (Fayetteville Campus), “A”, 5%, 2026	1,000,000	1,108,440
University of Arkansas Rev. (Fort Smith Campus), 5%, 2028	860,000	922,952
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 2023	250,000	265,365
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 2024	250,000	262,240

12

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 2025	$500,000	$516,520
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 2026	305,000	309,233
University of Arkansas Rev. (Student Fee-Phillips), 5.1%, 2034	750,000	805,103
University of Arkansas Rev., “A”, 5%, 2033	1,000,000	1,049,730
University of Arkansas, Administration Building Rev. , “A”, 5%, 2038	1,000,000	1,025,630
University of Arkansas, University Construction Rev. (Monticello), AMBAC, 5%, 2013 (c)	1,525,000	1,536,804
University of Arkansas, University Construction Rev. (UAMS Campus), “B”, NATL, 5%, 2014 (c)	1,405,000	1,477,259
University of Arkansas, University Construction Rev. (UAMS Campus), “B”, NATL, 5%, 2014 (c)	2,180,000	2,292,117
University of Arkansas, University Construction Rev. (UAMS Campus), “B”, NATL, 5%, 2014 (c)	3,200,000	3,364,576
University of Arkansas, University Facilities Rev. (Pine Bluff Campus), “A”, AMBAC, 5%, 2030	1,000,000	1,071,480
University of Arkansas, University Facilities Rev. (UAMS Campus), FGIC, 5%, 2028	2,000,000	2,153,760
University of Arkansas, University Rev. (Fayetteville Campus), “A”, 5%, 2032	1,000,000	1,067,730
University of Arkansas, University Rev. (Monticello Campus), 4%, 2032	705,000	648,600
University of Arkansas, University Rev. (Monticello Campus), 4%, 2035	600,000	535,044
University of Arkansas, University Rev. (UAMS Campus), 4.5%, 2016	750,000	820,665
University of Arkansas, University Rev. (UAMS Campus), 4.5%, 2017	725,000	809,513
University of Arkansas, University Rev. (UAMS Campus), 4.5%, 2018	795,000	896,808
University of Arkansas, University Rev. (UAMS Campus), 4.5%, 2019	320,000	362,086
University of Arkansas, University Rev., Var Fac-Fayetteville Campus, AMBAC, 5%, 2036	2,500,000	2,595,125
University of Central Arkansas Rev., “C”, ASSD GTY, 4.25%, 2040	2,950,000	2,894,216
University of Puerto Rico Rev., “Q”, 5%, 2036	1,145,000	802,714
		$47,922,885
Utilities - Investor Owned - 0.9%
Independence County, AR, Pollution Control Rev. (Entergy Arkansas, Inc. Project), 2.375%, 2021	$750,000	$717,060
Independence County, AR, Pollution Control Rev. (Entergy Mississippi, Inc. Project), AMBAC, 4.9%, 2022	1,000,000	1,022,570
		$1,739,630

Issuer	Shares/Par	Value ($)
Utilities - Municipal Owned - 5.8%
Benton, AR, Public Utility Rev., AMBAC, 5%, 2031	$1,500,000	$1,580,100
Benton, AR, Public Utility Rev., AGM, 5%, 2032	1,130,000	1,174,420
Benton, AR, Public Utility Rev., AMBAC, 5%, 2036	1,500,000	1,545,885
Benton, AR, Public Utility Rev., AGM, 5%, 2036	1,165,000	1,189,302
Guam Power Authority Rev., “A”, 5.5%, 2030	450,000	461,007
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	245,000	273,680
North Little Rock, AR, Electric Rev., “A”, NATL, 6.5%, 2015 (c)	2,625,000	2,737,298
North Little Rock, AR, Electric Rev., “B”, AGM, 5%, 2021	1,040,000	1,111,552
North Little Rock, AR, Electric Rev., “B”, AGM, 5%, 2022	1,090,000	1,154,561
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 2027	470,000	354,300
		$11,582,105
Utilities - Other - 0.9%
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 2032	$1,250,000	$1,231,913
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	300,000	326,478
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	155,000	169,277
		$1,727,668
Water & Sewer Utility Revenue - 13.4%
Arkansas Community Public Water Systems Authority Rev., 5%, 2032	$1,020,000	$1,067,369
Arkansas Community Public Water Systems Authority Rev., 3.7%, 2036	1,500,000	1,208,730
Arkansas Community Public Water Systems Authority Rev., 4%, 2042	950,000	777,537
Arkansas Development Finance Authority, Capital Improvement Rev., Revolving Fund Loan, “C”, 5%, 2022	1,500,000	1,777,149
Arkansas Development Finance Authority, Capital Improvement Rev., Revolving Fund Loan, “C”, 5%, 2023	795,000	930,953
Arkansas Development Finance Authority, Capital Improvement Rev., Revolving Fund Loan, “C”, 5%, 2024	2,645,000	3,071,321
Arkansas Development Finance Authority, Capital Improvement Rev., Revolving Fund Loan, “C”, 5%, 2025	1,500,000	1,726,065
Central Arkansas Water Rev., “B”, 4%, 2014	880,000	910,518
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.125%, 2037	175,000	120,596
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,100,000	1,556,457
Fort Smith, AR, Water & Sewer Rev., AGM, 4.5%, 2021	1,545,000	1,719,091

13

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
Fort Smith, AR, Water & Sewer Rev., AGM, 4.5%, 2022	$455,000	$501,492
Fort Smith, AR, Water & Sewer Rev., AGM, 5%, 2032	2,000,000	2,105,460
Hot Springs, AR, Wastewater Rev., ASSD GTY, 4.625%, 2037	1,260,000	1,283,940
Little Rock, AR, Sewer Rev., 5.5%, 2030	750,000	822,510
Little Rock, AR, Sewer Rev., 5.75%, 2038	1,000,000	1,090,800
Little Rock, AR, Sewer Rev., “A”, AGM, 4.375%, 2033	750,000	750,338
Little Rock, AR, Sewer Rev., “C”, AGM, 5%, 2037	3,000,000	3,088,530
Rogers, AR, Sewer Rev., AMBAC, 5%, 2037	1,000,000	1,024,860
Wasco, CA, Semitropic Improvement District (Semitropic Water Storage District), “A”, 5%, 2038	1,325,000	1,331,188
		$26,864,904
Total Municipal Bonds (Identified Cost, $195,433,314)		$194,177,840

Money Market Funds - 3.9%
Issuer	Shares/Par	Value ($)
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	7,882,845	$7,882,845
Total Investments (Identified Cost, $203,316,159)		$202,060,685

Other Assets, Less Liabilities - (0.5)%		(994,663)
Net Assets - 100.0%		$201,066,022

See Portfolio Footnotes and Notes to Financial Statements

14

PORTFOLIO OF INVESTMENTS

9/30/13 (unaudited)

MFS CALIFORNIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.9%

Issuer	Shares/Par	Value ($)
Airport Revenue - 7.3%
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 2035	$780,000	$807,331
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 2029	3,000,000	3,197,910
Orange County, CA, Airport Rev., “A”, 5%, 2031	1,310,000	1,356,819
Sacramento County, CA, Airport Systems Rev., 5%, 2040	1,020,000	1,024,559
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 2021	1,500,000	1,673,145
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 2040	2,000,000	1,985,260
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 2030	1,715,000	1,750,912
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 2031	850,000	865,997
San Francisco, CA, City & County Airports Commission, International Airport Rev., “D”, 5%, 2025	2,000,000	2,227,680
San Jose, CA, Airport Rev., “A”, BHAC, 5.5%, 2023	2,345,000	2,526,573
San Jose, CA, Airport Rev., “A-2”, 5.25%, 2034	2,560,000	2,642,304
		$20,058,490
General Obligations - General Purpose - 5.9%
Guam Government, “A”, 6.75%, 2029	$85,000	$89,907
Guam Government, “A”, 5.25%, 2037	815,000	753,150
Guam Government, “A”, 7%, 2039	95,000	100,742
State of California, 5%, 2034	2,200,000	2,265,406
State of California, 5.25%, 2035	2,545,000	2,704,368
State of California, 6%, 2039	3,000,000	3,446,250
State of California, 5.5%, 2040	3,670,000	3,910,091
State of California, 5.25%, 2040	2,775,000	2,893,021
		$16,162,935
General Obligations - Schools - 8.3%
Beaumont, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, AGM, 0%, 2040	$5,315,000	$1,155,428
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2029	4,335,000	2,074,818
Cabrillo, CA, Community College District, Capital Appreciation, “A”, NATL, 0%, 2028	1,000,000	486,410
Chabot-Las Positas, CA, Community College (Election of 2004), “B”, AMBAC, 5%, 2016 (c)	1,090,000	1,211,252
Colton, CA, Joint Union School District (Election of 2001), Capital Appreciation, “C”, FGIC, 0%, 2032	1,000,000	351,930

Issuer	Shares/Par	Value ($)
General Obligations - Schools - continued
Colton, CA, Joint Union School District (Election of 2001), Capital Appreciation, “C”, FGIC, 0%, 2033	$3,000,000	$986,130
Garvey, CA, School District (Election of 2004), Capital Appreciation, AGM, 0%, 2031	2,120,000	788,068
Glendale, CA, Community College District (Election of 2002), “D”, NATL, 5%, 2031	1,710,000	1,819,645
Moorpark, CA, Unified School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2033	500,000	169,200
Moreland, CA, School District (Election of 2002), Capital Appreciation, “B”, FGIC, 0%, 2028	1,440,000	678,499
Napa Valley, CA, Unified School District (Election of 2006), Capital Appreciation, “A”, 0%, 2029	3,385,000	1,534,861
San Diego County, CA, Southwestern Community College District (Election of 2008), “C”, 5%, 2040	2,060,000	2,093,207
San Joaquin, CA, Delta Community College District (Election of 2004), “B”, Capital Appreciation, AGM, 0%, 2018	2,350,000	2,100,336
San Mateo County, CA, Community College District (Election of 2001), Capital Appreciation, “A”, NATL, 0%, 2021	4,300,000	3,400,182
Santa Monica,CA, Community College District (Election of 2002), Capital Appreciation, “C”, 0%, 2027	2,000,000	1,090,780
Santee, CA, School District (Election of 2006), Capital Appreciation, “D”, ASSD GTY, 0%, 2043	4,235,000	728,293
William S. Hart, CA, Union High School Disctrict (Election of 2008), “C”, 4%, 2038	2,500,000	2,195,300
		$22,864,339
Healthcare Revenue - Hospitals - 17.0%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (San Diego Hospital), “C”, 5.375%, 2020	$2,000,000	$2,029,200
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Sharp Healthcare), “A”, 5%, 2026	1,090,000	1,163,313
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Sharp Healthcare), “A”, 5%, 2028	500,000	521,055
California Health Facilities Financing Authority Rev. (Adventist Health System/West), “A”, 4%, 2033	825,000	727,881
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “A”, 6%, 2029	1,500,000	1,691,025
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “G”, 5.25%, 2023	2,000,000	2,051,940

15

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
California Health Facilities Financing Authority Rev. (Cedars Sinai Medical Center), 5%, 2027	$1,000,000	$1,023,530
California Health Facilities Financing Authority Rev. (Children’s Hospital of Orange County), 6.25%, 2029	2,000,000	2,254,380
California Health Facilities Financing Authority Rev. (Providence Health & Services), “B”, 5.5%, 2039	1,000,000	1,088,690
California Health Facilities Financing Authority Rev. (Providence Health & Services), “C”, 6.5%, 2018 (c)	30,000	37,504
California Health Facilities Financing Authority Rev. (Providence Health & Services), “C”, 6.5%, 2033	1,500,000	1,694,295
California Health Facilities Financing Authority Rev. (Providence Health & Services), “C”, 6.5%, 2038	1,720,000	1,941,123
California Statewide Communities Development Authority Rev. (Community Hospital of the Monterey Peninsula), 6%, 2033	1,250,000	1,387,375
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 6.25%, 2033	2,000,000	2,227,020
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, CALHF, 5.5%, 2023	1,000,000	1,122,980
California Statewide Communities Development Authority Rev. (John Muir Health), 5.125%, 2039	1,000,000	1,004,610
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “A”, 5%, 2019	2,485,000	2,878,077
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “B”, 5%, 2041	1,300,000	1,302,275
California Statewide Communities Development Authority Rev. (Santa Ynez Valley Cottage Hospital), 5.25%, 2030	1,740,000	1,848,611
California Statewide Communities Development Authority Rev. (Sutter Health), “A”, 5%, 2032	3,390,000	3,500,107
California Statewide Communities Development Authority Rev. (Trinity Health Corp.), 5%, 2041	2,550,000	2,566,805
Madera County, CA, COP (Children’s Hospital Central California), 5.375%, 2036	3,000,000	3,043,140
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	1,805,000	1,858,193
San Buenaventura, CA, Rev. (Community Memorial Health System), 7.5%, 2041	1,000,000	1,094,890
Santa Clara County, CA, Financing Authority Rev. (El Camino Hospital), AMBAC, 5.125%, 2041	2,550,000	2,559,920
Sierra View, CA, Local Health Care District Rev., 5.25%, 2037	1,000,000	985,240

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Washington Township, CA, Health Care District Rev., “A”, 6.25%, 2039	$1,000,000	$1,066,280
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 2029	2,000,000	2,010,100
		$46,679,559
Healthcare Revenue - Long Term Care - 3.2%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Episcopal Senior Communities), 6.125%, 2041	$850,000	$880,881
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Eskaton Properties, Inc.), 5%, 2035	1,270,000	1,158,951
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 2039	1,500,000	1,534,530
California Statewide Communities Development Authority Rev. (Episcopal Communities & Services for Seniors Obligated Group), 5%, 2047	1,785,000	1,512,377
California Statewide Communities Development Authority Rev. (Senior Living Presbyterian Homes), 4.875%, 2036	1,000,000	862,370
California Statewide Communities Development Authority Rev. (The Terraces at San Joaquin Gardens), “A”, 6%, 2042	750,000	748,973
Eden Township, CA, Healthcare District, COP, 6.125%, 2034	1,090,000	1,134,864
La Verne, CA, COP (Brethren Hillcrest Homes), “B”, 6.625%, 2025	950,000	960,507
		$8,793,453
Miscellaneous Revenue - Entertainment & Tourism - 0.3%
Agua Caliente Band of Cahuilla Indians, CA, Rev., 6%, 2018 (n)	$750,000	$750,000

Miscellaneous Revenue - Other - 2.5%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Jackson Lab), 5.75%, 2015 (c)	$4,115,000	$4,583,657
California Infrastructure & Economic Development Bank Rev. (Walt Disney Family Museum), 5.25%, 2033	1,340,000	1,373,741
San Diego County, CA, COP (Burnham Institute for Medical Research), 5%, 2034	1,000,000	963,530
		$6,920,928
Sales & Excise Tax Revenue - 3.6%
Los Angeles County, CA, Metropolitan Transportation Authority Sales Tax Rev. , “A”, 5%, 2020	$4,750,000	$5,687,840
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.75%, 2037	1,055,000	872,474
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 6%, 2042	20,000	16,337
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A-1”, 5.25%, 2043	835,000	633,732
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 2040	930,000	785,971

16

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Sales & Excise Tax Revenue - continued
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2040	$740,000	$649,454
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Convertible Capital Appreciation, “A”, 0% to 2016, 6.75% to 2032	1,605,000	1,191,247
		$9,837,055
Single Family Housing - State - 2.7%
California Housing Finance Agency Rev. (Home Mortgage), “E”, 4.75%, 2030	$1,760,000	$1,663,306
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 2023	2,000,000	2,002,900
California Housing Finance Agency Rev. (Home Mortgage), “L”, 5.45%, 2033	3,240,000	3,250,854
California Housing Finance Agency Rev. (Home Mortgage), “L”, FNMA, 5.5%, 2038	455,000	455,137
		$7,372,197
State & Agency - Other - 0.6%
Pasadena, CA, COP, (Old Pasadena Parking Facilities Project), 6.25%, 2018	$1,520,000	$1,667,273

State & Local Agencies - 6.6%
Banning, CA, COP, Water Systems Improvement Project, ETM, AMBAC, 8%, 2019 (c)	$535,000	$633,028
California Public Works Board Lease Rev. (Judicial Council Projects), “A”, 5%, 2028	2,120,000	2,262,549
California Public Works Board Lease Rev., Department of Education (Riverside Campus), 6%, 2026	2,000,000	2,324,940
California Public Works Board Lease Rev., Department of General Services, 6.25%, 2034	1,500,000	1,710,990
California Public Works Board Lease Rev., Department of Justice, “D”, 5.25%, 2020	1,565,000	1,569,867
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.925%, 2037	2,320,000	1,520,899
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., FGIC, 5%, 2035	1,745,000	1,746,536
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, AGM, 4.55%, 2022	3,000,000	3,176,640
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	2,100,000	2,072,511
San Diego, CA, Public Facilities Financing Authority Lease Rev. (Master Refunding Project), “A”, 5.25%, 2040	1,000,000	1,005,130
		$18,023,090
Tax - Other - 0.2%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$445,000	$465,479
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	145,000	149,589
		$615,068

Issuer	Shares/Par	Value ($)
Tax Assessment - 8.7%
Bay Area Governments Association, Tax Allocation, “A”, AMBAC, 5%, 2033	$3,700,000	$3,410,364
Dana Point, CA, Community Facilities District, Special Tax, “2006-1”, 4.625%, 2043	855,000	756,034
Fontana, CA, Redevelopment Agency Tax Allocation (Jurupa Hills Redevelopment Project), “A”, 5.5%, 2027	3,350,000	3,353,049
Fullerton, CA, Community Facilities District, Special Tax (Amerige Heights), 5%, 2032	845,000	852,825
Glendale, CA, Redevelopment Agency, Tax Allocation Rev. (Central Glendale Redevelopment Project), 5.5%, 2024	1,750,000	1,811,338
Huntington Beach, CA, Community Facilities District Special Tax (Grand Coast Resort), 5.125%, 2031	1,000,000	973,110
Irvine, CA, Limited Obligation Improvement (Reassessment District #12-1), 4%, 2022	685,000	705,187
Irvine, CA, Limited Obligation Improvement (Reassessment District #12-1), 5%, 2023	340,000	373,289
Jurupa, CA, Community Facilities Services District, Special Tax (Eastvale Area District #31), “A”, 5%, 2037	1,000,000	925,130
Lee Lake, CA, Public Financing Authority Senior Lien Rev., “A”, 5.125%, 2035	1,000,000	952,530
North Natomas, CA, Community Facilities District Special Tax, “4-E”, 5.25%, 2033	840,000	823,696
Orange County, CA, Community Facilities District, Special Tax (Rancho Santa Margarita), “A”, 5.55%, 2017	255,000	255,566
Rancho Cucamonga, CA, Community Facilities District Special Tax, 5.25%, 2033	1,000,000	968,750
Riverside County, CA, Redevelopment Agency, Tax Allocation, “A”, XLCA, 5%, 2037	1,900,000	1,774,258
San Diego, CA, Redevelopment Agency, Tax Allocation (Centre City), “A”, AMBAC, 5.25%, 2025	2,360,000	2,427,803
San Diego, CA, Redevelopment Agency, Tax Allocation (Centre City), “B”, AMBAC, 5.3%, 2020	1,250,000	1,253,650
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation (Mission Bay North Redevelopment), “C”, 6.375%, 2032	1,000,000	1,116,800
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation (Mission Bay North Redevelopment), “C”, 6.5%, 2039	1,000,000	1,121,020
		$23,854,399
Tobacco - 1.7%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	$3,405,000	$2,606,800
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	1,800,000	1,916,784
		$4,523,584

17

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Toll Roads - 0.8%
Foothill/Eastern Corridor Agency, CA, Toll Road Rev., NATL, 5.125%, 2019	$500,000	$500,570
Riverside County, CA, Transportation Commission, Toll Rev., “A”, 5.75%, 2044	1,680,000	1,672,642
		$2,173,212
Universities - Colleges - 11.8%
California Educational Facilities Authority Rev. (Claremont Graduate University), “A”, 6%, 2033	$1,500,000	$1,623,930
California Educational Facilities Authority Rev. (Claremont Graduate University), “A”, 5%, 2042	1,000,000	993,950
California Educational Facilities Authority Rev. (Dominican University of California), 5%, 2025	800,000	813,264
California Educational Facilities Authority Rev. (Dominican University of California), 5%, 2036	1,150,000	1,085,175
California Educational Facilities Authority Rev. (Lutheran University), “C”, 5%, 2029	2,500,000	2,491,825
California Educational Facilities Authority Rev. (Pitzer College), 6%, 2040	3,000,000	3,256,260
California Educational Facilities Authority Rev. (University Financing Project), 5%, 2017	685,000	697,556
California Educational Facilities Authority Rev. (University Financing Project), 5%, 2026	1,315,000	1,193,994
California Educational Facilities Authority Rev. (University of La Verne), “A”, 5%, 2029	1,500,000	1,440,075
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 2030	1,760,000	2,042,480
California Educational Facilities Authority Rev. (University of The Pacific), 5.25%, 2029	1,265,000	1,324,493
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	2,000,000	2,119,740
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.125%, 2030	1,500,000	1,622,700
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 2040	1,500,000	1,615,545
California Public Works Board Lease Rev. (The Regents of the University of California), 5%, 2028	2,125,000	2,343,153
California Public Works Board Lease Rev. (The Regents of the University of California), 5%, 2034	1,500,000	1,545,720
California State University Rev., “A”, 5%, 2024	2,130,000	2,423,706
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.875%, 2043	1,270,000	1,135,088
California Statewide Communities, Notre Dame de Namur University, 6.625%, 2033	1,000,000	966,210
Oakland, CA, Joint Powers Financing Authority Rev., “A-1”, ASSD GTY, 5.25%, 2017	1,375,000	1,504,676
		$32,239,540
Universities - Dormitories - 1.4%
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	$2,000,000	$1,874,480

Issuer	Shares/Par	Value ($)
Universities - Dormitories - continued
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 2040	$2,000,000	$2,061,480
		$3,935,960
Universities - Secondary Schools - 1.7%
California Municipal Finance Authority Rev. (Partnerships to Uplift Communities Project), “A”, 5%, 2032	$825,000	$762,366
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6.125%, 2046	1,300,000	1,216,618
California Statewide Communities Development Authority, School Facility Rev. (Alliance for College-Ready Public Schools), “A”, 6.1%, 2032	850,000	838,704
California Statewide Communities Development Authority, School Facility Rev. (Alliance for College-Ready Public Schools), “A”, 6.375%, 2047	1,785,000	1,756,815
		$4,574,503
Utilities - Cogeneration - 0.8%
California Pollution Control Financing Authority, Water Furnishing Rev. (Poseidon Resources Desalination Project), 5%, 2045	$2,745,000	$2,294,820

Utilities - Investor Owned - 0.7%
California Pollution Control Financing Authority, Water Facilities Rev. (American Water Capital Corp. Project), 5.25%, 2040	$2,000,000	$1,932,860

Utilities - Municipal Owned - 4.8%
California Infrastructure & Economic Development Bank Rev. (California Independent System Corp.), “A”, 6%, 2030	$3,755,000	$3,961,901
Imperial, CA, Irrigation District Electric Rev., “B”, 5%, 2025	1,015,000	1,108,360
Imperial, CA, Irrigation District Electric Rev., “B”, 5%, 2026	1,245,000	1,337,715
Sacramento, CA, Municipal Utility District Rev., “X”, 5%, 2025	2,130,000	2,368,091
Tuolumne Wind Project Authority Rev. (Tuolomne Co.), “A”, 5.625%, 2029	2,000,000	2,198,880
Vernon, CA, Electric System Rev., “A”, 5.5%, 2041	2,130,000	2,153,558
		$13,128,505
Utilities - Other - 2.2%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$1,750,000	$2,127,388
Long Beach, CA, Bond Finance Authority Natural Gas Purchase Rev., “A”, 5.25%, 2022	2,210,000	2,399,861
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 2033	$1,655,000	1,620,046
		$6,147,295

18

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - 5.1%
California Department of Water Resources Rev. (Central Valley Project Water System), “AM”, 5%, 2024	$3,500,000	$4,128,215
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.125%, 2037	240,000	165,389
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	740,000	548,466
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	525,000	517,451
Madera, CA, Irrigation Financing Authority Rev., 6.5%, 2040	2,560,000	2,738,074
Ontario, CA, COP (Water Systems Improvement Project), 5%, 2034	2,000,000	2,072,300
Placerville, CA, Public Financing Authority Rev. (Wastewater Systems Refining & Improvement Project), XLCA, 5%, 2034	2,000,000	1,796,320

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
San Diego, CA, Public Facilities Financing Authority Sewer Rev., “A”, 5%, 2028	$350,000	$380,079
San Francisco, CA, City & County Public Utilities Commission, Wastewater Rev., “B”, 4%, 2036	1,860,000	1,723,178
		$14,069,472
Total Municipal Bonds (Identified Cost, $263,154,338)		$268,618,537

Money Market Funds - 1.0%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	2,702,353	$2,702,353
Total Investments (Identified Cost, $265,856,691)		$271,320,890

Other Assets, Less Liabilities - 1.1%		2,941,539
Net Assets - 100.0%		$274,262,429

See Portfolio Footnotes and Notes to Financial Statements

19

PORTFOLIO OF INVESTMENTS

9/30/13 (unaudited)

MFS GEORGIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 98.0%

Issuer	Shares/Par	Value ($)
Airport Revenue - 4.2%
Atlanta, GA, Airport Passenger Facilities Rev., “J”, AGM, 5%, 2029	$750,000	$774,675
Atlanta, GA, Airport Passenger Facilities Rev., “J”, AGM, 5%, 2034	750,000	767,314
Atlanta, GA, Airport Rev., “B”, AGM, 5.25%, 2033	1,000,000	1,021,160
Augusta, GA, Airport Rev., “B”, 5.35%, 2028	350,000	352,482
		$2,915,631
General Obligations - General Purpose - 8.4%
Atlanta & Fulton County, GA, Park Improvement, “A”, NATL, 5%, 2030	$500,000	$526,985
Gilmer County, GA, Building Authority Rev. (Courthouse Project), “A”, SYNCORA, 5%, 2029	500,000	508,635
Guam Government, “A”, 6.75%, 2029	185,000	195,680
Guam Government, “A”, 5.25%, 2037	100,000	92,411
Guam Government, “A”, 7%, 2039	25,000	26,511
Gwinnett County, GA, Development Authority Rev. (Civic & Cultural Center), 4%, 2021	510,000	567,860
Lagrange-Troup County, GA, Hospital Authority Rev., 5.5%, 2038	500,000	519,165
State of California, 5.125%, 2033	305,000	317,206
State of California, 6%, 2039	420,000	482,475
State of Georgia, “E”, 5%, 2016	1,000,000	1,119,000
State of Georgia, “I”, 5%, 2019	1,000,000	1,186,470
State of Georgia, “I”, 4%, 2024	100,000	108,922
State of Illinois, 5.5%, 2033	65,000	65,678
State of Illinois, 5.5%, 2038	190,000	187,956
		$5,904,954
General Obligations - Schools - 3.4%
Forsyth County, GA, School District, 5%, 2018	$610,000	$698,298
Gwinnett County, GA, School District, 5%, 2029	1,000,000	1,135,230
Jefferson, GA, School District, “A”, 5.25%, 2029	500,000	555,760
		$2,389,288
Healthcare Revenue - Hospitals - 16.7%
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	$750,000	$792,525
Chatham County, GA, Hospital Authority Rev., Hospital Improvement (Memorial Health University), “A”, 5.375%, 2014 (c)	200,000	202,502
Clarke County, GA, Hospital Authority Rev. (Athens Regional Medical Center Project), 5%, 2032	1,000,000	1,043,150
Cobb County, GA, Kennestone Hospital Authority Rev. (Wellstar Health System, Inc.), “B”, AMBAC, 6.25%, 2034	500,000	554,440
Dalton, GA, Development Authority Rev. (Hamilton Health Care System), 5%, 2028	500,000	520,310
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	500,000	500,940

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
DeKalb County, GA, Private Hospital Authority Rev. Anticipation Certificates (Children’s Healthcare), 5.25%, 2039	$750,000	$777,720
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	350,000	365,971
Fulton County, GA, Development Authority Rev. (Piedmont Healthcare), “A”, 5.25%, 2037	700,000	728,231
Gainesville & Hall Counties, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc.), “A”, 5.25%, 2034	500,000	509,140
Gainesville & Hall Counties, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc.), “B”, 5%, 2033	500,000	507,045
Georgia Medical Center Hospital Authority Rev. (Columbus Regional Healthcare System, Inc.), ASSD GTY, 6.5%, 2038	300,000	319,329
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	65,000	71,404
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	200,000	216,516
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	45,000	47,682
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 2041	210,000	219,956
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5.75%, 2025	160,000	173,979
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	200,000	209,066
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	135,000	142,048
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), 5.5%, 2042	110,000	108,733
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 2030	45,000	49,231
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	40,000	43,045
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	130,000	137,835
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	180,000	185,864
North Carolina Medical Care Commission, Hospital Rev. (The North Carolina Baptist Hospitals, Inc.), 5.25%, 2029	355,000	382,424

20

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Richmond County, GA, Development Authority Rev., Capital Appreciation, ETM, 0%, 2021 (c)	$225,000	$180,479
Richmond County, GA, Hospital Authority Rev. Anticipation Certificates (University Health Services, Inc. Project), 5.5%, 2036	750,000	778,958
Thomasville, GA, Hospital Authority Rev. Anticipation Certificates (John D. Archbold Memorial Hospital), 5.125%, 2030	500,000	516,905
Thomasville, GA, Hospital Authority Rev. Anticipation Certificates (John D. Archbold Memorial Hospital), 5.375%, 2040	500,000	513,740
Valdosta & Lowndes County, GA, Hospital Authority (South Georgia Medical Center Project), 5%, 2033	240,000	238,200
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	385,000	421,675
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	260,000	257,309
		$11,716,352
Healthcare Revenue - Long Term Care - 1.3%
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Canterbury Court), “A”, 6.125%, 2034	$150,000	$147,335
Gainesville & Hall County, GA, Development Authority Retirement Community Rev. (ACTS Retirement), 6.625%, 2039	200,000	213,676
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 2037	200,000	178,572
Savannah, GA, Economic Development Authority Rev., Capital Appreciation, “C”, ETM, 0%, 2021 (c)	500,000	401,065
		$940,648
Industrial Revenue - Environmental Services - 0.8%
Savannah, GA, Economic Development Authority, Solid Waste Disposal Rev. (Georgia Waste Management Project), “A”, 5.5%, 2016	$500,000	$544,670

Industrial Revenue - Paper - 1.0%
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	$150,000	$151,362
Savannah, GA, Economic Development Pollution (Union Camp Corp.), 6.15%, 2017	500,000	557,570
		$708,932
Miscellaneous Revenue - Other - 1.8%
Florida Citizens Property Insurance Corp., “A-1”, 5%, 2020	$285,000	$322,295
Fulton County, GA, Development Authority Rev. (Georgia Tech Athletic Association), “A”, 5%, 2042	425,000	429,603

Issuer	Shares/Par	Value ($)
Miscellaneous Revenue - Other - continued
Indiana Finance Authority Rev., (Ohio River Bridges East End Crossing Project), “A”, 5%, 2040	$75,000	$67,077
Indiana Finance Authority Rev., (Ohio River Bridges East End Crossing Project), “A”, 5%, 2044	110,000	95,600
Miami-Dade County, FL, Special Obligation, “B”, 5%, 2035	90,000	91,499
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 2028	310,000	286,487
		$1,292,561
Multi-Family Housing Revenue - 0.8%
Hinesville, GA, Leased Housing Corp., “A”, FHA, 6.7%, 2017	$570,000	$570,502

Sales & Excise Tax Revenue - 4.4%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 2030	$265,000	$278,125
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 2036	170,000	173,290
Guam Government Business Privilege Tax Rev., “C”, 5%, 2016	65,000	72,090
Guam Government Business Privilege Tax Rev., “C”, 5%, 2017	70,000	78,967
Metropolitan Atlanta, GA, Rapid Transit Authority Rev., “A”, 4%, 2033	1,000,000	922,700
Metropolitan Atlanta, GA, Rapid Transit Authority Rev., “B”, AGM, 5%, 2037	250,000	254,333
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	280,000	240,764
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.75%, 2037	145,000	119,914
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 6%, 2042	10,000	8,168
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A-1”, 5.25%, 2043	215,000	163,176
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	35,000	30,211
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	890,000	677,370
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	370,000	84,959
		$3,104,067
Single Family Housing Revenue - Local - 0.7%
Atlanta, GA, Urban Residential Financing Authority, Multifamily Housing Rev. (Ginnie Mae Collateralized - Amal Heights), GNMA, 4.9%, 2040	$500,000	$505,270

21

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Single Family Housing - State - 3.9%
California Housing Finance Agency Rev. (Home Mortgage), “I”, 4.7%, 2026	$300,000	$286,047
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 3.125%, 2027	500,000	450,890
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 3.45%, 2032	500,000	448,180
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “B-2”, 4.5%, 2024	500,000	502,575
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “C-2”, 5.1%, 2022	745,000	745,320
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “D-2”, 5.2%, 2032	295,000	299,691
		$2,732,703
State & Agency - Other - 4.3%
Carroll City-County, GA, Hospital Authority Rev. (Tanner Medical Center), 5%, 2040	$500,000	$503,375
Floyd County, GA, Hospital Authority Rev. Anticipation Certificates (Floyd Medical Center Project), “B”, 5%, 2032	1,000,000	1,028,460
Paulding County, GA, Hospital Authority Rev. Anticipation Certificates, “A”, 5%, 2042	500,000	506,905
Tift County, GA, Hospital Authority Rev. Anticipation Certificates, 5%, 2038	1,000,000	1,003,580
		$3,042,320
State & Local Agencies - 1.7%
Georgia Municipal Association, Inc. (Riverdale Public Purpose Project), ASSD GTY, 5.5%, 2038	$1,000,000	$1,039,810
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	115,000	126,806
		$1,166,616
Tax - Other - 0.8%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$75,000	$78,452
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	25,000	25,791
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	50,000	50,077
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	50,000	52,533
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	190,000	188,554
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 2039	180,000	186,305
		$581,712
Tax Assessment - 0.4%
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.6%, 2030	$150,000	$156,443
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 2031	125,000	125,301
		$281,744

Issuer	Shares/Par	Value ($)
Tobacco - 0.8%
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	$235,000	$250,247
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 2034	90,000	65,700
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	335,000	239,066
		$555,013
Toll Roads - 0.7%
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 2038	$80,000	$84,680
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 2043	60,000	62,187
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.25%, 2032	70,000	65,395
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 2037	120,000	120,391
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 2042	190,000	177,129
		$509,782
Transportation - Special Tax - 0.2%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 2028	$185,000	$170,735

Universities - Colleges - 18.7%
Athens, GA, Housing Authority Rev. (University of Georgia East Campus Funding), 5.25%, 2035	$500,000	$523,755
Athens-Clarke County, GA, Unified Government Development Authority, Educational Facilities Rev., Convertible Capital Appreciation, 5%, 2024	250,000	272,900
Athens-Clarke County, GA, Unified Government Development Authority, Educational Facilities Rev., Convertible Capital Appreciation, 5%, 2031	250,000	260,493
Atkinson-Coffee County, GA, Joint Development Authority Rev. (SGC Real Estate Foundation LLC), ASSD GTY, 5.25%, 2034	500,000	500,690
Atlanta, GA, Development Authority Educational Facilities Rev. (Panther Place), ASSD GTY, 4.75%, 2032	500,000	508,260
Atlanta, GA, Development Authority Educational Facilities Rev. (Science Park LLC), 5%, 2032	500,000	517,195
Atlanta, GA, Development Authority Educational Facilities Rev. (Science Park LLC), 5%, 2039	500,000	504,375

22

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
Bleckley-Dodge County, GA, Student Housing Facilities Rev. (Middle Georgia College), 5.25%, 2038	$500,000	$505,815
Carrollton, GA, Payroll Development Authority Rev. (UWG Phase II, LLC Project), AGM, 5%, 2040	500,000	515,620
Cobb County, GA, Development Authority, Dining Hall Lease Rev. (KSU Dining Hall), ASSD GTY, 5.75%, 2039	1,000,000	1,073,180
Cobb County, GA, Development Authority, Sports & Recreation Facilities Lease Rev. (Kennesaw State University Foundation), AGM, 5%, 2035	750,000	765,945
Dahlonega, GA, Downtown Development Authority Rev. (North Georgia MBA LLC), ASSD GTY, 4.75%, 2040	500,000	506,880
Dahlonega, GA, Downtown Development Authority Rev. (North Georgia PHD LLC), ASSD GTY, 5.25%, 2034	500,000	522,880
Dekalb Newton & Gwinnett Counties, GA, Joint Development Authority Rev. (GGC Foundation LLC), 6%, 2034	500,000	535,725
Fulton County, GA, Development Authority Rev. (Georgia Tech Foundation Funding), SYNCORA, 5%, 2032	500,000	522,040
Fulton County, GA, Development Authority Rev. (Molecular Science Building), NATL, 5%, 2034	1,000,000	1,014,170
Fulton County, GA, Development Authority Rev. (Spelman College), 5%, 2032	775,000	799,513
Georgia Higher Education Facilities Authority Rev. (Real Estate Foundation), 6%, 2034	300,000	326,259
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	430,000	456,656
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2030	100,000	102,430
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	275,000	323,598
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 2041	65,000	67,805
Private Colleges & Universities, GA, Authority Rev. (Agnes Scott College), 5%, 2024	500,000	546,245
Private Colleges & Universities, GA, Authority Rev. (Mercer University), “C”, 5.25%, 2027	350,000	355,516
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 2032	25,000	19,529
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 2042	45,000	33,112

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 2031	$55,000	$45,158
Savannah, GA, Economic Development Authority Rev. (AASU Student Union LLC), ASSD GTY, 5.125%, 2039	500,000	512,220
Savannah, GA, Economic Development Authority Rev. (SSU Community Development I LLC Project), ASSD GTY, 5.5%, 2035	500,000	528,610
		$13,166,574
Universities - Secondary Schools - 0.1%
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 4.875%, 2032	$30,000	$26,781
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 2042	75,000	65,176
		$91,957
Utilities - Investor Owned - 0.3%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 2029 (b)	$160,000	$176,899

Utilities - Municipal Owned - 4.4%
Georgia Municipal Electric Authority Power Rev., “A”, NATL, 6.5%, 2020	$1,130,000	$1,278,233
Georgia Municipal Electric Authority Power Rev., “Z”, 5.5%, 2020	385,000	418,441
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), “S”, 5%, 2025	500,000	550,955
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), “S”, 5%, 2026	500,000	543,365
Guam Power Authority Rev., “A”, 5.5%, 2030	160,000	163,914
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	100,000	111,706
		$3,066,614
Utilities - Other - 3.2%
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 2022	$910,000	$974,009
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “B”, 5%, 2019	250,000	276,553
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 2032	405,000	399,140
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2020	250,000	274,390
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	225,000	249,401
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 2031	40,000	38,247
		$2,211,740
Water & Sewer Utility Revenue - 15.0%
Athens-Clarke County, GA, Unified Government Water & Sewer Rev., 5.625%, 2033	$500,000	$554,775
Augusta, GA, Water & Sewer Rev., AGM, 5.25%, 2034	1,000,000	1,033,750

23

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
Cherokee County, GA, Water & Sewer Authority Rev., 5%, 2021	$385,000	$445,911
Cherokee County, GA, Water & Sewer Authority Rev., 5%, 2028	800,000	859,704
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.125%, 2037	60,000	41,347
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,035,000	767,111
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2031	1,000,000	1,073,490
DeKalb County, GA, Water & Sewer Rev., “B”, 5.25%, 2025	1,000,000	1,171,290
Fulton County, GA, Water & Sewer Rev., 5%, 2023	1,000,000	1,139,790
Fulton County, GA, Water & Sewer Rev., 5%, 2026	500,000	568,935
Fulton County, GA, Water & Sewer Rev., ETM, FGIC, 6.375%, 2014 (c)	495,000	502,465
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	60,000	59,137

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
Henry County, GA, Water & Sewer Authority Rev., BHAC, 5.25%, 2027	$1,000,000	$1,172,240
Henry County, GA, Water & Sewer Authority Rev., 5.25%, 2028	1,000,000	1,148,250
		$10,538,195
Total Municipal Bonds (Identified Cost, $68,157,263)		$68,885,479

Money Market Funds - 0.6%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	426,995	$426,995
Total Investments (Identified Cost, $68,584,258)		$69,312,474

Other Assets, Less Liabilities - 1.4%		948,610
Net Assets - 100.0%		$70,261,084

See Portfolio Footnotes and Notes to Financial Statements

24

PORTFOLIO OF INVESTMENTS

9/30/13 (unaudited)

MFS MARYLAND MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.1%

Issuer	Shares/Par	Value ($)
Airport Revenue - 0.8%
Metropolitan Washington, DC, Airport Authority Rev., “A”, 5%, 2039	$750,000	$785,115

General Obligations - General Purpose - 13.7%
Anne Arundel County, MD, Consolidated Water & Sewer, 5%, 2022	$530,000	$629,947
Anne Arundel County, MD, General Improvement, 5%, 2025	2,000,000	2,293,140
Anne Arundel County, MD, Special Obligation (Arundel Mills Project), 5.125%, 2029	1,000,000	1,022,200
Baltimore County, MD, Public Improvement, 5%, 2028	2,000,000	2,236,460
Guam Government, “A”, 6.75%, 2029	70,000	74,041
Guam Government, “A”, 7%, 2039	80,000	84,835
Prince George’s County, MD, Consolidated Public Improvement, “A”, 5%, 2030	1,500,000	1,652,760
State of California, 6%, 2039	720,000	827,100
State of Illinois, 5.5%, 2033	90,000	90,939
State of Illinois, 5.5%, 2038	275,000	272,041
State of Maryland, 5%, 2020	3,500,000	3,963,750
Washington Suburban Sanitary District, MD, Consolidated Public Improvement, 5%, 2021	500,000	600,535
		$13,747,748
Healthcare Revenue - Hospitals - 22.6%
Brazoria County, TX, Health Facilities Development Corp., Hospital Rev. (Brazosport Regional Health System), 5.25%, 2032	$255,000	$241,023
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	590,000	616,922
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	345,000	373,490
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	370,000	386,772
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	575,000	605,021
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	640,000	640,525
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), 5.5%, 2042	165,000	163,099
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System, Inc.), 5%, 2040	1,000,000	1,008,370
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System, Inc.), “A”, 6.75%, 2039	1,000,000	1,155,910

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Maryland Health & Higher Educational Facilities Authority Rev. (Ascension Health), “B”, 5%, 2051	$1,000,000	$1,001,930
Maryland Health & Higher Educational Facilities Authority Rev. (Calvert Health Systems), 5.5%, 2039	1,000,000	1,039,630
Maryland Health & Higher Educational Facilities Authority Rev. (Carroll Hospital), “A”, 5%, 2037	1,000,000	997,170
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 2029	750,000	707,753
Maryland Health & Higher Educational Facilities Authority Rev. (Frederick Memorial Hospital), “A”, 4%, 2038	1,000,000	824,270
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Health System), “A”, 5%, 2026	250,000	271,218
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical Institutions), “A”, 5%, 2037	750,000	752,730
Maryland Health & Higher Educational Facilities Authority Rev. (Lifebridge Health), ASSD GTY, 4.75%, 2038	965,000	945,661
Maryland Health & Higher Educational Facilities Authority Rev. (Lifebridge Health), 4.75%, 2039	590,000	572,890
Maryland Health & Higher Educational Facilities Authority Rev. (Medlantic/Helix Parent, Inc.), “A”, AGM, 5.25%, 2038	1,000,000	1,039,660
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), 5.5%, 2033	635,000	649,942
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), “A”, 5%, 2041	505,000	496,026
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	750,000	750,435
Maryland Health & Higher Educational Facilities Authority Rev. (Peninsula Regional Medical Center), 5%, 2036	1,000,000	1,003,480
Maryland Health & Higher Educational Facilities Authority Rev. (Suburban Hospital), “A”, 5.5%, 2016	1,000,000	1,033,890
Maryland Health & Higher Educational Facilities Authority Rev. (Union Hospital of Cecil County Issue), 5%, 2035	500,000	501,205
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), AMBAC, 5%, 2031	645,000	668,349

25

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “A”, 5%, 2041	$500,000	$493,310
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 5.75%, 2038	500,000	495,430
Maryland Industrial Development Authority, Economic Development Rev., RIBS, FRN, AGM, 11.252%, 2022 (p)	1,050,000	1,256,493
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	65,000	69,948
Montgomery County, MD, Rev. (Trinity Health Corp.), 5%, 2040	1,000,000	1,016,010
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	480,000	508,930
Richmond, IN, Hospital Authority Rev. (Reid Hospital), “A”, 6.5%, 2029	415,000	444,946
		$22,732,438
Healthcare Revenue - Long Term Care - 1.6%
Gaithersburg, MD, Economic Development Rev. (Asbury Maryland Obligations Group), “A”, 5.125%, 2036	$400,000	$372,600
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 2041	750,000	803,033
Maryland Health & Higher Educational Facilities Authority Rev. (King Farm Presbyterian Community), “A”, 5.3%, 2037	300,000	268,311
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	55,000	60,354
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	85,000	92,329
		$1,596,627
Healthcare Revenue - Other - 0.8%
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 2019	$165,000	$174,253
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 2029	565,000	576,729
		$750,982
Industrial Revenue - Other - 0.5%
Maryland Economic Development Corp., Pollution Control Rev. (CNX Marine Terminals, Inc.), 5.75%, 2025	$500,000	$522,850

Miscellaneous Revenue - Other - 2.4%
Harford County, MD, Economic Development Rev. (Battelle Memorial Institute Project), 5.25%, 2034	$1,600,000	$1,604,624

Issuer	Shares/Par	Value ($)
Miscellaneous Revenue - Other - continued
Indiana Finance Authority Rev., (Ohio River Bridges East End Crossing Project), “A”, 5%, 2040	$105,000	$93,908
Indiana Finance Authority Rev., (Ohio River Bridges East End Crossing Project), “A”, 5%, 2044	160,000	139,054
Miami-Dade County, FL, Special Obligation, “B”, 5%, 2035	120,000	121,999
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 2028	450,000	415,868
		$2,375,453
Multi-Family Housing Revenue - 6.3%
Maryland Community Development Administration, Department of Housing & Community Development, “A”, 5.05%, 2047	$1,000,000	$1,000,550
Maryland Community Development Administration, Department of Housing & Community Development, “B”, FNMA, 5%, 2039	500,000	500,275
Maryland Community Development Administration, Department of Housing & Community Development, “B”, FHA, 4.45%, 2040	1,500,000	1,492,935
Maryland Community Development Administration, Department of Housing & Community Development, “D”, 5%, 2032	1,000,000	999,930
Montgomery County, MD, Housing Opportunities Commission, Multifamily & Reconstruction Development Rev., “D”, 3.25%, 2037	1,500,000	1,269,645
Montgomery County, MD, Housing Opportunities Commission, Multifamily Rev., 5.125%, 2037	1,000,000	1,020,190
		$6,283,525
Parking - 1.3%
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical Institutions), AMBAC, 5%, 2034	$1,385,000	$1,349,987

Port Revenue - 0.6%
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.75%, 2035	$550,000	$555,126

Sales & Excise Tax Revenue - 3.4%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	$435,000	$438,080
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 2036	260,000	265,031
Guam Government Business Privilege Tax Rev., “C”, 5%, 2016	80,000	88,726
Guam Government Business Privilege Tax Rev., “C”, 5%, 2017	90,000	101,529

26

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Sales & Excise Tax Revenue - continued
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2019 (c)	$5,000	$6,093
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.75%, 2037	455,000	376,280
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 6%, 2042	15,000	12,252
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A-1”, 5%, 2043	490,000	356,059
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A-1”, 5.25%, 2043	295,000	223,893
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 2040	145,000	122,544
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2040	435,000	381,773
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	1,240,000	943,752
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	620,000	142,364
		$3,458,376
Single Family Housing - State - 3.2%
Maryland Community Development Administration, Department of Housing & Community Development, 5%, 2034	$1,500,000	$1,510,965
Maryland Community Development Administration, Department of Housing & Community Development , “B”, 4.75%, 2019	215,000	215,024
Maryland Community Development Administration, Department of Housing & Community Development, “A”, 5.875%, 2016	230,000	230,205
Maryland Community Development Administration, Department of Housing & Community Development, “I”, 6%, 2041	245,000	251,221
Montgomery County, MD, Housing Opportunities Commission (Single Family Mortgage Rev.), “B”, 4.55%, 2026	1,000,000	984,730
		$3,192,145
State & Agency - Other - 3.2%
Howard County, MD, COP, “A”, 8%, 2019	$805,000	$1,102,673
Howard County, MD, COP, “B”, 8%, 2019	385,000	527,365
Howard County, MD, COP, “B”, 8.15%, 2021	450,000	638,294
Howard County, MD, COP, “C”, 8%, 2019	680,000	931,450
		$3,199,782
State & Local Agencies - 2.4%
FYI Properties Lease Rev. (Washington State Project), 5.5%, 2034	$370,000	$392,459
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	180,000	198,479
Maryland Department of Transportation, Port Administration Facilities Project, AMBAC, 5.25%, 2020	1,690,000	1,826,653
		$2,417,591

Issuer	Shares/Par	Value ($)
Tax - Other - 1.2%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$325,000	$339,957
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	45,000	46,424
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	520,000	516,043
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 2039	285,000	294,984
		$1,197,408
Tax Assessment - 3.3%
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 2040	$350,000	$364,263
Anne Arundel County, MD, Special Obligation (VLG South Waugh Chapel Project), 6.25%, 2040	300,000	313,191
Baltimore, MD, Special Obligation, (East Baltimore Research Park Project), “A”, 7%, 2038	400,000	419,364
Brunswick, MD, Special Obligation (Brunswick Crossing Special Taxing), 5.5%, 2036	244,000	207,268
Frederick County, MD, Special Obligation (Urbana Community Development Authority), “A”, 5%, 2040	1,500,000	1,543,995
Prince George’s County, MD, Special Obligation (National Harbor Project), 5.2%, 2034	500,000	485,140
		$3,333,221
Tobacco - 1.1%
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	$215,000	$228,949
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 2034	165,000	120,450
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	930,000	663,676
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021	130,000	127,973
		$1,141,048
Transportation - Special Tax - 1.7%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.25%, 2033	$1,365,000	$1,135,503
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.125%, 2032	485,000	519,149
		$1,654,652
Universities - Colleges - 9.1%
Annapolis, MD, Economic Development Rev. (St. John’s College), 5.5%, 2018	$110,000	$110,363
Maryland Health & Higher Educational Facilities Authority Rev. (Goucher College), 5.375%, 2014 (c)	500,000	519,160

27

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
Maryland Health & Higher Educational Facilities Authority Rev. (Goucher College), “A”, 5%, 2034	$500,000	$522,285
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins University), “A”, 5%, 2037	1,500,000	1,588,095
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola College), “A”, 5.125%, 2045	1,600,000	1,606,160
Maryland Health & Higher Educational Facilities Authority Rev. (Maryland Institute College of Art), 5%, 2030	750,000	757,388
Maryland Health & Higher Educational Facilities Authority Rev. (Notre Dame College), 5%, 2035	1,000,000	1,024,290
Morgan State University, Academic & Auxiliary Facilities Fees Rev., NATL, 6.05%, 2015	650,000	674,980
Morgan State University, Academic & Auxiliary Facilities Fees Rev., 5%, 2030	150,000	163,394
Morgan State University, Academic & Auxiliary Facilities Fees Rev., 5%, 2032	440,000	474,192
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	480,000	564,826
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 2032	30,000	23,435
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 2042	60,000	44,149
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 2031	85,000	69,789
Westminster, MD, Educational Facilities Rev. (McDaniel College, Inc.), 5%, 2031	1,000,000	1,014,760
		$9,157,266
Universities - Dormitories - 4.5%
Maryland Economic Development Corp., Student Housing Rev. (Salisbury University Project), 5%, 2027	$500,000	$498,495
Maryland Economic Development Corp., Student Housing Rev. (Salisbury University Project), 5%, 2030	300,000	290,745
Maryland Economic Development Corp., Student Housing Rev. (Towson University Project), 5%, 2027	700,000	708,351
Maryland Economic Development Corp., Student Housing Rev. (Towson University Project), 5%, 2029	250,000	251,743

Issuer	Shares/Par	Value ($)
Universities - Dormitories - continued
University System of Maryland, Auxiliary Facility & Tuition Rev., “D”, 5%, 2022	$2,350,000	$2,805,971
		$4,555,305
Universities - Secondary Schools - 0.8%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 2041	$265,000	$296,463
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038 (d)	500,000	145,000
Maryland Industrial Development Financing Authority, Economic Development Authority Rev. (Our Lady of Good Council), “A”, 6%, 2035	400,000	405,612
		$847,075
Utilities - Investor Owned - 0.9%
Maryland Economic Development Corp., Pollution Control Rev. (Potomac Electric Power Co.), 6.2%, 2022	$500,000	$590,850
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 2029 (b)	275,000	304,046
		$894,896
Utilities - Municipal Owned - 0.2%
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	$185,000	$206,656

Utilities - Other - 1.8%
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 2032	$620,000	$611,029
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	400,000	443,380
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	195,000	212,211
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	100,000	109,211
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	140,000	150,987
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	235,000	253,969
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 2031	55,000	52,589
		$1,833,376
Water & Sewer Utility Revenue - 9.7%
Baltimore, MD, Rev., LEVRRS, FRN, NATL, 10.903%, 2020 (p)	$3,000,000	$3,853,560
Baltimore, MD, Wastewater Rev. Project, “A”, NATL, 5.65%, 2020	2,000,000	2,284,520
Baltimore, MD, Wastewater Rev. Project, “A”, 5%, 2041	1,000,000	1,019,209
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5%, 2033	695,000	486,492
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.125%, 2037	85,000	58,574

28

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	$1,045,000	$774,522
Jackson, MI, Mississippi Development Bank Special Obligation (MI Water and Sewer System Rev. Bond Project), AGM, 6.875%, 2040	50,000	60,688
Montgomery County, MD, Water Quality Protection Charge Rev., “A”, 5%, 2032	1,125,000	1,214,808
		$9,752,373
Total Municipal Bonds (Identified Cost, $96,936,260)		$97,541,021

Money Market Funds - 1.8%

Issuer	Shares/Par	Value ($)
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	1,844,883	$1,844,883
Total Investments (Identified Cost, $98,781,143)		$99,385,904

Other Assets, Less Liabilities - 1.1%		1,087,692
Net Assets - 100.0%		$100,473,596

See Portfolio Footnotes and Notes to Financial Statements

29

PORTFOLIO OF INVESTMENTS

9/30/13 (unaudited)

MFS MASSACHUSETTS MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.4%

Issuer	Shares/Par	Value ($)
General Obligations - General Purpose - 9.3%
Boston, MA, “B”, 4%, 2019	$2,000,000	$2,250,380
Boston, MA, “B”, 4%, 2021	1,870,000	2,106,892
Commonwealth of Massachusetts, “B”, 5.25%, 2023	1,000,000	1,217,820
Commonwealth of Massachusetts, “B”, 5.25%, 2028	2,225,000	2,610,192
Commonwealth of Massachusetts, “C”, NATL, 5.5%, 2019	4,000,000	4,846,360
Commonwealth of Massachusetts, “C”, 3%, 2030	3,000,000	2,494,890
Commonwealth of Massachusetts, “C”, AMBAC, 5%, 2032	4,815,000	5,110,448
Guam Government, “A”, 6.75%, 2029	685,000	724,545
Guam Government, “A”, 5.25%, 2037	395,000	365,023
Guam Government, “A”, 7%, 2039	75,000	79,533
State of California, 6%, 2039	1,555,000	1,786,306
		$23,592,389
Healthcare Revenue - Hospitals - 15.5%
Brazoria County, TX, Health Facilities Development Corp., Hospital Rev. (Brazosport Regional Health System), 5.25%, 2032	$680,000	$642,729
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	1,315,000	1,375,003
Illinois Finance Authority Rev. (Little Company of Mary Hospital and Health Care Centers), 5.375%, 2040	410,000	411,722
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	235,000	249,006
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 2041	935,000	979,328
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5.75%, 2025	690,000	750,285
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	745,000	778,771
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	520,000	547,149
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	1,180,000	1,180,968
Massachusetts Development Finance Agency Healthcare System Rev. (Covenant Health System Obligated Group), 5%, 2031	1,560,000	1,574,180
Massachusetts Development Finance Agency Hospital Rev. (Cape Cod Healthcare Obligated Group), 5.25%, 2041	2,000,000	1,976,700

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Massachusetts Development Finance Agency Rev. (Tufts Medical Center), “I”, 7.25%, 2032	$1,000,000	$1,158,930
Massachusetts Development Finance Agency Rev. (UMass Memorial Medical Center, Inc.), “H”, 5.5%, 2031	1,000,000	1,030,400
Massachusetts Health & Educational Facilities Authority Rev. (Bay State Medical Center), “I”, 5.75%, 2036	500,000	532,850
Massachusetts Health & Educational Facilities Authority Rev. (Caregroup, Inc.), 5.125%, 2038	2,000,000	2,013,640
Massachusetts Health & Educational Facilities Authority Rev. (Children’s Hospital), “M”, 5.25%, 2039	1,500,000	1,554,135
Massachusetts Health & Educational Facilities Authority Rev. (Children’s Hospital), “M”, 5.5%, 2039	1,000,000	1,069,870
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “D”, 5.25%, 2018	1,085,000	1,087,094
Massachusetts Health & Educational Facilities Authority Rev. (Lahey Clinic), “D”, 5.25%, 2037	1,550,000	1,602,421
Massachusetts Health & Educational Facilities Authority Rev. (Lowell General Hospital), “C”, 5.125%, 2035	1,600,000	1,557,936
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Eye & Ear Infirmary), “C”, 5.375%, 2035	1,500,000	1,454,070
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville Hospital), “C”, 5.25%, 2018	1,500,000	1,500,105
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare System), “G”, 5%, 2032	2,000,000	2,032,600
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare System), “J-1”, 5%, 2039	2,000,000	2,023,740
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare System), “J1”, 5%, 2034	1,375,000	1,403,779
Massachusetts Health & Educational Facilities Authority Rev. (South Shore), 5.625%, 2019	520,000	520,993
Massachusetts Health & Educational Facilities Authority Rev. (Southcoast Health Obligation), “D”, 5%, 2029	1,000,000	1,015,380
Massachusetts Health & Educational Facilities Authority Rev. (Southcoast Health Obligation), “D”, 5%, 2039	1,000,000	989,920
Massachusetts Health & Educational Facilities Authority Rev. (Winchester Hospital), 5.25%, 2038	2,000,000	2,015,640

30

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 2030	$430,000	$470,433
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	655,000	676,340
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	35,000	36,487
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	165,000	183,153
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	395,000	431,103
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	1,355,000	1,484,077
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	915,000	905,530
		$39,216,467
Healthcare Revenue - Long Term Care - 1.4%
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	$500,000	$510,560
Massachusetts Development Finance Agency Rev. (Carleton-Willard Village), 5.625%, 2030	525,000	541,333
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 2039	352,582	296,758
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-2”, 5.5%, 2046	18,820	13,743
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 2056	93,608	525
Massachusetts Development Finance Agency Rev. (Loomis Communities), “A”, 6%, 2033	500,000	494,325
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 6.9%, 2032	530,000	531,813
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 2043	1,000,000	942,230
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	20,000	21,194
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	130,000	137,640
		$3,490,121
Healthcare Revenue - Other - 0.8%
Massachusetts Health & Educational Facilities Authority Rev. (Dana Faber Cancer Institute), “K”, 5%, 2037	$2,000,000	$2,026,080

Human Services - 0.4%
Massachusetts Development Finance Agency Rev. (Evergreen Center, Inc.), 5.5%, 2035	$1,200,000	$1,117,476

Issuer	Shares/Par	Value ($)
Industrial Revenue - Airlines - 0.8%
Massachusetts Port Authority Rev., Special Facilities (U.S. Airways), NATL, 5.875%, 2016	$1,900,000	$1,900,836

Industrial Revenue - Environmental Services - 0.8%
Massachusetts Development Finance Agency Rev. (Waste Management, Inc.), FRN, 5.5%, 2027 (b)	$750,000	$770,318
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “C”, 5.25%, 2042	1,535,000	1,287,420
		$2,057,738
Miscellaneous Revenue - Other - 5.7%
Martha’s Vineyard, MA, Land Bank Rev., AMBAC, 5%, 2029	$785,000	$800,826
Massachusetts Development Finance Agency Rev., 5.5%, 2020	1,205,000	1,402,548
Massachusetts Health & Educational Facilities Authority Rev., 5.5%, 2034	1,500,000	1,627,245
Massachusetts Health & Educational Facilities Authority Rev. (The Sterling & Francine Clark Art Institute), “B”, 5%, 2030	3,500,000	3,730,475
Massachusetts Health & Educational Facilities Authority Rev. (The Sterling & Francine Clark Art Institute), “B”, 5%, 2040	1,700,000	1,759,857
Massachusetts Port Authority Facilities Rev. (Boston Fuel Project), FGIC, 5%, 2024	2,000,000	2,102,880
Massachusetts Port Authority Facilities Rev. (Conrac Project), “A”, 5.125%, 2041	3,000,000	3,048,630
		$14,472,461
Multi-Family Housing Revenue - 6.7%
Massachusetts Development Finance Agency Rev. (Credit Housing-Chelsea Homes), “I-A”, LOC, 5%, 2024	$1,185,000	$1,190,119
Massachusetts Development Finance Agency Rev. (Morville House Apartments), “A”, LOC, 4.95%, 2023	2,500,000	2,502,650
Massachusetts Housing Finance Agency Rev., “A”, 5.25%, 2035	1,000,000	1,021,900
Massachusetts Housing Finance Agency Rev., “A”, 5.25%, 2048	1,000,000	1,000,080
Massachusetts Housing Finance Agency Rev., “C”, 5.35%, 2049	1,680,000	1,717,699
Massachusetts Housing Finance Agency Rev., “E”, 2.875%, 2027	1,000,000	886,710
Massachusetts Housing Finance Agency Rev., “F”, 3.45%, 2037	1,000,000	804,790
Massachusetts Housing Finance Agency Rev., “F”, 5.125%, 2034	720,000	733,788
Massachusetts Housing Finance Agency Rev., “P”, 5%, 2023	1,240,000	1,240,446
Massachusetts Housing Finance Agency Rev., “P”, 5.2%, 2045	1,445,000	1,407,473
Massachusetts Housing Finance Agency, “B”, 5.25%, 2030	1,700,000	1,725,636

31

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Multi-Family Housing Revenue - continued
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, 4.75%, 2030	$1,425,000	$1,491,020
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, 4.875%, 2032	1,190,000	1,246,858
		$16,969,169
Parking - 1.3%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 2036	$3,000,000	$3,173,700

Port Revenue - 0.5%
Massachusetts Port Authority, “B”, 5%, 2033	$1,080,000	$1,134,551

Sales & Excise Tax Revenue - 8.5%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	$985,000	$991,974
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 2024	1,590,000	1,901,147
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 2031	2,045,000	2,253,488
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	1,850,000	2,120,452
Massachusetts Bay Transportation Authority, Sales Tax Rev., Capital Appreciation, 0%, 2034	4,000,000	1,519,840
Massachusetts School Building Authority, Dedicated Sales Tax Rev., AMBAC, 4.75%, 2032	2,000,000	2,056,760
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “A”, 5%, 2030	3,000,000	3,273,420
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “A”, AMBAC, 4.5%, 2035	950,000	950,285
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2015 (c)	10,000	12,187
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.75%, 2037	1,340,000	1,108,167
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	1,275,000	1,001,219
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 6%, 2042	35,000	28,589
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A-1”, 5%, 2043	1,720,000	1,249,838
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A-1”, 5.25%, 2043	765,000	580,604
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	110,000	94,948
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 2040	360,000	304,247
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	1,675,000	1,274,826
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Convertible Capital Appreciation, “A”, 0% to 2016, 6.75% to 2032	1,175,000	872,097
		$21,594,088

Issuer	Shares/Par	Value ($)
Single Family Housing - State - 2.3%
Massachusetts Housing Finance Agency, Single Family Housing Rev., “122”, 4.85%, 2031	$1,625,000	$1,628,494
Massachusetts Housing Finance Agency, Single Family Housing Rev., “128”, AGM, 4.875%, 2038	1,020,000	1,027,507
Massachusetts Housing Finance Agency, Single Family Housing Rev., “157”, 4.35%, 2027	755,000	737,008
Massachusetts Housing Finance Agency, Single Family Housing Rev., “162”, 3.15%, 2032	2,000,000	1,588,820
Massachusetts Housing Finance Agency, Single Family Housing Rev., “162”, 3.45%, 2037	1,000,000	789,840
		$5,771,669
State & Agency - Other - 0.5%
Massachusetts Development Finance Agency Rev. (Visual & Performing Arts Project), 6%, 2015	$1,235,000	$1,358,426

State & Local Agencies - 3.6%
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.925%, 2037	$1,370,000	$898,117
Massachusetts College Building Authority Project Rev., Capital Appreciation, “A”, SYNCORA, 0%, 2022	8,310,000	6,524,513
Massachusetts State College, Building Authority Project Rev., “A”, 5.5%, 2049	1,680,000	1,762,505
		$9,185,135
Student Loan Revenue - 4.8%
Massachusetts Educational Financing Authority, “J”, 5.625%, 2029	$2,000,000	$2,044,500
Massachusetts Educational Financing Authority, Education Loan Rev., “E”, AMBAC, 5%, 2015	90,000	90,257
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	1,630,000	1,707,996
Massachusetts Educational Financing Authority, Education Loan Rev., “I”, 6%, 2028	1,090,000	1,165,820
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 2022	3,000,000	3,301,950
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.15%, 2026	1,520,000	1,589,312
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.2%, 2027	725,000	755,515
Massachusetts Educational Financing Authority, Education Loan Rev., “Issue E”, AMBAC, 5.3%, 2016	1,360,000	1,363,536
		$12,018,886
Tax - Other - 1.1%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$260,000	$271,965
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	85,000	87,690

32

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Tax - Other - continued
Massachusetts Special Obligation Dedicated Tax Rev., NATL, 5.5%, 2023	$1,585,000	$1,860,790
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 2029	600,000	649,320
		$2,869,765
Tobacco - 1.5%
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.5%, 2039	$400,000	$353,552
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	440,000	336,855
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	1,335,000	1,421,615
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 2034	330,000	240,900
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	1,990,000	1,420,124
		$3,773,046
Toll Roads - 1.7%
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “B”, 5%, 2015	$1,500,000	$1,584,015
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “B”, 5%, 2032	2,600,000	2,688,504
		$4,272,519
Transportation - Special Tax - 0.1%
Massachusetts Bay Transportation Authority, Sales Tax Rev., ETM, “C”, 5.5%, 2016 (c)	$200,000	$226,340

Universities - Colleges - 20.3%
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	$2,005,000	$2,130,232
Massachusetts Development Finance Agency Higher Education Rev. (Emerson College), “A”, 5%, 2023	1,750,000	1,799,420
Massachusetts Development Finance Agency Rev. (Boston College), “R-1”, 5%, 2024	3,950,000	4,465,001
Massachusetts Development Finance Agency Rev. (Boston University), “V-1”, 5%, 2029	2,165,000	2,347,769
Massachusetts Development Finance Agency Rev. (Boston University),“X”, 5%, 2048	970,000	982,183
Massachusetts Development Finance Agency Rev. (Curry College), “A”, ACA, 5%, 2036	2,000,000	1,899,120
Massachusetts Development Finance Agency Rev. (Hampshire College), 5.7%, 2034	1,000,000	1,007,960
Massachusetts Development Finance Agency Rev. (Massachusetts College of Pharmacy), “F”, 4%, 2032	1,000,000	926,020
Massachusetts Development Finance Agency Rev. (Massachusetts College of Pharmacy), “F”, 4%, 2035	500,000	452,245
Massachusetts Development Finance Agency Rev. (New England Conservatory of Music), 5.25%, 2038	2,000,000	2,022,400

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
Massachusetts Development Finance Agency Rev. (Simmons College), SYNCORA, 5.25%, 2026	$2,250,000	$2,389,590
Massachusetts Development Finance Agency Rev. (Suffolk University), 5.125%, 2040	1,000,000	972,260
Massachusetts Development Finance Agency Rev. (The Broad Institute, Inc.), “A”, 5.25%, 2037	2,000,000	2,073,920
Massachusetts Development Finance Agency Rev. (Wheelock College), “C”, 5.25%, 2037	1,500,000	1,500,000
Massachusetts Health & Educational Facilities Authority Rev. (Berklee College of Music), “A”, 5%, 2027	905,000	956,920
Massachusetts Health & Educational Facilities Authority Rev. (Berklee College of Music), “A”, 5%, 2037	2,000,000	2,062,720
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2027	1,735,000	2,049,000
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 5.5%, 2036	1,500,000	1,668,315
Massachusetts Health & Educational Facilities Authority Rev. (Lesley University), “A”, ASSD GTY, 5.25%, 2039	1,000,000	1,037,520
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology) “M”, 5.25%, 2021	4,000,000	4,867,400
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “A”, 5%, 2038	750,000	785,633
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 2028	1,000,000	1,196,830
Massachusetts Health & Educational Facilities Authority Rev. (Northeastern University), “A”, 5%, 2035	1,500,000	1,532,835
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), 8%, 2015 (c)	205,000	236,053
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), 8%, 2029	295,000	324,804
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), MSQLF, 4.875%, 2027	250,000	264,135
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), 5%, 2028	640,000	676,896
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), 5%, 2029	300,000	315,399
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	2,000,000	2,162,660
Massachusetts State College, Building Authority Project Rev., “A”, 5%, 2029	2,000,000	2,177,280
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 2041	295,000	307,729

33

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 2032	$110,000	$85,928
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 2042	180,000	132,448
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 2031	75,000	53,634
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 2042	35,000	24,220
University of Massachusetts Building Authority Project Rev., “1”, 5%, 2019	3,000,000	3,537,060
		$51,423,539
Universities - Secondary Schools - 3.5%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 2041	$665,000	$743,955
Massachusetts Development Finance Agency Rev. (Belmont Hill School), 4.375%, 2017 (c)	1,080,000	1,219,903
Massachusetts Development Finance Agency Rev. (Belmont Hill School), 4.5%, 2017 (c)	1,000,000	1,134,320
Massachusetts Development Finance Agency Rev. (Dexter School), 4.75%, 2032	1,130,000	1,131,435
Massachusetts Development Finance Agency Rev. (Dexter School), 5%, 2037	2,000,000	2,005,120
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “A”, 6.375%, 2030	970,000	1,048,987
Massachusetts Development Finance Agency Rev. (Middlesex School), 5.125%, 2023	500,000	500,830
Massachusetts Development Finance Agency Rev. (Milton Academy), “A”, 5%, 2028	1,000,000	1,087,510
		$8,872,060
Utilities - Investor Owned - 0.5%
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	$1,000,000	$1,225,380

Utilities - Municipal Owned - 0.2%
Guam Power Authority Rev., “A”, 5.5%, 2030	$590,000	$604,431

Utilities - Other - 1.5%
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 2032	$1,620,000	$1,596,559
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	805,000	892,302

Issuer	Shares/Par	Value ($)
Utilities - Other - continued
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	$405,000	$440,745
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	210,000	229,343
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	480,000	518,746
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 2031	160,000	152,987
		$3,830,682
Water & Sewer Utility Revenue - 4.1%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.125%, 2037	$220,000	$151,606
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	2,000,000	1,496,260
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	120,000	88,940
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	305,000	300,614
Massachusetts Water Pollution Abatement Trust, 5.25%, 2027	1,280,000	1,511,475
Massachusetts Water Pollution Abatement Trust, 5.25%, 2033	2,000,000	2,260,280
Massachusetts Water Pollution Abatement Trust (MWRA Program), “A”, 5%, 2032	75,000	75,180
Massachusetts Water Pollution Abatement Trust, “10”, 5%, 2029	160,000	164,762
Massachusetts Water Pollution Abatement Trust, “10”, 5%, 2034	145,000	148,901
Massachusetts Water Pollution Abatement Trust, “15A”, 5%, 2020	1,400,000	1,668,733
Massachusetts Water Resources Authority, “B”, AGM, 5.25%, 2029	595,000	686,112
Massachusetts Water Resources Authority, General Rev., “B”, AGM, 5.25%, 2031	1,625,000	1,824,420
		$10,377,283
Total Municipal Bonds (Identified Cost, $237,563,318)		$246,554,237

Money Market Funds - 1.7%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	4,371,141	$4,371,141
Total Investments (Identified Cost, $241,934,459)		$250,925,378

Other Assets, Less Liabilities - 0.9%		2,248,597
Net Assets - 100.0%		$253,173,975

See Portfolio Footnotes and Notes to Financial Statements

34

Portfolio of Investments (unaudited) – continued

Portfolio Footnotes:

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $750,000, representing 0.27% of net assets for the MFS California Municipal Bond Fund.
(p)	Primary inverse floater.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit
Insurers		Inverse Floaters
ACA	ACA Financial Guaranty Corp.	LEVRRS	Leveraged Reverse Rate Security
AGM	Assured Guaranty Municipal	RIBS	Residual Interest Bonds
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Health Construction Loan Insurance
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
MSQLF	Michigan Student Qualified Loan Fund
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.
XLCA	XL Capital Insurance Co.

See Notes to Financial Statements

35

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 9/30/13 (unaudited)

These statements represent each fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

	Alabama Fund	Arkansas Fund	California Fund
Assets
Investments –
Non-affiliated issuers, at identified cost	$55,301,410	$195,433,314	$263,154,338
Underlying affiliated funds, at cost and net asset value	399,656	7,882,845	2,702,353
Total investments, at identified cost	$55,701,066	$203,316,159	$265,856,691
Unrealized appreciation (depreciation)	1,419,409	(1,255,474)	5,464,199
Total investments, at value	$57,120,475	$202,060,685	$271,320,890
Receivables for
Investments sold	55,000	146,886	—
Fund shares sold	128,958	103,042	89,882
Interest	751,710	2,659,203	3,783,121
Receivable from investment adviser	4,202	—	—
Other assets	92	234	307
Total assets	$58,060,437	$204,970,050	$275,194,200

Liabilities
Payables for
Distributions	$34,683	$70,744	$204,149
Investments purchased	—	2,197,344	—
Fund shares reacquired	95,636	1,451,646	449,246
Payable to affiliates
Investment adviser	—	10,251	13,870
Shareholder servicing costs	40,834	124,817	207,904
Distribution and service fees	1,563	5,058	7,066
Payable for independent Trustees’ compensation	4,281	4,118	10,903
Accrued expenses and other liabilities	27,884	40,050	38,633
Total liabilities	$204,881	$3,904,028	$931,771
Net assets	$57,855,556	$201,066,022	$274,262,429

Net assets consist of
Paid-in capital	$57,605,997	$205,919,772	$279,198,410
Unrealized appreciation (depreciation) on investments	1,419,409	(1,255,474)	5,464,199
Accumulated net realized gain (loss) on investments	(1,225,142)	(3,571,623)	(10,698,474)
Accumulated undistributed (distributions in excess of) net investment income	55,292	(26,653)	298,294
Net assets	$57,855,556	$201,066,022	$274,262,429

36

Statements of Assets and Liabilities (unaudited) – continued

	Alabama Fund	Arkansas Fund	California Fund
Net assets
Class A	$57,092,057	$193,269,959	$240,099,319
Class B	763,499	7,796,063	4,429,081
Class C	—	—	29,734,029
Total net assets	$57,855,556	$201,066,022	$274,262,429

Shares of beneficial interest outstanding
Class A	5,719,210	20,267,590	42,842,542
Class B	76,471	816,772	790,089
Class C	—	—	5,287,422
Total shares of beneficial interest outstanding	5,795,681	21,084,362	48,920,053

Class A shares
Net asset value per share
(net assets/shares of beneficial interest outstanding)	$9.98	$9.54	$5.60
Offering price per share (100 / 95.25 × net asset value per share)	$10.48	$10.02	$5.88

Class B shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$9.98	$9.54	$5.61

Class C shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$—	$—	$5.62

On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

37

Statements of Assets and Liabilities (unaudited) – continued

At 9/30/13	Georgia Fund	Maryland Fund	Massachusetts Fund
Assets
Investments –
Non-affiliated issuers, at identified cost	$68,157,263	$96,936,260	$237,563,318
Underlying affiliated funds, at cost and net asset value	426,995	1,844,883	4,371,141
Total investments, at identified cost	$68,584,258	$98,781,143	$241,934,459
Unrealized appreciation (depreciation)	728,216	604,761	8,990,919
Total investments, at value	$69,312,474	$99,385,904	$250,925,378
Receivables for
Investments sold	—	20,000	125,000
Fund shares sold	155,549	24,938	155,413
Interest	973,248	1,378,742	3,354,757
Receivable from investment adviser	1,391	—	—
Other assets	104	133	290
Total assets	$70,442,766	$100,809,717	$254,560,838

Liabilities
Payables for
Distributions	$32,483	$68,941	$146,695
Fund shares reacquired	66,351	152,236	930,348
Payable to affiliates
Investment adviser	—	5,160	12,827
Shareholder servicing costs	44,377	69,664	248,462
Distribution and service fees	1,870	2,367	—
Payable for independent Trustees’ compensation	4,818	7,352	7,313
Accrued expenses and other liabilities	31,783	30,401	41,218
Total liabilities	$181,682	$336,121	$1,386,863
Net assets	$70,261,084	$100,473,596	$253,173,975

Net assets consist of
Paid-in capital	$70,730,061	$101,106,597	$249,747,911
Unrealized appreciation (depreciation) on investments	728,216	604,761	8,990,919
Accumulated net realized gain (loss) on investments	(1,267,643)	(1,463,416)	(5,818,798)
Undistributed net investment income	70,450	225,654	253,943
Net assets	$70,261,084	$100,473,596	$253,173,975

38

Statements of Assets and Liabilities (unaudited) – continued

	Georgia Fund	Maryland Fund	Massachusetts Fund
Net assets
Class A	$68,408,641	$97,713,272	$248,948,080
Class B	1,852,443	2,760,324	4,225,895
Total net assets	$70,261,084	$100,473,596	$253,173,975

Shares of beneficial interest outstanding
Class A	6,575,598	9,174,532	23,163,759
Class B	177,402	259,284	392,531
Total shares of beneficial interest outstanding	6,753,000	9,433,816	23,556,290

Class A shares
Net asset value per share
(net assets/shares of beneficial interest outstanding)	$10.40	$10.65	$10.75
Offering price per share (100 / 95.25 × net asset value per share)	$10.92	$11.18	$11.29

Class B shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$10.44	$10.65	$10.77

On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class B shares.

See Notes to Financial Statements

39

Financial Statements

STATEMENTS OF OPERATIONS

Six months ended 9/30/13 (unaudited)

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.

	Alabama Fund	Arkansas Fund	California Fund
Net investment income
Interest	$1,572,302	$4,709,201	$7,382,273
Dividends from underlying affiliated funds	435	1,926	2,718
Total investment income	$1,572,737	$4,711,127	$7,384,991
Expenses
Management fee	$146,391	$505,968	$683,134
Distribution and service fees	84,919	313,454	521,156
Shareholder servicing costs	26,148	88,688	134,871
Administrative services fee	9,696	19,530	24,376
Independent Trustees’ compensation	1,632	5,303	5,695
Custodian fee	9,433	19,979	23,302
Shareholder communications	3,310	6,570	7,560
Audit and tax fees	25,024	25,049	25,051
Legal fees	3,131	1,966	5,563
Miscellaneous	23,850	30,975	36,283
Total expenses	$333,534	$1,017,482	$1,466,991
Fees paid indirectly	(2)	—	(2)
Reduction of expenses by investment adviser and distributor	(27,791)	(168,760)	(206,290)
Net expenses	$305,741	$848,722	$1,260,699
Net investment income	$1,266,996	$3,862,405	$6,124,292

Realized and unrealized gain (loss) on investments
Realized gain (loss) on investments (identified cost basis)	$(746,291)	$(4,515,920)	$(4,982,747)
Change in unrealized appreciation (depreciation) on investments	$(3,896,470)	$(11,636,205)	$(18,838,699)
Net realized and unrealized gain (loss) on investments	$(4,642,761)	$(16,152,125)	$(23,821,446)
Change in net assets from operations	$(3,375,765)	$(12,289,720)	$(17,697,154)

See Notes to Financial Statements

40

Statements of Operations (unaudited) – continued

Six months ended 9/30/13	Georgia Fund	Maryland Fund	Massachusetts Fund
Net investment income
Interest	$1,722,252	$2,641,868	$6,485,119
Dividends from underlying affiliated funds	1,053	2,074	2,790
Total investment income	$1,723,305	$2,643,942	$6,487,909
Expenses
Management fee	$174,733	$246,455	$631,008
Distribution and service fees	105,335	148,985	368,543
Shareholder servicing costs	31,202	46,948	156,657
Administrative services fee	10,470	12,430	22,949
Independent Trustees’ compensation	1,660	2,883	5,607
Custodian fee	12,258	12,940	22,773
Shareholder communications	3,609	4,553	7,093
Audit and tax fees	25,022	25,031	25,065
Legal fees	1,794	3,104	2,118
Miscellaneous	25,638	26,823	31,762
Total expenses	$391,721	$530,152	$1,273,575
Fees paid indirectly	(1)	(3)	(2)
Reduction of expenses by investment adviser and distributor	(15,642)	(3,140)	(33,382)
Net expenses	$376,078	$527,009	$1,240,191
Net investment income	$1,347,227	$2,116,933	$5,247,718

Realized and unrealized gain (loss) on investments
Realized gain (loss) on investments (identified cost basis)	$(954,134)	$(1,272,634)	$(6,475,260)
Change in unrealized appreciation (depreciation) on investments	$(4,758,086)	$(7,084,250)	$(16,799,302)
Net realized and unrealized gain (loss) on investments	$(5,712,220)	$(8,356,884)	$(23,274,562)
Change in net assets from operations	$(4,364,993)	$(6,239,951)	$(18,026,844)

See Notes to Financial Statements

41

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Six months ended 9/30/13 (unaudited)	Alabama Fund	Arkansas Fund	California Fund
Change in net assets

From operations
Net investment income	$1,266,996	$3,862,405	$6,124,292
Net realized gain (loss) on investments	(746,291)	(4,515,920)	(4,982,747)
Net unrealized gain (loss) on investments	(3,896,470)	(11,636,205)	(18,838,699)
Change in net assets from operations	$(3,375,765)	$(12,289,720)	$(17,697,154)

Distributions declared to shareholders
From net investment income	$(1,239,390)	$(3,848,525)	$(5,898,244)
Change in net assets from fund share transactions	$(9,094,315)	$(24,741,344)	$(30,805,850)
Total change in net assets	$(13,709,470)	$(40,879,589)	$(54,401,248)

Net assets
At beginning of period	71,565,026	241,945,611	328,663,677
At end of period	$57,855,556	$201,066,022	$274,262,429
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$55,292	$(26,653)	$298,294

Six months ended 9/30/13 (unaudited)	Georgia Fund	Maryland Fund	Massachusetts Fund
Change in net assets

From operations
Net investment income	$1,347,227	$2,116,933	$5,247,718
Net realized gain (loss) on investments	(954,134)	(1,272,634)	(6,475,260)
Net unrealized gain (loss) on investments	(4,758,086)	(7,084,250)	(16,799,302)
Change in net assets from operations	$(4,364,993)	$(6,239,951)	$(18,026,844)

Distributions declared to shareholders
From net investment income	$(1,284,914)	$(1,984,199)	$(5,076,208)
Change in net assets from fund share transactions	$(6,806,783)	$(5,537,819)	$(25,712,957)
Total change in net assets	$(12,456,690)	$(13,761,969)	$(48,816,009)

Net assets
At beginning of period	82,717,774	114,235,565	301,989,984
At end of period	$70,261,084	$100,473,596	$253,173,975
Undistributed net investment income included in net assets at end of period	$70,450	$225,654	$253,943

See Notes to Financial Statements

42

Statements of Changes in Net Assets – continued

Year ended 3/31/13	Alabama Fund	Arkansas Fund	California Fund
Change in net assets

From operations
Net investment income	$2,688,361	$8,454,600	$12,352,175
Net realized gain (loss) on investments	221,161	543,680	2,828,772
Net unrealized gain (loss) on investments	1,052,995	317,806	7,922,149
Change in net assets from operations	$3,962,517	$9,316,086	$23,103,096

Distributions declared to shareholders
From net investment income	$(2,587,536)	$(8,079,772)	$(11,992,142)
Change in net assets from fund share transactions	$(1,522,773)	$18,224,694	$1,015,019
Total change in net assets	$(147,792)	$19,461,008	$12,125,973

Net assets
At beginning of period	71,712,818	222,484,603	316,537,704
At end of period	$71,565,026	$241,945,611	$328,663,677
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$27,686	$(40,533)	$72,246

Year ended 3/31/13	Georgia Fund	Maryland Fund	Massachusetts Fund
Change in net assets

From operations
Net investment income	$2,663,282	$4,524,136	$11,007,416
Net realized gain (loss) on investments	74,187	210,272	1,309,831
Net unrealized gain (loss) on investments	1,242,105	664,751	3,752,443
Change in net assets from operations	$3,979,574	$5,399,159	$16,069,690

Distributions declared to shareholders
From net investment income	$(2,539,962)	$(4,088,801)	$(10,410,844)
Change in net assets from fund share transactions	$10,233,705	$1,780,645	$1,798,812
Total change in net assets	$11,673,317	$3,091,003	$7,457,658

Net assets
At beginning of period	71,044,457	111,144,562	294,532,326
At end of period	$82,717,774	$114,235,565	$301,989,984
Undistributed net investment income included in net assets at end of period	$8,137	$92,920	$82,433

See Notes to Financial Statements

43

Financial Statements

FINANCIAL HIGHLIGHTS

MFS ALABAMA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/13 (unaudited)		Years ended 3/31
			2013	2012	2011		2010	2009
Class A
Net asset value, beginning of period	$10.70		$10.50	$9.72	$10.25		$9.60	$10.17

Income (loss) from investment operations
Net investment income (d)	$0.20		$0.40	$0.41	$0.42		$0.44	$0.43
Net realized and unrealized gain (loss) on investments	(0.72)		0.19	0.77	(0.54)		0.72	(0.50)
Total from investment operations	$(0.52)		$0.59	$1.18	$(0.12)		$1.16	$(0.07)

Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.39)	$(0.40)	$(0.41)		$(0.42)	$(0.44)
From net realized gain on investments	—		—	—	(0.00	)(w)	(0.09)	(0.06)
Total distributions declared to shareholders	$(0.20)		$(0.39)	$(0.40)	$(0.41)		$(0.51)	$(0.50)
Net asset value, end of period (x)	$9.98		$10.70	$10.50	$9.72		$10.25	$9.60
Total return (%) (r)(s)(t)(x)	(4.91	)(n)	5.63	12.30	(1.21)		12.25	(0.59)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.01	(a)	0.96	0.99	0.97		0.97	1.01
Expenses after expense reductions (f)	0.93	(a)	0.93	0.93	0.93		0.93	0.84
Net investment income	3.91	(a)	3.74	4.01	4.12		4.33	4.36
Portfolio turnover	5	(n)	10	21	20		27	35
Net assets at end of period (000 omitted)	$57,092		$70,432	$69,887	$70,582		$78,842	$68,320

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A	N/A		N/A	0.80

See Notes to Financial Statements

44

Financial Highlights – continued

MFS ALABAMA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/13 (unaudited)		Years ended 3/31
			2013	2012	2011		2010	2009
Class B
Net asset value, beginning of period	$10.70		$10.50	$9.72	$10.24		$9.60	$10.17

Income (loss) from investment operations
Net investment income (d)	$0.16		$0.32	$0.33	$0.34		$0.36	$0.36
Net realized and unrealized gain (loss) on investments	(0.72)		0.19	0.77	(0.52)		0.72	(0.50)
Total from investment operations	$(0.56)		$0.51	$1.10	$(0.18)		$1.08	$(0.14)

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.31)	$(0.32)	$(0.34)		$(0.35)	$(0.37)
From net realized gain on investments	—		—	—	(0.00	)(w)	(0.09)	(0.06)
Total distributions declared to shareholders	$(0.16)		$(0.31)	$(0.32)	$(0.34)		$(0.44)	$(0.43)
Net asset value, end of period (x)	$9.98		$10.70	$10.50	$9.72		$10.24	$9.60
Total return (%) (r)(s)(t)(x)	(5.27	)(n)	4.85	11.47	(1.84)		11.31	(1.34)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.76	(a)	1.71	1.74	1.72		1.72	1.76
Expenses after expense reductions (f)	1.68	(a)	1.68	1.68	1.68		1.68	1.58
Net investment income	3.15	(a)	2.99	3.28	3.37		3.60	3.62
Portfolio turnover	5	(n)	10	21	20		27	35
Net assets at end of period (000 omitted)	$763		$1,133	$1,826	$3,179		$5,477	$6,884

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A	N/A		N/A	1.55
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holders of the floating rate certificates from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

45

Financial Highlights – continued

MFS ARKANSAS MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/13 (unaudited)		Years ended 3/31
			2013	2012	2011		2010	2009
Class A
Net asset value, beginning of period	$10.23		$10.17	$9.49	$9.95		$9.43	$9.80

Income (loss) from investment operations
Net investment income (d)	$0.17		$0.37	$0.38	$0.41		$0.42	$0.43
Net realized and unrealized gain (loss) on investments	(0.69)		0.05	0.68	(0.47)		0.53	(0.29)
Total from investment operations	$(0.52)		$0.42	$1.06	$(0.06)		$0.95	$0.14

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.36)	$(0.38)	$(0.40)		$(0.41)	$(0.43)
From net realized gain on investments	—		—	—	(0.00	)(w)	(0.02)	(0.08)
Total distributions declared to shareholders	$(0.17)		$(0.36)	$(0.38)	$(0.40)		$(0.43)	$(0.51)
Net asset value, end of period (x)	$9.54		$10.23	$10.17	$9.49		$9.95	$9.43
Total return (%) (r)(s)(t)(x)	(5.11	)(n)	4.10	11.34	(0.62)		10.17	1.61

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	(a)	0.86	0.87	0.87		0.84	0.83
Expenses after expense reductions (f)	0.73	(a)	0.71	0.72	0.72		0.74	0.66
Net investment income	3.47	(a)	3.59	3.86	4.20		4.32	4.48
Portfolio turnover	9	(n)	16	12	20		9	23
Net assets at end of period (000 omitted)	$193,270		$232,510	$213,736	$178,685		$179,094	$141,100

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A	N/A		N/A	0.60

See Notes to Financial Statements

46

Financial Highlights – continued

MFS ARKANSAS MUNICIPAL BOND FUND – continued

	Six months ended 9/30/13 (unaudited)		Years ended 3/31
			2013	2012	2011		2010	2009
Class B
Net asset value, beginning of period	$10.24		$10.18	$9.50	$9.96		$9.44	$9.81

Income (loss) from investment operations
Net investment income (d)	$0.13		$0.29	$0.31	$0.33		$0.35	$0.35
Net realized and unrealized gain (loss) on investments	(0.70)		0.04	0.67	(0.47)		0.52	(0.28)
Total from investment operations	$(0.57)		$0.33	$0.98	$(0.14)		$0.87	$0.07

Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.27)	$(0.30)	$(0.32)		$(0.33)	$(0.36)
From net realized gain on investments	—		—	—	(0.00	)(w)	(0.02)	(0.08)
Total distributions declared to shareholders	$(0.13)		$(0.27)	$(0.30)	$(0.32)		$(0.35)	$(0.44)
Net asset value, end of period (x)	$9.54		$10.24	$10.18	$9.50		$9.96	$9.44
Total return (%) (r)(s)(t)(x)	(5.57	)(n)	3.29	10.47	(1.43)		9.30	0.85

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	(a)	1.61	1.62	1.62		1.59	1.59
Expenses after expense reductions (f)	1.50	(a)	1.50	1.49	1.53		1.52	1.42
Net investment income	2.69	(a)	2.80	3.08	3.37		3.53	3.71
Portfolio turnover	9	(n)	16	12	20		9	23
Net assets at end of period (000 omitted)	$7,796		$9,435	$8,749	$7,816		$8,129	$6,111

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A	N/A		N/A	1.35
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holders of the floating rate certificates from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

47

Financial Highlights – continued

MFS CALIFORNIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/13 (unaudited)		Years ended 3/31
			2013	2012	2011	2010	2009
Class A
Net asset value, beginning of period	$6.05		$5.84	$5.23	$5.56	$5.15	$5.56

Income (loss) from investment operations
Net investment income (d)	$0.12		$0.23	$0.24	$0.26	$0.26	$0.27
Net realized and unrealized gain (loss) on investments	(0.45)		0.21	0.61	(0.34)	0.41	(0.42)
Total from investment operations	$(0.33)		$0.44	$0.85	$(0.08)	$0.67	$(0.15)

Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.23)	$(0.24)	$(0.25)	$(0.26)	$(0.26)
Net asset value, end of period (x)	$5.60		$6.05	$5.84	$5.23	$5.56	$5.15
Total return (%) (r)(s)(t)(x)	(5.55	)(n)	7.59	16.48	(1.53)	13.11	(2.66)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87	(a)	0.85	0.86	0.85	0.81	0.81
Expenses after expense reductions (f)	0.72	(a)	0.70	0.71	0.70	0.71	0.63
Net investment income	4.15	(a)	3.90	4.26	4.79	4.78	5.05
Portfolio turnover	14	(n)	20	35	24	31	27
Net assets at end of period (000 omitted)	$240,099		$288,367	$277,271	$263,306	$324,093	$291,509

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A	N/A	N/A	0.56

	Six months ended 9/30/13 (unaudited)		Years ended 3/31
			2013	2012	2011	2010	2009
Class B
Net asset value, beginning of period	$6.05		$5.84	$5.23	$5.57	$5.15	$5.56

Income (loss) from investment operations
Net investment income (d)	$0.10		$0.19	$0.20	$0.22	$0.22	$0.23
Net realized and unrealized gain (loss) on investments	(0.45)		0.20	0.60	(0.35)	0.41	(0.42)
Total from investment operations	$(0.35)		$0.39	$0.80	$(0.13)	$0.63	$(0.19)

Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.18)	$(0.19)	$(0.21)	$(0.21)	$(0.22)
Net asset value, end of period (x)	$5.61		$6.05	$5.84	$5.23	$5.57	$5.15
Total return (%) (r)(s)(t)(x)	(5.75	)(n)	6.75	15.60	(2.46)	12.47	(3.39)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62	(a)	1.60	1.61	1.60	1.56	1.57
Expenses after expense reductions (f)	1.49	(a)	1.48	1.47	1.47	1.47	1.39
Net investment income	3.37	(a)	3.12	3.51	4.01	4.03	4.29
Portfolio turnover	14	(n)	20	35	24	31	27
Net assets at end of period (000 omitted)	$4,429		$5,176	$5,640	$6,769	$13,866	$19,477

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A	N/A	N/A	1.32

See Notes to Financial Statements

48

Financial Highlights – continued

MFS CALIFORNIA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/13 (unaudited)		Years ended 3/31
			2013	2012	2011	2010	2009
Class C
Net asset value, beginning of period	$6.07		$5.86	$5.25	$5.58	$5.16	$5.58

Income (loss) from investment operations
Net investment income (d)	$0.09		$0.18	$0.19	$0.21	$0.21	$0.22
Net realized and unrealized gain (loss) on investments	(0.45)		0.20	0.61	(0.34)	0.42	(0.42)
Total from investment operations	$(0.36)		$0.38	$0.80	$(0.13)	$0.63	$(0.20)

Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.17)	$(0.19)	$(0.20)	$(0.21)	$(0.22)
Net asset value, end of period (x)	$5.62		$6.07	$5.86	$5.25	$5.58	$5.16
Total return (%) (r)(s)(t)(x)	(5.96	)(n)	6.60	15.38	(2.41)	12.27	(3.70)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62	(a)	1.60	1.61	1.60	1.60	1.70
Expenses after expense reductions (f)	1.62	(a)	1.60	1.61	1.60	1.60	1.53
Net investment income	3.23	(a)	2.99	3.34	3.87	3.85	4.14
Portfolio turnover	14	(n)	20	35	24	31	27
Net assets at end of period (000 omitted)	$29,734		$35,120	$33,626	$30,393	$37,810	$29,480

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A	N/A	N/A	1.46
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holders of the floating rate certificates from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	Total returns have been calculated on net asset values which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

49

Financial Highlights – continued

MFS GEORGIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/13 (unaudited)		Years ended 3/31
			2013	2012	2011	2010	2009
Class A
Net asset value, beginning of period	$11.18		$10.96	$10.08	$10.59	$9.99	$10.64

Income (loss) from investment operations
Net investment income (d)	$0.19		$0.38	$0.41	$0.44	$0.45	$0.47
Net realized and unrealized gain (loss) on investments	(0.79)		0.21	0.88	(0.52)	0.62	(0.48)
Total from investment operations	$(0.60)		$0.59	$1.29	$(0.08)	$1.07	$(0.01)

Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.37)	$(0.41)	$(0.43)	$(0.44)	$(0.44)
From net realized gain on investments	—		—	—	—	(0.03)	(0.20)
Total distributions declared to shareholders	$(0.18)		$(0.37)	$(0.41)	$(0.43)	$(0.47)	$(0.64)
Net asset value, end of period (x)	$10.40		$11.18	$10.96	$10.08	$10.59	$9.99
Total return (%) (r)(s)(t)(x)	(5.40	)(n)	5.38	12.98	(0.84)	10.84	0.04

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99	(a)	0.96	1.02	1.02	1.03	1.06
Expenses after expense reductions (f)	0.95	(a)	0.95	0.95	0.98	1.00	0.89
Net investment income	3.49	(a)	3.41	3.89	4.16	4.26	4.55
Portfolio turnover	6	(n)	14	19	22	16	26
Net assets at end of period (000 omitted)	$68,409		$80,336	$69,093	$57,878	$63,964	$53,156

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A	N/A	N/A	0.87

See Notes to Financial Statements

50

Financial Highlights – continued

MFS GEORGIA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/13 (unaudited)		Years ended 3/31
			2013	2012	2011	2010	2009
Class B
Net asset value, beginning of period	$11.22		$11.00	$10.12	$10.63	$10.02	$10.68

Income (loss) from investment operations
Net investment income (d)	$0.15		$0.30	$0.33	$0.36	$0.37	$0.39
Net realized and unrealized gain (loss) on investments	(0.79)		0.20	0.88	(0.52)	0.63	(0.49)
Total from investment operations	$(0.64)		$0.50	$1.21	$(0.16)	$1.00	$(0.10)

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.28)	$(0.33)	$(0.35)	$(0.36)	$(0.36)
From net realized gain on investments	—		—	—	—	(0.03)	(0.20)
Total distributions declared to shareholders	$(0.14)		$(0.28)	$(0.33)	$(0.35)	$(0.39)	$(0.56)
Net asset value, end of period (x)	$10.44		$11.22	$11.00	$10.12	$10.63	$10.02
Total return (%) (r)(s)(t)(x)	(5.74	)(n)	4.57	12.09	(1.58)	10.08	(0.79)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.73	(a)	1.70	1.78	1.77	1.78	1.80
Expenses after expense reductions (f)	1.70	(a)	1.70	1.70	1.72	1.75	1.62
Net investment income	2.71	(a)	2.64	3.14	3.39	3.51	3.78
Portfolio turnover	6	(n)	14	19	22	16	26
Net assets at end of period (000 omitted)	$1,852		$2,382	$1,952	$2,385	$3,212	$4,344

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A	N/A	N/A	1.61
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holders of the floating rate certificates from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

51

Financial Highlights – continued

MFS MARYLAND MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/13 (unaudited)		Years ended 3/31
			2013	2012	2011		2010		2009
Class A
Net asset value, beginning of period	$11.47		$11.34	$10.45	$10.93		$10.15		$10.83

Income (loss) from investment operations
Net investment income (d)	$0.22		$0.46	$0.46	$0.46		$0.48		$0.48
Net realized and unrealized gain (loss) on investments	(0.84)		0.09	0.88	(0.49)		0.77		(0.65)
Total from investment operations	$(0.62)		$0.55	$1.34	$(0.03)		$1.25		$(0.17)

Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.42)	$(0.45)	$(0.45)		$(0.47)		$(0.47)
From net realized gain on investments	—		—	—	(0.00	)(w)	(0.00	)(w)	(0.04)
Total distributions declared to shareholders	$(0.20)		$(0.42)	$(0.45)	$(0.45)		$(0.47)		$(0.51)
Net asset value, end of period (x)	$10.65		$11.47	$11.34	$10.45		$10.93		$10.15
Total return (%) (r)(s)(t)(x)	(5.43	)(n)	4.86	13.01	(0.35)		12.49		(1.57)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.95	(a)	0.92	0.94	0.94		0.95		1.11
Expenses after expense reductions (f)	0.94	(a)	0.92	0.94	0.94		0.95		0.94
Net investment income	3.89	(a)	4.00	4.16	4.20		4.47		4.67
Portfolio turnover	11	(n)	23	13	14		24		24
Net assets at end of period (000 omitted)	$97,713		$110,729	$107,738	$100,324		$107,182		$93,075

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A	N/A		N/A		0.89

See Notes to Financial Statements

52

Financial Highlights – continued

MFS MARYLAND MUNICIPAL BOND FUND – continued

	Six months ended 9/30/13 (unaudited)		Years ended 3/31
			2013	2012	2011		2010		2009
Class B
Net asset value, beginning of period	$11.47		$11.33	$10.45	$10.93		$10.14		$10.83

Income (loss) from investment operations
Net investment income (d)	$0.17		$0.37	$0.38	$0.38		$0.40		$0.42
Net realized and unrealized gain (loss) on investments	(0.83)		0.10	0.86	(0.49)		0.78		(0.67)
Total from investment operations	$(0.66)		$0.47	$1.24	$(0.11)		$1.18		$(0.25)

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.33)	$(0.36)	$(0.37)		$(0.39)		$(0.40)
From net realized gain on investments	—		—	—	(0.00	)(w)	(0.00	)(w)	(0.04)
Total distributions declared to shareholders	$(0.16)		$(0.33)	$(0.36)	$(0.37)		$(0.39)		$(0.44)
Net asset value, end of period (x)	$10.65		$11.47	$11.33	$10.45		$10.93		$10.14
Total return (%) (r)(s)(t)(x)	(5.78	)(n)	4.17	12.07	(1.09)		11.77		(2.31)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70	(a)	1.67	1.70	1.69		1.70		1.77
Expenses after expense reductions (f)	1.70	(a)	1.67	1.69	1.69		1.70		1.59
Net investment income	3.13	(a)	3.25	3.42	3.44		3.75		4.01
Portfolio turnover	11	(n)	23	13	14		24		24
Net assets at end of period (000 omitted)	$2,760		$3,507	$3,406	$3,772		$6,251		$8,385

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A	N/A		N/A		1.55
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holders of the floating rate certificates from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

53

Financial Highlights – continued

MFS MASSACHUSETTS MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/13 (unaudited)		Years ended 3/31
			2013	2012	2011	2010	2009
Class A
Net asset value, beginning of period	$11.66		$11.44	$10.42	$11.07	$10.35	$10.91

Income (loss) from investment operations
Net investment income (d)	$0.21		$0.43	$0.45	$0.47	$0.48	$0.49
Net realized and unrealized gain (loss) on investments	(0.92)		0.19	1.01	(0.63)	0.77	(0.52)
Total from investment operations	$(0.71)		$0.62	$1.46	$(0.16)	$1.25	$(0.03)

Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.40)	$(0.44)	$(0.45)	$(0.47)	$(0.48)
From net realized gain on investments	—		—	—	(0.04)	(0.06)	(0.05)
Total distributions declared to shareholders	$(0.20)		$(0.40)	$(0.44)	$(0.49)	$(0.53)	$(0.53)
Net asset value, end of period (x)	$10.75		$11.66	$11.44	$10.42	$11.07	$10.35
Total return (%) (r)(s)(t)(x)	(6.10	)(n)	5.48	14.21	(1.57)	12.31	(0.21)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90	(a)	0.85	0.85	0.86	0.87	1.04
Expenses after expense reductions (f)	0.87	(a)	0.85	0.85	0.86	0.87	0.87
Net investment income	3.76	(a)	3.64	4.04	4.25	4.44	4.69
Portfolio turnover	11	(n)	15	26	25	21	40
Net assets at end of period (000 omitted)	$248,948		$296,895	$289,090	$266,600	$236,724	$185,105

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A	N/A	N/A	0.83

See Notes to Financial Statements

54

Financial Highlights – continued

MFS MASSACHUSETTS MUNICIPAL BOND FUND – continued

	Six months ended 9/30/13 (unaudited)		Years ended 3/31
			2013	2012	2011	2010	2009
Class B
Net asset value, beginning of period	$11.68		$11.46	$10.44	$11.09	$10.37	$10.93

Income (loss) from investment operations
Net investment income (d)	$0.17		$0.34	$0.36	$0.39	$0.40	$0.42
Net realized and unrealized gain (loss) on investments	(0.92)		0.20	1.02	(0.63)	0.77	(0.52)
Total from investment operations	$(0.75)		$0.54	$1.38	$(0.24)	$1.17	$(0.10)

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.32)	$(0.36)	$(0.37)	$(0.39)	$(0.41)
From net realized gain on investments	—		—	—	(0.04)	(0.06)	(0.05)
Total distributions declared to shareholders	$(0.16)		$(0.32)	$(0.36)	$(0.41)	$(0.45)	$(0.46)
Net asset value, end of period (x)	$10.77		$11.68	$11.46	$10.44	$11.09	$10.37
Total return (%) (r)(s)(t)(x)	(6.45	)(n)	4.69	13.33	(2.30)	11.45	(0.86)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64	(a)	1.60	1.60	1.60	1.62	1.70
Expenses after expense reductions (f)	1.64	(a)	1.60	1.60	1.60	1.62	1.53
Net investment income	2.97	(a)	2.88	3.29	3.50	3.70	4.01
Portfolio turnover	11	(n)	15	26	25	21	40
Net assets at end of period (000 omitted)	$4,226		$5,095	$5,443	$7,333	$13,804	$17,166

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A	N/A	N/A	1.48
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holders of the floating rate certificates from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

55

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Alabama Municipal Bond Fund (Alabama Fund), MFS Arkansas Municipal Bond Fund (Arkansas Fund), MFS California Municipal Bond Fund (California Fund), MFS Georgia Municipal Bond Fund (Georgia Fund), MFS Maryland Municipal Bond Fund (Maryland Fund), and MFS Massachusetts Municipal Bond Fund (Massachusetts Fund) are each a series of MFS Municipal Series Trust which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. Each fund invests primarily in municipal instruments. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region or state where the instrument is issued and the liquidity of the security. Municipal instruments generally trade in the over-the-counter market. Municipal instruments backed by current and anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and the funds may be required to issue Forms 1099-DIV.

In this reporting period, each fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to a Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to each fund, have been included in each fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to each fund, management expects that the impact of each fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under each fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments

56

Notes to Financial Statements (unaudited) – continued

and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine each fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that each fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of each fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2013 in valuing each fund’s assets or liabilities:

	Level 1	Level 2	Level 3	Total
Alabama Fund
Investments at Value
Municipal Bonds	$—	$56,720,819	$—	$56,720,819
Mutual Funds	399,656	—	—	399,656
Total Investments	$399,656	$56,720,819	$—	$57,120,475

Arkansas Fund
Investments at Value
Municipal Bonds	$—	$194,177,840	$—	$194,177,840
Mutual Funds	7,882,845	—	—	7,882,845
Total Investments	$7,882,845	$194,177,840	$—	$202,060,685

California Fund
Investments at Value
Municipal Bonds	$—	$268,618,537	$—	$268,618,537
Mutual Funds	2,702,353	—	—	2,702,353
Total Investments	$2,702,353	$268,618,537	$—	$271,320,890

Georgia Fund
Investments at Value
Municipal Bonds	$—	$68,885,479	$—	$68,885,479
Mutual Funds	426,995	—	—	426,995
Total Investments	$426,995	$68,885,479	$—	$69,312,474

Maryland Fund
Investments at Value
Municipal Bonds	$—	$97,541,021	$—	$97,541,021
Mutual Funds	1,844,883	—	—	1,844,883
Total Investments	$1,844,883	$97,541,021	$—	$99,385,904

Massachusetts Fund
Investments at Value
Municipal Bonds	$—	$246,554,237	$—	$246,554,237
Mutual Funds	4,371,141	—	—	4,371,141
Total Investments	$4,371,141	$246,554,237	$—	$250,925,378
For further information regarding security characteristics, see the Portfolio of Investments.

57

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under each fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

Each fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.

Fees Paid Indirectly – Each fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by each fund. For each fund, with the exception of the Arkansas Fund, this amount, for the six months ended September 30, 2013, is shown as a reduction of total expenses in the Statements of Operations.

Tax Matters and Distributions – Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and defaulted bonds, as applicable to each fund.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year Ended 3/31/13	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Ordinary income (including any short-term capital gains)	$—	$58,712	$164,760	$8,530	$—	$348,639
Tax-exempt income	2,587,536	8,021,060	11,827,382	2,531,432	4,088,801	10,062,205
Total distributions	$2,587,536	$8,079,772	$11,992,142	$2,539,962	$4,088,801	$10,410,844

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 9/30/13	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Cost of investments	$55,487,304	$202,461,171	$264,987,623	$68,316,728	$98,257,324	$240,829,329
Gross appreciation	2,603,783	5,548,823	12,390,326	2,442,718	4,393,994	14,549,362
Gross depreciation	(970,612)	(5,949,309)	(6,057,059)	(1,446,972)	(3,265,414)	(4,453,313)
Net unrealized appreciation (depreciation)	$1,633,171	$(400,486)	$6,333,267	$995,746	$1,128,580	$10,096,049

As of 3/31/13
Undistributed tax-exempt income	248,795	640,526	1,100,665	229,768	500,453	970,423
Capital loss carryforwards	(707,094)	(197,659)	(6,694,783)	(559,689)	(579,646)	(488,562)
Post-October capital loss deferral	—	(5)	—	—	(92,896)	—
Other temporary differences	(221,109)	(681,059)	(1,028,419)	(221,631)	(407,533)	(887,990)
Net unrealized appreciation (depreciation)	5,544,122	11,522,692	25,281,954	5,732,482	8,170,771	26,935,245

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

58

Notes to Financial Statements (unaudited) – continued

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after March 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of March 31, 2013, each fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
3/31/16	$—	$—	$(40,368)	$—	$—	$—
3/31/17	—	—	(1,063,041)	—	—	—
3/31/18	—	—	—	(153,718)	—	—
3/31/19	(674,377)	(197,659)	(2,804,636)	(266,409)	(579,646)	(488,562)
Total	$(674,377)	$(197,659)	$(3,908,045)	$(420,127)	$(579,646)	$(488,562)

Post-enactment losses which are characterized as follows:
Short-Term	$(32,717)	$—	$—	$—	$—	$—
Long-Term	—	—	(2,786,738)	(139,562)	—	—
Total	$(32,717)	$—	$(2,786,738)	$(139,562)	$—	$—

Multiple Classes of Shares of Beneficial Interest – Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. Each fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. Each fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

Distributions declared to shareholders:

From net investment income

	Alabama Fund		Arkansas Fund		California Fund
	Six months ended 9/30/13	Year ended 3/31/13	Six months ended 9/30/13	Year ended 3/31/13	Six months ended 9/30/13	Year ended 3/31/13
Class A	$1,224,734	$2,548,506	$3,733,078	$7,830,576	$5,312,889	$10,818,016
Class B	14,656	39,030	115,447	249,196	80,256	164,264
Class C	—	—	—	—	505,099	1,009,862
Total	$1,239,390	$2,587,536	$3,848,525	$8,079,772	$5,898,244	$11,992,142

	Georgia Fund		Maryland Fund		Massachusetts Fund
	Six months ended 9/30/13	Year ended 3/31/13	Six months ended 9/30/13	Year ended 3/31/13	Six months ended 9/30/13	Year ended 3/31/13
Class A	$1,256,759	$2,484,819	$1,937,798	$3,989,469	$5,007,884	$10,264,971
Class B	28,155	55,143	46,401	99,332	68,324	145,873
Total	$1,284,914	$2,539,962	$1,984,199	$4,088,801	$5,076,208	$10,410,844

(3)	Transactions with Affiliates

Investment Adviser – Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to each fund. The management fee is computed daily and paid monthly at an annual rate of 0.45% of each fund’s average daily net assets.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended September 30, 2013, these management fee reductions amounted to the following, which are shown as a reduction of total expenses in the Statements of Operations:

Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$176	$607	$820	$210	$296	$757

The management fee incurred for the six months ended September 30, 2013 was equivalent to an annual effective rate of 0.45% of each fund’s average daily net assets.

59

Notes to Financial Statements (unaudited) – continued

The investment adviser has agreed in writing to pay a portion of the following funds’ total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (including interest expenses and fees associated with investments in inverse floating rate instruments), such that total annual fund operating expenses do not exceed the following rates annually of these funds’ average daily net assets:

	Alabama Fund	Georgia Fund	Maryland Fund
Class A	0.93%	0.95%	0.95%
Class B	1.68%	1.70%	1.70%

For the Alabama Fund and the Maryland Fund, these written agreements will continue until modified by the funds’ Board of Trustees, but such agreements will continue at least until July 31, 2014. For the Georgia Fund, this written agreement will continue until at least July 31, 2014, after which MFS, under certain conditions, may increase such expense limitation to 1.00% of the fund’s average daily net assets annually for Class A shares and 1.75% of the fund’s average daily net assets annually for Class B shares without a vote of the fund’s Board of Trustees. Any increase above 1.00% and 1.75% of the fund’s average daily net assets annually for Class A and Class B shares, respectively, would require a vote of the fund’s Board of Trustees. For the six months ended September 30, 2013, these reductions amounted to $27,196 for the Alabama Fund and $14,364 for the Georgia Fund and are reflected as a reduction of total expenses in the Statements of Operations. The actual operating expenses for the Maryland Fund did not exceed the limits described above and therefore, the investment adviser did not pay any portion of the Maryland Fund expenses under this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following for the six months ended September 30, 2013, as its portion of the initial sales charge on sales of Class A shares of each fund:

Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$4,603	$38,521	$24,659	$16,386	$11,877	$17,688

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	CLASS A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Alabama Fund	—	0.25%	0.25%	0.25%	$80,131
Arkansas Fund	—	0.25%	0.25%	0.10%	270,302
California Fund	—	0.25%	0.25%	0.10%	332,303
Georgia Fund	—	0.25%	0.25%	0.25%	94,319
Maryland Fund	—	0.25%	0.25%	0.25%	132,897
Massachusetts Fund	—	0.25%	0.25%	0.23%	344,564

	CLASS B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Alabama Fund	0.75%	0.25%	1.00%	1.00%	$4,788
Arkansas Fund	0.75%	0.25%	1.00%	0.87%	43,152
California Fund	0.75%	0.25%	1.00%	0.87%	24,904
Georgia Fund	0.75%	0.25%	1.00%	1.00%	11,016
Maryland Fund	0.75%	0.25%	1.00%	1.00%	16,088
Massachusetts Fund	0.75%	0.25%	1.00%	1.00%	23,979

	CLASS C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
California Fund	0.75%	0.25%	1.00%	1.00%	$163,949

	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Total Distribution and Service Fees	$84,919	$313,454	$521,156	$105,335	$148,985	$368,543

60

Notes to Financial Statements (unaudited) – continued

(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended September 30, 2013 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its subsidiaries’ seed money. For the six months ended September 30, 2013, these rebates amounted to the following and are reflected as a reduction of total expenses in the Statements of Operations:

	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Class A	$312	$184	$2,340	$942	$2,667	$32,162
Class B	—	—	—	—	—	6
Class C	N/A	N/A	1	N/A	N/A	N/A

Arkansas Fund: MFD has agreed in writing to reduce the Class A service fee rate to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2014. This reduction amounted to $162,183 which is shown as a reduction of total expenses in the Statements of Operations. The service fee rate attributable to Class B shares within the first year of purchase is 0.25%. The service fee rate attributable to all other Class B shares has been reduced by MFD to 0.10% under a written agreement that will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2014. This reduction amounted to $5,419 which is shown as a reduction of total expenses in the Statements of Operations.

California Fund: MFD has agreed in writing to reduce the Class A service fee rate to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2014. This reduction amounted to $199,383 which is shown as a reduction of total expenses in the Statements of Operations. The service fee rate attributable to Class B shares within the first year of purchase is 0.25%. The service fee rate attributable to all other Class B shares has been reduced by MFD to 0.10% under a written agreement that will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2014. This reduction amounted to $3,251 which is shown as a reduction of total expenses in the Statements of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended September 30, 2013, were as follows:

CDSC imposed	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Class A	$—	$1,700	$6,629	$—	$—	$2,736
Class B	4,614	12,319	4,843	1,129	2,833	3,532
Class C	N/A	N/A	1,596	N/A	N/A	N/A

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended September 30, 2013, each fund paid the following fee, which equated to the following annual percentage of each fund’s average daily net assets:

	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Expenses paid	$3,689	$11,342	$16,316	$3,652	$8,577	$16,339
Percentage of average daily net assets	0.0113%	0.0101%	0.0108%	0.0094%	0.0157%	0.0117%

MFSC also receives payment from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended September 30, 2013, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:

Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$22,459	$77,346	$118,555	$27,550	$38,371	$140,318

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund partially reimburses MFS the costs incurred to provide these services. Each fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended September 30, 2013 was equivalent to an annual effective rate of each fund’s average daily net assets as follows:

	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Percentage of average daily net assets	0.0298%	0.0174%	0.0161%	0.0270%	0.0227%	0.0164%

61

Notes to Financial Statements (unaudited) – continued

Trustees’ and Officers’ Compensation – Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Each fund does not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, each fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense for each fund. These amounts are included in “Independent Trustees’ compensation” in the Statements of Operations and were as follows:

Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$40	$42	$311	$46	$258	$265

The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to the following at September 30, 2013, and is included in “Payable for independent Trustees’ compensation” in the Statements of Assets and Liabilities:

Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$4,270	$4,110	$10,893	$4,809	$7,342	$7,303

Other – These funds and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended September 30, 2013, the aggregate fees paid by each fund to Tarantino LLC and Griffin Compliance LLC amounted to the following and are included in “Miscellaneous” expense in the Statements of Operations:

Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$241	$828	$1,115	$284	$392	$1,032

MFS has agreed to reimburse the fund for a portion of the payments made by each fund in the following amounts, which is shown as a reduction of total expenses in the Statements of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO:

Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$107	$367	$495	$126	$177	$457

Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statements of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than short-term obligations, were as follows:

	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Purchases	$2,919,302	$19,982,041	$40,945,294	$4,551,139	$11,962,900	$29,551,306
Sales	$10,896,490	$44,110,989	$68,366,878	$9,262,779	$14,562,160	$50,726,563

62

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Alabama Fund				Arkansas Fund
	Six months ended 9/30/13		Year ended 3/31/13		Six months ended 9/30/13		Year ended 3/31/13
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	163,179	$1,692,742	608,036	$6,526,733	1,105,870	$10,943,605	4,465,572	$46,121,592
Class B	6,931	69,227	12,616	135,535	13,022	132,756	207,990	2,146,156
	170,110	$1,761,969	620,652	$6,662,268	1,118,892	$11,076,361	4,673,562	$48,267,748

Shares issued to shareholders in reinvestment of distributions
Class A	94,453	$968,999	174,498	$1,876,667	305,502	$2,992,054	559,333	$5,777,695
Class B	1,135	11,654	2,807	30,167	10,338	101,332	19,322	199,785
	95,588	$980,653	177,305	$1,906,834	315,840	$3,093,386	578,655	$5,977,480

Shares reacquired
Class A	(1,120,818)	$(11,455,061)	(854,873)	$(9,197,619)	(3,861,494)	$(37,649,195)	(3,321,798)	$(34,306,542)
Class B	(37,462)	(381,876)	(83,405)	(894,256)	(127,605)	(1,261,896)	(165,705)	(1,713,992)
	(1,158,280)	$(11,836,937)	(938,278)	$(10,091,875)	(3,989,099)	$(38,911,091)	(3,487,503)	$(36,020,534)

Net change
Class A	(863,186)	$(8,793,320)	(72,339)	$(794,219)	(2,450,122)	$(23,713,536)	1,703,107	$17,592,745
Class B	(29,396)	(300,995)	(67,982)	(728,554)	(104,245)	(1,027,808)	61,607	631,949
	(892,582)	$(9,094,315)	(140,321)	$(1,522,773)	(2,554,367)	$(24,741,344)	1,764,714	$18,224,694

	California Fund				Georgia Fund
	Six months ended 9/30/13		Year ended 3/31/13		Six months ended 9/30/13		Year ended 3/31/13
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	1,501,380	$8,755,487	5,296,099	$31,954,748	544,538	$5,821,507	1,898,647	$21,337,661
Class B	43,605	260,924	120,645	727,186	7,428	83,768	67,566	760,151
Class C	195,734	1,157,923	843,848	5,091,689	—	—	—	—
	1,740,719	$10,174,334	6,260,592	$37,773,623	551,966	$5,905,275	1,966,213	$22,097,812

Shares issued to shareholders in reinvestment of distributions
Class A	691,351	$3,978,707	1,303,835	$7,864,323	97,158	$1,037,389	163,236	$1,837,027
Class B	10,138	58,296	18,596	112,162	2,400	25,746	4,345	49,087
Class C	64,505	372,277	118,607	717,821	—	—	—	—
	765,994	$4,409,280	1,441,038	$8,694,306	99,558	$1,063,135	167,581	$1,886,114

Shares reacquired
Class A	(7,018,880)	$(40,366,719)	(6,388,909)	$(38,446,008)	(1,251,601)	$(13,301,145)	(1,183,157)	$(13,331,926)
Class B	(119,141)	(672,242)	(248,899)	(1,496,420)	(44,710)	(474,048)	(37,143)	(418,295)
Class C	(758,523)	(4,350,503)	(912,621)	(5,510,482)	—	—	—	—
	(7,896,544)	$(45,389,464)	(7,550,429)	$(45,452,910)	(1,296,311)	$(13,775,193)	(1,220,300)	$(13,750,221)

Net change
Class A	(4,826,149)	$(27,632,525)	211,025	$1,373,063	(609,905)	$(6,442,249)	878,726	$9,842,762
Class B	(65,398)	(353,022)	(109,658)	(657,072)	(34,882)	(364,534)	34,768	390,943
Class C	(498,284)	(2,820,303)	49,834	299,028	—	—	—	—
	(5,389,831)	$(30,805,850)	151,201	$1,015,019	(644,787)	$(6,806,783)	913,494	$10,233,705

63

Notes to Financial Statements (unaudited) – continued

	Maryland Fund				Massachusetts Fund
	Six months ended 9/30/13		Year ended 3/31/13		Six months ended 9/30/13		Year ended 3/31/13
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	1,308,003	$14,271,996	948,826	$10,965,224	613,280	$6,963,853	2,834,096	$33,310,122
Class B	11,089	122,195	80,482	927,072	17,317	198,254	85,512	1,003,191
	1,319,092	$14,394,191	1,029,308	$11,892,296	630,597	$7,162,107	2,919,608	$34,313,313

Shares issued to shareholders in reinvestment of distributions
Class A	135,489	$1,485,307	246,809	$2,853,563	354,867	$3,934,107	602,549	$7,080,805
Class B	3,831	42,032	7,399	85,494	4,934	54,825	8,614	101,305
	139,320	$1,527,339	254,208	$2,939,057	359,801	$3,988,932	611,163	$7,182,110

Shares reacquired
Class A	(1,919,336)	$(20,790,996)	(1,047,468)	$(12,097,690)	(3,270,721)	$(36,143,328)	(3,250,453)	$(38,134,479)
Class B	(61,392)	(668,353)	(82,662)	(953,018)	(65,970)	(720,668)	(132,997)	(1,562,132)
	(1,980,728)	$(21,459,349)	(1,130,130)	$(13,050,708)	(3,336,691)	$(36,863,996)	(3,383,450)	$(39,696,611)

Net change
Class A	(475,844)	$(5,033,693)	148,167	$1,721,097	(2,302,574)	$(25,245,368)	186,192	$2,256,448
Class B	(46,472)	(504,126)	5,219	59,548	(43,719)	(467,589)	(38,871)	(457,636)
	(522,316)	$(5,537,819)	153,386	$1,780,645	(2,346,293)	$(25,712,957)	147,321	$1,798,812

(6)	Line of Credit

Each fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended September 30, 2013, each fund’s commitment fee and interest expense were as follows, and are included in “Miscellaneous” expense in the Statements of Operations:

	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Commitment Fee	$214	$720	$980	$241	$341	$914
Interest Expense	—	—	—	—	—	—

64

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds - Affiliated Issuers

An affiliated issuer of a fund may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the MFS Institutional Money Market Portfolio to be an affiliated issuer. Each fund’s transactions in the MFS Institutional Money Market Portfolio for the six months ended September 30, 2013, are as follows:

	Underlying Affiliated Fund - MFS Institutional Money Market Portfolio
	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
Alabama Fund	1,531,701	10,013,061	(11,145,106)	399,656
Arkansas Fund	3,067,890	39,541,538	(34,726,583)	7,882,845
California Fund	3,971,626	57,840,878	(59,110,151)	2,702,353
Georgia Fund	3,019,083	11,143,384	(13,735,472)	426,995
Maryland Fund	3,980,610	18,987,717	(21,123,444)	1,844,883
Massachusetts Fund	7,304,229	44,269,597	(47,202,685)	4,371,141

	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
Alabama Fund	$—	$—	$435	$399,656
Arkansas Fund	—	—	1,926	7,882,845
California Fund	—	—	2,718	2,702,353
Georgia Fund	—	—	1,053	426,995
Maryland Fund	—	—	2,074	1,844,883
Massachusetts Fund	—	—	2,790	4,371,171

65

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of each Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2013 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Funds and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Funds’ investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for each Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Funds.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Funds for various time periods ended December 31, 2012 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Funds’ advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Funds, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Funds and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Funds and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed each Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of each Fund’s Class A shares in comparison to the performance of funds in its respective Lipper performance universe over the three-year period ended December 31, 2012, which the Trustees believed was a long enough period to reflect differing market conditions. See below for a description of the performance information considered by the Trustees.

In assessing the reasonableness of each Fund’s advisory fee, the Trustees considered, among other information, each Fund’s advisory fee and the total expense ratio of each Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered whether the Funds were subject to any fee waivers or reductions or expense limitations. See below for a description of the fee information considered by the Trustees.

The Trustees also considered the advisory fees charged by MFS to any comparable institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Funds in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Funds, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Funds are subject in comparison to institutional accounts.

66

Board Review of Investment Advisory Agreement – continued

The Trustees also considered whether each Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that each Fund’s advisory fee rate schedule is not subject to any breakpoints. Taking into account the information noted below, the Trustees determined not to recommend any advisory fee breakpoints for the Funds at this time. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Funds, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling each Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the group fee waiver was sufficient to allow each Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to each Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to each Fund represent reasonable compensation in light of the services being provided by MFS to the Funds.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc. (“MFD”), an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Funds’ portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Funds.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that each Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2013.

MFS Alabama Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for the three-year period ended December 31, 2012 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one-and five-year periods ended December 31, 2012 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Lipper expense group median, and the Fund’s total expense ratio was higher than the Lipper expense group median.

67

Board Review of Investment Advisory Agreement – continued

MFS Arkansas Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 4th quintile relative to the other funds in the universe for the three-year period ended December 31, 2012 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 4th quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2012 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

The Trustees expressed concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year. The Trustees observed that there were significant limitations to the usefulness of the comparative data provided by Lipper, Inc., noting that the applicable Lipper universe for the Fund included funds that pursue substantially different investment programs as compared to that pursued by the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFD currently observes a Class A 12b-1 fee waiver, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Lipper expense group median.

MFS California Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for the three-year period ended December 31, 2012 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one-and five-year periods ended December 31, 2012 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFD currently observes a Class A 12b-1 fee waiver, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Lipper expense group median, and the Fund’s total expense ratio was lower than the Lipper expense group median.

MFS Georgia Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2012 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for each of the one-and five-year periods ended December 31, 2012 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Lipper expense group median, and the Fund’s total expense ratio was higher than the Lipper expense group median.

68

Board Review of Investment Advisory Agreement – continued

MFS Maryland Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2012 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2012 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and the Fund’s total expense ratio were each higher than the Lipper expense group median.

MFS Massachusetts Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for the three-year period ended December 31, 2012 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2012 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Lipper expense group median.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

69

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

Each fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. Each fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Website at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of each fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about each fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

Each fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of each fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

70

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT US

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

September 30, 2013

MFS® MUNICIPAL SERIES TRUST

For the states of:

Mississippi, New York, North Carolina, Pennsylvania, South Carolina, Tennessee, Virginia, and West Virginia

MSTB-SEM

MFS® MUNICIPAL SERIES TRUST

For the states of: Mississippi, New York, North Carolina, Pennsylvania, South Carolina, Tennessee,

Virginia, and West Virginia

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

The global economy is trending toward growth again. The eurozone has emerged from its 18-month-long recession. However, unemployment in the region persists at historically high levels. The U.K. economy is on the rebound. China’s gauges of economic activity are pointing toward expansion, and improving month by month. And the Japanese government’s and central bank’s aggressive program of monetary easing is showing signs of success.

The U.S. Federal Reserve’s expected tapering of its bond-buying stimulus program — telegraphed in the spring and delayed in September — has weighed on global markets. Emerging markets have borne much of the brunt, with currency values dropping and nervous investors seeking safety elsewhere. The greatest threat to global economic recovery appears to be the possibility of a protracted U.S. government shutdown or slowdown — or, worse, a debt default prompted by a failure to raise the country’s debt ceiling.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

November 15, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

MFS Mississippi Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
State & Local Agencies	21.8%
Universities – Colleges	18.1%
Healthcare Revenue – Hospitals	14.2%
Water & Sewer Utility Revenue	11.5%
General Obligations – General Purpose	7.8%

Composition including fixed income credit quality (a)(i)
AAA	5.0%
AA	37.1%
A	38.6%
BBB	12.4%
BB	2.2%
B	1.0%
CCC	1.0%
Not Rated	2.3%
Cash & Other	0.4%

Portfolio facts (i)
Average Duration (d)	8.7
Average Effective Maturity (m)	15.8 yrs.

MFS New York Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Universities – Colleges	18.6%
Healthcare Revenue – Hospitals	10.2%
State & Local Agencies	9.8%
Tax – Other	9.0%
General Obligations – General Purpose	6.9%

Composition including fixed income credit quality (a)(i)
AAA	5.0%
AA	34.3%
A	28.8%
BBB	21.5%
BB	3.2%
B	2.5%
Not Rated	2.7%
Cash & Other	2.0%

Portfolio facts (i)
Average Duration (d)	9.5
Average Effective Maturity (m)	17.9 yrs.

MFS North Carolina Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	22.1%
Universities – Colleges	12.7%
State & Local Agencies	10.5%
Water & Sewer Utility Revenue	9.3%
Utilities – Municipal Owned	7.3%

Composition including fixed income credit quality (a)(i)
AAA	15.5%
AA	34.3%
A	27.5%
BBB	17.1%
BB	0.5%
B	1.4%
Not Rated	3.1%
Cash & Other	0.6%

Portfolio facts (i)
Average Duration (d)	9.3
Average Effective Maturity (m)	16.9 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Percentages are based on net assets as of 9/30/13.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Pennsylvania Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	21.6%
Universities – Colleges	16.9%
General Obligations – Schools	12.5%
General Obligations – General Purpose	8.0%
Water & Sewer Utility Revenue	7.0%

Composition including fixed income credit quality (a)(i)
AAA	2.3%
AA	26.7%
A	36.3%
BBB	24.4%
BB	3.8%
B	2.2%
Not Rated	4.3%
Cash & Other (o)	0.0%

Portfolio facts (i)
Average Duration (d)	9.6
Average Effective Maturity (m)	17.4 yrs.

MFS South Carolina Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Water & Sewer Utility Revenue	19.7%
Healthcare Revenue – Hospitals	18.0%
Utilities – Municipal Owned	9.6%
Universities – Colleges	7.5%
General Obligations – Schools	7.1%

Composition including fixed income credit quality (a)(i)
AAA	2.2%
AA	44.6%
A	32.8%
BBB	14.2%
BB	1.3%
B	1.9%
Not Rated	1.2%
Cash & Other	1.8%

Portfolio facts (i)
Average Duration (d)	9.6
Average Effective Maturity (m)	17.4 yrs.

MFS Tennessee Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	18.9%
General Obligations – General Purpose	18.4%
Water & Sewer Utility Revenue	12.7%
Utilities – Municipal Owned	8.2%
Universities – Colleges	7.6%

Composition including fixed income credit quality (a)(i)
AAA	6.3%
AA	54.1%
A	19.1%
BBB	16.0%
BB	1.0%
B	0.8%
Not Rated	1.8%
Cash & Other	0.9%

Portfolio facts (i)
Average Duration (d)	9.6
Average Effective Maturity (m)	16.3 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Percentages are based on net assets as of 9/30/13.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Virginia Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Water & Sewer Utility Revenue	19.2%
Healthcare Revenue – Hospitals	17.0%
State & Local Agencies	12.6%
General Obligations – General Purpose	10.0%
Universities – Colleges	7.5%

Composition including fixed income credit quality (a)(i)
AAA	18.5%
AA	40.3%
A	19.7%
BBB	14.4%
BB	2.5%
B	1.2%
Not Rated	3.0%
Cash & Other	0.4%

Portfolio facts (i)
Average Duration (d)	9.6
Average Effective Maturity (m)	18.0 yrs.

MFS West Virginia Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Universities – Colleges	20.5%
Healthcare Revenue – Hospitals	14.3%
Water & Sewer Utility Revenue	11.9%
General Obligations – Schools	9.1%
Miscellaneous Revenue – Other	9.0%

Composition including fixed income credit quality (a)(i)
AAA	2.4%
AA	27.3%
A	45.4%
BBB	8.6%
BB	2.6%
B	0.9%
Not Rated	11.4%
Cash & Other	1.4%

Portfolio facts (i)
Average Duration (d)	8.6
Average Effective Maturity (m)	15.6 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Percentages are based on net assets as of 9/30/13.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLES

Fund expenses borne by the shareholders during the period, April 1, 2013 through September 30, 2013

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2013 through September 30, 2013.

Actual expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

MFS MISSISSIPPI MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/13	Ending Account Value 9/30/13	Expenses Paid During Period (p) 4/01/13-9/30/13
A	Actual	0.79%	$1,000.00	$949.93	$3.86
	Hypothetical (h)	0.79%	$1,000.00	$1,021.11	$4.00
B	Actual	1.49%	$1,000.00	$947.62	$7.27
	Hypothetical (h)	1.49%	$1,000.00	$1,017.60	$7.54

MFS NEW YORK MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/13	Ending Account Value 9/30/13	Expenses Paid During Period (p) 4/01/13-9/30/13
A	Actual	0.87%	$1,000.00	$935.13	$4.22
	Hypothetical (h)	0.87%	$1,000.00	$1,020.71	$4.41
B	Actual	1.63%	$1,000.00	$931.41	$7.89
	Hypothetical (h)	1.63%	$1,000.00	$1,016.90	$8.24
C	Actual	1.63%	$1,000.00	$932.33	$7.90
	Hypothetical (h)	1.63%	$1,000.00	$1,016.90	$8.24

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Tables – continued

MFS NORTH CAROLINA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/13	Ending Account Value 9/30/13	Expenses Paid During Period (p) 4/01/13-9/30/13
A	Actual	0.85%	$1,000.00	$940.88	$4.14
	Hypothetical (h)	0.85%	$1,000.00	$1,020.81	$4.31
B	Actual	1.61%	$1,000.00	$937.29	$7.82
	Hypothetical (h)	1.61%	$1,000.00	$1,017.00	$8.14
C	Actual	1.61%	$1,000.00	$938.10	$7.82
	Hypothetical (h)	1.61%	$1,000.00	$1,017.00	$8.14

MFS PENNSYLVANIA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/13	Ending Account Value 9/30/13	Expenses Paid During Period (p) 4/01/13-9/30/13
A	Actual	0.77%	$1,000.00	$940.16	$3.75
	Hypothetical (h)	0.77%	$1,000.00	$1,021.21	$3.90
B	Actual	1.54%	$1,000.00	$937.56	$7.48
	Hypothetical (h)	1.54%	$1,000.00	$1,017.35	$7.79

MFS SOUTH CAROLINA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/13	Ending Account Value 9/30/13	Expenses Paid During Period (p) 4/01/13-9/30/13
A	Actual	0.88%	$1,000.00	$938.00	$4.28
	Hypothetical (h)	0.88%	$1,000.00	$1,020.66	$4.46
B	Actual	1.63%	$1,000.00	$933.68	$7.90
	Hypothetical (h)	1.63%	$1,000.00	$1,016.90	$8.24

MFS TENNESSEE MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/13	Ending Account Value 9/30/13	Expenses Paid During Period (p) 4/01/13-9/30/13
A	Actual	0.91%	$1,000.00	$940.95	$4.43
	Hypothetical (h)	0.91%	$1,000.00	$1,020.51	$4.61
B	Actual	1.67%	$1,000.00	$937.35	$8.11
	Hypothetical (h)	1.67%	$1,000.00	$1,016.70	$8.44

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Tables – continued

MFS VIRGINIA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/13	Ending Account Value 9/30/13	Expenses Paid During Period (p) 4/01/13-9/30/13
A	Actual	0.88%	$1,000.00	$945.65	$4.29
	Hypothetical (h)	0.88%	$1,000.00	$1,020.66	$4.46
B	Actual	1.63%	$1,000.00	$942.04	$7.94
	Hypothetical (h)	1.63%	$1,000.00	$1,016.90	$8.24
C	Actual	1.63%	$1,000.00	$942.90	$7.94
	Hypothetical (h)	1.63%	$1,000.00	$1,016.90	$8.24

Notes to Expense Table

For the MFS Virginia Municipal Bond Fund, expense ratios include 0.01% of investment related expenses from inverse floaters that are outside of the expense cap arrangement (See Note 3 of the Notes to Financial Statements).

MFS WEST VIRGINIA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/13	Ending Account Value 9/30/13	Expenses Paid During Period (p) 4/01/13-9/30/13
A	Actual	0.90%	$1,000.00	$941.68	$4.38
	Hypothetical (h)	0.90%	$1,000.00	$1,020.56	$4.56
B	Actual	1.65%	$1,000.00	$938.95	$8.02
	Hypothetical (h)	1.65%	$1,000.00	$1,016.80	$8.34

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

9/30/13 (unaudited)

MFS MISSISSIPPI MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 98.4%

Issuer	Shares/Par	Value ($)
Airport Revenue - 1.6%
Jackson, MS, Municipal Airport Authority, Airport Rev., “A”, AMBAC, 5%, 2031	$1,510,000	$1,554,440

General Obligations - General Purpose - 7.7%
Canton, MS, Mississippi Development Bank Special Obligation, “A”, AGM, 5.75%, 2031	$625,000	$676,969
Commonwealth of Puerto Rico, “A”, 5.25%, 2027	455,000	350,800
Guam Government, “A”, 6.75%, 2029	35,000	37,021
Guam Government, “A”, 5.25%, 2037	155,000	143,237
Guam Government, “A”, 7%, 2039	40,000	42,418
Jackson County, MS, Development Bank Special Obligations, AGM, 5.25%, 2020	620,000	722,802
Jackson County, MS, Development Bank Special Obligations, ASSD GTY, 5.625%, 2039	1,000,000	1,043,970
Mississippi Development Bank (Harrison County Coliseum), “A”, 5.25%, 2026	1,270,000	1,471,854
Mississippi Development Bank Special Obligation (Greenville, MS Project), 5%, 2027	205,000	201,447
Nassau County, NY, General Improvement, “B”, 5%, 2024	600,000	669,090
State of California, 6%, 2039	700,000	804,125
State of Mississippi, Capital Improvement Projects, “A”, 5%, 2030	1,000,000	1,089,260
		$7,252,993
General Obligations - Schools - 1.2%
Mississippi Development Bank Special Obligation (Jackson Public School District Limited Tax Refunding Note Project) “B”, 5%, 2023	$1,000,000	$1,100,760

Healthcare Revenue - Hospitals - 14.0%
Brazoria County, TX, Health Facilities Development Corp., Hospital Rev. (Brazosport Regional Health System), 5.25%, 2032	$270,000	$255,201
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), NATL, 6.125%, 2015	980,000	984,292
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), NATL, 6.2%, 2018	1,000,000	1,004,050
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), 5.75%, 2031	500,000	500,880
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	105,000	115,345
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	325,000	351,839
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	380,000	397,225
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	320,000	320,262

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), 5.5%, 2042	$185,000	$182,869
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 2030	80,000	87,522
Mississippi Development Bank Special Obligation (Magnolia Regional Health Center Project), “A”, 6.75%, 2036	500,000	565,520
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “B-1”, 5%, 2024	1,000,000	1,015,200
Mississippi Hospital Equipment & Facilities Authority Rev. (Clay County Medical Corp.), 5%, 2039	2,000,000	2,009,360
Mississippi Hospital Equipment & Facilities Authority Rev. (Delta Regional Medical Center), FHA, 5%, 2035	1,000,000	992,160
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital), 5.25%, 2029	1,000,000	1,061,030
Mississippi Hospital Equipment & Facilities Authority Rev., Refunding & Improvement, Hospital South Central, 5.25%, 2031	500,000	481,825
Mississippi Hospital Equipment & Facilities Authority Rev., Refunding & Improvement, Southwest Regional Medical Center, 5.5%, 2019	250,000	251,720
Mississippi Hospital Equipment & Facilities Authority Rev., Refunding & Improvement, Southwest Regional Medical Center, 5.75%, 2023	250,000	250,238
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	215,000	227,958
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	550,000	567,919
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 2039	135,000	149,974
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	75,000	83,252
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	185,000	201,909
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	640,000	700,966
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	430,000	425,550
		$13,184,066

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Industrial Revenue - Paper - 1.7%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 2022	$750,000	$841,950
Warren County, MS, Environmental Improvement Rev. (International Paper Co.), “A”, 4.4%, 2015	750,000	772,155
		$1,614,105
Multi-Family Housing Revenue - 1.1%
Mississippi Home Corp. Rev. (Kirkwood Apartments Project), 6.8%, 2037	$150,000	$91,766
Mississippi Home Corp., Multifamily Rev. (Providence Place of Senatobia LLC), GNMA, 5.35%, 2048	1,000,000	978,290
		$1,070,056
Sales & Excise Tax Revenue - 3.7%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	$450,000	$453,186
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 2036	295,000	300,708
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	750,000	859,643
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	720,000	619,106
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.75%, 2037	230,000	190,208
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	495,000	388,709
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 2040	325,000	274,667
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2040	255,000	223,798
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	620,000	142,364
		$3,452,389
Single Family Housing - State - 3.7%
Mississippi Home Corp. Rev., Single Family Rev., “A-2”, GNMA, 5.3%, 2034	$160,000	$164,861
Mississippi Home Corp. Rev., Single Family Rev., “A-2”, GNMA, 5.625%, 2039	145,000	149,124
Mississippi Home Corp. Rev., Single Family Rev., “B”, GNMA, 5.3%, 2035	290,000	292,288
Mississippi Home Corp. Rev., Single Family Rev., “C”, GNMA, 4.95%, 2025	295,000	297,162
Mississippi Home Corp., Homeownership Mortgage Rev., “A”, 4.55%, 2031	1,615,000	1,639,952
Mississippi Housing Finance Corp., Single Family Mortgage Rev., Capital Appreciation, ETM, 0%, 2015 (c)	1,000,000	992,230
		$3,535,617
State & Agency - Other - 1.2%
Mississippi Development Bank Special Obligations, Harrison County Mississippi Highway Construction, “N”, FGIC, 5%, 2016 (c)	$1,000,000	$1,100,300

Issuer	Shares/Par	Value ($)
State & Local Agencies - 21.6%
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	$190,000	$209,505
Mississippi Development Bank Special Obligation (Capital Project & Equipment Prepayment), AGM, 5%, 2028	1,320,000	1,396,454
Mississippi Development Bank Special Obligation (City of Jackson, MS), AMBAC, 4.375%, 2016 (c)	1,400,000	1,529,850
Mississippi Development Bank Special Obligation (Department of Corrections), “C”, 5.25%, 2027	1,000,000	1,099,040
Mississippi Development Bank Special Obligation (Department of Rehabilitation Services Capital Improvement Project), AGM, 5%, 2023	345,000	392,096
Mississippi Development Bank Special Obligation (Department of Rehabilitation Services Capital Improvement Project), AGM, 5%, 2024	360,000	406,490
Mississippi Development Bank Special Obligation (Department of Rehabilitation Services Capital Improvement Project), AGM, 5%, 2025	380,000	425,190
Mississippi Development Bank Special Obligation (DeSoto County Regional Utility Authority), 5.25%, 2031	905,000	966,106
Mississippi Development Bank Special Obligation (Forrest County Public Improvement Project), 5%, 2029	1,000,000	1,042,150
Mississippi Development Bank Special Obligation (Harrison County Coliseum), “A”, 5.25%, 2034	1,000,000	1,121,250
Mississippi Development Bank Special Obligation (Harrison County), “D”, ASSD GTY, 4.75%, 2028	1,120,000	1,188,891
Mississippi Development Bank Special Obligation (Jackson County), ASSD GTY, 5%, 2022	500,000	559,460
Mississippi Development Bank Special Obligation (Jackson County), ASSD GTY, 5.375%, 2036	500,000	521,990
Mississippi Development Bank Special Obligation (Jackson Public School District), AGM, 5.375%, 2028	1,000,000	1,067,060
Mississippi Development Bank Special Obligation (Madison County Highway Project), “C”, 5%, 2027	1,000,000	1,104,150
Mississippi Development Bank Special Obligation (Marshall County Industrial Development Authority Mississippi Highway Construction Project), 5%, 2021	500,000	579,470
Mississippi Development Bank Special Obligation (Mississippi Highway Construction), AMBAC, 4.75%, 2035	1,000,000	1,005,270
Mississippi Development Bank Special Obligation (Mississippi, Ltd. Tax Hospital Rev.), 5.1%, 2020	685,000	687,117

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
State & Local Agencies - continued
Mississippi Development Bank Special Obligation (Montfort Jones Memorial Hospital Project), 5.75%, 2036	$500,000	$514,180
Mississippi Development Bank Special Obligation (Southaven Water & Sewer System), ASSD GTY, 5%, 2029	750,000	798,525
Mississippi Development Bank Special Obligation (Tunica County Building Project), AMBAC, 5%, 2016 (c)	1,695,000	1,892,756
Mississippi Development Bank Special Obligation (Washington County Regional Correctional Facility), ASSD GTY, 4.75%, 2031	1,200,000	1,259,376
Mississippi Development Bank Special Obligation, Madison County (Highway Construction), FGIC, 5%, 2016 (c)	500,000	559,060
		$20,325,436
Tax - Other - 1.8%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$125,000	$130,753
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	40,000	41,266
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	110,000	118,392
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	135,000	137,408
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	790,000	791,217
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	95,000	89,597
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	85,000	89,306
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 2039	295,000	305,334
		$1,703,273
Tobacco - 1.2%
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	$420,000	$447,250
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 2034	155,000	113,150
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	780,000	556,631
		$1,117,031
Toll Roads - 1.1%
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 2038	$110,000	$116,435
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 2043	85,000	88,098
Triborough Bridge & Tunnel Authority Rev., NY, Capital Appreciation, “A”, 0%, 2029	475,000	236,099

Issuer	Shares/Par	Value ($)
Toll Roads - continued
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.25%, 2032	$110,000	$102,764
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 2037	195,000	195,636
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 2042	310,000	289,001
		$1,028,033
Transportation - Special Tax - 1.0%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.25%, 2033	$1,135,000	$944,172

Universities - Colleges - 17.9%
Alcorn State University, MS, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.125%, 2034	$1,000,000	$1,041,030
Alcorn State University, MS, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.25%, 2039	920,000	954,463
Jackson State University, Educational Building Corp. Rev. (Campus Facilities), “A”, FGIC, 5%, 2014 (c)	3,100,000	3,160,450
Jackson State University, Educational Building Corp. Rev., “A-1”, 5%, 2034	1,500,000	1,550,595
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 2028	920,000	1,101,084
Medical Center, Educational Building Corp. Rev. (University of Mississippi Medical Center), “B”, AMBAC, 5.5%, 2023	1,000,000	1,136,620
Mississippi Business Finance Corp., Rev. (Statesman Housing LLC Project), “A”, 4.75%, 2039	1,500,000	1,439,745
Mississippi Valley State University, Educational Building Corp. Rev., AMBAC, 4.5%, 2037	2,000,000	1,918,820
University of Mississippi, Educational Building Corp. Rev. (Residential College Project), “A”, 5%, 2033	1,500,000	1,546,065
University of Mississippi, Educational Building Corp. Rev. (Residential College Project), “C”, 4.75%, 2034	715,000	730,873
University of Southern Mississippi, COP (Package Facilities Project), ASSD GTY, 5.125%, 2039	490,000	497,639
University of Southern Mississippi, Educational Building Corp. Rev. (Athletics Facilities Improvement Project), AGM, 5%, 2034	750,000	765,750
University of Southern Mississippi, Educational Building Corp. Rev., “B”, AGM, 5%, 2032	1,000,000	1,041,420
		$16,884,554

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Universities - Dormitories - 2.2%
Mississippi State University, Educational Building Corp., 5%, 2036	$1,000,000	$1,036,630
Mississippi State University, Educational Building Corp. Rev., 5.25%, 2038	1,000,000	1,068,810
		$2,105,440
Utilities - Investor Owned - 0.8%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 2020	$370,000	$430,358
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 2029 (b)	265,000	292,989
		$723,347
Utilities - Municipal Owned - 2.1%
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	$155,000	$173,144
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.7%, 2027	155,000	165,343
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.75%, 2028	100,000	106,181
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.85%, 2029	485,000	514,115
Mississippi Development Bank Special Obligation (Municipal Energy Agency Power Supply Project), “A”, SYNCORA, 5%, 2026	1,000,000	1,017,210
		$1,975,993
Utilities - Other - 1.4%
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 2032	$640,000	$630,739
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	375,000	415,669
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	185,000	201,328
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	95,000	103,750
		$1,351,486

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - 11.4%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	$2,000,000	$1,482,340
Grenada, MS, Development Bank Special Obligations (Water & Sewer Systems Project), “N”, AGM, 5%, 2015 (c)	1,000,000	1,089,880
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	285,000	280,902
Jackson, MI, Mississippi Development Bank Special Obligation (MI Water and Sewer System Rev. Bond Project), AGM, 6.875%, 2040	750,000	910,335
Mississippi Development Bank Special Obligations (Combined Water Sewer & Solid Waste Management), AGM, 5.25%, 2021	1,270,000	1,299,223
Mississippi Development Bank Special Obligations (Combined Water Sewer & Solid Waste Management), AGM, 5.05%, 2027	1,610,000	1,645,967
Mississippi Development Bank Special Obligations (Jackson Water & Sewer System Project), AGM, 5%, 2014 (c)	2,000,000	2,086,960
Mississippi Development Bank Special Obligations (Jackson Water & Sewer System Project), “A”, AGM, 5%, 2023	1,220,000	1,358,848
San Francisco, CA, City & County Public Utilities Commission, Wastewater Rev., “B”, 4%, 2036	660,000	611,450
		$10,765,905
Total Municipal Bonds (Identified Cost, $90,972,000)		$92,789,396

Money Market Funds - 1.2%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	1,171,637	$1,171,637
Total Investments (Identified Cost, $92,143,637)		$93,961,033

Other Assets, Less Liabilities - 0.4%		351,177
Net Assets - 100.0%		$94,312,210

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/13 (unaudited)

MFS NEW YORK MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 96.6%

Issuer	Shares/Par	Value ($)
Airport Revenue - 2.0%
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 2035	$555,000	$574,446
New York, NY, City Industrial Development Agency, Special Facilities Rev. (Terminal One Group), 5.5%, 2024	1,000,000	1,064,820
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), NATL, 6.25%, 2015	1,000,000	1,064,220
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2042	1,160,000	1,241,977
		$3,945,463
General Obligations - General Purpose - 6.8%
Guam Government, “A”, 5.25%, 2037	$290,000	$267,992
Guam Government, “A”, 7%, 2039	105,000	111,346
Nassau County, NY, General Improvement, “B”, 5%, 2023	1,820,000	2,054,598
New York, NY, “B”, 5%, 2018	3,000,000	3,479,580
New York, NY, “E”, 5%, 2018	2,165,000	2,511,097
New York, NY, “E”, 5%, 2021	2,500,000	2,937,875
New York, NY, “E-1”, 6.25%, 2028	1,000,000	1,170,640
New York, NY, “J”, FGIC, 5.5%, 2026	5,000	5,014
State of Illinois, 5.5%, 2033	180,000	181,877
State of Illinois, 5.5%, 2038	535,000	529,243
		$13,249,262
General Obligations - Schools - 1.0%
Beaumont, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, AGM, 0%, 2040	$3,730,000	$810,865
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2014 (c)	500,000	525,205
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2015 (c)	500,000	559,780
		$1,895,850
Healthcare Revenue - Hospitals - 10.1%
Chautauqua County, NY, Capital Resource Corp. Rev. (Women’s Christian Assn.), “A”, 8%, 2030	$550,000	$572,407
Genesee County, NY, Industrial Development Agency, Civic Facilities Rev. (United Medical Center Project), 5%, 2032	500,000	437,795
Illinois Finance Authority Rev. (Little Company of Mary Hospital and Health Care Centers), 5.375%, 2040	365,000	366,533
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	215,000	227,814
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 2041	715,000	748,898

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Madison County, NY, Industrial Development Agency, Civic Facilities Rev. (Oneida), 5.25%, 2027	$1,425,000	$1,383,689
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 2030	165,000	180,515
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	145,000	156,037
Monroe County, NY, Industrial Development Agency, Civic Facilities Rev. (Highland Hospital of Rochester), 5%, 2025	995,000	1,033,516
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	35,000	36,487
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	1,495,000	1,621,372
New York Dormitory Authority Rev., Non-State Supported Debt (Catholic Health Systems), “A”, 4.75%, 2039	325,000	306,550
New York Dormitory Authority Rev., Non-State Supported Debt (Catholic Health Systems), “B”, 5%, 2032	385,000	387,137
New York Dormitory Authority Rev., Non-State Supported Debt (Catholic Health Systems), “B”, 4.75%, 2039	300,000	282,969
New York Dormitory Authority Rev., Non-State Supported Debt (Hospital Special Surgery), FHA, 6.25%, 2034	2,000,000	2,273,420
New York Dormitory Authority Rev., Non-State Supported Debt (Mount Sinai Hospital), “A”, 5%, 2026	2,000,000	2,137,820
New York Dormitory Authority Rev., Non-State Supported Debt (NYU Hospitals Center), “A”, 5.5%, 2025	750,000	836,040
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center), 6.25%, 2037	750,000	744,375
New York, NY, Health & Hospital Corp. Rev., “A”, 5.5%, 2023	1,000,000	1,113,260
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 4.5%, 2032	500,000	428,310
Suffolk County, NY, Economic Development Corp. Rev. (Catholic Health Services of Long Island), 5%, 2028	1,000,000	1,010,800
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	165,000	183,153
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	395,000	431,103

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Westchester County, NY, Health Care Corp. Rev., “B”, 6%, 2030	$1,000,000	$1,104,040
Wisconsin Health & Educational Facilities Authority Rev. (Mercy Alliance), 5%, 2039	700,000	686,070
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	945,000	935,219
		$19,625,329
Healthcare Revenue - Long Term Care - 1.4%
Suffolk County, NY, Economic Development Corp. Rev. (Peconic Landing at Southold, Inc.), 6%, 2040	$1,000,000	$1,060,730
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Gurwin Jewish Phase II), 6.7%, 2039	370,000	372,512
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	120,000	131,681
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	180,000	195,520
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 2037	500,000	383,915
Westchester County, NY, Local Development Corp. Rev. (Kendal on Hudson), 5%, 2034	500,000	486,920
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	20,000	21,194
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	130,000	137,640
		$2,790,112
Human Services - 0.5%
Nassau County, NY, Industrial Development Agency, Civic Facility Rev. (Special Needs Facility), “B-1”, 6.5%, 2017	$170,000	$170,969
New York Dormitory Authority Rev., Non-State Supported Debt (NYSARC, Inc.), “A”, 6%, 2032	705,000	756,105
		$927,074
Industrial Revenue - Airlines - 0.2%
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport Project), 7.625%, 2025	$350,000	$392,998
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport Project), 7.75%, 2031	100,000	111,145
		$504,143
Industrial Revenue - Environmental Services - 0.5%
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 2042	$1,160,000	$972,904

Issuer	Shares/Par	Value ($)
Industrial Revenue - Other - 1.0%
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035	$580,000	$616,030
New York, NY, City Industrial Development Agency Rev., Liberty Bonds (IAC/InterActiveCorp), 5%, 2035	250,000	236,005
Onondaga County, NY, Industrial Development Agency, Sewer Facilities Rev. (Bristol-Meyers Squibb Co.), 5.75%, 2024	1,000,000	1,181,450
		$2,033,485
Industrial Revenue - Paper - 0.6%
Essex County, NY, Industrial Development Agency, Pollution Control Rev. (International Paper Corp.), 6.15%, 2021	$470,000	$470,536
Essex County, NY, Industrial Development Agency, Pollution Control Rev. (International Paper Corp.), 6.45%, 2023	700,000	700,770
		$1,171,306
Miscellaneous Revenue - Entertainment & Tourism - 0.9%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	$1,750,000	$1,832,933

Miscellaneous Revenue - Other - 5.1%
Indiana Finance Authority Rev., (Ohio River Bridges East End Crossing Project), “A”, 5%, 2040	$205,000	$183,344
Indiana Finance Authority Rev., (Ohio River Bridges East End Crossing Project), “A”, 5%, 2044	315,000	273,763
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 2049	2,500,000	2,685,950
New York Liberty Development Corp., Liberty Rev. (World Trade Center Project), 5%, 2044	3,000,000	3,023,730
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 2028	3,000,000	2,772,450
New York, NY, Industrial Development Agency, Civic Facilities Rev. (United Jewish Appeal - Federation of Jewish Philanthropies of NY, Inc.), “A”, 5%, 2027	1,000,000	1,027,530
		$9,966,767
Multi-Family Housing Revenue - 2.7%
East Rochester, NY, Housing Authority Rev. (Woodland Village Project), 5.5%, 2033	$400,000	$374,752
New York Housing Finance Agency Rev. (Affordable Housing), “D”, 5%, 2040	1,520,000	1,530,959
New York Housing Finance Agency Rev., “A”, 5.1%, 2041	765,000	736,343
New York Housing Finance Agency Rev., “A”, 5.25%, 2041	1,000,000	1,024,700
New York, NY, City Housing Development Corp., 5.5%, 2034	15,000	15,050
New York, NY, City Housing Development Corp., “C”, 5%, 2026	500,000	502,625

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Multi-Family Housing Revenue - continued
New York, NY, City Housing Development Corp., Multifamily Housing Rev., 4.8%, 2035	$1,000,000	$1,003,280
		$5,187,709
Port Revenue - 0.9%
Port Authority of NY & NJ (170th Series), 4%, 2034	$2,000,000	$1,765,320

Sales & Excise Tax Revenue - 2.8%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2034	$1,000,000	$1,012,660
Guam Government Business Privilege Tax Rev., “C”, 5%, 2016	180,000	199,633
Guam Government Business Privilege Tax Rev., “C”, 5%, 2017	200,000	225,620
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 2031	1,045,000	1,151,538
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2019 (c)	10,000	12,187
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.75%, 2037	1,035,000	855,935
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 6%, 2042	25,000	20,421
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A-1”, 5%, 2043	1,000,000	726,650
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	95,000	82,000
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 2040	275,000	232,411
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	1,165,000	886,670
		$5,405,725
Single Family Housing - State - 2.9%
New York Housing Finance Agency Rev., “E”, 3%, 2030	$1,000,000	$860,570
New York Housing Finance Agency Rev., “E”, 3.4%, 2037	1,000,000	845,580
New York Mortgage Agency Rev., “130”, 4.65%, 2027	1,680,000	1,670,004
New York Mortgage Agency Rev., “130”, 4.75%, 2030	500,000	490,850
New York Mortgage Agency Rev., “49”, 3.8%, 2038	2,000,000	1,749,860
		$5,616,864
State & Agency - Other - 0.9%
New York Dormitory Authority (City University), AMBAC, 5.75%, 2018	$800,000	$897,240
New York State Dormitory Authority Rev. (State University) , “B”, FGIC, 5.25%, 2019	715,000	778,034
		$1,675,274
State & Local Agencies - 9.7%
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.925%, 2037	$1,405,000	$921,062

Issuer	Shares/Par	Value ($)
State & Local Agencies - continued
New York City Educational Construction Fund Rev., “A”, 5.75%, 2033	$1,860,000	$2,086,883
New York Dormitory Authority Rev. (School Program), 6.25%, 2020	1,390,000	1,395,894
New York Dormitory Authority Rev., City University System, “A”, 5.625%, 2016	2,415,000	2,617,981
New York Dormitory Authority Rev., State University Educational Facilities, “A”, 5.875%, 2017	1,130,000	1,277,149
New York Tobacco Settlement Financing Corp., “B”, 5%, 2018	2,000,000	2,301,300
New York Urban Development Corp. Rev. (State Facilities), AMBAC, 5.6%, 2015	1,920,000	1,966,368
New York Urban Development Corp. Rev., “D”, 5.625%, 2028	2,000,000	2,155,200
New York Urban Development Corp. Rev., Personal Income Tax, “C”, 5%, 2018	3,000,000	3,521,670
United Nations Development Corp., “A”, 5%, 2026	500,000	533,600
		$18,777,107
Tax - Other - 8.9%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$270,000	$282,425
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	90,000	92,849
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2047	3,000,000	3,178,710
New York Dormitory Authority, State Personal Income Tax Rev., “A”, 5%, 2025	2,000,000	2,274,600
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-2A”, 5%, 2040	2,000,000	2,046,440
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 2039	2,000,000	2,130,620
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-5”, 5%, 2032	1,000,000	1,059,350
New York, NY, City Transitional Finance Authority Rev., “D”, 5%, 2027	3,000,000	3,302,760
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 2029	605,000	654,731
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	1,250,000	1,178,913
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	1,080,000	1,071,781
		$17,273,179
Tobacco - 3.6%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-3”, 6.25%, 2037	$765,000	$606,163
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	1,370,000	1,048,845
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-2”, 5.3%, 2037	1,235,000	926,188

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Tobacco - continued
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	$355,000	$378,032
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 2023	460,000	434,088
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 2034	335,000	244,550
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	1,535,000	1,095,422
New York County Tobacco Trust II, 5.625%, 2035	795,000	693,057
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “B”, 5%, 2032	750,000	700,545
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “B”, 5.25%, 2037	500,000	470,310
Westchester, NY, Tobacco Asset Securitization Corp., 5.125%, 2045	500,000	379,660
		$6,976,860
Toll Roads - 3.2%
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 2038	$205,000	$216,993
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 2043	170,000	176,197
Triborough Bridge & Tunnel Authority Rev., NY, “A”, 5%, 2028	1,000,000	1,094,570
Triborough Bridge & Tunnel Authority Rev., NY, “A-2”, 5%, 2029	2,000,000	2,145,160
Triborough Bridge & Tunnel Authority Rev., NY, Capital Appreciation, “A”, 0%, 2029	2,540,000	1,262,507
Triborough Bridge & Tunnel Authority Rev., NY, Capital Appreciation, (MTA Bridges and Tunnels), “A”, 0%, 2031	3,000,000	1,320,480
		$6,215,907
Transportation - Special Tax - 2.3%
Metropolitan Transportation Authority Rev., NY, “A”, 5%, 2035	$2,000,000	$2,035,080
Metropolitan Transportation Authority Rev., NY, “C”, 6.5%, 2028	2,000,000	2,369,260
		$4,404,340
Universities - Colleges - 18.3%
Albany, NY, Capital Resource Corp. Rev. (The College Saint Rose), “A”, 5.625%, 2031	$1,000,000	$1,039,640
Albany, NY, Industrial Development Agency Rev. (Albany Law School), 5%, 2031	1,000,000	1,012,520
Hempstead, NY, Industrial Development Agency Civic Rev. (Adelphi University), 5%, 2030	1,515,000	1,589,447
Hempstead, NY, Local Development Corp. Rev. (Adelphi University), “B”, 5.25%, 2039	500,000	507,615
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 2028	1,000,000	1,072,170

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	$1,945,000	$2,066,485
Madison County, NY, Industrial Development Agency Civic Facilities Rev. (Colgate University), “A”, AMBAC, 5%, 2035	1,585,000	1,647,481
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “B”, 5.25%, 2029	1,325,000	1,445,867
Monroe County, NY, Industrial Development Corp. Rev., “A”, 5%, 2023	500,000	568,625
Monroe County, NY, Industrial Development Corp. Rev., “A”, 5%, 2024	1,000,000	1,125,480
Nassau County, NY, Industrial Development Agency Rev. (New York Institute of Technology), “A”, 4.75%, 2026	1,000,000	996,250
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	985,000	1,159,069
New York Dormitory Authority Rev. (New York University), “A”, FGIC, 5%, 2029	1,000,000	1,024,730
New York Dormitory Authority Rev., Non-State Supported Debt (Brooklyn Law School), 5.75%, 2033	600,000	618,252
New York Dormitory Authority Rev., Non-State Supported Debt (Cornell University), “A”, 5%, 2031	2,000,000	2,134,500
New York Dormitory Authority Rev., Non-State Supported Debt (Culinary Institute of America), 5%, 2042	250,000	242,200
New York Dormitory Authority Rev., Non-State Supported Debt (Manhattan Marymount), 5.125%, 2039	2,000,000	2,030,140
New York Dormitory Authority Rev., Non-State Supported Debt (New York University), “A”, 5.25%, 2048	1,955,000	2,061,254
New York Dormitory Authority Rev., Non-State Supported Debt (Pace University), “A”, 5%, 2038	500,000	462,070
New York Dormitory Authority Rev., Non-State Supported Debt (Pace University), “A”, 4.25%, 2042	1,000,000	797,810
New York Dormitory Authority Rev., Non-State Supported Debt (St. John’s University), “A”, 5%, 2027	950,000	1,020,918
New York Dormitory Authority Rev., Non-State Supported Debt (St. Josephs College), 5.25%, 2035	2,000,000	2,022,460
New York Dormitory Authority Rev., Non-State Supported Debt, “A”, 5%, 2020	2,000,000	2,327,400
Onondaga, NY, Civic Development Corp. Rev. (Le Moyne College Project), 5.375%, 2040	2,000,000	1,959,520
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 2032	80,000	62,493

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 2042	$135,000	$99,336
Seneca County, NY, Industrial Development Agency, Civic Facilities Rev. (New York Chiropractic), 5%, 2027	500,000	509,230
St. Lawrence County, NY, Industrial Development Agency Rev. (Clarkson University), 5%, 2031	2,225,000	2,268,165
Troy, NY, Industrial Development Authority, Civic Facility Rev. (Rensselaer Polytechnical Institute), “E”, 5%, 2031	1,000,000	1,044,440
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (Sarah Lawrence College Project), “A”, 6%, 2041	595,000	633,015
		$35,548,582
Universities - Dormitories - 1.1%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Buffalo State College), “A”, 5.375%, 2041	$2,000,000	$2,090,860

Universities - Secondary Schools - 1.1%
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 2043 (n)	$750,000	$672,870
Build NYC Resources Corp. Rev. (South Bronx Charter School for International Cultures and the Arts), “A”, 5%, 2043	1,000,000	843,050
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 2041	535,000	598,521
		$2,114,441
Utilities - Municipal Owned - 2.9%
Guam Power Authority Rev., “A”, 5.5%, 2030	$515,000	$527,597
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 5%, 2021	1,500,000	1,705,230
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6.25%, 2033	1,000,000	1,127,850
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	2,000,000	2,234,120
		$5,594,797

Issuer	Shares/Par	Value ($)
Utilities - Other - 0.7%
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	$1,085,000	$1,241,414
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 2031	115,000	109,960
		$1,351,374
Water & Sewer Utility Revenue - 4.5%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5%, 2033	$1,345,000	$941,487
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.125%, 2037	170,000	117,150
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	1,240,000	927,681
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	95,000	70,411
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	315,000	310,470
Jackson, MI, Mississippi Development Bank Special Obligation (MI Water and Sewer System Rev. Bond Project), AGM, 6.875%, 2040	100,000	121,378
New York Environmental Facilities Corp., Clean Water & Drinking Rev., “A”, 5%, 2026	2,000,000	2,308,900
New York Environmental Facilities Corp., Clean Water & Drinking Rev., “B”, 5%, 2033	2,140,000	2,257,957
New York, NY, Municipal Water & Sewer Finance Authority Rev., 4.75%, 2030	1,245,000	1,313,998
New York, NY, Municipal Water & Sewer Finance Authority Rev., ETM, AMBAC, 6.75%, 2014 (c)	335,000	347,626
		$8,717,058
Total Municipal Bonds (Identified Cost, $184,474,698)		$187,630,025

Money Market Funds - 2.2%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	4,285,545	$4,285,545
Total Investments (Identified Cost, $188,760,243)		$191,915,570

Other Assets, Less Liabilities - 1.2%		2,405,934
Net Assets - 100.0%		$194,321,504

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/13 (unaudited)

MFS NORTH CAROLINA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 98.0%

Issuer	Shares/Par	Value ($)
Airport Revenue - 4.6%
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), AMBAC, 5%, 2023	$1,430,000	$1,562,332
Charlotte, NC, Airport Rev., “A”, 4.75%, 2028	1,250,000	1,311,650
Charlotte, NC, Airport Rev., “A”, NATL, 5%, 2029	2,000,000	2,050,220
Charlotte, NC, Airport Rev., “A”, NATL, 5%, 2034	4,485,000	4,528,146
Charlotte, NC, Airport Rev., “A”, 5%, 2036	3,000,000	3,098,940
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 2035	1,055,000	1,091,978
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 2036	3,440,000	3,564,597
		$17,207,863
General Obligations - General Purpose - 6.7%
Charlotte, NC, “A”, 5%, 2017	$4,300,000	$4,945,946
Guam Government, “A”, 6.75%, 2029	240,000	253,855
Guam Government, “A”, 7%, 2039	265,000	281,017
Mecklenburg County, NC, “A”, 5%, 2018	5,100,000	5,972,304
Mecklenburg County, NC, “A”, 5%, 2024	2,000,000	2,438,500
Nassau County, NY, General Improvement, “B”, 5%, 2024	2,380,000	2,654,057
New Hanover County, NC, Public Improvement, “A”, 5%, 2030	2,000,000	2,187,060
North Carolina Capital Improvement Obligation, “A”, 5%, 2026	1,450,000	1,642,459
North Carolina Capital Improvement Obligation, “C”, 5%, 2025	2,710,000	3,080,782
State of Illinois, 5.5%, 2033	365,000	368,807
State of Illinois, 5.5%, 2038	1,095,000	1,083,218
		$24,908,005
General Obligations - Schools - 4.1%
Johnston County, NC, “B”, 5%, 2018	$1,425,000	$1,633,207
Wake County, NC, “C”, 5%, 2020	3,000,000	3,568,770
Wake County, NC, “C”, 5%, 2021	3,000,000	3,591,900
Wake County, NC, “C”, 5%, 2024	5,570,000	6,692,188
		$15,486,065
Healthcare Revenue - Hospitals - 21.8%
Albemarle, NC, Hospital Authority Health Care Facilities Rev., 5.25%, 2038	$2,000,000	$1,788,060
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5%, 2031	1,000,000	1,015,650
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5.25%, 2034	4,000,000	4,214,320
Illinois Finance Authority Rev. (Little Company of Mary Hospital and Health Care Centers), 5.375%, 2040	725,000	728,045

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	$380,000	$417,438
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	1,140,000	1,234,141
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	360,000	381,456
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 2041	1,385,000	1,450,663
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	1,820,000	1,821,492
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 2030	310,000	339,149
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	245,000	263,649
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	1,450,000	1,479,827
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	790,000	837,613
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	1,110,000	1,146,164
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	55,000	57,337
North Carolina Hospital Authority Mortgage Rev. (Johnston Memorial), AGM, 5.25%, 2036	1,960,000	1,992,105
North Carolina Medical Care Commission, Health Care Facilities Rev. (Appalachian Regional Healthcare System), “A”, 6.375%, 2026	2,000,000	2,222,040
North Carolina Medical Care Commission, Health Care Facilities Rev. (Appalachian Regional Healthcare System), “A”, 6.5%, 2031	1,000,000	1,110,830
North Carolina Medical Care Commission, Health Care Facilities Rev. (Cleveland County HealthCare System), 5.75%, 2021 (c)	800,000	997,080
North Carolina Medical Care Commission, Health Care Facilities Rev. (Cleveland County Healthcare System), “A”, AMBAC, 5%, 2014 (c)	1,155,000	1,196,037
North Carolina Medical Care Commission, Health Care Facilities Rev. (Columbus Regional Healthcare System), “A”, 4%, 2042	3,000,000	2,229,540
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 2035	1,620,000	1,650,197

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 2042	$3,500,000	$3,530,660
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 2042	2,000,000	2,020,180
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligation Group), “A”, 5.25%, 2040	3,000,000	3,101,910
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 5%, 2030	5,250,000	5,503,575
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), “A”, 5%, 2036	2,000,000	2,025,120
North Carolina Medical Care Commission, Health Care Facilities Rev. (WakeMed), “A”, ASSD GTY, 5.625%, 2014 (c)	500,000	526,830
North Carolina Medical Care Commission, Health Care Facilities Rev. (WakeMed), “A”, 5%, 2031	3,000,000	3,080,910
North Carolina Medical Care Commission, Health System Rev. (Mission Health System, Inc.), 5%, 2025	1,600,000	1,718,368
North Carolina Medical Care Commission, Health System Rev. (Mission Health System, Inc.), 4.75%, 2035	2,000,000	2,013,480
North Carolina Medical Care Commission, Hospital Rev. (The North Carolina Baptist Hospitals, Inc.), 5.25%, 2029	2,215,000	2,386,109
North Carolina Medical Care Commission, Hospital Rev. (The North Carolina Baptist Hospitals, Inc.), 5%, 2034	4,000,000	4,092,960
North Carolina Medical Care Commission, Hospital Rev. (Wilson Memorial Hospital), Capital Appreciation, AMBAC, 0%, 2013	1,000,000	997,740
North Carolina Medical Care Commission, Hospital Rev. (Wilson Memorial Hospital), Capital Appreciation, AMBAC, 0%, 2015	1,140,000	1,077,767
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 6.25%, 2038	1,000,000	1,031,510
Onslow County, NC, Hospital Authority (Onslow Memorial Hospital Project), NATL, 5%, 2026	1,155,000	1,198,520
Pitt County, NC, Rev., Pitt County Memorial Hospital, ETM, 5.25%, 2021 (c)	10,135,000	10,708,134
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	2,040,000	2,450,203
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 2039	470,000	522,132
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	270,000	299,705
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	635,000	693,039

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	$2,195,000	$2,404,096
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	1,495,000	1,479,527
		$81,435,308
Healthcare Revenue - Long Term Care - 1.2%
North Carolina Medical Care Commission, Health Care Facilities Rev. (Lutheran Services for the Aging, Inc. Obligated Services) “A”, 5%, 2037	$1,000,000	$898,190
North Carolina Medical Care Commission, Retirement Facilities Rev. (Galloway Ridge Project), “A”, 5.875%, 2031	480,000	480,072
North Carolina Medical Care Commission, Retirement Facilities Rev. (Galloway Ridge Project), “A”, 6%, 2039	1,520,000	1,515,911
North Carolina Medical Care Commission, Retirement Facilities Rev. (The United Methodist Retirement Homes), “A”, 5%, 2033	1,590,000	1,485,155
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	35,000	37,089
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	220,000	232,929
		$4,649,346
Industrial Revenue - Paper - 0.3%
Columbus County, NC, Industrial Facilities & Pollution Control, Financing Authority Rev. (International Paper Co.), 5.7%, 2034	$1,000,000	$1,020,810

Miscellaneous Revenue - Other - 0.6%
Durham County, NC, Industrial Facilities & Pollution Control Financing Authority Rev. (Research Triangle Institute), 5%, 2025	$1,000,000	$1,172,980
Indiana Finance Authority Rev., (Ohio River Bridges East End Crossing Project), “A”, 5%, 2040	420,000	375,631
Indiana Finance Authority Rev., (Ohio River Bridges East End Crossing Project), “A”, 5%, 2044	640,000	556,218
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 2040	100,000	105,960
		$2,210,789
Multi-Family Housing Revenue - 1.4%
Charlotte, NC, Housing Authority Rev., GNMA, 4.8%, 2048	$2,000,000	$1,924,600
Elizabeth City, NC, Multi-Family Housing Rev. (Walker Landing), “A”, GNMA, 5.125%, 2049	1,500,000	1,332,030

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Multi-Family Housing Revenue - continued
Mecklenburg County, NC (Little Rock Apartments), FNMA, 5.15%, 2022	$895,000	$893,801
North Carolina Medical Care Commission, Health Care Facilities Rev., “A” (ARC Projects), 5.8%, 2034	1,000,000	1,040,150
		$5,190,581
Port Revenue - 0.3%
North Carolina Ports Authority Facilities Rev., “A”, 5.25%, 2040	$1,000,000	$1,058,900

Sales & Excise Tax Revenue - 3.0%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 2030	$1,675,000	$1,757,963
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 2036	1,140,000	1,162,059
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2019 (c)	15,000	18,280
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.75%, 2037	1,540,000	1,273,565
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	1,965,000	1,543,056
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 6%, 2042	25,000	20,421
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A-1”, 5.25%, 2043	1,215,000	922,136
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 2040	555,000	469,047
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	2,415,000	1,838,032
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0% to 2016, 6.75% to 2032	1,970,000	1,462,154
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 2034	4,540,000	958,258
		$11,424,971
Single Family Housing - State - 2.4%
North Carolina Housing Finance Agency Rev., “15-A”, AGM, 4.95%, 2032	$165,000	$164,997
North Carolina Housing Finance Agency Rev., “19-A”, 5.1%, 2030	1,875,000	1,875,713
North Carolina Housing Finance Agency Rev., “23-A”, 4.8%, 2037	1,555,000	1,556,182
North Carolina Housing Finance Agency Rev., “24-A”, 4.75%, 2026	1,580,000	1,580,553
North Carolina Housing Finance Agency Rev., “25-A”, 5.75%, 2037	335,000	340,380
North Carolina Housing Finance Agency Rev., “29-A”, 4.85%, 2038	1,495,000	1,473,696
North Carolina Housing Finance Agency Rev., “31-A”, 5.25%, 2038	1,685,000	1,759,258
North Carolina Housing Finance Agency Rev., “A”, 5.375%, 2023	65,000	65,038
		$8,815,817

Issuer	Shares/Par	Value ($)
State & Agency - Other - 2.4%
Charlotte, NC, COP (Equipment Acquisitions and Public Facilities), “A”, 5%, 2029	$1,075,000	$1,162,118
Charlotte, NC, COP (Transit Projects), 5%, 2033	3,000,000	3,118,500
Charlotte, NC, COP (Transit Projects), “E”, 5%, 2035	1,990,000	1,995,831
Charlotte, NC, COP, “E”, 5%, 2026	760,000	824,554
Charlotte, NC, COP, “E”, 5%, 2034	2,000,000	2,061,460
		$9,162,463
State & Local Agencies - 10.4%
Asheville, NC, Limited Obligation, 5%, 2028	$400,000	$438,216
Charlotte, NC, COP (NASCAR Hall of Fame), “C”, 5%, 2039	5,130,000	5,213,055
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.925%, 2037	2,260,000	1,481,566
Duplin, NC, Limited Obligation (County Water Districts), 5%, 2037	3,595,000	3,714,714
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, ASSD GTY, 5%, 2045	1,355,000	1,317,141
Harnett County, NC, 5%, 2014 (c)	655,000	675,895
Harnett County, NC, 5%, 2028	45,000	45,815
Harnett County, NC, COP, ASSD GTY, 5%, 2029	400,000	423,804
Iredell County, NC, Public Facilities (School Projects), AGM, 5.125%, 2027	3,230,000	3,500,028
Mecklenburg County, NC, COP, “A”, 5%, 2028	350,000	379,372
Mooresville, NC, COP, 5%, 2032	3,120,000	3,214,723
Nash County, NC, Limited Obligation, ASSD GTY, 5%, 2030	2,000,000	2,174,360
Orange County, NC, Public Facilities Co., Limited Obligation, 5%, 2024	750,000	856,493
Pitt County, NC, Limited Obligation, “A”, 5%, 2035	2,000,000	2,051,240
Salisbury, NC, COP, ASSD GTY, 5.625%, 2026	1,000,000	1,098,210
Wake County, NC, Annual Appropriation Ltd., Obligation Bonds, “2009”, 5%, 2032	3,000,000	3,213,240
Wake County, NC, Annual Appropriation Ltd., Obligation Bonds, “2010”, 5%, 2033	6,000,000	6,375,960
Wilmington, NC, COP, “A”, 5%, 2038	2,650,000	2,668,417
		$38,842,249
Tax - Other - 1.3%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$420,000	$439,328
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	145,000	149,589
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 2029	1,005,000	1,087,611
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	305,000	305,470
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	350,000	330,095
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	305,000	320,451

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Tax - Other - continued
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	$2,090,000	$2,074,095
		$4,706,639
Tobacco - 1.8%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-3”, 6.25%, 2037	$1,295,000	$1,026,119
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	1,975,000	2,103,138
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 2023	940,000	887,050
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 2034	540,000	394,200
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	3,085,000	2,201,549
		$6,612,056
Toll Roads - 0.8%
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 2038	$435,000	$460,447
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 2043	350,000	362,757
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.25%, 2032	430,000	401,715
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 2037	725,000	727,363
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 2042	1,160,000	1,081,422
		$3,033,704
Transportation - Special Tax - 3.8%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 2028	$1,715,000	$1,582,756
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ETM, AGM, 6%, 2018 (c)	5,810,000	6,882,003
North Carolina Turnpike Authority, Monroe Connector System State Appropriation Rev., 5%, 2028	2,300,000	2,542,006
North Carolina Turnpike Authority, Monroe Connector System State Appropriation Rev., 5%, 2036	3,000,000	3,177,420
		$14,184,185
Universities - Colleges - 12.4%
Appalachian State University, NC, Rev., NATL, 5%, 2015 (c)	$370,000	$400,421
Appalachian State University, NC, Rev., 4%, 2019	1,080,000	1,190,527

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
Appalachian State University, NC, Rev., NATL, 5%, 2030	$630,000	$647,155
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	1,000,000	1,150,400
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	2,000,000	2,124,920
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	1,545,000	1,818,032
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (High Point University), 5.25%, 2033	1,000,000	991,540
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 2028	980,000	1,064,006
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 2029	865,000	929,633
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 2031	2,000,000	2,133,600
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 2038	1,000,000	1,046,830
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “A”, 5%, 2038	2,500,000	2,604,700
North Carolina Capital Facilities, Finance Agency Rev. (Meredith College), 6%, 2031	3,240,000	3,403,166
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 2041	450,000	469,418
Puerto Rico Industrial Tourist Authority (University Plaza), “A”, NATL, 5%, 2020	2,180,000	1,975,778
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 2032	170,000	132,797
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 2042	275,000	202,350
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 2031	115,000	82,239
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 2042	55,000	38,061
University of North Carolina System (East Carolina University) “C”, AMBAC, 5%, 2014 (c)	960,000	982,522
University of North Carolina System (East Carolina University) “C”, AMBAC, 5%, 2014 (c)	445,000	455,551
University of North Carolina, Chapel Hill, 5%, 2013 (c)	2,000,000	2,015,640

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
University of North Carolina, Chapel Hill, 5%, 2031	$3,250,000	$3,565,055
University of North Carolina, Chapel Hill, “A”, ASSD GTY, 5%, 2034	200,000	210,382
University of North Carolina, Greensboro, 5%, 2026	3,000,000	3,342,510
University of North Carolina, Systems Pool Rev. (General Trust Indenture), “C”, 5.5%, 2034	1,890,000	1,966,186
University of North Carolina, Systems Pool Rev., “B”, 5%, 2033	1,180,000	1,219,719
University of North Carolina, Systems Pool Rev., “B”, 5.125%, 2034	2,000,000	2,094,980
University of North Carolina, Systems Pool Rev., “B-1”, 5.25%, 2024	1,615,000	1,844,346
University of North Carolina, Systems Pool Rev., “B-1”, 5.25%, 2025	1,705,000	1,929,855
University of North Carolina, Systems Pool Rev., “C”, AMBAC, 5%, 2014 (c)	595,000	609,107
University of North Carolina, Wilmington, COP (Student Housing Project), FGIC, 5%, 2028	1,825,000	1,896,722
Winston-Salem State University, NC, General Rev., 5%, 2033	1,000,000	1,016,610
Winston-Salem State University, NC, General Rev., “A”, 5.125%, 2043	1,000,000	1,014,780
		$46,569,538
Utilities - Cogeneration - 0.3%
California Pollution Control Financing Authority, Water Furnishing Rev. (Poseidon Resources Desalination Project), 5%, 2045	$1,250,000	$1,045,000

Utilities - Municipal Owned - 7.2%
Guam Power Authority Rev., “A”, ASSD GTY, 5%, 2020	$1,000,000	$1,151,200
Guam Power Authority Rev., “A”, AGM, 5%, 2021	1,000,000	1,152,740
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	520,000	580,871
North Carolina Eastern Municipal Power Agency, AMBAC, 6%, 2018	14,245,000	16,659,812
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, 5%, 2030	2,500,000	2,594,300
Raleigh, NC, “A”, 5%, 2020	4,000,000	4,799,480
		$26,938,403
Utilities - Other - 2.1%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	$1,695,000	$1,956,759
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 2032	2,455,000	2,419,476
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	1,055,000	1,169,415
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	1,290,000	1,363,169

Issuer	Shares/Par	Value ($)
Utilities - Other - continued
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	$805,000	$869,980
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 2031	255,000	243,823
		$8,022,622
Water & Sewer Utility Revenue - 9.1%
Asheville, NC, Water & Sewer Systems Rev., NATL, 5%, 2032	$1,000,000	$1,045,950
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 2035	3,000,000	3,122,340
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 2036	4,410,000	4,631,029
Cary, NC, Combined Enterprise Systems Rev., 4%, 2037	5,390,000	5,195,367
Charlotte, NC, Storm Water Fee Rev., 5%, 2034	3,675,000	3,741,554
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.25%, 2024	1,000,000	812,850
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.125%, 2037	350,000	241,192
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,090,000	807,875
Durham County, NC, Enterprise Systems Rev., 5%, 2029	1,590,000	1,772,739
Fayetteville, NC, Public Works Commission Rev., “B”, 5%, 2035	1,750,000	1,836,065
Greenville, NC, Utilities Commission, Combined Enterprise System Rev., “A”, AGM, 5%, 2033	2,400,000	2,540,880
High Point, NC, Combined Enterprise System Rev., AGM, 5%, 2033	2,000,000	2,142,240
Oak Island, NC, Enterprise System Rev., ASSD GTY, 5.625%, 2030	500,000	560,410
Oak Island, NC, Enterprise System Rev., ASSD GTY, 6%, 2034	1,000,000	1,096,650
Oak Island, NC, Enterprise System Rev., ASSD GTY, 5.75%, 2036	800,000	883,568
Winston-Salem, NC, Water & Sewer Systems Rev., 5%, 2033	1,600,000	1,672,368
Winston-Salem, NC, Water & Sewer Systems Rev., 5%, 2034	2,000,000	2,155,960
		$34,259,037
Total Municipal Bonds (Identified Cost, $359,857,293)		$366,784,351

Money Market Funds - 0.9%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	3,382,083	$3,382,083
Total Investments (Identified Cost, $363,239,376)		$370,166,434

Other Assets, Less Liabilities - 1.1%		4,217,960
Net Assets - 100.0%		$374,384,394

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/13 (unaudited)

MFS PENNSYLVANIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 98.4%

Issuer	Shares/Par	Value ($)
Airport Revenue - 2.6%
Allegheny County, PA, Airport Rev. (Pittsburgh International Airport), NATL, 5.75%, 2014	$1,000,000	$1,012,800
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 2035	335,000	346,732
Philadelphia, PA, Airport Rev., “A”, AGM, 5%, 2040	2,000,000	1,994,000
		$3,353,532
General Obligations - General Purpose - 7.8%
Commonwealth of Pennsylvania, 5%, 2015	$1,515,000	$1,623,610
Commonwealth of Pennsylvania, 5%, 2019	1,000,000	1,172,990
Commonwealth of Pennsylvania, 5%, 2020	1,500,000	1,776,210
Commonwealth of Pennsylvania, 5%, 2021	500,000	594,940
Commonwealth of Pennsylvania, 5%, 2022	500,000	595,025
Commonwealth of Puerto Rico, “A”, ETM, FGIC, 5.5%, 2015 (c)	1,860,000	2,025,075
Guam Government, “A”, 6.75%, 2029	75,000	79,330
Guam Government, “A”, 7%, 2039	90,000	95,440
Luzerne County, PA, AGM, 6.75%, 2023	500,000	561,195
Philadelphia, PA, Redevelopment Authority Rev., BAM, 5%, 2024	1,000,000	1,087,510
State of Illinois, 5.5%, 2033	125,000	126,304
State of Illinois, 5.5%, 2038	380,000	375,911
		$10,113,540
General Obligations - Schools - 12.3%
Allegheny Valley, PA, School District, “A”, NATL, 5%, 2028	$1,000,000	$1,015,700
Carlisle, PA, School District, 5%, 2026	1,000,000	1,111,530
Conneaut, PA, School District, Capital Appreciation, “B”, AGM, 0%, 2031	1,150,000	512,601
Conneaut, PA, School District, Capital Appreciation, “B”, AGM, 0%, 2033	760,000	296,704
Daniel Boone, PA, School District, 5%, 2032	500,000	522,115
Deer Lakes, PA, School District, ASSD GTY, 5.375%, 2034	1,275,000	1,345,903
Gateway, PA, Allegheny School District, FGIC, 5.2%, 2013 (c)	1,000,000	1,001,670
Governor Mifflin, PA, School District, “A”, 4%, 2024	1,890,000	1,990,775
Lower Merion, PA, School District, 3%, 2015	2,310,000	2,410,508
Penn Delco, PA, School District, 4%, 2038	1,000,000	890,280
Reading, PA, School District, “A”, 5%, 2018	1,000,000	1,103,420
Reading, PA, School District, “A”, 5%, 2020	665,000	728,567
Scranton, PA, School District, “A”, AGM, 5%, 2027	1,340,000	1,391,657
State Public School Building Authority, PA School (Colonial Intermediate Unit 20), NATL, 5%, 2030	500,000	513,735
Whitehall-Coplay, PA, School District, “A”, AGM, 5.375%, 2034	1,000,000	1,056,660
		$15,891,825

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - 21.2%
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A”, 5.375%, 2029	$1,000,000	$1,071,760
Allegheny County, PA, Hospital Development Authority Rev. (UPMC Health Systems), 5%, 2018	500,000	572,595
Berks County, PA, Municipal Authority Rev. (Reading Hospital & Medical Center), “A”, 5%, 2040	1,500,000	1,497,735
Blair County, PA, Hospital Authority Rev. (Altoona Regional Health System), 6%, 2039	750,000	783,908
Butler County, PA, Hospital Development Authority Rev. (Butler Health System, Inc.), 7.25%, 2039	500,000	577,075
Centre County, PA, Hospital Authority Rev. (Mount Nittany Medical Center), ASSD GTY, 5.875%, 2014 (c)	500,000	531,515
Centre County, PA, Hospital Authority Rev. (Mount Nittany Medical Center), 6.25%, 2041	500,000	542,635
Chester County, PA, Health & Educational Facilities Authority Rev. (Chester County Junior High School), “A”, 5%, 2040	1,000,000	1,007,790
Dauphin County, PA, General Authority Health System Rev. (Pinnacle Health System), “A”, 5.75%, 2020	750,000	848,273
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	305,000	305,573
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	705,000	737,169
Geisinger Authority, PA, Health System Rev., “A”, 5.125%, 2034	1,000,000	1,053,840
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 2028	500,000	541,975
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	165,000	174,834
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 2041	445,000	466,097
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5.75%, 2025	335,000	364,269
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	390,000	407,679
Lancaster County, PA, Hospital Authority Health System Rev. (Lancaster General Hospital), 5%, 2042	1,500,000	1,479,615
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 5%, 2018	200,000	200,016

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 6%, 2035	$450,000	$408,605
Lehigh County, PA, General Purpose Authority (Good Shepherd Group), 4%, 2036	1,000,000	815,770
Lehigh County, PA, General Purpose Authority (Good Shepherd Group), “A”, 5.625%, 2014 (c)	350,000	370,353
Lehigh County, PA, General Purpose Authority Hospital Rev. (Lehigh Valley Hospital), NATL, 7%, 2016	125,000	134,319
Lehigh County, PA, General Purpose Authority Hospital Rev. (Lehigh Valley Hospital), “B”, 4%, 2033	1,000,000	900,270
Lycoming County, PA, Health Authority Rev. (Susquehanna Health System), “A”, 5.75%, 2039	750,000	767,948
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 2030	105,000	114,873
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	75,000	80,709
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 6%, 2014 (c)	750,000	760,433
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 5%, 2027	250,000	253,793
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 5.125%, 2037	250,000	250,165
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 2041	750,000	720,825
Montgomery County, PA, Higher Education & Health Authority Rev. (Abington Memorial Hospital Obligated Group), 5%, 2031	1,000,000	1,015,390
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	20,000	20,850
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 2040	500,000	495,805
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), 5.5%, 2026	500,000	500,625
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 5.625%, 2042	300,000	253,398
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (The Children’s Hospital of Philadelphia), “C”, 5%, 2025	1,000,000	1,116,740
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (The Children’s Hospital of Philadelphia), “D”, 5%, 2032	1,000,000	1,034,970
South Central, PA, General Authority Rev. (Wellspan Health Properties, Inc.), “A”, 6%, 2025	750,000	848,903
St. Mary Hospital Authority, PA, Health System Rev. (Catholic Health East), “A”, 5%, 2033	500,000	508,960

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 2039	$155,000	$172,193
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), “B”, 5.625%, 2032	500,000	524,650
Westmoreland County, PA, Industrial Development Authority Rev. (Excela Health Project), 5.125%, 2030	1,000,000	1,044,220
Wisconsin Health & Educational Facilities Authority Rev. (Mercy Alliance), 5%, 2039	705,000	690,971
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	485,000	479,980
		$27,450,071
Healthcare Revenue - Long Term Care - 2.0%
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	$300,000	$274,851
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 2022	250,000	249,803
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 2040	500,000	513,010
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 5.25%, 2041	500,000	453,035
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.375%, 2039	500,000	527,790
Montgomery County, PA, Industrial Development Authority Retirement Community Rev. (Lanier Village Estates, Inc.), “A-1”, 6.25%, 2029	250,000	261,853
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	65,000	71,327
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	105,000	114,053
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	10,000	10,597
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	70,000	74,114
		$2,550,433
Human Services - 0.1%
Montgomery County, PA, Industrial Development Authority (Wordsworth Academy), 8%, 2024	$150,000	$150,014

Industrial Revenue - Other - 0.9%
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Procter & Gamble), 5.375%, 2031	$1,000,000	$1,102,250

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Miscellaneous Revenue - Other - 0.2%
Indiana Finance Authority Rev., (Ohio River Bridges East End Crossing Project), “A”, 5%, 2040	$145,000	$129,682
Indiana Finance Authority Rev., (Ohio River Bridges East End Crossing Project), “A”, 5%, 2044	225,000	195,545
		$325,227
Sales & Excise Tax Revenue - 2.7%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 2030	$580,000	$608,727
Guam Government Business Privilege Tax Rev., “C”, 5%, 2016	120,000	133,088
Guam Government Business Privilege Tax Rev., “C”, 5%, 2017	135,000	152,294
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.75%, 2037	290,000	239,827
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 6%, 2042	20,000	16,337
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A-1”, 5%, 2043	710,000	515,922
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A-1”, 5.25%, 2043	425,000	322,558
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	75,000	64,737
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	1,685,000	1,282,437
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	735,000	168,771
		$3,504,698
Single Family Housing Revenue - Local - 0.5%
Allegheny County, PA, Residential Financing Authority, Single Family Mortgage Rev., “VV”, GNMA, 4.95%, 2037	$595,000	$585,843

Single Family Housing - State - 4.1%
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 4.75%, 2028	$1,000,000	$1,025,680
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “115-A”, 4.2%, 2033	1,000,000	918,880
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “91-A”, 4.875%, 2026	320,000	320,707
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “92-A”, 4.75%, 2031	930,000	940,695
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “93-A”, 5.75%, 2037	80,000	80,716
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “95-A”, 4.875%, 2031	985,000	969,920
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “97-A”, 4.5%, 2022	1,000,000	1,020,490
		$5,277,088
Solid Waste Revenue - 0.6%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 2019	$300,000	$300,099

Issuer	Shares/Par	Value ($)
Solid Waste Revenue - continued
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 2032	$500,000	$492,990
		$793,089
State & Agency - Other - 0.6%
New York State Dormitory Authority Rev. (State University), “B”, FGIC, 5.25%, 2019	$675,000	$734,508

State & Local Agencies - 2.7%
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 2018	$715,000	$801,579
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.925%, 2037	730,000	478,559
Delaware Valley, PA, Regional Finance Authority, RITES, FRN, AMBAC, 10.69%, 2018 (p)	50,000	62,109
Pennsylvania Industrial Development Authority, Economic Development Authority Rev., 5.5%, 2018 (c)	60,000	71,527
Pennsylvania Industrial Development Authority, Economic Development Authority Rev., 5.5%, 2023	440,000	490,758
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	500,000	550,525
State Public School Building Authority, PA, Jefferson County (Dubois Technical School), FGIC, 5%, 2014 (c)	1,000,000	1,039,510
		$3,494,567
Tax - Other - 0.9%
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 2035	$750,000	$680,925
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	140,000	146,443
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	45,000	46,424
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	125,000	134,536
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	135,000	137,408
		$1,145,736
Tax Assessment - 0.2%
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 2035	$230,000	$225,389

Tobacco - 2.2%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	$755,000	$578,013
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-2”, 5.3%, 2037	665,000	498,717

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Tobacco - continued
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	$755,000	$803,984
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 2023	310,000	292,538
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 2034	165,000	120,450
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	705,000	503,109
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021	85,000	83,675
		$2,880,486
Toll Roads - 0.2%
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 2038	$140,000	$148,190
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 2043	110,000	114,010
		$262,200
Transportation - Special Tax - 2.8%
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 5%, 2020	$655,000	$773,529
Pennsylvania Turnpike Commission (Motor License Fund), “B”, 5%, 2030	1,000,000	1,044,890
Pennsylvania Turnpike Commission, “A”, NATL, 5%, 2024	1,775,000	1,788,881
		$3,607,300
Universities - Colleges - 16.6%
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), 5%, 2033	$1,250,000	$1,287,300
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), “A”, SYNCORA, 5%, 2024	1,000,000	1,052,360
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 6%, 2038	250,000	255,425
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 5.75%, 2040	500,000	496,595
Crawford County, PA, Industrial Development Authority, College Rev., “A”, 6%, 2031	250,000	265,523
Cumberland County, PA, Municipal Authority College Rev. (Dickinson College), 5%, 2026	1,000,000	1,061,610
Cumberland County, PA, Municipal Authority College Rev. (Dickinson College), “HH1”, 5%, 2039	300,000	302,019
Delaware County, PA, Authority College Rev. (Neumann University), 5.25%, 2031	565,000	573,582
Delaware County, PA, Authority College Rev. (Neumann University), 6.125%, 2034	750,000	778,838

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
Delaware County, PA, Authority University Rev. (Villanova University), 5.25%, 2031	$350,000	$371,308
Erie, PA, Higher Education Building Authority Rev. (Gannon University), “A”, 5.5%, 2040	1,000,000	999,950
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	1,050,000	1,115,583
Lancaster, PA, Higher Education Authority College Rev. (Franklin & Marshall College), 5%, 2037	500,000	514,475
Montgomery County, PA, Higher Education & Health Authority Rev. (Acadia University), 5.25%, 2030	1,100,000	1,125,487
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	505,000	594,244
Northampton County, PA, General Purpose Authority Rev. (Lafayette College), 5%, 2034	250,000	259,863
Northampton County, PA, General Purpose Authority Rev. (Lehigh University), 5.5%, 2033	500,000	535,035
Pennsylvania Higher Educational Facilities Authority Rev. (Allegheny College), 4.75%, 2031	500,000	505,785
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), NATL, 5%, 2037	630,000	635,985
Pennsylvania Higher Educational Facilities Authority Rev. (La Salle University), “A”, 5.25%, 2027	500,000	508,780
Pennsylvania Higher Educational Facilities Authority Rev. (La Salle University), “A”, 5%, 2037	500,000	474,765
Pennsylvania Higher Educational Facilities Authority Rev. (Philadelphia University), 5.5%, 2020	500,000	526,735
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Francis University Project), “JJ2”, 6.25%, 2041	500,000	524,165
Pennsylvania Higher Educational Facilities Authority Rev. (University of Pennsylvania Health System), “A”, 5%, 2024	1,945,000	2,171,962
Snyder County, PA, Higher Education Authority Rev. (Susquehanna University), 5%, 2038	1,000,000	1,008,740
Union County, PA, Higher Educational Facilities Financing Authority, University Rev. (Bucknell University), “A”, 5%, 2037	715,000	749,263
Washington County, PA, Industrial Development Authority College Rev. (Washington Jefferson College), 5.25%, 2030	1,000,000	1,045,730
Wilkes-Barre, PA, Finance Authority Rev. (The University of Scranton), 5%, 2035	1,000,000	1,015,440
Wilkes-Barre, PA, Finance Authority Rev. (Wilkes University), 5%, 2037	750,000	677,190
		$21,433,737

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Universities - Dormitories - 2.4%
Chester County, PA, Industrial Development Authority Student Housing Rev. (University Student Housing LLC Project), 5%, 2045	$1,000,000	$864,960
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 6%, 2043	1,000,000	972,870
Pennsylvania Higher Educational Facilities Authority Rev. (Indiana University Foundation), “A”, 5%, 2041	750,000	687,923
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services), 6.25%, 2043	500,000	529,290
		$3,055,043
Universities - Secondary Schools - 2.2%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 2041	$345,000	$385,962
Philadelphia, PA, Authority for Industrial Development Rev. (Discovery Charter School Project), 6.25%, 2037	500,000	498,170
Philadelphia, PA, Authority for Industrial Development Rev. (Global Leadership Academy Charter School), 6.375%, 2040	500,000	503,505
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School), 6%, 2035	665,000	684,418
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 2043	400,000	396,904
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 2043	400,000	401,336
		$2,870,295
Utilities - Investor Owned - 2.5%
Clarion County, PA, Industrial Development Authority, Water Facility Rev. (Pennsylvania American Water Co.), 5.5%, 2039	$1,000,000	$1,030,430
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 2020	415,000	482,699
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 2029 (b)	110,000	121,618
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	600,000	611,880
Pennsylvania Economic Development Financing Authority, Water Facilities Rev. (Aqua Pennsylvania, Inc.), “A”, 5%, 2039	1,000,000	1,022,320
		$3,268,947
Utilities - Municipal Owned - 1.0%
Guam Power Authority Rev., “A”, 5.5%, 2030	$315,000	$322,705
Philadelphia, PA, Gas Works Rev., 5.25%, 2040	1,000,000	988,570
		$1,311,275

Issuer	Shares/Par	Value ($)
Utilities - Other - 2.2%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	$545,000	$629,164
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 2032	815,000	803,207
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	280,000	320,365
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	420,000	465,549
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	235,000	256,646
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	255,000	275,584
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 2031	75,000	71,713
		$2,822,228
Water & Sewer Utility Revenue - 6.9%
Allegheny County, PA, Sanitation Authority Sewer Rev., AGM, 5%, 2040	$1,000,000	$1,011,940
Bucks County, PA, Water & Sewer Authority, Water System Rev., 5%, 2033	1,000,000	1,051,210
Clairton, PA, Municipal Authority Sewer Rev., “B”, 5%, 2042	1,000,000	906,220
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5%, 2033	960,000	671,990
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.125%, 2037	120,000	82,694
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,065,000	789,346
Erie, PA, Water Authority Rev., AGM, 5%, 2043	1,000,000	1,005,350
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	260,000	256,261
Harrisburg, PA, Water Authority Rev., 5.25%, 2031	1,000,000	834,120
Lancaster County, PA, Water & Sewer Authority Rev., NATL, 5%, 2014 (c)	440,000	450,432
Philadelphia, PA, Water & Wastewater Rev., “A”, 5.25%, 2032	1,000,000	1,056,610
St. Mary’s, PA, Water Authority Rev., 5.15%, 2030	750,000	783,675
		$8,899,848
Total Municipal Bonds (Identified Cost, $126,897,166)		$127,109,169

Money Market Funds - 0.6%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	832,925	$832,925
Total Investments (Identified Cost, $127,730,091)		$127,942,094

Other Assets, Less Liabilities - 1.0%		1,238,435
Net Assets - 100.0%		$129,180,529

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/13 (unaudited)

MFS SOUTH CAROLINA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 96.8%

Issuer	Shares/Par	Value ($)
Airport Revenue - 3.2%
Charleston County, SC, Airport District Rev., “A”, 5.25%, 2021	$2,000,000	$2,255,760
Horry County, SC, Airport Rev. (Myrtle Beach International Airport), “A”, 5%, 2040	2,250,000	2,253,645
Richland Lexington, SC, Airport Rev. (Columbia Airport), AGM, 5.125%, 2025	1,500,000	1,540,995
		$6,050,400
General Obligations - General Purpose - 3.5%
Aiken County, SC, County Administration Building Project, 5%, 2025	$910,000	$1,060,563
Charleston County, SC, Capital Improvement Rev., 5%, 2019	455,000	541,637
Clinton, SC, Laurens County School District, ASSD GTY, 6.125%, 2033	1,000,000	1,149,060
Guam Government, “A”, 5.25%, 2037	280,000	258,751
Guam Government, “A”, 7%, 2039	50,000	53,022
South Carolina, State Highway, “A”, 5%, 2018	3,000,000	3,501,870
		$6,564,903
General Obligations - Schools - 7.0%
Chesterfield County, SC, School District, 5%, 2025	$3,000,000	$3,416,730
Orangeburg County, SC, Consolidated School District, 4%, 2019	1,315,000	1,466,435
Richland County, SC, School District No. 1, “A”, 5%, 2025	2,000,000	2,269,240
Richland County, SC, School District No. 1, “A”, 5%, 2029	3,000,000	3,302,010
York County, SC, Fort Mill School District, “A”, 3%, 2032	1,315,000	1,058,720
York County, SC, School District, 5%, 2014 (c)	1,570,000	1,600,945
		$13,114,080
Healthcare Revenue - Hospitals - 17.7%
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	$400,000	$400,752
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	925,000	967,208
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, AGM, 5.25%, 2034	1,050,000	1,070,465
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, 5%, 2037	3,000,000	3,044,520
Greenville, SC, Hospital Systems, Hospital Facilities Rev., 6%, 2020	3,400,000	3,881,746
Greenwood County, SC, Hospital Rev. (Self Regional Healthcare), 5.375%, 2039	1,000,000	1,026,500
Greenwood County, SC, Hospital Rev. (Self Regional Healthcare), “B”, 5%, 2031	1,950,000	2,020,980

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Illinois Finance Authority Rev. (Edward Hospital), “A”, AMBAC, 5.5%, 2040	$1,055,000	$1,094,320
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 2028	550,000	596,173
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	155,000	170,271
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	480,000	519,638
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	155,000	164,238
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 2041	605,000	633,683
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5.75%, 2025	465,000	505,627
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	605,000	632,425
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	865,000	910,162
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5.5%, 2014 (c)	250,000	257,648
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5.5%, 2014 (c)	250,000	257,648
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 2032	1,500,000	1,515,915
Lexington County, SC, Health Services District, Inc., Hospital Rev., Refunding & Improvement, 5.5%, 2013 (c)	1,000,000	1,004,130
Lexington County, SC, Health Services District, Inc., Hospital Rev., Refunding & Improvement, 5%, 2026	500,000	540,300
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	465,000	465,381
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), 5.5%, 2042	315,000	311,371
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	400,000	424,108
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	445,000	459,498
Richmond, IN, Hospital Authority Rev. (Reid Hospital), “A”, 6.5%, 2029	585,000	627,214
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	915,000	1,098,988

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Anmed Health), “B”, ASSD GTY, 5.5%, 2038	$1,500,000	$1,571,700
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Tuomey Health), CIFG, 5%, 2030	375,000	322,808
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Conway Hospital, Inc.), 5%, 2037	1,250,000	1,232,800
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Palmetto Health), 5.75%, 2039	275,000	291,852
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Palmetto Health), “A”, 5.25%, 2030	1,000,000	992,200
Spartanburg County, SC, Regional Health Services District, “A”, 5%, 2037	2,000,000	1,997,220
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	105,000	116,552
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	255,000	278,307
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	945,000	1,035,021
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	640,000	633,376
		$33,072,745
Healthcare Revenue - Long Term Care - 1.0%
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2047	$356,475	$218,501
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 2047	152,775	2,565
South Carolina Jobs & Economic Development Authority, Health & Facilities Rev., First Mortgage (Wesley Commons), 5.125%, 2026	400,000	369,064
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5%, 2043	750,000	632,205
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 2048	250,000	211,580
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home), “A”, 6.375%, 2032	400,000	404,804
		$1,838,719
Industrial Revenue - Chemicals - 0.5%
York County, SC, Industrial Rev. (Hoechst Celanese), 5.7%, 2024	$1,000,000	$982,420

Issuer	Shares/Par	Value ($)
Industrial Revenue - Other - 0.7%
Calhoun County, SC, Solid Waste Disposal Facilities Rev. (Carolina Eastman Co.), ETM, 6.75%, 2017 (c)	$1,000,000	$1,200,020

Industrial Revenue - Paper - 0.5%
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 6.1%, 2023	$1,000,000	$1,012,220

Miscellaneous Revenue - Other - 1.0%
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention), “B”, NATL, 5.125%, 2018	$570,000	$570,559
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention), “B”, NATL, 5.125%, 2019	595,000	595,482
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention), “B”, NATL, 5.125%, 2020	630,000	630,365
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 2040	45,000	47,682
		$1,844,088
Multi-Family Housing Revenue - 1.2%
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5%, 2038	$1,000,000	$1,004,570
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5.1%, 2041	1,210,000	1,211,004
		$2,215,574
Port Revenue - 0.1%
South Carolina Ports Authority, Ports Rev., 5.25%, 2040	$250,000	$257,268

Sales & Excise Tax Revenue - 3.7%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	$725,000	$730,133
Guam Government Business Privilege Tax Rev., “C”, 5%, 2017	200,000	225,620
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	735,000	632,004
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.75%, 2037	745,000	616,108
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	960,000	753,859
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 6%, 2042	20,000	16,337
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A-1”, 5%, 2043	1,280,000	930,112
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	85,000	73,369
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 2040	1,090,000	921,192
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2040	845,000	741,606

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Sales & Excise Tax Revenue - continued
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	$1,140,000	$867,643
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 2034	1,840,000	388,369
		$6,896,352
Single Family Housing - State - 2.4%
California Housing Finance Agency Rev. (Home Mortgage), “I”, 4.7%, 2026	$830,000	$791,397
South Carolina Housing, Finance & Development Authority Mortgage Rev., “A-2”, AGM, 5.2%, 2035	575,000	569,842
South Carolina Housing, Finance & Development Authority Rev., 5.55%, 2038	845,000	850,307
South Carolina Housing, Finance & Development Authority Rev., “A-2”, AMBAC, 5.15%, 2037	890,000	907,916
South Carolina Housing, Finance & Development Authority Rev., “C-2”, AGM, 4.6%, 2032	1,325,000	1,303,654
		$4,423,116
Solid Waste Revenue - 0.6%
Three Rivers, SC, Solid Waste Authority Rev., 5%, 2028	$1,000,000	$1,065,830

State & Local Agencies - 5.2%
Charleston, SC, Educational Excellence Finance Corp. Rev. (Charleston County School District Project), 5%, 2031	$3,720,000	$3,847,112
Charleston, SC, Educational Excellence Finance Corp. Rev. (Charleston County School District Project), “B”, 5%, 2030	2,000,000	2,139,660
Greenville County, SC, School District Installment Purchase Rev., 5%, 2027	500,000	527,140
Greenville County, SC, School District Installment Purchase Rev., AGM, 5%, 2028	680,000	714,190
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	290,000	319,771
North Charleston, SC, Public Facilities Corp., Installment Purchase Rev., 5%, 2035	2,000,000	2,110,600
		$9,658,473
Tax - Other - 2.8%
Greenville County, SC, Hospitality Tax Rev., AGM, 5%, 2022	$1,025,000	$1,159,470
Greenville County, SC, Tourism Public Facilities Corp., Hospitality Tax, 4.75%, 2029	750,000	778,845
Greenville County, SC, Tourism Public Facilities Corp., Hospitality Tax, 4.75%, 2030	500,000	517,500
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	180,000	188,284
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	60,000	61,899
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	160,000	172,206

Issuer	Shares/Par	Value ($)
Tax - Other - continued
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	$180,000	$183,211
Virgin Islands Public Finance Authority Rev., “A”, 5%, 2032	2,100,000	2,092,335
		$5,153,750
Tax Assessment - 0.2%
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	$425,000	$380,430

Tobacco - 1.6%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	$930,000	$711,989
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-2”, 5.3%, 2037	840,000	629,958
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	850,000	905,148
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 2034	235,000	171,550
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	845,000	603,017
		$3,021,662
Toll Roads - 0.9%
Triborough Bridge & Tunnel Authority Rev., NY, Capital Appreciation, (MTA Bridges and Tunnels), “A”, 0%, 2031	$1,510,000	$664,642
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.25%, 2032	200,000	186,844
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 2037	335,000	336,092
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 2042	535,000	498,759
		$1,686,337
Transportation - Special Tax - 3.0%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 2026	$735,000	$652,423
South Carolina Transportation Infrastructure Rev., “A”, AMBAC, 5%, 2014 (c)	1,645,000	1,723,072
South Carolina Transportation Infrastructure Rev., “A”, 5%, 2023	2,825,000	3,202,477
		$5,577,972
Universities - Colleges - 7.3%
College of Charleston, SC, Academic & Administrative Facilities Rev., “B”, 5%, 2022	$1,205,000	$1,386,485
College of Charleston, SC, Academic & Administrative Facilities Rev., “B”, SYNCORA, 5%, 2014 (c)	800,000	819,168

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
Educational Facilities Authority Private Non-Profit Institutions of Higher Learning (Wofford College), “A”, 5%, 2036	$1,000,000	$1,010,850
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	1,055,000	1,120,399
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 2041	200,000	208,630
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 2032	75,000	58,587
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 2042	125,000	91,978
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 2031	55,000	39,332
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 2042	30,000	20,760
South Carolina Educational Facilities Authority (Wofford College), 5.25%, 2032	1,000,000	1,019,790
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 2035	1,000,000	1,051,400
University of South Carolina, Athletic Facilities Rev., “A”, 5.5%, 2038	1,000,000	1,069,480
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 2040	2,000,000	2,038,060
University of South Carolina, Higher Education Rev., “A”, 5%, 2035	2,555,000	2,693,813
University of South Carolina, Higher Education Rev., “A”, 5%, 2039	1,000,000	1,019,070
		$13,647,802
Universities - Secondary Schools - 0.2%
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 4.875%, 2032	$90,000	$80,343
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 2042	220,000	191,182
		$271,525
Utilities - Investor Owned - 2.2%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 2020	$800,000	$930,504
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 2029 (b)	150,000	165,843
South Carolina Jobs-Economic Development Authority Industrial Rev. (Electric & Gas Co. Project), 4%, 2028	2,925,000	2,912,247
		$4,008,594

Issuer	Shares/Par	Value ($)
Utilities - Municipal Owned - 9.5%
Easley, SC, Utility Rev., AGM, 5.25%, 2031	$2,500,000	$2,625,250
Easley, SC, Utility Rev., ASSD GTY, 5%, 2034	2,325,000	2,442,947
Greenwood, SC, Combined Public Utility, Refunding & Improvement Systems, NATL, 5%, 2021	175,000	175,705
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 2021	2,700,000	3,316,761
Piedmont, SC, Municipal Power Agency, “C”, AGM, 5%, 2030	1,000,000	1,063,230
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 2027	530,000	399,530
South Carolina Public Service Authority Rev. (Santee Cooper), “B”, 5%, 2033	1,000,000	1,034,030
South Carolina Public Service Authority Rev. (Santee Cooper), “E”, 5%, 2040	2,000,000	2,027,680
South Carolina Public Service Authority Rev., “A”, Y, 5%, 2014 (c)	740,000	748,769
South Carolina Public Service Authority Rev., “A”, N, 5%, 2034	1,260,000	1,261,348
South Carolina Public Service Authority Rev., “A”, 5.5%, 2038	2,500,000	2,659,850
		$17,755,100
Utilities - Other - 1.3%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	$685,000	$790,785
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 2028	130,000	142,440
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	270,000	293,830
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	290,000	316,712
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	570,000	602,330
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	330,000	356,638
		$2,502,735
Water & Sewer Utility Revenue - 19.5%
Charleston, SC, Waterworks & Sewer Rev., 5%, 2024	$2,995,000	$3,460,273
Charleston, SC, Waterworks & Sewer Rev., 5%, 2033	3,000,000	3,248,160
Charleston, SC, Waterworks & Sewer Rev., Capital Improvement, 5%, 2035	1,000,000	1,057,140
Columbia, SC, Waterworks & Sewer Systems Rev., AGM, 5%, 2015 (c)	1,020,000	1,083,760
Columbia, SC, Waterworks & Sewer Systems Rev., 5%, 2030	1,000,000	1,096,150
Columbia, SC, Waterworks & Sewer Systems Rev., “A”, 5%, 2025	580,000	655,371
Columbia, SC, Waterworks & Sewer Systems Rev., “A”, 5%, 2036	3,000,000	3,173,130
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.125%, 2037	165,000	113,705
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,095,000	1,552,751

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
Dorchester County, SC, Waterworks & Sewer Systems Rev., ASSD GTY, 5%, 2029	$1,000,000	$1,050,660
Grand Strand, SC, Waterworks & Sewer Systems Rev., “A”, 5%, 2041	3,000,000	3,107,910
Greenville, SC, Renewable Water Resource Sewer Systems Rev., “A”, 5%, 2024	1,000,000	1,127,030
Greenwood, SC, Sewer Systems Rev., AGM, 5%, 2030	1,000,000	1,077,690
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	315,000	310,470
Laurens County, SC, Water & Sewer Commission, Waterworks District (Rabon Creek), “A”, 5%, 2032	1,405,000	1,466,651
Lexington, SC, Waterworks & Sewer Systems Rev., ASSD GTY, 5%, 2039	2,000,000	2,160,760
Myrtle Beach, SC, Water & Sewer Authority Rev., AGM, 4.5%, 2028	1,770,000	1,835,844
Rock Hill, SC, Utility Systems Rev., Refunding & Improvement, “B”, N, 4%, 2042	750,000	635,138
Spartanburg, SC, Sanitary Sewer District Convertible Rev., “B”, 5%, 2033	1,000,000	1,040,310

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
Spartanburg, SC, Sanitary Sewer District Convertible Rev., “B”, 4%, 2038	$1,000,000	$867,310
Spartanburg, SC, Water & Sewer Authority Rev., “B”, NATL, 5.25%, 2014 (c)	1,250,000	1,276,188
Spartanburg, SC, Waterworks Rev., ASSD GTY, 5%, 2039	2,000,000	2,035,360
Spartanburg, SC, Waterworks Rev., “A”, AGM, 5%, 2017	2,040,000	2,331,802
Sumter, SC, Waterworks & Sewer Systems Rev., SYNCORA, 5%, 2025	540,000	585,673
		$36,349,236
Total Municipal Bonds (Identified Cost, $180,928,067)		$180,551,351

Money Market Funds - 1.0%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	1,940,177	$1,940,177
Total Investments (Identified Cost, $182,868,244)		$182,491,528

Other Assets, Less Liabilities - 2.2%		4,097,341
Net Assets - 100.0%		$186,588,869

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/13 (unaudited)

MFS TENNESSEE MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.7%

Issuer	Shares/Par	Value ($)
Airport Revenue - 1.9%
Memphis-Shelby County, TN, Airport Authority Facilities Rev., “A”, ASSD GTY, 5%, 2039	$1,000,000	$1,069,520
Memphis-Shelby County, TN, Airport Authority Facilities Rev., “D”, 5%, 2025	1,000,000	1,100,220
		$2,169,740
General Obligations - General Purpose - 18.2%
Chattanooga, TN, “B”, 4%, 2026	$1,270,000	$1,356,881
Guam Government, “A”, 5.25%, 2037	215,000	198,684
Johnson City, TN, 5%, 2031	1,000,000	1,073,200
Metropolitan Government of Nashville & Davidson County, TN, 5%, 2018 (c)	2,000,000	2,316,240
Metropolitan Government of Nashville & Davidson County, TN, 5%, 2021	2,000,000	2,340,960
Montgomery County, TN, 4%, 2025	600,000	643,302
Pigeon Forge, TN, Industrial Development Board, Public Facilities, 5%, 2034	1,000,000	1,069,460
Shelby County, TN, “A”, 4.75%, 2018	200,000	229,208
Shelby County, TN, “A”, 5%, 2028	2,000,000	2,219,960
State of Tennessee, “A”, 5%, 2022	1,500,000	1,804,575
State of Tennessee, “A”, 5%, 2029	1,500,000	1,698,165
State of Tennessee, “C”, 5%, 2016	500,000	556,870
Sumner County, TN, 5%, 2020	1,175,000	1,386,559
Sumner County, TN, 5%, 2021	1,300,000	1,540,201
Williamson County, TN, “A”, 4%, 2022	780,000	887,890
Williamson County, TN, School District, “A”, 4%, 2019	1,015,000	1,155,456
		$20,477,611
General Obligations - Schools - 0.8%
Williamson County, TN, School District, 5%, 2026	$740,000	$925,733

Healthcare Revenue - Hospitals - 18.6%
Brazoria County, TX, Health Facilities Development Corp., Hospital Rev. (Brazosport Regional Health System), 5.25%, 2032	$280,000	$264,653
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “D”, 6.25%, 2033	1,000,000	1,135,300
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	295,000	295,555
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	680,000	711,028
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	125,000	137,315
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	405,000	438,445
Jackson, TN, Hospital Rev. (Jackson-Madison Project), 5.625%, 2038	1,000,000	1,044,900

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Johnson City, TN, Health & Education Financing Authority Rev. (Johnson City Medical Center Hospital), ETM, NATL, 5%, 2018 (c)	$195,000	$195,472
Johnson City, TN, Health & Educational Facilities Board, Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2031	400,000	402,896
Johnson City, TN, Health & Educational Facilities Board, Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2036	600,000	602,064
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	790,000	825,811
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	265,000	278,836
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), Capital Appreciation, “A”, 0%, 2036	2,000,000	606,060
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), Capital Appreciation, “A”, AGM, 0%, 2041	900,000	193,104
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Fort Sanders), NATL, 5.75%, 2014	3,250,000	3,290,138
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (University Health Systems, Inc.), 5.25%, 2036	1,000,000	978,050
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	675,000	675,553
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), 5.5%, 2042	190,000	187,811
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 2030	85,000	92,993
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	510,000	540,738
Rutherford County, TN, Health & Educational Facilities Board Rev. (Ascencion Health Senior Credit Group), “C”, 5%, 2047	1,000,000	1,003,250
Rutherford County, TN, Health & Educational Facilities Board Rev. (Ascension Health Senior Credit Group), “C”, 5%, 2040	1,500,000	1,514,070
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), “B”, AGM, 5.25%, 2027	1,500,000	1,566,450

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (St. Jude Children’s Research Hospital), 5%, 2031	$500,000	$526,270
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (St. Jude Children’s Research Hospital), 5%, 2036	1,250,000	1,308,937
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 2039	170,000	188,856
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2046 (a)(d)	1,000,000	2,490
Wisconsin Health & Educational Facilities Authority Rev. (Mercy Alliance), 5%, 2039	580,000	568,458
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	785,000	859,779
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	535,000	529,463
		$20,964,745
Healthcare Revenue - Long Term Care - 2.2%
Blount County, TN, Health & Educational Facilities Board Rev. (Asbury, Inc.), “A”, 5.125%, 2023	$465,000	$464,823
Johnson City, TN, Health & Educational Facilities Board Rev. (Appalachian Christian Village Project), “A”, 5%, 2043	1,000,000	895,480
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board Rev. (The Blakeford at Green Hills), 5%, 2037	1,000,000	871,910
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2013 (c)	250,000	252,757
		$2,484,970
Industrial Revenue - Other - 0.2%
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035	$255,000	$270,841

Miscellaneous Revenue - Entertainment & Tourism - 2.4%
Memphis-Shelby County, TN, Sports Authority, Inc. Rev., “B”, 5.375%, 2029	$2,500,000	$2,678,200

Miscellaneous Revenue - Other - 2.2%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Jackson Lab), 5.75%, 2015 (c)	$1,000,000	$1,113,890
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017	435,000	436,066
Metropolitan Nashville Airport Authority, Special Facilities Rev. (Aero Nashville LLC Project), 5.2%, 2026	920,000	961,014
		$2,510,970

Issuer	Shares/Par	Value ($)
Multi-Family Housing Revenue - 0.9%
Knoxville, TN, Community Development Corp., 5%, 2024	$1,000,000	$1,014,870

Sales & Excise Tax Revenue - 3.5%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 2030	$480,000	$503,774
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 2036	300,000	305,805
Guam Government Business Privilege Tax Rev., “C”, 5%, 2017	120,000	135,372
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	525,000	451,432
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.75%, 2037	445,000	368,011
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	590,000	463,309
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 6%, 2042	10,000	8,168
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 2040	160,000	135,221
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	1,430,000	1,088,359
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 2056	7,755,000	447,929
		$3,907,380
Single Family Housing - State - 5.7%
Tennessee Housing Development Agency Rev., Homeownership Program, 5%, 2026	$1,095,000	$1,099,993
Tennessee Housing Development Agency Rev., Homeownership Program, 5%, 2029	815,000	833,223
Tennessee Housing Development Agency Rev., Homeownership Program, 5.45%, 2038	700,000	716,366
Tennessee Housing Development Agency Rev., Homeownership Program, “2”, 4.55%, 2024	1,375,000	1,400,217
Tennessee Housing Development Agency Rev., Homeownership Program, “2-C”, 3.1%, 2028	650,000	576,621
Tennessee Housing Development Agency Rev., Homeownership Program, “2-C”, 3.3%, 2031	985,000	869,883
Tennessee Housing Development Agency, Residential Financing Program Rev., “1-B”, 3.6%, 2031	965,000	870,034
		$6,366,337
State & Agency - Other - 0.9%
Hardeman County, TN, Industrial Development Board Rev., “B”, ASSD GTY, 5%, 2040	$1,000,000	$1,021,600

State & Local Agencies - 6.3%
Chattanooga, TN, Industrial Development Board, Lease Rental Rev. (Southside Redevelopment Corp.), 5%, 2020	$700,000	$814,100
Chattanooga, TN, Industrial Development Board, Lease Rental Rev. (Southside Redevelopment Corp.), 5%, 2024	1,000,000	1,126,010

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
State & Local Agencies - continued
Tennessee School Bond Authority, “A”, 4%, 2042	$1,000,000	$882,580
Tennessee School Bond Authority, “B”, 5.125%, 2033	2,000,000	2,146,820
Tennessee School Bond Authority, “C”, AGM, 5%, 2032	2,000,000	2,106,900
		$7,076,410
Tax - Other - 0.7%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$150,000	$156,903
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	50,000	51,582
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	625,000	620,244
		$828,729
Tobacco - 1.4%
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	$200,000	$212,976
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 2023	260,000	245,354
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 2034	190,000	138,700
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	410,000	292,588
Tobacco Settlement Financing Corp., 5%, 2031	750,000	680,437
		$1,570,055
Toll Roads - 0.5%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.25%, 2032	$120,000	$112,106
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 2037	200,000	200,652
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 2042	320,000	298,323
		$611,081
Transportation - Special Tax - 0.5%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 2028	$600,000	$553,734

Universities - Colleges - 7.5%
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.625%, 2039	$500,000	$526,310
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 2040	250,000	254,185
Franklin County, TN, Health & Educational Facilities Board Rev. (University of the South), 4%, 2023	1,000,000	1,054,070

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
Franklin County, TN, Health & Educational Facilities Board Rev. (University of the South), 3%, 2026	$1,000,000	$867,840
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	835,000	886,762
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board, 5%, 2034	2,500,000	2,648,475
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board (Belmont University), 5%, 2029	515,000	517,359
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board (Belmont University), 5%, 2030	600,000	600,768
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board (Vanderbilt University), “D”, 5%, 2030	850,000	937,992
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 2041	120,000	125,178
		$8,418,939
Universities - Dormitories - 1.0%
Shelby County, TN, Health Educational & Housing Facilities Board Rev. (Rhodes College), 5.5%, 2040	$1,000,000	$1,099,200

Universities - Secondary Schools - 0.2%
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 4.875%, 2032	$55,000	$49,099
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 2042	130,000	112,971
		$162,070
Utilities - Municipal Owned - 8.1%
Chattanooga, TN, Electric Rev., “A”, 5%, 2033	$3,000,000	$3,148,560
Citizens Gas Utility District, TN, Gas Rev., 5%, 2035	1,000,000	1,016,990
Clarksville, TN, Electric System Rev., “A”, 5%, 2034	1,250,000	1,295,737
Guam Power Authority Rev., “A”, 5.5%, 2030	300,000	307,338
Johnson City, TN, Electric Rev., AGM, 5%, 2029	1,000,000	1,095,240
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	195,000	217,827
Metropolitan Government of Nashville & Davidson County, TN, Electric Rev., “A”, AMBAC, 5%, 2029	1,000,000	1,029,560
Metropolitan Government of Nashville & Davidson County, TN, Electric Rev., “A”, 5%, 2036	1,000,000	1,052,310
		$9,163,562

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Utilities - Other - 1.5%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	$225,000	$244,858
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	115,000	125,593
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	85,000	91,671
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	1,200,000	1,268,064
		$1,730,186
Water & Sewer Utility Revenue - 12.5%
Clarksville, TN, Water, Sewer & Gas Rev., 5%, 2029	$1,000,000	$1,075,550
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.125%, 2037	100,000	68,912
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,060,000	785,640
Harpeth Valley, TN, Utilities District, Davidson & Williamson Counties Rev., FGIC, 5.25%, 2037	1,000,000	1,074,390
Jackson, MI, Mississippi Development Bank Special Obligation (MI Water and Sewer System Rev. Bond Project), AGM, 6.875%, 2040	65,000	78,896
Knoxville, TN, Electrical System Rev., “BB”, 3%, 2042	1,475,000	1,080,039

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
Knoxville, TN, Waste Water System Rev., “A”, NATL, 5%, 2015 (c)	$2,620,000	$2,804,291
Knoxville, TN, Waste Water System Rev., “B”, 5%, 2021	1,150,000	1,368,730
Memphis, TN, Sanitary Sewerage Systems Rev., 5%, 2021	865,000	988,660
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Rev., “A”, AGM, 5.25%, 2022	1,365,000	1,656,646
Rutherford County, TN, Consolidated Utility District Waterworks Rev., NATL, 5%, 2014 (c)	770,000	797,628
South Blount County, TN, Utility District Waterworks Rev., AGM, 5%, 2033	2,140,000	2,268,914
		$14,048,296
Total Municipal Bonds (Identified Cost, $109,178,410)		$110,055,259

Money Market Funds - 1.7%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	1,948,850	$1,948,850
Total Investments (Identified Cost, $111,127,260)		$112,004,109

Other Assets, Less Liabilities - 0.6%		637,521
Net Assets - 100.0%		$112,641,630

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/13 (unaudited)

MFS VIRGINIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 98.1%

Issuer	Shares/Par	Value ($)
Airport Revenue - 3.5%
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 2035	$855,000	$884,962
Metropolitan Washington, DC, Airport Authority Rev., 5.375%, 2028	1,500,000	1,602,330
Metropolitan Washington, DC, Airport Authority Rev., “A”, AGM, 5%, 2032	1,455,000	1,480,870
Metropolitan Washington, DC, Airport Authority Rev., “A”, NATL, 5%, 2035	3,000,000	3,016,950
Norfolk, VA, Airport Authority Rev., AGM, 5%, 2023	2,000,000	2,183,420
Norfolk, VA, Airport Authority Rev., AGM, 5%, 2024	1,000,000	1,079,800
Virginia Resources Authority, Airport Rev., “B”, 5.125%, 2027	720,000	720,691
		$10,969,023
General Obligations - General Purpose - 9.9%
Chesapeake, VA, “B”, 5%, 2023	$1,930,000	$2,228,069
Guam Government, “A”, 6.75%, 2029	925,000	978,400
Guam Government, “A”, 5.25%, 2037	540,000	499,019
Guam Government, “A”, 7%, 2039	110,000	116,648
Isle Wight County, VA, “A”, 4%, 2020	1,045,000	1,160,932
Loudoun County, VA, “B”, 5%, 2018	5,500,000	6,473,060
Loundown County, VA, Public Improvement, “A”, 5%, 2022	3,000,000	3,629,730
Lynchburg, VA, Public Improvement, 5%, 2023	1,000,000	1,141,820
Richmond, VA, Public Improvement, “B”, 5%, 2020	1,685,000	1,993,557
Stafford County & Staunton, VA, Industrial Development Authority Rev., 5%, 2014 (c)	590,000	613,057
Stafford County & Staunton, VA, Industrial Development Authority Rev., 5%, 2034	2,470,000	2,489,562
Suffolk, VA, General Obligation, 5%, 2021	3,330,000	3,970,859
Suffolk, VA, General Obligation, 5%, 2022	2,480,000	2,966,799
Virginia Beach, VA, Public Improvement, “B”, 5%, 2022	2,000,000	2,388,960
		$30,650,472
General Obligations - Schools - 1.0%
Norfolk, VA, Capital Improvement, “C”, 5%, 2042	$2,825,000	$2,946,871

Healthcare Revenue - Hospitals - 16.8%
Arlington County, VA, Industrial Development Authority, Hospital Facility Rev. (Virginia Hospital Center Arlington Health Systems), 5%, 2031	$2,000,000	$2,019,220
Brazoria County, TX, Health Facilities Development Corp., Hospital Rev. (Brazosport Regional Health System), 5.25%, 2032	830,000	784,508
Charlotte County, VA, Industrial Development Authority Rev. (Halifax Hospital), 5%, 2037	1,000,000	1,004,540

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health Systems), 4%, 2042	$3,000,000	$2,557,740
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health Systems), “A”, 5.5%, 2014 (c)	1,000,000	1,032,640
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health Systems), “A”, 5.5%, 2035	1,500,000	1,627,020
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health Systems), “C”, 5%, 2025	500,000	543,235
Fauquier County, VA, Industrial Development Authority, Hospital Rev., 5.25%, 2037	2,000,000	2,051,340
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Medicorp Health System), 5.25%, 2019	1,125,000	1,230,131
Fredericksburg, VA, Industrial Development Rev. (Medicorp Health Systems), “B”, 5.125%, 2033	750,000	746,715
Henrico County, VA, Economic Development Authority Rev. (Bon Secours Health Systems, Inc.), “B-2”, AGM, 5.25%, 2042	1,750,000	1,795,658
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), NATL, 6.25%, 2020	1,500,000	1,684,665
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	970,000	1,050,103
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	375,000	397,350
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 2041	1,110,000	1,162,625
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	1,635,000	1,636,341
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), 5.5%, 2042	550,000	543,664
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	200,000	215,224
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	635,000	673,271
Ohio Higher Educational Facility Commission (University Hospital Health System), “A”, 6.75%, 2015 (c)	1,315,000	1,423,908
Prince William County, VA, Industrial Development Authority, Health Care Facilities Rev. (Prince William Hospital), “B”, 5%, 2046	2,000,000	1,999,920
Roanoke, VA, Economic Development Authority, Hospital Rev. (Carilion Medical Center), 5%, 2033	2,385,000	2,447,964

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Roanoke, VA, Industrial Development Authority, Hospital Rev. (Carilion Health Systems), “B”, 5%, 2020 (c)	$45,000	$53,790
Roanoke, VA, Industrial Development Authority, Hospital Rev. (Carilion Health Systems), “B”, N, 5%, 2038	2,955,000	2,995,277
Roanoke, VA, Industrial Development Authority, Hospital Rev. (Roanoke Memorial Hospital), “B”, ETM, NATL, 6.125%, 2017 (c)	3,000,000	3,306,720
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	1,805,000	2,167,949
Virginia Small Business Financing Authority, Healthcare Facility Rev. (Sentra Healthcare), 5%, 2040	4,000,000	4,064,800
Virginia Small Business Financing Authority, Hospital Rev. (Wellmont Health Project), ‘‘A’’, 5.25%, 2037	2,000,000	1,873,280
Washington County, VA, Industrial Development Authority, Hospital Facilities Rev. (Mountain States Health Alliance), “C”, 7.5%, 2029	1,400,000	1,582,966
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	220,000	244,204
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	530,000	578,442
Winchester, VA, Industrial Development Authority, Hospital Rev. (Valley Health Systems), “E”, 5.75%, 2039	3,000,000	3,086,880
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	1,880,000	2,059,089
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	1,280,000	1,266,752
		$51,907,931
Healthcare Revenue - Long Term Care - 1.9%
Albemarle County, VA, Economic Development Authority, Residential Care Facilities Rev. (Westminster-Canterbury Blue Ridge), “A”, 5%, 2042	$1,000,000	$863,410
Chesterfield County, VA, Health Center Commission Residential Care Facility, 6.25%, 2038	750,000	525,848
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Virginia United Methodist Homes, Inc.), 5%, 2024	395,000	388,885
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Virginia United Methodist Homes, Inc.), 5%, 2025	385,000	375,675
James City County, VA, Economic Development Authority, Residential Care Facilities Rev. (Virginia United Methodist Homes of Williamsburg), “A”, 6%, 2043	620,800	508,355

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Long Term Care - continued
James City County, VA, Economic Development Authority, Residential Care Facilities Rev. (Virginia United Methodist Homes of Williamsburg), “A”, 2%, 2048 (a)	$200,800	$5,317
Lexington, VA, Industrial Development Authority Residential Care Facilities (Kendal at Lexington), “A”, 5.5%, 2037	1,000,000	952,080
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	1,240,000	1,196,364
Suffolk, VA, Industrial Development Authority, Retirement Facilities Rev. (Lake Prince Center, Inc.), 5.3%, 2031	750,000	716,565
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	175,000	192,035
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	265,000	287,848
		$6,012,382
Industrial Revenue - Environmental Services - 0.6%
Henrico County, VA, Industrial Development Authority Rev. (Browning Ferris, Inc.), 5.45%, 2014	$1,750,000	$1,763,125

Industrial Revenue - Other - 1.0%
Loudoun County, VA, Industrial Development Authority Rev. (Dulles Airport Marriott Hotel), 7.125%, 2015	$2,000,000	$2,005,000
Peninsula Ports Authority, VA, Coal Terminal Rev. (Dominion Terminal Associates), 6%, 2033	1,000,000	1,003,750
		$3,008,750
Industrial Revenue - Paper - 0.0%
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019 (a)(d)	$1,683,272	$168

Miscellaneous Revenue - Other - 0.0%
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 2040	$80,000	$84,768

Multi-Family Housing Revenue - 5.3%
Arlington County, VA, Industrial Development Authority Rev. (Colonial Village), FNMA, 5.15%, 2031	$2,840,000	$2,841,505
Virginia Housing Development Authority Rev., “C”, 5.625%, 2038	1,355,000	1,367,290
Virginia Housing Development Authority Rev., “D”, 4.6%, 2033	1,000,000	1,000,780
Virginia Housing Development Authority Rev., Rental Housing, “B”, 5.5%, 2030	1,450,000	1,556,097
Virginia Housing Development Authority Rev., Rental Housing, “B”, 5%, 2045	3,050,000	3,080,378

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Multi-Family Housing Revenue - continued
Virginia Housing Development Authority Rev., Rental Housing, “E”, 4.8%, 2039	$3,000,000	$3,007,170
Virginia Housing Development Authority Rev., Rental Housing, “F”, 4.8%, 2037	1,330,000	1,341,026
Virginia Housing Development Authority Rev., Rental Housing, “F”, 5%, 2045	2,125,000	2,142,510
		$16,336,756
Parking - 0.5%
Norfolk, VA, Parking Systems Rev., NATL, 5%, 2020	$1,630,000	$1,632,673

Port Revenue - 1.3%
Virginia Port Authority Facilities Rev., FGIC, 5%, 2036	$1,000,000	$1,000,640
Virginia Port Authority Facilities Rev., 5%, 2040	3,000,000	3,084,150
		$4,084,790
Sales & Excise Tax Revenue - 2.0%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	$1,320,000	$1,329,346
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2019 (c)	40,000	48,746
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.75%, 2037	1,200,000	992,388
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	1,540,000	1,209,316
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 6%, 2042	20,000	16,337
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 2040	435,000	367,632
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	2,040,000	1,552,624
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 2034	3,795,000	801,011
		$6,317,400
Single Family Housing - State - 6.2%
California Housing Finance Agency Rev. (Home Mortgage), “I”, 4.7%, 2026	$1,370,000	$1,306,281
Virginia Housing Development Authority Commonwealth, 5.1%, 2035	2,000,000	2,049,440
Virginia Housing Development Authority Commonwealth, “A”, 5%, 2031	2,000,000	2,002,000
Virginia Housing Development Authority Commonwealth, “B”, 4.75%, 2032	2,000,000	1,994,940
Virginia Housing Development Authority Commonwealth, “C”, 4.4%, 2022	1,270,000	1,269,924
Virginia Housing Development Authority Commonwealth, “C”, 4.66%, 2027	1,285,000	1,273,641
Virginia Housing Development Authority Commonwealth, “C”, 4.625%, 2027	2,630,000	2,596,652
Virginia Housing Development Authority Commonwealth, “C”, 4.75%, 2032	1,795,000	1,788,323
Virginia Housing Development Authority Rev., Rental Housing, “F”, 5.1%, 2041	3,770,000	3,895,616

Issuer	Shares/Par	Value ($)
Single Family Housing - State - continued
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	$1,000,000	$1,030,330
		$19,207,147
State & Local Agencies - 12.5%
Caroline County, VA, Industrial Development Authority Lease Rev., AMBAC, 5.125%, 2034	$1,000,000	$1,002,270
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.925%, 2037	1,915,000	1,255,397
Dinwiddie County, VA, Industrial Development Authority Lease Rev., “B”, NATL, 5%, 2030	2,500,000	2,543,950
Fairfax County, VA, Economic Development Authority (Fairfax Public Improvement Project), 5%, 2015 (c)	1,000,000	1,060,420
Fairfax County, VA, Economic Development Authority Rev. (U.S. Route 28), NATL, 5%, 2014 (c)	1,000,000	1,023,710
Front Royal & Warren County, VA, Industrial Development Authority Lease Rev., School & Capital Improvement, “B”, AGM, 5%, 2035 (c)	2,875,000	2,943,166
King George County, VA, Industrial Development Authority Lease Rev., AGM, 5%, 2036 (c)	2,000,000	2,039,420
Manassas Park, VA, Economic Development Authority Lease Rev., “A”, 6%, 2035	1,000,000	1,007,080
Montgomery County, VA, Industrial Development Authority (Public Facilities Project), 5%, 2029	500,000	524,930
Powhatan County, VA, 5%, 2032	2,500,000	2,680,575
Stafford County, VA, Economic Development Authority Lease Rev., ASSD GTY, 5%, 2033	3,000,000	3,094,890
Virginia Beach, VA, Development Authority Facility Rev., “A”, 4%, 2030	845,000	824,441
Virginia College Building Authority, Educational Facilities Rev., 5%, 2023	2,140,000	2,543,390
Virginia College Building Authority, Educational Facilities Rev. (21st Century College & Equipment), “A”, 5%, 2029	1,500,000	1,643,550
Virginia College Building Authority, Educational Facilities Rev. (Public Higher Education Financing), “A”, 5%, 2027	3,000,000	3,312,900
Virginia College Building Authority, Educational Facilities Rev. (Public Higher Education Financing), “B”, 5%, 2020	3,000,000	3,544,200
Virginia Public Building Authority, Public Facilities Rev., “B”, 5.25%, 2028	1,000,000	1,092,860
Virginia Public Building Authority, Public Facilities Rev., “B”, 5%, 2029	1,050,000	1,147,377
Virginia Public Building Authority, Public Facilities Rev., “B-3”, 4%, 2021	1,000,000	1,114,290
Virginia Public School Authority (1997 Resolution), “A”, 5%, 2019	1,175,000	1,384,961
Virginia Public School Authority (1997 Resolution), “A”, 5%, 2030	1,000,000	1,084,030
Virginia Public School Authority, Special Obligation Montgomery County, 5%, 2030	1,670,000	1,801,880
		$38,669,687

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Tax - Other - 1.2%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$365,000	$381,797
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	120,000	123,798
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 2029	830,000	898,226
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	250,000	250,385
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	285,000	268,792
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	250,000	262,665
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	1,645,000	1,632,482
		$3,818,145
Tax Assessment - 0.2%
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 2043	$750,000	$713,348

Tobacco - 1.7%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	$175,000	$133,977
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	1,575,000	1,677,186
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 2023	740,000	698,316
Tobacco Settlement Financing Corp., 5.625%, 2015 (c)	1,000,000	1,087,810
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021	320,000	315,011
Virginia Tobacco Settlement Financing Corp., “B-1”, 5%, 2047	2,000,000	1,285,620
		$5,197,920
Toll Roads - 1.9%
Chesapeake, VA, Toll Road Rev. (Transportation System), “A”, 5%, 2047	$2,000,000	$1,785,540
Virginia Small Business Financing Authority Rev. (95 Express Lanes LLC), 5%, 2034	2,500,000	2,235,325
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.25%, 2032	340,000	317,635
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 2037	565,000	566,842
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 2042	905,000	843,695
		$5,749,037
Transportation - Special Tax - 1.8%
Commonwealth of Virginia, Transportation Board Rev., “A”, 4%, 2026	$1,000,000	$1,025,970
Virginia Port Authority, Port Fund Rev., 5%, 2032	1,200,000	1,288,584

Issuer	Shares/Par	Value ($)
Transportation - Special Tax - continued
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.25%, 2029	$1,485,000	$1,623,937
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.125%, 2032	1,365,000	1,461,110
		$5,399,601
Universities - Colleges - 7.4%
Amherst, VA, Industrial Development Authority Rev. (Educational Facilities Sweet Briar), 5%, 2026	$1,770,000	$1,792,868
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	2,130,000	2,262,039
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 2030	615,000	616,347
Prince William County, VA, Industrial Development Authority Rev. (George Mason University Foundation Prince William Life Sciences Lab), 5.5%, 2034	1,000,000	1,059,760
University of Virginia (University Rev.), 5%, 2025	3,760,000	4,337,498
Virginia College Building Authority, Educational Facilities Rev. (Regent University), 5%, 2026	2,000,000	2,045,340
Virginia College Building Authority, Educational Facilities Rev. (Richmond University), 4%, 2042	5,000,000	4,541,850
Virginia College Building Authority, Educational Facilities Rev. (Richmond University), “A”, 5%, 2021	2,115,000	2,502,024
Virginia College Building Authority, Educational Facilities Rev. (Roanoke College), 4.5%, 2037	2,180,000	2,091,405
Virginia College Building Authority, Educational Facilities Rev. (Washington & Lee University), NATL, 5.25%, 2031	1,000,000	1,149,720
Virginia Small Business Financing Authority, Educational Facilities Rev. (Roanoke College), 5.5%, 2033	500,000	520,745
		$22,919,596
Universities - Secondary Schools - 0.6%
Alexandria, VA, Industrial Development Authority, Educational Facilities Rev. (Episcopal High School), “A”, 5%, 2040	$1,900,000	$1,976,266

Utilities - Municipal Owned - 0.9%
Bristol, VA, Utility Systems Rev., ETM, AGM, 5.75%, 2016 (c)	$240,000	$273,706
Guam Power Authority Rev., “A”, 5.5%, 2030	785,000	804,201
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	470,000	525,018
Richmond, VA, Public Utility Rev., 5%, 2015 (c)	1,000,000	1,060,420
		$2,663,345

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Utilities - Other - 1.1%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	$945,000	$1,047,485
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	555,000	603,984
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	290,000	316,712
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2024	215,000	228,964
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	1,140,000	1,204,661
		$3,401,806
Water & Sewer Utility Revenue - 18.8%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5%, 2033	$1,400,000	$979,986
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	1,885,000	1,410,225
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	3,000,000	2,223,510
Fairfax County, VA, Water Authority Rev., 5%, 2028	1,000,000	1,120,320
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	620,000	611,084
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 2033	2,000,000	2,131,480
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 2038	3,750,000	3,920,138
James City, VA, Water & Sewer Rev., 5%, 2040	1,290,000	1,364,175
Norfolk, VA, Water Rev., 4.75%, 2038	4,000,000	4,110,600
Norfolk, VA, Water Rev., 4%, 2039	4,250,000	3,776,848
Richmond, VA, Public Utility Rev., “A”, 5%, 2038	2,000,000	2,115,520
Spotsylvania County, VA, Water & Sewer Rev., AGM, 5%, 2035	1,000,000	1,031,900
Upper Occoquan, VA, Sewage Authority Regional Sewage Rev., 5%, 2041	2,000,000	2,110,800
Virginia Resources Authority Rev., 5%, 2013 (c)	55,000	55,206
Virginia Resources Authority Rev., 5%, 2013 (c)	60,000	60,225
Virginia Resources Authority Rev., 5%, 2013 (c)	375,000	376,406
Virginia Resources Authority, Clean Water Rev., 4.75%, 2027	3,000,000	3,250,320
Virginia Resources Authority, Clean Water Rev., 5%, 2031	1,000,000	1,101,490
Virginia Resources Authority, Infrastructure Rev., 5%, 2013 (c)	220,000	220,834
Virginia Resources Authority, Infrastructure Rev., 5%, 2013 (c)	220,000	220,834
Virginia Resources Authority, Infrastructure Rev., 5%, 2013 (c)	305,000	306,132

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
Virginia Resources Authority, Infrastructure Rev., 5%, 2013 (c)	$60,000	$60,223
Virginia Resources Authority, Infrastructure Rev., 5%, 2013 (c)	45,000	45,171
Virginia Resources Authority, Infrastructure Rev., 5%, 2013 (c)	85,000	85,322
Virginia Resources Authority, Infrastructure Rev., 5%, 2023 (c)	2,350,000	2,358,907
Virginia Resources Authority, Infrastructure Rev. (Virginia Pooled Funding Program), “B”, 5.25%, 2033	3,000,000	3,211,950
Virginia Resources Authority, Infrastructure Rev. (Virginia Pooled Funding Program), “B”, 5%, 2040	1,400,000	1,460,074
Virginia Resources Authority, Infrastructure Rev., “A”, 5%, 2025	1,595,000	1,838,349
Virginia Resources Authority, Infrastructure Rev., “B”, 5%, 2038	2,600,000	2,779,920
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 2025 (u)	1,245,000	1,434,950
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 2027 (u)	5,755,000	6,495,841
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 2028 (u)	3,000,000	3,356,700
Virginia Resources Authority, Water & Sewer Systems Rev. (Turkahoe Creek Project), Capital Appreciation, 0%, 2033	2,245,000	856,670
Virginia Resources Authority, Water & Sewer Systems Rev. (Turkahoe Creek Project), Capital Appreciation, 0%, 2034	2,250,000	804,555
Virginia Resources Authority, Water & Sewer Systems Rev. (Turkahoe Creek Project), Capital Appreciation, 0%, 2035	1,950,000	658,749
Virginia Resources Authority, Water & Sewer Systems Rev. (Turkahoe Creek Project), Capital Appreciation, 0%, 2036	1,250,000	397,563
		$58,342,977
Total Municipal Bonds (Identified Cost, $303,235,897)		$303,773,984

Money Market Funds - 1.4%
MFS Institutional Money Market Portfolio, 0.10%, at Cost and Net Asset Value (v)	4,305,610	$4,305,610
Total Investments (Identified Cost, $307,541,507)		$308,079,594

Other Assets, Less Liabilities - 0.5%		1,600,943
Net Assets - 100.0%		$309,680,537

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/13 (unaudited)

MFS WEST VIRGINIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.1%

Issuer	Shares/Par	Value ($)
General Obligations - General Purpose - 5.5%
Guam Government, “A”, 6.75%, 2029	$35,000	$37,013
Guam Government, “A”, 5.25%, 2037	250,000	231,028
Guam Government, “A”, 7%, 2039	45,000	47,720
State of California, 5.125%, 2033	650,000	676,013
State of Illinois, 5.5%, 2033	120,000	121,252
State of Illinois, 5.5%, 2038	365,000	361,073
State of West Virginia, NATL, 5%, 2015	1,500,000	1,614,630
State of West Virginia, 4%, 2022	2,000,000	2,175,300
State of West Virginia, 4%, 2023	2,000,000	2,151,160
		$7,415,189
General Obligations - Schools - 9.0%
Hancock County, WV, Board of Education, 5%, 2019	$1,130,000	$1,297,771
Hancock County, WV, Board of Education, 4.5%, 2032	1,405,000	1,422,970
Hardy County, WV, Board of Education, 3%, 2029	570,000	475,483
Marshall County, WV, Board of Education, 5%, 2020	600,000	664,908
Monongalia County, WV, Board of Education, NATL, 5%, 2014 (c)	2,350,000	2,438,572
Monongalia County, WV, Board of Education, 5%, 2031	2,000,000	2,117,140
Putnam County, WV, Board of Education, 4%, 2020	2,500,000	2,740,425
Putnam County, WV, Board of Education, 4%, 2025	1,000,000	1,048,910
		$12,206,179
Healthcare Revenue - Hospitals - 14.1%
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	$725,000	$758,082
Illinois Finance Authority Rev. (Edward Hospital), “A”, AMBAC, 5.5%, 2040	945,000	980,220
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 2028	450,000	487,778
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	420,000	454,684
Indiana Finance Authority Rev. (Community Foundation of Northwest Indiana Obligated Group), 5%, 2041	725,000	694,724
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5.75%, 2025	340,000	369,706
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	410,000	428,585
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	290,000	305,141

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	$725,000	$725,595
Massachusetts Health & Educational Facilities Authority Rev. (Caregroup, Inc.), 5.125%, 2038	675,000	679,604
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	85,000	91,470
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	855,000	872,587
Monongalia County, WV, Building Commission Hospital Rev. (Monongalia General Hospital), 6.5%, 2041	1,100,000	1,174,921
Princeton, WV, Hospital Rev. (Princeton Community Hospital), “A”, 5%, 2027	750,000	736,208
West Virginia Hospital Finance Authority, Hospital Rev. (Camden Clark Memorial Hospital), ASSD GTY, 5.875%, 2034	1,000,000	1,065,830
West Virginia Hospital Finance Authority, Hospital Rev. (Charleston Area Medical Center), “A”, ETM, 6.5%, 2023 (c)	2,000,000	2,541,540
West Virginia Hospital Finance Authority, Hospital Rev. (Health Systems Obligations), 5.75%, 2039	1,000,000	1,015,250
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	500,000	482,085
West Virginia Hospital Finance Authority, Hospital Rev. (United Health System Obligated Group), “A”, 4%, 2018	630,000	682,290
West Virginia Hospital Finance Authority, Hospital Rev. (United Health System Obligated Group), “A”, 5%, 2019	490,000	552,617
West Virginia Hospital Finance Authority, Hospital Rev. (United Hospital Center, Inc.), “A”, AMBAC, 5%, 2022	2,500,000	2,611,200
West Virginia Hospital Finance Authority, Hospital Rev. (West Virginia United Health Systems), “E”, 5.625%, 2035	1,000,000	1,045,610
Wisconsin Health & Educational Facilities Authority Rev. (Mercy Alliance), 5%, 2039	460,000	450,846
		$19,206,573
Industrial Revenue - Other - 0.2%
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035	$310,000	$329,257

Miscellaneous Revenue - Other - 8.8%
Florida Citizens Property Insurance Corp., “A-1”, 5%, 2020	$605,000	$684,170
Indiana Finance Authority Rev., (Ohio River Bridges East End Crossing Project), “A”, 5%, 2040	140,000	125,210

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Miscellaneous Revenue - Other - continued
Indiana Finance Authority Rev., (Ohio River Bridges East End Crossing Project), “A”, 5%, 2044	$215,000	$186,854
Miami-Dade County, FL, Special Obligation, “B”, 5%, 2035	160,000	162,666
West Virginia Building Commission, Lease Rev. (WV Regional Jail), “A”, AMBAC, 5.375%, 2018	8,040,000	8,631,824
West Virginia, Higher Education Policy Commission Rev. (Community & Technology-Capital Improvement), “A”, 5%, 2039	2,200,000	2,241,602
		$12,032,326
Sales & Excise Tax Revenue - 4.3%
Colorado Regional Transportation District, Sales Tax Rev. (Fastracks Project), “A”, 5%, 2027	$545,000	$611,245
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 2036	335,000	341,482
Guam Government Business Privilege Tax Rev., “C”, 5%, 2016	110,000	121,998
Guam Government Business Privilege Tax Rev., “C”, 5%, 2017	125,000	141,013
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 2031	1,000,000	1,101,950
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	1,015,000	872,768
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	675,000	530,057
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A-1”, 5.25%, 2043	400,000	303,584
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	75,000	64,737
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 2040	805,000	680,330
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2040	555,000	487,090
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	780,000	593,650
		$5,849,904
Single Family Housing - Local - 1.3%
West Virginia Housing Development Fund, “C”, 4.7%, 2035	$635,000	$634,111
West Virginia Housing Development Fund, “C”, 4.9%, 2043	1,140,000	1,138,176
		$1,772,287
Single Family Housing - State - 0.2%
West Virginia Housing Development Fund Rev., “A”, 2.95%, 2021	$300,000	$297,012

State & Local Agencies - 8.7%
FYI Properties Lease Rev. (Washington State Project), 5.5%, 2034	$545,000	$578,082

Issuer	Shares/Par	Value ($)
State & Local Agencies - continued
Virginia Public School Authority, Special Obligation Montgomery County, 5%, 2030	$680,000	$733,700
West Virginia Building Commission, Lease Rev., “B”, AMBAC, 5.375%, 2018	1,880,000	1,929,124
West Virginia Economic Development Authority, Auto Lease Rev., 5.2%, 2033	1,000,000	1,010,980
West Virginia Economic Development Authority, Lease Rev. (Correctional Juvenile Public Safety Facilities), 5%, 2022	1,000,000	1,141,090
West Virginia Economic Development Authority, Lease Rev. (Correctional Juvenile Public Safety Facilities), “A”, NATL, 5%, 2014 (c)	1,530,000	1,578,287
West Virginia Economic Development Authority, Lease Rev. (Correctional Juvenile Public Safety Facilities), “A”, 5%, 2029	2,000,000	2,139,040
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NATL, 5.25%, 2025	645,000	648,586
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NATL, 5.25%, 2030	1,355,000	1,360,257
West Virginia Hospital Finance Authority, Hospital Rev. (Veterans Nursing Home), 5.5%, 2034	795,000	788,219
		$11,907,365
Tax - Other - 7.2%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$160,000	$167,363
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	55,000	56,741
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 2029	360,000	389,592
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	110,000	110,169
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	120,000	113,176
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	110,000	115,573
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	390,000	387,032
West Virginia Economic Development Authority, Lottery Rev., “A”, 5%, 2040	2,000,000	2,044,380
West Virginia Housing Development Fund, “A”, 3.8%, 2024	1,200,000	1,214,856
West Virginia School Building Authority Rev., “A”, FGIC, 5%, 2020	2,000,000	2,241,500
West Virginia School Building Authority, Excess Lottery Rev., 5%, 2026	1,000,000	1,075,410
West Virginia School Building Authority, Excess Lottery Rev., 5%, 2028	750,000	797,400
West Virginia School Building Authority, Excess Lottery Rev., “B”, 5%, 2030	1,000,000	1,060,360
		$9,773,552

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Tax Assessment - 0.5%
Morgantown, WV, Tax Increment Rev., Parking Garage Project, “A”, 5%, 2033	$455,000	$437,346
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	300,000	304,107
		$741,453
Tobacco - 1.1%
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	$620,000	$660,226
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 2034	190,000	138,700
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	990,000	706,494
		$1,505,420
Toll Roads - 0.8%
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 2038	$155,000	$164,068
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 2043	120,000	124,374
Triborough Bridge & Tunnel Authority Rev., NY, Capital Appreciation, “A”, 0%, 2029	580,000	288,289
Triborough Bridge & Tunnel Authority Rev., NY, Capital Appreciation, (MTA Bridges and Tunnels), “A”, 0%, 2031	1,025,000	451,164
		$1,027,895
Transportation - Special Tax - 0.4%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 2026	$560,000	$497,084

Universities - Colleges - 20.1%
District of Columbia University Rev. (Georgetown University), “A”, 4.5%, 2042	$445,000	$413,307
Fairmont State College, WV, Board of Governors Rev., “A”, 5%, 2032	4,035,000	4,201,444
Marshall University, WV, University Rev., 5%, 2030	2,000,000	2,119,360
Marshall University, WV, University Rev., 5%, 2041	1,000,000	1,026,600
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza), “A”, NATL, 5%, 2021	1,270,000	1,131,862
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 2031	110,000	90,316
Shepherd University Board of Governors, WV Rev. (Residence Facilities Projects), NATL, 5%, 2035	1,675,000	1,713,492

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
West Virginia Department of Higher Education, “B”, FGIC, 5%, 2014 (c)	$2,000,000	$2,047,420
West Virginia Higher Education Policy Commission Rev. (Higher Education Facilities), “A”, 5%, 2026	1,600,000	1,782,496
West Virginia School Building Authority Rev., “A”, NATL, 5%, 2021	1,250,000	1,394,663
West Virginia University Board of Governors University Rev., 3.375%, 2037	1,000,000	748,080
West Virginia University Rev. (West Virginia University Project), “A”, 5%, 2035	3,000,000	3,134,790
West Virginia University, University Systems Rev., “A”, NATL, 5.5%, 2020	1,700,000	2,014,041
West Virginia University, University Systems Rev., “A”, NATL, 5.25%, 2028	2,000,000	2,270,600
West Virginia, Higher Education Facilities Rev., “B”, FGIC, 5%, 2014 (c)	3,230,000	3,306,583
		$27,395,054
Utilities - Investor Owned - 0.9%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 2020	$470,000	$546,671
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 2029 (b)	340,000	375,911
Pleasants County, WV, Pollution Control Rev. (Allegheny Community), “F”, 5.25%, 2037	300,000	288,513
		$1,211,095
Utilities - Municipal Owned - 0.2%
Guam Power Authority Rev., “A”, 5.5%, 2030	$325,000	$332,950

Utilities - Other - 2.1%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	$615,000	$709,974
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 2032	810,000	798,279
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	480,000	532,056
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	245,000	266,624
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	125,000	136,514
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	290,000	313,409
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 2031	70,000	66,932
		$2,823,788
Water & Sewer Utility Revenue -11.7%
Berkeley County, WV, Public Service Sewer District, “A”, 5%, 2047	$1,000,000	$966,870
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6.125%, 2024	1,000,000	862,490
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5%, 2033	965,000	675,490
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,005,000	1,486,046

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
Fairmont, WV, Waterworks Rev., AMBAC, 5.25%, 2022	$200,000	$211,768
Fairmont, WV, Waterworks Rev., “D”, AGM, 3.2%, 2029	500,000	420,515
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	515,000	507,594
Jackson, MI, Mississippi Development Bank Special Obligation (MI Water and Sewer System Rev. Bond Project), AGM, 6.875%, 2040	75,000	91,034
West Virginia Water Development Authority Rev. (Loan Program III), “A”, 3.75%, 2039	2,000,000	1,571,300
West Virginia Water Development Authority Rev. (Loan Program III), “B”, 3.75%, 2040	1,000,000	780,330
West Virginia Water Development Authority Rev. (Loan Program IV), “A”, AGM, 5%, 2044	2,000,000	2,066,060
West Virginia Water Development Authority Rev. (Loan Program IV), “B”, AMBAC, 5.125%, 2024	2,140,000	2,257,015

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
West Virginia Water Development Authority, Infrastructure Rev., ‘‘A’’, AGM, 4.75%, 2045	$2,000,000	$1,961,280
Wheeling, WV, Combined Waterworks and Sewerage System Rev., 5%, 2038	1,000,000	1,019,900
Wheeling, WV, Combined Waterworks and Sewerage System Rev., 5%, 2043	1,000,000	1,012,940
		$15,890,632
Total Municipal Bonds (Identified Cost, $132,750,352)		$132,215,015

Money Market Funds - 2.3%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	3,125,026	$3,125,026
Total Investments (Identified Cost, $135,875,378)		$135,340,041

Other Assets, Less Liabilities - 0.6%		819,265
Net Assets - 100.0%		$136,159,306

Portfolio Footnotes:

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities for the MFS New York Municipal Bond Fund was $672,870, representing 0.3% of net assets.
(p)	Primary inverse floater.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit
Insurers		Inverse Floaters
AGM	Assured Guaranty Municipal	RITES	Residual Interest Tax-Exempt Security
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
CIFG	CDC IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 9/30/13 (unaudited)

These statements represent each fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Assets
Investments –
Non-affiliated issuers, at identified cost	$90,972,000	$184,474,698	$359,857,293	$126,897,166
Underlying affiliated funds, at cost and net asset value	1,171,637	4,285,545	3,382,083	832,925
Total investments, at identified cost	$92,143,637	$188,760,243	$363,239,376	$127,730,091
Unrealized appreciation (depreciation)	1,817,396	3,155,327	6,927,058	212,003
Total investments, at value	$93,961,033	$191,915,570	$370,166,434	$127,942,094
Receivables for
Investments sold	659,814	—	40,000	75,000
Fund shares sold	17,865	174,013	208,450	107,022
Interest	1,153,703	2,788,230	5,302,140	2,059,179
Other assets	137	223	420	174
Total assets	$95,792,552	$194,878,036	$375,717,444	$130,183,469

Liabilities
Payables for
Distributions	$46,685	$97,801	$186,089	$62,122
Investments purchased	1,048,350	—	—	—
Fund shares reacquired	280,426	288,920	760,874	800,097
Payable to affiliates
Investment adviser	4,856	9,855	18,903	6,625
Shareholder servicing costs	59,666	108,299	293,383	84,738
Distribution and service fees	698	6,919	14,547	4,599
Payable for independent Trustees’ compensation	3,767	4,819	7,356	3,276
Accrued expenses and other liabilities	35,894	39,919	51,898	41,483
Total liabilities	$1,480,342	$556,532	$1,333,050	$1,002,940
Net assets	$94,312,210	$194,321,504	$374,384,394	$129,180,529

Net assets consist of
Paid-in capital	$93,367,818	$195,930,326	$372,380,447	$132,022,870
Unrealized appreciation (depreciation) on investments	1,817,396	3,155,327	6,927,058	212,003
Accumulated net realized gain (loss) on investments	(906,559)	(4,957,166)	(5,479,842)	(3,268,804)
Undistributed net investment income	33,555	193,017	556,731	214,460
Net assets	$94,312,210	$194,321,504	$374,384,394	$129,180,529

Statements of Assets and Liabilities (unaudited) – continued

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Net assets
Class A	$92,135,693	$160,685,049	$302,848,735	$121,247,802
Class B	2,176,517	5,755,608	5,897,949	7,932,727
Class C	—	27,880,847	65,637,710	—
Total net assets	$94,312,210	$194,321,504	$374,384,394	$129,180,529

Shares of beneficial interest outstanding
Class A	9,623,479	15,233,916	26,442,103	12,354,556
Class B	227,071	547,109	515,607	806,315
Class C	—	2,646,466	5,734,295	—
Total shares of beneficial interest outstanding	9,850,550	18,427,491	32,692,005	13,160,871

Class A shares
Net asset value per share
(net assets/shares of beneficial interest outstanding)	$9.57	$10.55	$11.45	$9.81
Offering price per share (100 / 95.25 × net asset value per share)	$10.05	$11.08	$12.02	$10.30

Class B shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$9.59	$10.52	$11.44	$9.84

Class C shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$—	$10.54	$11.45	$—

On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

Statements of Assets and Liabilities (unaudited) – continued

At 9/30/13	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Assets
Investments –
Non-affiliated issuers, at identified cost	$180,928,067	$109,178,410	$303,235,897	$132,750,352
Underlying affiliated funds, at cost and net asset value	1,940,177	1,948,850	4,305,610	3,125,026
Total investments, at identified cost	$182,868,244	$111,127,260	$307,541,507	$135,875,378
Unrealized appreciation (depreciation)	(376,716)	876,849	538,087	(535,337)
Total investments, at value	$182,491,528	$112,004,109	$308,079,594	$135,340,041
Receivables for
Investments sold	2,172,083	313,725	2,725,000	1,969,500
Fund shares sold	130,802	28,897	440,073	33,962
Interest	2,667,158	1,603,290	4,585,431	2,138,526
Other assets	223	145	342	170
Total assets	$187,461,794	$113,950,166	$315,830,440	$139,482,199

Liabilities
Payables for
Distributions	$71,496	$44,921	$165,865	$35,727
Investments purchased	—	985,702	—	2,995,573
Interest expense and fees	—	—	14,159	—
Fund shares reacquired	617,037	161,936	640,921	145,060
Payable to the holders of the floating rate certificates from trust assets	—	—	4,996,347	—
Payable to affiliates
Investment adviser	9,483	5,771	15,649	3,485
Shareholder servicing costs	125,766	73,911	250,617	103,545
Distribution and service fees	4,932	3,060	10,344	3,438
Payable for independent Trustees’ compensation	7,360	4,333	6,460	6,897
Accrued expenses and other liabilities	36,851	28,902	49,541	29,168
Total liabilities	$872,925	$1,308,536	$6,149,903	$3,322,893
Net assets	$186,588,869	$112,641,630	$309,680,537	$136,159,306

Net assets consist of
Paid-in capital	$191,282,485	$113,400,091	$313,617,126	$139,230,176
Unrealized appreciation (depreciation) on investments	(376,716)	876,849	538,087	(535,337)
Accumulated net realized gain (loss) on investments	(4,372,485)	(2,051,600)	(4,607,621)	(2,673,519)
Undistributed net investment income	55,585	416,290	132,945	137,986
Net assets	$186,588,869	$112,641,630	$309,680,537	$136,159,306

Statements of Assets and Liabilities (unaudited) – continued

	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Net assets
Class A	$180,895,726	$110,449,711	$277,412,290	$134,695,995
Class B	5,693,143	2,191,919	2,617,271	1,463,311
Class C	—	—	29,650,976	—
Total net assets	$186,588,869	$112,641,630	$309,680,537	$136,159,306

Shares of beneficial interest outstanding
Class A	15,570,570	10,891,064	25,541,093	12,539,035
Class B	490,294	216,312	241,119	136,281
Class C	—	—	2,730,574	—
Total shares of beneficial interest outstanding	16,060,864	11,107,376	28,512,786	12,675,316

Class A shares
Net asset value per share
(net assets/shares of beneficial interest outstanding)	$11.62	$10.14	$10.86	$10.74
Offering price per share (100 / 95.25 × net asset value per share)	$12.20	$10.65	$11.40	$11.28

Class B shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$11.61	$10.13	$10.85	$10.74

Class C shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$—	$—	$10.86	$—

On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF OPERATIONS

Six months ended 9/30/13 (unaudited)

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Net investment income
Interest	$2,436,358	$5,207,013	$9,640,010	$3,524,191
Dividends from underlying affiliated funds	548	2,864	2,757	2,010
Total investment income	$2,436,906	$5,209,877	$9,642,767	$3,526,201
Expenses
Management fee	$240,594	$483,981	$980,706	$338,014
Distribution and service fees	142,914	414,915	866,710	224,178
Shareholder servicing costs	41,779	77,186	194,121	63,853
Administrative services fee	12,273	18,928	32,520	14,937
Independent Trustees’ compensation	2,659	5,281	5,866	2,278
Custodian fee	13,111	20,002	31,737	17,250
Shareholder communications	4,224	7,168	11,901	7,086
Audit and tax fees	25,031	25,052	25,091	25,037
Legal fees	3,349	3,893	4,456	3,383
Miscellaneous	27,185	34,949	40,881	30,049
Total expenses	$513,119	$1,091,355	$2,193,989	$726,065
Fees paid indirectly	(3)	(1)	(5)	(1)
Reduction of expenses by investment adviser and distributor	(83,688)	(4,915)	(8,440)	(112,332)
Net expenses	$429,428	$1,086,439	$2,185,544	$613,732
Net investment income	$2,007,478	$4,123,438	$7,457,223	$2,912,469

Realized and unrealized gain (loss) on investments
Realized gain (loss) on investments (identified cost basis)	$(1,725,966)	$(3,944,399)	$(8,894,449)	$(2,387,244)
Change in unrealized appreciation (depreciation) on investments	$(5,829,943)	$(15,045,029)	$(26,362,225)	$(10,036,871)
Net realized and unrealized gain (loss) on investments	$(7,555,909)	$(18,989,428)	$(35,256,674)	$(12,424,115)
Change in net assets from operations	$(5,548,431)	$(14,865,990)	$(27,799,451)	$(9,511,646)
See Notes to Financial Statements

Statements of Operations (unaudited) – continued

Six months ended 9/30/13	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Net investment income
Interest	$4,688,256	$2,800,624	$7,684,329	$3,256,602
Dividends from underlying affiliated funds	1,789	1,540	1,882	1,604
Total investment income	$4,690,045	$2,802,164	$7,686,211	$3,258,206
Expenses
Management fee	$472,178	$285,832	$771,447	$329,694
Distribution and service fees	287,135	168,412	563,985	189,703
Shareholder servicing costs	82,163	50,050	158,067	64,047
Administrative services fee	18,606	13,509	26,793	14,707
Independent Trustees’ compensation	5,671	2,239	4,812	2,485
Custodian fee	18,528	13,466	26,939	13,221
Shareholder communications	6,535	4,328	9,847	4,584
Audit and tax fees	25,046	25,031	25,076	25,037
Legal fees	3,371	2,593	3,038	1,796
Interest expense and fees	—	—	17,758	—
Miscellaneous	29,100	26,213	38,757	25,921
Total expenses	$948,333	$591,673	$1,646,519	$671,195
Fees paid indirectly	(2)	(1)	(17)	(1)
Reduction of expenses by investment adviser and distributor	(3,752)	(1,661)	(4,847)	(7,116)
Net expenses	$944,579	$590,011	$1,641,655	$664,078
Net investment income	$3,745,466	$2,212,153	$6,044,556	$2,594,128

Realized and unrealized gain (loss) on investments
Realized gain (loss) on investments (identified cost basis)	$(3,716,119)	$(2,408,942)	$(6,201,471)	$(2,402,235)
Change in unrealized appreciation (depreciation) on investments	$(13,815,163)	$(7,741,626)	$(19,335,346)	$(8,997,035)
Net realized and unrealized gain (loss) on investments	$(17,531,282)	$(10,150,568)	$(25,536,817)	$(11,399,270)
Change in net assets from operations	$(13,785,816)	$(7,938,415)	$(19,492,261)	$(8,805,142)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Six months ended 9/30/13 (unaudited)	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Change in net assets

From operations
Net investment income	$2,007,478	$4,123,438	$7,457,223	$2,912,469
Net realized gain (loss) on investments	(1,725,966)	(3,944,399)	(8,894,449)	(2,387,244)
Net unrealized gain (loss) on investments	(5,829,943)	(15,045,029)	(26,362,225)	(10,036,871)
Change in net assets from operations	$(5,548,431)	$(14,865,990)	$(27,799,451)	$(9,511,646)

Distributions declared to shareholders
From net investment income	$(2,027,501)	$(3,924,195)	$(7,050,626)	$(2,717,212)
Change in net assets from fund share transactions	$(15,146,390)	$(18,706,106)	$(69,710,428)	$(22,187,401)
Total change in net assets	$(22,722,322)	$(37,496,291)	$(104,560,505)	$(34,416,259)

Net assets
At beginning of period	117,034,532	231,817,795	478,944,899	163,596,788
At end of period	$94,312,210	$194,321,504	$374,384,394	$129,180,529
Undistributed net investment income included in net assets at end of period	$33,555	$193,017	$556,731	$214,460

Six months ended 9/30/13 (unaudited)	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Change in net assets

From operations
Net investment income	$3,745,466	$2,212,153	$6,044,556	$2,594,128
Net realized gain (loss) on investments	(3,716,119)	(2,408,942)	(6,201,471)	(2,402,235)
Net unrealized gain (loss) on investments	(13,815,163)	(7,741,626)	(19,335,346)	(8,997,035)
Change in net assets from operations	$(13,785,816)	$(7,938,415)	$(19,492,261)	$(8,805,142)

Distributions declared to shareholders
From net investment income	$(3,658,571)	$(2,114,994)	$(5,887,842)	$(2,451,764)
Change in net assets from fund share transactions	$(23,757,371)	$(13,942,903)	$(39,636,531)	$(7,506,559)
Total change in net assets	$(41,201,758)	$(23,996,312)	$(65,016,634)	$(18,763,465)

Net assets
At beginning of period	227,790,627	136,637,942	374,697,171	154,922,771
At end of period	$186,588,869	$112,641,630	$309,680,537	$136,159,306
Undistributed net investment income included in net assets at end of period	$55,585	$416,290	$132,945	$137,986

See Notes to Financial Statements

Statements of Changes in Net Assets – continued

Year ended 3/31/13	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Change in net assets

From operations
Net investment income	$4,517,394	$8,272,163	$15,073,570	$5,768,261
Net realized gain (loss) on investments	437,217	1,039,090	2,911,368	377,866
Net unrealized gain (loss) on investments	1,439,006	3,976,086	6,218,991	2,977,615
Change in net assets from operations	$6,393,617	$13,287,339	$24,203,929	$9,123,742

Distributions declared to shareholders
From net investment income	$(4,322,240)	$(7,854,148)	$(14,357,119)	$(5,483,765)
From net realized gain on investments	(108,083)	—	(2,583,171)	—
Total distributions declared to shareholders	$(4,430,323)	$(7,854,148)	$(16,940,290)	$(5,483,765)
Change in net assets from fund share transactions	$(1,754,072)	$3,934,666	$30,199,922	$16,105,193
Total change in net assets	$209,222	$9,367,857	$37,463,561	$19,745,170

Net assets
At beginning of period	116,825,310	222,449,938	441,481,338	143,851,618
At end of period	$117,034,532	$231,817,795	$478,944,899	$163,596,788
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$53,578	$(6,226)	$150,134	$19,203

Year ended 3/31/13	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Change in net assets

From operations
Net investment income	$7,440,814	$4,524,901	$12,904,024	$5,223,666
Net realized gain (loss) on investments	552,875	4,797	590,879	286,852
Net unrealized gain (loss) on investments	2,890,267	1,902,189	3,799,391	768,977
Change in net assets from operations	$10,883,956	$6,431,887	$17,294,294	$6,279,495

Distributions declared to shareholders
From net investment income	$(7,114,177)	$(4,319,638)	$(12,316,868)	$(4,987,231)
Change in net assets from fund share transactions	$22,483,564	$14,895,694	$16,303,441	$7,621,312
Total change in net assets	$26,253,343	$17,007,943	$21,280,867	$8,913,576

Net assets
At beginning of period	201,537,284	119,629,999	353,416,304	146,009,195
At end of period	$227,790,627	$136,637,942	$374,697,171	$154,922,771
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$(31,310)	$319,131	$(23,769)	$(4,378)

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

MFS MISSISSIPPI MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/13 (unaudited)		Years ended 3/31
			2013	2012	2011	2010	2009
Class A
Net asset value, beginning of period	$10.27		$10.11	$9.37	$9.82	$9.30	$9.58

Income (loss) from investment operations
Net investment income (d)	$0.19		$0.39	$0.39	$0.41	$0.41	$0.43
Net realized and unrealized gain (loss) on investments	(0.70)		0.16	0.74	(0.44)	0.52	(0.30)
Total from investment operations	$(0.51)		$0.55	$1.13	$(0.03)	$0.93	$0.13

Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.38)	$(0.39)	$(0.40)	$(0.41)	$(0.41)
From net realized gain on investments	—		(0.01)	—	(0.02)	—	—
Total distributions declared to shareholders	$(0.19)		$(0.39)	$(0.39)	$(0.42)	$(0.41)	$(0.41)
Net asset value, end of period (x)	$9.57		$10.27	$10.11	$9.37	$9.82	$9.30
Total return (%) (r)(s)(t)(x)	(5.01	)(n)	5.43	12.23	(0.36)	10.10	1.47

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.94	(a)	0.90	0.92	0.92	0.88	0.74
Expenses after expense reductions (f)	0.79	(a)	0.75	0.77	0.77	0.77	0.57
Net investment income	3.77	(a)	3.80	4.01	4.20	4.28	4.55
Portfolio turnover	8	(n)	12	14	15	11	24
Net assets at end of period (000 omitted)	$92,136		$114,430	$114,748	$104,478	$107,625	$89,793

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A	N/A	N/A	0.54

See Notes to Financial Statements

Financial Highlights – continued

MFS MISSISSIPPI MUNICIPAL BOND FUND – continued

	Six months ended 9/30/13 (unaudited)		Years ended 3/31
			2013	2012	2011	2010	2009
Class B
Net asset value, beginning of period	$10.28		$10.12	$9.38	$9.83	$9.32	$9.59

Income (loss) from investment operations
Net investment income (d)	$0.15		$0.32	$0.33	$0.34	$0.35	$0.36
Net realized and unrealized gain (loss) on investments	(0.69)		0.15	0.73	(0.44)	0.50	(0.29)
Total from investment operations	$(0.54)		$0.47	$1.06	$(0.10)	$0.85	$0.07

Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.30)	$(0.32)	$(0.33)	$(0.34)	$(0.34)
From net realized gain on investments	—		(0.01)	—	(0.02)	—	—
Total distributions declared to shareholders	$(0.15)		$(0.31)	$(0.32)	$(0.35)	$(0.34)	$(0.34)
Net asset value, end of period (x)	$9.59		$10.28	$10.12	$9.38	$9.83	$9.32
Total return (%) (r)(s)(t)(x)	(5.24	)(n)	4.67	11.47	(1.05)	9.22	0.80

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.69	(a)	1.65	1.67	1.67	1.61	1.51
Expenses after expense reductions (f)	1.49	(a)	1.47	1.44	1.46	1.46	1.33
Net investment income	3.06	(a)	3.06	3.35	3.49	3.59	3.79
Portfolio turnover	8	(n)	12	14	15	11	24
Net assets at end of period (000 omitted)	$2,177		$2,604	$2,078	$2,647	$4,425	$5,374

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A	N/A	N/A	1.31
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holders of the floating rate certificates from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS NEW YORK MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/13 (unaudited)		Years ended 3/31
			2013	2012	2011	2010	2009
Class A
Net asset value, beginning of period	$11.50		$11.22	$10.34	$10.93	$10.23	$10.82

Income (loss) from investment operations
Net investment income (d)	$0.22		$0.43	$0.43	$0.47	$0.47	$0.44
Net realized and unrealized gain (loss) on investments	(0.96)		0.26	0.87	(0.60)	0.69	(0.50)
Total from investment operations	$(0.74)		$0.69	$1.30	$(0.13)	$1.16	$(0.06)

Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.41)	$(0.42)	$(0.46)	$(0.45)	$(0.46)
From net realized gain on investments	—		—	—	—	(0.01)	(0.07)
Total distributions declared to shareholders	$(0.21)		$(0.41)	$(0.42)	$(0.46)	$(0.46)	$(0.53)
Net asset value, end of period (x)	$10.55		$11.50	$11.22	$10.34	$10.93	$10.23
Total return (%) (r)(s)(t)(x)	(6.49	)(n)	6.19	12.80	(1.31)	11.53	(0.46)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	(a)	0.86	0.88	0.87	0.88	0.94
Expenses after expense reductions (f)	0.87	(a)	0.86	0.88	0.87	0.88	0.78
Net investment income	3.97	(a)	3.73	3.99	4.30	4.35	4.29
Portfolio turnover	15	(n)	18	28	27	26	29
Net assets at end of period (000 omitted)	$160,685		$188,291	$183,191	$171,142	$177,429	$169,525

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A	N/A	N/A	0.75

See Notes to Financial Statements

Financial Highlights – continued

MFS NEW YORK MUNICIPAL BOND FUND – continued

	Six months ended 9/30/13 (unaudited)		Years ended 3/31
			2013	2012	2011	2010	2009
Class B
Net asset value, beginning of period	$11.47		$11.19	$10.31	$10.90	$10.20	$10.79

Income (loss) from investment operations
Net investment income (d)	$0.18		$0.34	$0.35	$0.39	$0.39	$0.37
Net realized and unrealized gain (loss) on investments	(0.96)		0.26	0.87	(0.60)	0.69	(0.51)
Total from investment operations	$(0.78)		$0.60	$1.22	$(0.21)	$1.08	$(0.14)

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.32)	$(0.34)	$(0.38)	$(0.37)	$(0.38)
From net realized gain on investments	—		—	—	—	(0.01)	(0.07)
Total distributions declared to shareholders	$(0.17)		$(0.32)	$(0.34)	$(0.38)	$(0.38)	$(0.45)
Net asset value, end of period (x)	$10.52		$11.47	$11.19	$10.31	$10.90	$10.20
Total return (%) (r)(s)(t)(x)	(6.86	)(n)	5.41	12.00	(2.04)	10.73	(1.23)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	(a)	1.61	1.63	1.62	1.63	1.70
Expenses after expense reductions (f)	1.63	(a)	1.61	1.63	1.62	1.63	1.52
Net investment income	3.23	(a)	2.98	3.26	3.56	3.61	3.55
Portfolio turnover	15	(n)	18	28	27	26	29
Net assets at end of period (000 omitted)	$5,756		$7,019	$6,298	$8,178	$14,229	$16,285

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A	N/A	N/A	1.50

See Notes to Financial Statements

Financial Highlights – continued

MFS NEW YORK MUNICIPAL BOND FUND – continued

	Six months ended 9/30/13 (unaudited)		Years ended 3/31
			2013	2012	2011	2010	2009
Class C
Net asset value, beginning of period	$11.48		$11.21	$10.33	$10.92	$10.22	$10.81

Income (loss) from investment operations
Net investment income (d)	$0.18		$0.34	$0.35	$0.38	$0.39	$0.37
Net realized and unrealized gain (loss) on investments	(0.95)		0.25	0.87	(0.59)	0.69	(0.51)
Total from investment operations	$(0.77)		$0.59	$1.22	$(0.21)	$1.08	$(0.14)

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.32)	$(0.34)	$(0.38)	$(0.37)	$(0.38)
From net realized gain on investments	—		—	—	—	(0.01)	(0.07)
Total distributions declared to shareholders	$(0.17)		$(0.32)	$(0.34)	$(0.38)	$(0.38)	$(0.45)
Net asset value, end of period (x)	$10.54		$11.48	$11.21	$10.33	$10.92	$10.22
Total return (%) (r)(s)(t)(x)	(6.77	)(n)	5.31	11.97	(2.04)	10.70	(1.22)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	(a)	1.61	1.63	1.62	1.63	1.70
Expenses after expense reductions (f)	1.63	(a)	1.61	1.63	1.62	1.63	1.53
Net investment income	3.22	(a)	2.98	3.24	3.55	3.59	3.54
Portfolio turnover	15	(n)	18	28	27	26	29
Net assets at end of period (000 omitted)	$27,881		$36,508	$32,962	$28,780	$31,421	$21,874

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A	N/A	N/A	1.50
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holders of the floating rate certificates from trust assets.
(n)	Not Annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS NORTH CAROLINA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/13 (unaudited)		Years ended 3/31
			2013	2012	2011		2010	2009
Class A
Net asset value, beginning of period	$12.38		$12.17	$11.18	$11.71		$11.15	$11.44

Income (loss) from investment operations
Net investment income (d)	$0.21		$0.42	$0.45	$0.49		$0.51	$0.45
Net realized and unrealized gain (loss) on investments	(0.94)		0.26	0.97	(0.55)		0.55	(0.21)
Total from investment operations	$(0.73)		$0.68	$1.42	$(0.06)		$1.06	$0.24

Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.40)	$(0.43)	$(0.47)		$(0.48)	$(0.48)
From net realized gain on investments	—		(0.07)	—	(0.00	)(w)	(0.02)	(0.05)
Total distributions declared to shareholders	$(0.20)		$(0.47)	$(0.43)	$(0.47)		$(0.50)	$(0.53)
Net asset value, end of period (x)	$11.45		$12.38	$12.17	$11.18		$11.71	$11.15
Total return (%) (r)(s)(t)(x)	(5.91	)(n)	5.59	12.92	(0.55)		9.55	2.22

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86	(a)	0.84	0.85	0.85		0.87	1.08
Expenses after expense reductions (f)	0.85	(a)	0.84	0.85	0.85		0.87	0.91
Net investment income	3.57	(a)	3.35	3.82	4.22		4.42	4.05
Portfolio turnover	8	(n)	18	24	20		12	20
Net assets at end of period (000 omitted)	$302,849		$384,213	$357,793	$320,834		$346,345	$274,487

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		0.84	0.83	0.84		0.85	0.81

See Notes to Financial Statements

Financial Highlights – continued

MFS NORTH CAROLINA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/13 (unaudited)		Years ended 3/31
			2013	2012	2011		2010	2009
Class B
Net asset value, beginning of period	$12.37		$12.16	$11.17	$11.69		$11.14	$11.42

Income (loss) from investment operations
Net investment income (d)	$0.17		$0.33	$0.36	$0.40		$0.43	$0.38
Net realized and unrealized gain (loss) on investments	(0.94)		0.26	0.98	(0.53)		0.53	(0.20)
Total from investment operations	$(0.77)		$0.59	$1.34	$(0.13)		$0.96	$0.18

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.31)	$(0.35)	$(0.39)		$(0.39)	$(0.41)
From net realized gain on investments	—		(0.07)	—	(0.00	)(w)	(0.02)	(0.05)
Total distributions declared to shareholders	$(0.16)		$(0.38)	$(0.35)	$(0.39)		$(0.41)	$(0.46)
Net asset value, end of period (x)	$11.44		$12.37	$12.16	$11.17		$11.69	$11.14
Total return (%) (r)(s)(t)(x)	(6.27	)(n)	4.81	12.09	(1.20)		8.65	1.63

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61	(a)	1.59	1.60	1.60		1.62	1.74
Expenses after expense reductions (f)	1.61	(a)	1.59	1.60	1.60		1.62	1.56
Net investment income	2.82	(a)	2.61	3.08	3.46		3.68	3.39
Portfolio turnover	8	(n)	18	24	20		12	20
Net assets at end of period (000 omitted)	$5,898		$7,618	$7,793	$8,296		$11,331	$13,652

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		1.59	1.58	1.59		1.60	1.46

	Six months ended 9/30/13 (unaudited)		Years ended 3/31
			2013	2012	2011		2010	2009
Class C
Net asset value, beginning of period	$12.37		$12.17	$11.17	$11.70		$11.15	$11.43

Income (loss) from investment operations
Net investment income (d)	$0.17		$0.32	$0.36	$0.40		$0.42	$0.38
Net realized and unrealized gain (loss) on investments	(0.93)		0.26	0.98	(0.54)		0.54	(0.20)
Total from investment operations	$(0.76)		$0.58	$1.34	$(0.14)		$0.96	$0.18

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.31)	$(0.34)	$(0.39)		$(0.39)	$(0.41)
From net realized gain on investments	—		(0.07)	—	(0.00	)(w)	(0.02)	(0.05)
Total distributions declared to shareholders	$(0.16)		$(0.38)	$(0.34)	$(0.39)		$(0.41)	$(0.46)
Net asset value, end of period (x)	$11.45		$12.37	$12.17	$11.17		$11.70	$11.15
Total return (%) (r)(s)(t)(x)	(6.19	)(n)	4.72	12.18	(1.29)		8.63	1.63

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61	(a)	1.59	1.60	1.60		1.62	1.73
Expenses after expense reductions (f)	1.61	(a)	1.59	1.60	1.60		1.62	1.56
Net investment income	2.82	(a)	2.60	3.06	3.46		3.64	3.39
Portfolio turnover	8	(n)	18	24	20		12	20
Net assets at end of period (000 omitted)	$65,638		$87,114	$75,895	$64,530		$68,989	$37,668

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		1.59	1.58	1.59		1.60	1.47

See Notes to Financial Statements

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holders of the floating rate certificates from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS PENNSYLVANIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/13 (unaudited)		Years ended 3/31
			2013	2012	2011	2010	2009
Class A
Net asset value, beginning of period	$10.63		$10.36	$9.53	$10.04	$9.40	$9.90

Income (loss) from investment operations
Net investment income (d)	$0.20		$0.40	$0.42	$0.43	$0.43	$0.45
Net realized and unrealized gain (loss) on investments	(0.83)		0.25	0.82	(0.52)	0.64	(0.52)
Total from investment operations	$(0.63)		$0.65	$1.24	$(0.09)	$1.07	$(0.07)

Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.38)	$(0.41)	$(0.42)	$(0.43)	$(0.43)
Net asset value, end of period (x)	$9.81		$10.63	$10.36	$9.53	$10.04	$9.40
Total return (%) (r)(s)(t)(x)	(5.98	)(n)	6.35	13.27	(0.97)	11.49	(0.69)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.92	(a)	0.89	0.93	0.93	0.91	0.88
Expenses after expense reductions (f)	0.77	(a)	0.74	0.78	0.78	0.79	0.66
Net investment income	3.93	(a)	3.77	4.20	4.34	4.40	4.67
Portfolio turnover	10	(n)	15	21	21	12	28
Net assets at end of period (000 omitted)	$121,248		$152,804	$133,328	$118,709	$113,411	$84,422

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		0.74	0.78	0.78	0.79	0.61

See Notes to Financial Statements

Financial Highlights – continued

MFS PENNSYLVANIA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/13 (unaudited)		Years ended 3/31
			2013	2012	2011	2010	2009
Class B
Net asset value, beginning of period	$10.65		$10.39	$9.55	$10.06	$9.43	$9.93

Income (loss) from investment operations
Net investment income (d)	$0.16		$0.32	$0.35	$0.36	$0.36	$0.37
Net realized and unrealized gain (loss) on investments	(0.82)		0.24	0.83	(0.53)	0.62	(0.51)
Total from investment operations	$(0.66)		$0.56	$1.18	$(0.17)	$0.98	$(0.14)

Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.30)	$(0.34)	$(0.34)	$(0.35)	$(0.36)
Net asset value, end of period (x)	$9.84		$10.65	$10.39	$9.55	$10.06	$9.43
Total return (%) (r)(s)(t)(x)	(6.24	)(n)	5.42	12.49	(1.74)	10.51	(1.42)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.67	(a)	1.64	1.68	1.68	1.65	1.64
Expenses after expense reductions (f)	1.54	(a)	1.51	1.55	1.56	1.54	1.41
Net investment income	3.14	(a)	2.99	3.44	3.55	3.64	3.91
Portfolio turnover	10	(n)	15	21	21	12	28
Net assets at end of period (000 omitted)	$7,933		$10,793	$10,524	$12,750	$20,864	$22,721

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		1.51	1.54	1.56	1.54	1.37
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holders of the floating rate certificates from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS SOUTH CAROLINA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/13		Years ended 3/31
			2013	2012	2011	2010	2009
Class A	(unaudited)
Net asset value, beginning of period	$12.61		$12.38	$11.48	$12.04	$11.33	$11.85

Income (loss) from investment operations
Net investment income (d)	$0.22		$0.43	$0.47	$0.50	$0.53	$0.50
Net realized and unrealized gain (loss) on investments	(1.00)		0.22	0.89	(0.56)	0.68	(0.50)
Total from investment operations	$(0.78)		$0.65	$1.36	$(0.06)	$1.21	$(0.00	)(w)

Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.42)	$(0.46)	$(0.50)	$(0.49)	$(0.50)
From net realized gain on investments	—		—	—	—	(0.01)	(0.02)
Total distributions declared to shareholders	$(0.21)		$(0.42)	$(0.46)	$(0.50)	$(0.50)	$(0.52)
Net asset value, end of period (x)	$11.62		$12.61	$12.38	$11.48	$12.04	$11.33
Total return (%) (r)(s)(t)(x)	(6.20	)(n)	5.24	12.02	(0.59)	10.77	0.03

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	(a)	0.86	0.88	0.88	0.90	1.10
Expenses after expense reductions (f)	0.88	(a)	0.86	0.88	0.88	0.90	0.93
Net investment income	3.59	(a)	3.42	3.94	4.20	4.47	4.38
Portfolio turnover	11	(n)	15	19	26	14	19
Net assets at end of period (000 omitted)	$180,896		$220,370	$194,840	$166,413	$165,017	$129,510

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A	N/A	N/A	0.85

See Notes to Financial Statements

Financial Highlights – continued

MFS SOUTH CAROLINA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/13		Years ended 3/31
			2013	2012	2011	2010	2009
Class B	(unaudited)
Net asset value, beginning of period	$12.61		$12.37	$11.47	$12.04	$11.33	$11.84

Income (loss) from investment operations
Net investment income (d)	$0.17		$0.34	$0.38	$0.41	$0.44	$0.43
Net realized and unrealized gain (loss) on investments	(1.00)		0.22	0.89	(0.57)	0.68	(0.50)
Total from investment operations	$(0.83)		$0.56	$1.27	$(0.16)	$1.12	$(0.07)

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.32)	$(0.37)	$(0.41)	$(0.40)	$(0.42)
From net realized gain on investments	—		—	—	—	(0.01)	(0.02)
Total distributions declared to shareholders	$(0.17)		$(0.32)	$(0.37)	$(0.41)	$(0.41)	$(0.44)
Net asset value, end of period (x)	$11.61		$12.61	$12.37	$11.47	$12.04	$11.33
Total return (%) (r)(s)(t)(x)	(6.63	)(n)	4.55	11.20	(1.41)	9.95	(0.54)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	(a)	1.61	1.63	1.63	1.65	1.76
Expenses after expense reductions (f)	1.63	(a)	1.61	1.63	1.63	1.65	1.58
Net investment income	2.84	(a)	2.67	3.20	3.45	3.73	3.72
Portfolio turnover	11	(n)	15	19	26	14	19
Net assets at end of period (000 omitted)	$5,693		$7,421	$6,698	$6,928	$9,438	$11,640

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A	N/A	N/A	1.50
(a)	Annualized.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holders of the floating rate certificates from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS TENNESSEE MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/13		Years ended 3/31
			2013	2012	2011	2010	2009
Class A	(unaudited)
Net asset value, beginning of period	$10.96		$10.76	$9.97	$10.40	$9.84	$10.25

Income (loss) from investment operations
Net investment income (d)	$0.18		$0.39	$0.43	$0.43	$0.45	$0.44
Net realized and unrealized gain (loss) on investments	(0.82)		0.18	0.78	(0.44)	0.56	(0.37)
Total from investment operations	$(0.64)		$0.57	$1.21	$(0.01)	$1.01	$0.07

Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.37)	$(0.42)	$(0.42)	$(0.42)	$(0.44)
From net realized gain on investments	—		—	—	—	(0.03)	(0.04)
Total distributions declared to shareholders	$(0.18)		$(0.37)	$(0.42)	$(0.42)	$(0.45)	$(0.48)
Net asset value, end of period (x)	$10.14		$10.96	$10.76	$9.97	$10.40	$9.84
Total return (%) (r)(s)(t)(x)	(5.90	)(n)	5.33	12.31	(0.14)	10.46	0.84

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.92	(a)	0.89	0.91	0.91	0.91	1.02
Expenses after expense reductions (f)	0.91	(a)	0.89	0.91	0.91	0.91	0.85
Net investment income	3.50	(a)	3.51	4.08	4.13	4.36	4.42
Portfolio turnover	11	(n)	20	14	18	20	23
Net assets at end of period (000 omitted)	$110,450		$133,911	$117,095	$107,334	$125,641	$108,763

	Six months ended 9/30/13		Years ended 3/31
			2013	2012	2011	2010	2009
Class B	(unaudited)
Net asset value, beginning of period	$10.95		$10.75	$9.97	$10.39	$9.83	$10.24

Income (loss) from investment operations
Net investment income (d)	$0.15		$0.30	$0.35	$0.35	$0.37	$0.37
Net realized and unrealized gain (loss) on investments	(0.83)		0.19	0.77	(0.43)	0.57	(0.36)
Total from investment operations	$(0.68)		$0.49	$1.12	$(0.08)	$0.94	$0.01

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.29)	$(0.34)	$(0.34)	$(0.35)	$(0.38)
From net realized gain on investments	—		—	—	—	(0.03)	(0.04)
Total distributions declared to shareholders	$(0.14)		$(0.29)	$(0.34)	$(0.34)	$(0.38)	$(0.42)
Net asset value, end of period (x)	$10.13		$10.95	$10.75	$9.97	$10.39	$9.83
Total return (%) (r)(s)(t)(x)	(6.26	)(n)	4.55	11.37	(0.78)	9.65	0.17

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.67	(a)	1.64	1.66	1.66	1.66	1.69
Expenses after expense reductions (f)	1.67	(a)	1.64	1.66	1.65	1.66	1.51
Net investment income	2.75	(a)	2.76	3.34	3.38	3.63	3.76
Portfolio turnover	11	(n)	20	14	18	20	23
Net assets at end of period (000 omitted)	$2,192		$2,727	$2,535	$3,116	$4,907	$7,956

See Notes to Financial Statements

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments

See Notes to Financial Statements

Financial Highlights – continued

MFS VIRGINIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/13		Years ended 3/31
			2013	2012	2011	2010		2009
Class A	(unaudited)
Net asset value, beginning of period	$11.69		$11.52	$10.67	$11.24	$10.54		$11.07

Income (loss) from investment operations
Net investment income (d)	$0.20		$0.42	$0.45	$0.47	$0.49		$0.50
Net realized and unrealized gain (loss) on investments	(0.83)		0.15	0.83	(0.57)	0.69		(0.47)
Total from investment operations	$(0.63)		$0.57	$1.28	$(0.10)	$1.18		$0.03

Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.40)	$(0.43)	$(0.46)	$(0.48)		$(0.47)
From net realized gain on investments	—		—	—	(0.01)	(0.00	)(w)	(0.09)
Total distributions declared to shareholders	$(0.20)		$(0.40)	$(0.43)	$(0.47)	$(0.48)		$(0.56)
Net asset value, end of period (x)	$10.86		$11.69	$11.52	$10.67	$11.24		$10.54
Total return (%) (r)(s)(t)(x)	(5.44	)(n)	4.99	12.21	(1.03)	11.34		0.40

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	(a)	0.86	0.86	0.86	0.87		1.08
Expenses after expense reductions (f)	0.88	(a)	0.86	0.86	0.86	0.87		0.91
Net investment income	3.61	(a)	3.57	3.99	4.23	4.40		4.69
Portfolio turnover	10	(n)	11	24	21	15		22
Net assets at end of period (000 omitted)	$277,412		$335,395	$317,117	$292,027	$302,736		$254,234

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.87	(a)	0.85	0.85	0.85	0.86		0.82

See Notes to Financial Statements

Financial Highlights – continued

MFS VIRGINIA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/13		Years ended 3/31
			2013	2012	2011	2010		2009
Class B	(unaudited)
Net asset value, beginning of period	$11.68		$11.51	$10.66	$11.24	$10.53		$11.06

Income (loss) from investment operations
Net investment income (d)	$0.16		$0.33	$0.36	$0.39	$0.40		$0.43
Net realized and unrealized gain (loss) on investments	(0.83)		0.15	0.84	(0.58)	0.70		(0.47)
Total from investment operations	$(0.67)		$0.48	$1.20	$(0.19)	$1.10		$(0.04)

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.31)	$(0.35)	$(0.38)	$(0.39)		$(0.40)
From net realized gain on investments	—		—	—	(0.01)	(0.00	)(w)	(0.09)
Total distributions declared to shareholders	$(0.16)		$(0.31)	$(0.35)	$(0.39)	$(0.39)		$(0.49)
Net asset value, end of period (x)	$10.85		$11.68	$11.51	$10.66	$11.24		$10.53
Total return (%) (r)(s)(t)(x)	(5.80	)(n)	4.21	11.38	(1.85)	10.62		(0.26)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	(a)	1.61	1.61	1.61	1.62		1.74
Expenses after expense reductions (f)	1.63	(a)	1.61	1.61	1.61	1.62		1.56
Net investment income	2.85	(a)	2.83	3.25	3.47	3.66		4.04
Portfolio turnover	10	(n)	11	24	21	15		22
Net assets at end of period (000 omitted)	$2,617		$3,425	$3,781	$4,159	$6,558		$7,401

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.62	(a)	1.60	1.60	1.60	1.61		1.47

See Notes to Financial Statements

Financial Highlights – continued

MFS VIRGINIA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/13		Years ended 3/31
			2013	2012	2011	2010		2009
Class C	(unaudited)
Net asset value, beginning of period	$11.68		$11.51	$10.67	$11.24	$10.54		$11.06

Income (loss) from investment operations
Net investment income (d)	$0.16		$0.33	$0.36	$0.39	$0.40		$0.43
Net realized and unrealized gain (loss) on investments	(0.82)		0.15	0.83	(0.58)	0.69		(0.46)
Total from investment operations	$(0.66)		$0.48	$1.19	$(0.19)	$1.09		$(0.03)

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.31)	$(0.35)	$(0.37)	$(0.39)		$(0.40)
From net realized gain on investments	—		—	—	(0.01)	(0.00	)(w)	(0.09)
Total distributions declared to shareholders	$(0.16)		$(0.31)	$(0.35)	$(0.38)	$(0.39)		$(0.49)
Net asset value, end of period (x)	$10.86		$11.68	$11.51	$10.67	$11.24		$10.54
Total return (%) (r)(s)(t)(x)	(5.71	)(n)	4.21	11.27	(1.77)	10.50		(0.17)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	(a)	1.61	1.61	1.61	1.62		1.73
Expenses after expense reductions (f)	1.63	(a)	1.61	1.61	1.61	1.62		1.56
Net investment income	2.86	(a)	2.81	3.24	3.47	3.63		4.02
Portfolio turnover	10	(n)	11	24	21	15		22
Net assets at end of period (000 omitted)	$29,651		$35,878	$32,519	$30,726	$29,660		$19,745

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.62	(a)	1.60	1.60	1.60	1.61		1.48
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holders of the floating rate certificates from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS WEST VIRGINIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/13		Years ended 3/31
			2013	2012	2011	2010	2009
Class A	(unaudited)
Net asset value, beginning of period	$11.60		$11.49	$10.61	$10.98	$10.36	$11.01

Income (loss) from investment operations
Net investment income (d)	$0.20		$0.40	$0.43	$0.44	$0.45	$0.47(b	)
Net realized and unrealized gain (loss) on investments	(0.87)		0.09	0.86	(0.39)	0.60	(0.58	)(b)
Total from investment operations	$(0.67)		$0.49	$1.29	$0.05	$1.05	$(0.11)

Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.38)	$(0.41)	$(0.42)	$(0.42)	$(0.43)
From net realized gain on investments	—		—	—	—	(0.01)	(0.11)
Total distributions declared to shareholders	$(0.19)		$(0.38)	$(0.41)	$(0.42)	$(0.43)	$(0.54)
Net asset value, end of period (x)	$10.74		$11.60	$11.49	$10.61	$10.98	$10.36
Total return (%) (r)(s)(t)(x)	(5.83	)(n)	4.32	12.32	0.41	10.22	(0.87)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.91	(a)	0.88	0.88	0.89	0.90	1.03
Expenses after expense reductions (f)	0.90	(a)	0.88	0.88	0.89	0.90	0.86
Net investment income	3.55	(a)	3.44	3.81	3.98	4.12	4.39	(b)
Portfolio turnover	10	(n)	14	14	17	12	14
Net assets at end of period (000 omitted)	$134,696		$153,032	$143,789	$128,450	$133,244	$116,564

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A	N/A	N/A	0.85

See Notes to Financial Statements

Financial Highlights – continued

MFS WEST VIRGINIA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/13		Years ended 3/31
			2013	2012	2011	2010	2009
Class B	(unaudited)
Net asset value, beginning of period	$11.59		$11.49	$10.61	$10.97	$10.36	$11.01

Income (loss) from investment operations
Net investment income (d)	$0.16		$0.31	$0.34	$0.36	$0.37	$0.40	(b)
Net realized and unrealized gain (loss) on investments	(0.86)		0.09	0.86	(0.38)	0.59	(0.58	)(b)
Total from investment operations	$(0.70)		$0.40	$1.20	$(0.02)	$0.96	$(0.18)

Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.30)	$(0.32)	$(0.34)	$(0.34)	$(0.36)
From net realized gain on investments	—		—	—	—	(0.01)	(0.11)
Total distributions declared to shareholders	$(0.15)		$(0.30)	$(0.32)	$(0.34)	$(0.35)	$(0.47)
Net asset value, end of period (x)	$10.74		$11.59	$11.49	$10.61	$10.97	$10.36
Total return (%) (r)(s)(t)(x)	(6.10	)(n)	3.46	11.48	(0.24)	9.31	(1.52)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.66	(a)	1.63	1.63	1.64	1.66	1.69
Expenses after expense reductions (f)	1.65	(a)	1.63	1.63	1.64	1.65	1.52
Net investment income	2.80	(a)	2.69	3.08	3.23	3.39	3.75	(b)
Portfolio turnover	10	(n)	14	14	17	12	14
Net assets at end of period (000 omitted)	$1,463		$1,890	$2,220	$2,925	$4,639	$6,454

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A	N/A	N/A	1.51
(a)	Annualized.
(b)	Amounts reflect a correction which reclassifies income and gains previously reported relating to activity for certain municipal bonds held in connection with self-deposited inverse floating rate securities. The corrected amounts resulted in an increase of $0.11 per share to previously reported net investment income, a decrease of $0.11 per share to previously reported net realized and unrealized gain (loss) on investments, and an increase of 1.02% to the previously reported net investment income ratio of each class. There is no impact on previously reported income from operations.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holders of the floating rate certificates from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Mississippi Municipal Bond Fund (Mississippi Fund), MFS New York Municipal Bond Fund (New York Fund), MFS North Carolina Municipal Bond Fund (North Carolina Fund), MFS Pennsylvania Municipal Bond Fund (Pennsylvania Fund), MFS South Carolina Municipal Bond Fund (South Carolina Fund), MFS Tennessee Municipal Bond Fund (Tennessee Fund), MFS Virginia Municipal Bond Fund (Virginia Fund), and MFS West Virginia Municipal Bond Fund (West Virginia Fund) are each a series of MFS Municipal Series Trust which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. Each fund invests primarily in municipal instruments. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region or state where the instrument is issued and the liquidity of the security. Municipal instruments generally trade in the over-the counter market. Municipal instruments backed by current and anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and the funds may be required to issue Forms 1099-DIV.

In this reporting period, each fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to a Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to each fund, have been included in each fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to each fund, management expects that the impact of each fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under Each fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments

Notes to Financial Statements (unaudited) – continued

and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine each fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that each fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which each fund determines its net asset value per share.

Various inputs are used in determining the value of each fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2013 in valuing each fund’s assets or liabilities:

	Level 1	Level 2	Level 3	Total
Mississippi Fund
Investments at Value
Municipal Bonds	$—	$92,789,396	$—	$92,789,396
Mutual Funds	1,171,637	—	—	1,171,637
Total Investments	$1,171,637	$92,789,396	$—	$93,961,033

New York Fund
Investments at Value
Municipal Bonds	$—	$187,630,025	$—	$187,630,025
Mutual Funds	4,285,545	—	—	4,285,545
Total Investments	$4,285,545	$187,630,025	$—	$191,915,570

North Carolina Fund
Investments at Value
Municipal Bonds	$—	$366,784,351	$—	$366,784,351
Mutual Funds	3,382,083	—	—	3,382,083
Total Investments	$3,382,083	$366,784,351	$—	$370,166,434

Pennsylvania Fund
Investments at Value
Municipal Bonds	$—	$127,109,169	$—	$127,109,169
Mutual Funds	832,925	—	—	832,925
Total Investments	$832,925	$127,109,169	$—	$127,942,094

South Carolina Fund
Investments at Value
Municipal Bonds	$—	$180,551,351	$—	$180,551,351
Mutual Funds	1,940,177	—	—	1,940,177
Total Investments	$1,940,177	$180,551,351	$—	$182,491,528

Tennessee Fund
Investments at Value
Municipal Bonds	$—	$110,055,259	$—	$110,055,259
Mutual Funds	1,948,850	—	—	1,948,850
Total Investments	$1,948,850	$110,055,259	$—	$112,004,109

Notes to Financial Statements (unaudited) – continued

	Level 1	Level 2	Level 3	Total
Virginia Fund
Investments at Value
Municipal Bonds	$—	$303,773,984	$—	$303,773,984
Mutual Funds	4,305,610	—	—	4,305,610
Total Investments	$4,305,610	$303,773,984	$—	$308,079,594

West Virginia Fund
Investments at Value
Municipal Bonds	$—	$132,215,015	$—	$132,215,015
Mutual Funds	3,125,026	—	—	3,125,026
Total Investments	$3,125,026	$132,215,015	$—	$135,340,041

For further information regarding security characteristics, see the Portfolio of Investments.

Inverse Floaters – The Virginia Fund invests in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by an investment banker utilizing municipal bonds which have already been issued (known as secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short term interest rates. A secondary market inverse floating rate security is created when an investment banker transfers a fixed rate municipal bond to a special purpose trust, and causes the trust to (a) issue floating rate certificates to third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the investment banker or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as “inverse floaters”). If the holders of the inverse floaters transfer the municipal bonds to an investment banker for the purpose of depositing the municipal bonds into the special purpose trust, the inverse floating rate certificates that are issued by the trust are referred to as “self-deposited inverse floaters.” If the bonds held by the trust are purchased by the investment banker for deposit into the trust from someone other than the purchasers of the inverse floaters, the inverse floating rate certificates that are issued by the trust are referred to as “externally deposited inverse floaters.” Such self-deposited inverse floaters held by the Virginia Fund are accounted for as secured borrowings, with the municipal bonds reflected in the investments of the Virginia Fund and amounts owed to the holders of the floating rate certificates under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of the Virginia Fund in the Statement of Assets and Liabilities under the caption, “Payable to the holders of the floating rate certificates from trust assets”. The carrying value of the Virginia Fund’s payable to the holders of the floating rate certificates from trust assets as reported in the Virginia Fund’s Statement of Assets and Liabilities approximates its fair value. The value of the payable to the holders of the floating rate certificates from trust assets as of the reporting date is considered level 2 under the fair value hierarchy disclosure. At September 30, 2013, the Virginia Fund’s payable to the holders of the floating rate certificates from trust assets was $4,996,347 and the interest rate on the floating rate certificates issued by the trust was 0.08%. For the six months ended September 30, 2013, the average payable to the holders of the floating rate certificates from trust assets was $4,996,224 at a weighted average interest rate of 0.11%. Interest expense and fees relate to interest payments made to the holders of certain floating rate certificates and associated fees, both of which are made from trust assets. Interest expense and fees are recorded as incurred. For the six months ended September 30, 2013, interest expense and fees in connection with self-deposited inverse floaters were $17,758. Primary and externally deposited inverse floaters held by the Virginia Fund are not accounted for as secured borrowings.

Indemnifications – Under each fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

Each fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.

Notes to Financial Statements (unaudited) – continued

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly – Each fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by each fund. This amount, for the six months ended September 30, 2013, is shown as a reduction of total expenses in the Statements of Operations.

Tax Matters and Distributions – Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, defaulted bonds, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and secured borrowings related to inverse floaters, as applicable to each fund.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 3/31/13	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Ordinary income (including any short-term capital gains)	$34,046	$—	$1,068,031	$—	$13,912	$—	$—	$—
Tax-exempt income	4,322,240	7,854,148	14,357,119	5,483,765	7,100,265	4,319,638	12,316,868	4,987,231
Long-term capital gain	74,037	—	1,515,140	—	—	—	—	—
Total distributions	$4,430,323	$7,854,148	$16,940,290	$5,483,765	$7,114,177	$4,319,638	$12,316,868	$4,987,231

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 9/30/13	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Cost of investments	$91,788,344	$187,807,824	$361,630,556	$127,276,567
Gross appreciation	3,723,910	9,211,808	15,248,064	4,256,349
Gross depreciation	(1,551,221)	(5,104,062)	(6,712,186)	(3,590,822)
Net unrealized appreciation (depreciation)	$2,172,689	$4,107,746	$8,535,878	$665,527

As of 3/31/13
Undistributed ordinary income	206,918	—	39,695	—
Undistributed tax-exempt income	430,960	672,295	1,313,015	489,738
Undistributed long-term capital gain	133,285	—	1,752,714	—
Capital loss carryforwards	—	(1,955,098)	—	(1,297,922)
Post-October capital loss deferral	—	(1,831)	—	(1,249)
Other temporary differences	(377,382)	(678,521)	(1,162,881)	(470,535)
Net unrealized appreciation (depreciation)	8,126,543	19,144,518	34,911,481	10,666,485

Notes to Financial Statements (unaudited) – continued

As of 9/30/13	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Cost of investments	$181,680,938	$110,758,260	$300,896,126	$135,715,514
Gross appreciation	6,155,480	4,494,789	10,915,406	4,188,346
Gross depreciation	(5,344,890)	(3,248,940)	(8,728,285)	(4,563,819)
Net unrealized appreciation (depreciation)	$810,590	$1,245,849	$2,187,121	$(375,473)

As of 3/31/13
Undistributed tax-exempt income	556,567	820,784	1,031,545	443,364
Capital loss carryforwards	(1,937,955)	(57,345)	(203,621)	(314,556)
Post-October capital loss deferral	—	(5,754)	—	—
Other temporary differences	(587,877)	(501,653)	(1,055,314)	(447,472)
Net unrealized appreciation (depreciation)	14,720,036	9,038,916	21,670,904	8,504,970

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after March 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of March 31, 2013 certain funds had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:	New York Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
3/31/17	$—	$(310,955)	$—	$—	$—	$—
3/31/18	—	(139,728)	(620,248)	—	—	(314,556)
3/31/19	(1,676,455)	(847,239)	(825,001)	(57,345)	(203,621)	—
Total	$(1,676,455)	$(1,297,922)	$(1,445,249)	$(57,345)	$(203,621)	$(314,556)

Post-enactment losses which are characterized as follows:	New York Fund	South Carolina Fund
Long-Term	$(278,643)	$(492,706)

Multiple Classes of Shares of Beneficial Interest – Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. Each fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. Each fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

Distributions declared to shareholders:

From net investment income

	Mississippi Fund		New York Fund		North Carolina Fund		Pennsylvania Fund
	Six months ended 9/30/13	Year ended 3/31/13	Six months ended 9/30/13	Year ended 3/31/13	Six months ended 9/30/13	Year ended 3/31/13	Six months ended 9/30/13	Year ended 3/31/13
Class A	$1,989,256	$4,246,586	$3,334,060	$6,660,265	$5,919,531	$12,124,204	$2,577,429	$5,179,316
Class B	38,245	75,654	98,200	186,269	90,151	195,983	139,783	304,449
Class C	—	—	491,935	1,007,614	1,040,944	2,036,932	—	—
Total	$2,027,501	$4,322,240	$3,924,195	$7,854,148	$7,050,626	$14,357,119	$2,717,212	$5,483,765

	South Carolina Fund		Tennessee Fund		Virginia Fund		West Virginia Fund
	Six months ended 9/30/13	Year ended 3/31/13	Six months ended 9/30/13	Year ended 3/31/13	Six months ended 9/30/13	Year ended 3/31/13	Six months ended 9/30/13	Year ended 3/31/13
Class A	$3,567,326	$6,925,932	$2,081,697	$4,249,314	$5,388,699	$11,299,255	$2,429,062	$4,933,555
Class B	91,245	188,245	33,297	70,324	42,329	97,627	22,702	53,676
Class C	—	—	—	—	456,814	919,986	—	—
Total	$3,658,571	$7,114,177	$2,114,994	$4,319,638	$5,887,842	$12,316,868	$2,451,764	$4,987,231

Notes to Financial Statements (unaudited) – continued

From net realized gain on investments

	Mississippi Fund		North Carolina Fund
	Six months ended 9/30/13	Year ended 3/31/13	Six months ended 9/30/13	Year ended 3/31/13
Class A	$—	$105,620	$—	$2,075,167
Class B	—	2,463	—	43,426
Class C	—	—	—	464,578
Total	$—	$108,083	$—	$2,583,171

(3)	Transactions with Affiliates

Investment Adviser – Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to each fund. The management fee is computed daily and paid monthly at an annual rate of 0.45% of each fund’s average daily net assets.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the funds’ Board of Trustees. For the six months ended September 30, 2013, these management fee reductions amounted to the following, which are shown as a reduction of total expenses in the Statements of Operations:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$289	$581	$1,177	$406	$567	$343	$926	$396

The management fee incurred for the six months ended September 30, 2013 was equivalent to an annual effective rate of 0.45% of each fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the following funds’ total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (including interest expense and fees associated with investments in inverse floating rate instruments), such that total fund operating expenses do not exceed the following rates annually of these funds’ average daily net assets:

	New York Fund	North Carolina Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Class A	0.90%	0.93%	0.91%	0.94%	0.89%	0.90%
Class B	1.65%	1.68%	1.66%	1.69%	1.64%	1.65%
Class C	1.65%	1.68%	N/A	N/A	1.64%	N/A

This written agreement will continue until modified by the funds’ Board of Trustees, but such agreement will continue at least until July 31, 2014. For the six months ended September 30, 2013, these reductions amounted to $4,810 for the West Virginia Fund, and are reflected as a reduction of total expenses in the Statements of Operations. The actual operating expenses for the New York Fund, North Carolina Fund, South Carolina Fund, Tennessee Fund and the Virginia Fund did not exceed the limits described above and therefore, the investment adviser did not pay any portion of the these Funds’ expenses under this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the six months ended September 30, 2013, as its portion of the initial sales charge on sales of Class A shares of each fund:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$15,668	$13,303	$28,584	$19,221	$32,487	$18,737	$18,995	$8,532

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund’s distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	CLASS A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Mississippi Fund	—	0.25%	0.25%	0.10%	$130,578
New York Fund	—	0.25%	0.25%	0.25%	220,197
North Carolina Fund	—	0.25%	0.25%	0.25%	437,542
Pennsylvania Fund	—	0.25%	0.25%	0.10%	175,652
South Carolina Fund	—	0.25%	0.25%	0.25%	254,048
Tennessee Fund	—	0.25%	0.25%	0.25%	155,589
Virginia Fund	—	0.25%	0.25%	0.25%	383,445
West Virginia Fund	—	0.25%	0.25%	0.25%	180,982

	CLASS B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Mississippi Fund	0.75%	0.25%	1.00%	0.80%	$12,336
New York Fund	0.75%	0.25%	1.00%	1.00%	32,313
North Carolina Fund	0.75%	0.25%	1.00%	1.00%	34,199
Pennsylvania Fund	0.75%	0.25%	1.00%	0.87%	48,526
South Carolina Fund	0.75%	0.25%	1.00%	1.00%	33,087
Tennessee Fund	0.75%	0.25%	1.00%	1.00%	12,823
Virginia Fund	0.75%	0.25%	1.00%	1.00%	15,324
West Virginia Fund	0.75%	0.25%	1.00%	1.00%	8,721

	CLASS C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
New York Fund	0.75%	0.25%	1.00%	1.00%	$162,405
North Carolina Fund	0.75%	0.25%	1.00%	1.00%	394,969
Virginia Fund	0.75%	0.25%	1.00%	1.00%	165,216

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Total Distribution and Service Fees	$142,914	$414,915	$866,710	$224,178	$287,135	$168,412	$563,985	$189,703

(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended September 30, 2013 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its subsidiaries’ seed money. For the six months ended September 30, 2013, these rebates amounted to the following, and are reflected as a reduction of total expenses in the Statements of Operations:

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Class A	$2,407	$3,983	$6,489	$196	$2,835	$1,110	$3,342	$1,673
Class B	—	—	—	—	7	—	—	—
Class C	N/A	—	56	N/A	N/A	N/A	19	N/A

Mississippi Fund: MFD has agreed in writing to reduce the Class A service fee rate to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2014. This reduction amounted to $78,347 which is shown as a reduction of total expenses in the Statements of Operations. The service fee rate attributable to Class B shares within the first year of purchase is 0.25%. The service fee rate attributable to all other Class B shares has been reduced by MFD to 0.00% under a written agreement that will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2014. This reduction amounted to $2,469, which is shown as a reduction of total expenses in the Statements of Operations.

Pennsylvania Fund: MFD has agreed in writing to reduce the Class A service fee rate to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least July 31, 2014. This reduction amounted to $105,392 which is shown as a reduction of total expenses in the Statements of Operations. The service fee rate attributable to Class B shares within the first year of purchase is 0.25%. The service fee rate attributable to all other Class B shares has been reduced by MFD to 0.10% under a written agreement that will continue until modified by the fund’s Board of Trustees, but will continue at least until July 31, 2014. This reduction amounted to $6,091 which is shown as a reduction of total expenses in the Statements of Operations.

Notes to Financial Statements (unaudited) – continued

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended September 30, 2013, were as follows:

CDSC imposed	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Class A	$420	$—	$4,054	$170	$3,257	$—	$9,162	$139
Class B	2,020	9,833	8,195	14,126	8,511	1,105	3,270	1,964
Class C	N/A	4,588	11,790	N/A	N/A	N/A	2,269	N/A

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the funds’ Board of Trustees. For the six months ended September 30, 2013, each fund paid the following, which equated to the following annual percentage of each fund’s average daily net assets:

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Expenses paid	$5,911	$14,986	$23,738	$13,641	$10,962	$6,841	$19,358	$7,760
Percent of average daily net assets	0.0111%	0.0139%	0.0109%	0.0182%	0.0105%	0.0108%	0.0113%	0.0106%

MFSC also receives payment from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended September 30, 2013, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$35,868	$62,200	$170,383	$50,212	$71,201	$43,209	$138,709	$56,287

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund partially reimburses MFS the costs incurred to provide these services. Each fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended September 30, 2013 was equivalent to an annual effective rate of each fund’s average daily net assets as follows:

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Percentage of average daily net assets	0.0230%	0.0176%	0.0149%	0.0199%	0.0177%	0.0213%	0.0156%	0.0201%

Trustees’ and Officers’ Compensation – Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Each fund does not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration for their services to each fund from MFS. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, each fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense for each fund. These amounts are included in “Independent Trustees’ compensation” in the Statements of Operations and were as follows:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$40	$46	$269	$40	$258	$46	$267	$258

The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to the following at September 30, 2013, and is included in “Payable for independent Trustees’ compensation” in the Statements of Assets and Liabilities:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$3,760	$4,812	$7,343	$3,726	$7,349	$4,789	$7,359	$7,346

Other – These funds and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of

Notes to Financial Statements (unaudited) – continued

an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended September 30, 2013, the aggregate fees paid by each fund to Tarantino LLC and Griffin Compliance LLC amounted to the following and are included in “Miscellaneous” expense in the Statements of Operations:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$398	$790	$1,632	$557	$776	$467	$1,272	$530

MFS has agreed to reimburse the funds for a portion of the payments made by each fund in the following amounts, which are shown as a reduction of total expenses in the Statements of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$176	$351	$718	$247	$343	$208	$560	$237

Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statements of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than short-term obligations, were as follows:

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Purchases	$8,200,876	$30,655,112	$32,980,194	$14,309,782	$22,525,961	$13,557,300	$35,443,118	$14,363,325
Sales	$22,761,936	$47,379,377	$105,966,355	$31,196,823	$42,726,938	$25,462,342	$77,283,381	$20,044,984

(5)	Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Mississippi Fund				New York Fund
	Six months ended 9/30/13		Year ended 3/31/13		Six months ended 9/30/13		Year ended 3/31/13
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	316,970	$3,181,190	1,208,127	$12,467,119	397,104	$4,399,608	1,516,731	$17,484,941
Class B	3,143	31,735	91,242	940,244	25,312	281,884	192,782	2,221,189
Class C	—	—	—	—	86,583	967,232	528,552	6,070,863
	320,113	$3,212,925	1,299,369	$13,407,363	508,999	$5,648,724	2,238,065	$25,776,993

Shares issued to shareholders in reinvestment of distributions
Class A	166,561	$1,642,469	316,305	$3,270,514	244,067	$2,658,347	449,215	$5,182,772
Class B	3,183	31,385	6,056	62,694	6,594	71,654	11,372	130,868
Class C	—	—	—	—	35,272	384,013	65,010	749,287
	169,744	$1,673,854	322,361	$3,333,208	285,933	$3,114,014	525,597	$6,062,927

Shares reacquired
Class A	(1,999,703)	$(19,719,984)	(1,739,790)	$(17,982,782)	(1,784,736)	$(19,289,954)	(1,913,726)	$(22,026,235)
Class B	(32,486)	(313,185)	(49,420)	(511,861)	(96,941)	(1,051,236)	(154,747)	(1,775,282)
Class C	—	—	—	—	(654,709)	(7,127,654)	(355,342)	(4,103,737)
	(2,032,189)	$(20,033,169)	(1,789,210)	$(18,494,643)	(2,536,386)	$(27,468,844)	(2,423,815)	$(27,905,254)

Net change
Class A	(1,516,172)	$(14,896,325)	(215,358)	$(2,245,149)	(1,143,565)	$(12,231,999)	52,220	$641,478
Class B	(26,160)	(250,065)	47,878	491,077	(65,035)	(697,698)	49,407	576,775
Class C	—	—	—	—	(532,854)	(5,776,409)	238,220	2,716,413
	(1,542,332)	$(15,146,390)	(167,480)	$(1,754,072)	(1,741,454)	$(18,706,106)	339,847	$3,934,666

Notes to Financial Statements (unaudited) – continued

	North Carolina Fund				Pennsylvania Fund
	Six months ended 9/30/13		Year ended 3/31/13		Six months ended 9/30/13		Year ended 3/31/13
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	2,693,825	$31,740,767	5,408,039	$67,474,845	694,655	$7,253,408	2,765,146	$29,455,693
Class B	6,448	75,723	92,547	1,148,649	18,959	194,742	161,293	1,720,253
Class C	208,939	2,551,040	1,575,868	19,644,273	—	—	—	—
	2,909,212	$34,367,530	7,076,454	$88,267,767	713,614	$7,448,150	2,926,439	$31,175,946

Shares issued to shareholders in reinvestment of distributions
Class A	393,469	$4,645,115	847,500	$10,601,429	199,401	$2,017,089	374,271	$3,988,085
Class B	6,945	81,802	17,003	212,479	12,170	123,455	24,923	266,102
Class C	68,532	807,743	144,538	1,807,335	—	—	—	—
	468,946	$5,534,660	1,009,041	$12,621,243	211,571	$2,140,544	399,194	$4,254,187

Shares reacquired
Class A	(7,676,116)	$(89,793,057)	(4,612,798)	$(57,585,563)	(2,919,620)	$(29,391,596)	(1,629,269)	$(17,335,307)
Class B	(113,798)	(1,336,512)	(134,445)	(1,671,548)	(237,983)	(2,384,499)	(186,390)	(1,989,633)
Class C	(1,583,224)	(18,483,049)	(917,879)	(11,431,977)	—	—	—	—
	(9,373,138)	$(109,612,618)	(5,665,122)	$(70,689,088)	(3,157,603)	$(31,776,095)	(1,815,659)	$(19,324,940)

Net change
Class A	(4,588,822)	$(53,407,175)	1,642,741	$20,490,711	(2,025,564)	$(20,121,099)	1,510,148	$16,108,471
Class B	(100,405)	(1,178,987)	(24,895)	(310,420)	(206,854)	(2,066,302)	(174)	(3,278)
Class C	(1,305,753)	(15,124,266)	802,527	10,019,631	—	—	—	—
	(5,994,980)	$(69,710,428)	2,420,373	$30,199,922	(2,232,418)	$(22,187,401)	1,509,974	$16,105,193

	South Carolina Fund				Tennessee Fund
	Six months ended 9/30/13		Year ended 3/31/13		Six months ended 9/30/13		Year ended 3/31/13
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	568,505	$6,964,467	3,498,436	$44,368,310	526,098	$5,625,244	2,425,577	$26,772,623
Class B	11,051	138,367	139,120	1,754,617	8,210	89,385	58,718	645,747
	579,556	$7,102,834	3,637,556	$46,122,927	534,308	$5,714,629	2,484,295	$27,418,370

Shares issued to shareholders in reinvestment of distributions
Class A	250,860	$3,009,234	435,594	$5,523,200	162,680	$1,699,402	289,980	$3,196,408
Class B	7,083	84,957	13,202	167,331	2,489	25,959	4,707	51,846
	257,943	$3,094,191	448,796	$5,690,531	165,169	$1,725,361	294,687	$3,248,254

Shares reacquired
Class A	(2,719,775)	$(32,555,007)	(2,205,326)	$(27,994,936)	(2,015,667)	$(20,939,835)	(1,378,254)	$(15,218,250)
Class B	(116,447)	(1,399,389)	(105,105)	(1,334,958)	(43,417)	(443,058)	(50,176)	(552,680)
	(2,836,222)	$(33,954,396)	(2,310,431)	$(29,329,894)	(2,059,084)	$(21,382,893)	(1,428,430)	$(15,770,930)

Net change
Class A	(1,900,410)	$(22,581,306)	1,728,704	$21,896,574	(1,326,889)	$(13,615,189)	1,337,303	$14,750,781
Class B	(98,313)	(1,176,065)	47,217	586,990	(32,718)	(327,714)	13,249	144,913
	(1,998,723)	$(23,757,371)	1,775,921	$22,483,564	(1,359,607)	$(13,942,903)	1,350,552	$14,895,694

Notes to Financial Statements (unaudited) – continued

	Virginia Fund				West Virginia Fund
	Six months ended 9/30/13		Year ended 3/31/13		Six months ended 9/30/13		Year ended 3/31/13
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	2,708,371	$29,968,677	3,267,014	$38,443,282	203,826	$2,298,625	1,293,968	$15,137,213
Class B	1,545	16,783	20,125	237,791	4,415	51,679	9,245	108,391
Class C	89,166	1,016,072	637,917	7,521,087	—	—	—	—
	2,799,082	$31,001,532	3,925,056	$46,202,160	208,241	$2,350,304	1,303,213	$15,245,604

Shares issued to shareholders in reinvestment of distributions
Class A	385,910	$4,306,217	714,616	$8,415,159	196,597	$2,178,309	347,667	$4,069,651
Class B	2,946	32,854	6,307	74,172	1,504	16,661	3,240	37,906
Class C	33,438	372,585	56,099	660,306	—	—	—	—
	422,294	$4,711,656	777,022	$9,149,637	198,101	$2,194,970	350,907	$4,107,557

Shares reacquired
Class A	(6,255,413)	$(69,551,017)	(2,811,966)	$(33,066,376)	(1,054,389)	$(11,695,346)	(960,701)	$(11,232,675)
Class B	(56,656)	(628,429)	(61,646)	(723,557)	(32,689)	(356,487)	(42,724)	(499,174)
Class C	(463,080)	(5,170,273)	(446,987)	(5,258,423)	—	—	—	—
	(6,775,149)	$(75,349,719)	(3,320,599)	$(39,048,356)	(1,087,078)	$(12,051,833)	(1,003,425)	$(11,731,849)

Net change
Class A	(3,161,132)	$(35,276,123)	1,169,664	$13,792,065	(653,966)	$(7,218,412)	680,934	$7,974,189
Class B	(52,165)	(578,792)	(35,214)	(411,594)	(26,770)	(288,147)	(30,239)	(352,877)
Class C	(340,476)	(3,781,616)	247,029	2,922,970	—	—	—	—
	(3,553,773)	$(39,636,531)	1,381,479	$16,303,441	(680,736)	$(7,506,559)	650,695	$7,621,312

(6)	Line of Credit

Each fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended September 30, 2013, each fund’s commitment fee and interest expense were as follows, and are included in “Miscellaneous” expense in the Statements of Operations:

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Commitment Fee	$356	$693	$1,423	$476	$667	$397	$1,116	$461
Interest Expense	—	—	—	—	—	—	—	—

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds - Affiliated Issuers

An affiliated issuer of a fund may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the MFS Institutional Money Market Portfolio to be an affiliated issuer. Each fund’s transactions in the MFS Institutional Money Market Portfolio for the six months ended September 30, 2013, are as follows:

	Underlying Affiliated Fund - MFS Institutional Money Market Portfolio
	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
Mississippi Fund	361,850	19,811,242	(19,001,455)	1,171,637
New York Fund	4,835,359	37,782,268	(38,332,082)	4,285,545
North Carolina Fund	2,618,244	68,251,024	(67,487,185)	3,382,083
Pennsylvania Fund	4,870,172	23,804,933	(27,842,180)	832,925
South Carolina Fund	7,947,671	35,638,456	(41,645,950)	1,940,177
Tennessee Fund	5,367,445	22,213,355	(25,631,950)	1,948,850
Virginia Fund	3,198,956	52,195,909	(51,089,255)	4,305,610
West Virginia Fund	3,831,989	18,581,771	(19,288,734)	3,125,026

	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
Mississippi Fund	$—	$—	$548	$1,171,637
New York Fund	—	—	2,864	4,285,545
North Carolina Fund	—	—	2,757	3,382,083
Pennsylvania Fund	—	—	2,010	832,925
South Carolina Fund	—	—	1,789	1,940,177
Tennessee Fund	—	—	1,540	1,948,850
Virginia Fund	—	—	1,882	4,305,610
West Virginia Fund	—	—	1,604	3,125,026

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of each Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2013 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Funds and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Funds’ investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for each Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Funds.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Funds for various time periods ended December 31, 2012 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Funds’ advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Funds, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Funds and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Funds and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed each Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of each Fund’s Class A shares in comparison to the performance of funds in its respective Lipper performance universe over the three-year period ended December 31, 2012, which the Trustees believed was a long enough period to reflect differing market conditions. See below for a description of the performance information considered by the Trustees.

In assessing the reasonableness of each Fund’s advisory fee, the Trustees considered, among other information, each Fund’s advisory fee and the total expense ratio of each Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered whether the Funds were subject to any fee waivers or reductions or expense limitations. See below for a description of the fee information considered by the Trustees.

The Trustees also considered the advisory fees charged by MFS to any comparable institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Funds in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Funds, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Funds are subject in comparison to institutional accounts.

Board Review of Investment Advisory Agreement – continued

The Trustees also considered whether each Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that each Fund’s advisory fee rate schedule is not subject to any breakpoints. Taking into account the information noted below, the Trustees determined not to recommend any advisory fee breakpoints for the Funds at this time. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Funds, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling each Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the group fee waiver was sufficient to allow each Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to each Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to each Fund represent reasonable compensation in light of the services being provided by MFS to the Funds.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc. (“MFD”), an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Funds’ portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Funds.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that each Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2013.

MFS Mississippi Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for the three-year period ended December 31, 2012 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2012 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFD currently observes a Class A 12b-1 fee waiver, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Lipper expense group median.

MFS New York Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for the three-year period ended December 31, 2012 (the 1st quintile being the best performers and the 5th quintile being the worst

Board Review of Investment Advisory Agreement – continued

performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one- and five-year periods ended December 31, 2012 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Lipper expense group median, and the Fund’s total expense ratio was higher than the Lipper expense group median.

MFS North Carolina Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for the three-year period ended December 31, 2012 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2012 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Lipper expense group median.

MFS Pennsylvania Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2012 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2012 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFD currently observes a Class A 12b-1 fee waiver, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Lipper expense group median.

MFS South Carolina Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for the three-year period ended December 31, 2012 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one- and five-year periods ended December 31, 2012 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course

Board Review of Investment Advisory Agreement – continued

of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Lipper expense group median, and the Fund’s total expense ratio was higher than the Lipper expense group median.

MFS Tennessee Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2012 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for each of the one- and five-year periods ended December 31, 2012 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Lipper expense group median, and the Fund’s total expense ratio was higher than the Lipper expense group median.

MFS Virginia Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for the three-year period ended December 31, 2012 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2012 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Lipper expense group median, and the Fund’s total expense ratio was higher than the Lipper expense group median.

MFS West Virginia Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2012 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for each of the one- and five-year periods ended December 31, 2012 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

Board Review of Investment Advisory Agreement – continued

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Lipper expense group median, and the Fund’s total expense ratio was higher than the Lipper expense group median.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

Each fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. Each fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of each fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about each fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

Each fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of each fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT US

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

September 30, 2013

MFS® MUNICIPAL INCOME FUND

LMB-SEM

MFS® MUNICIPAL INCOME FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

The global economy is trending toward growth again. The eurozone has emerged from its 18-month-long recession. However, unemployment in the region persists at historically high levels. The U.K. economy is on the rebound. China’s gauges of economic activity are pointing toward expansion, and improving month by month. And the Japanese government’s and central bank’s aggressive program of monetary easing is showing signs of success.

The U.S. Federal Reserve’s expected tapering of its bond-buying stimulus program — telegraphed in the spring and delayed in September — has weighed on global markets. Emerging markets have borne much of the brunt, with currency values dropping and nervous investors seeking safety elsewhere. The greatest threat to global economic recovery appears to be the possibility of a protracted U.S. government shutdown or slowdown — or, worse, a debt default prompted by a failure to raise the country’s debt ceiling.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

November 15, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	14.2%
Universities – Colleges	9.3%
General Obligations – General Purpose	8.9%
Water & Sewer Utility Revenue	7.3%
Utilities – Municipal Owned	5.6%

Composition including fixed income credit quality (a)(i)
AAA	9.0%
AA	28.2%
A	28.1%
BBB	20.0%
BB	4.0%
B	4.2%
C	0.2%
Not Rated	2.9%
Cash & Other	3.4%

Portfolio facts (i)
Average Duration (d)	9.0
Average Effective Maturity (m)	16.7 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

2

Portfolio Composition – continued

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Percentages are based on net assets as of 9/30/13.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, April 1, 2013 through September 30, 2013

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2013 through September 30, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/13	Ending Account Value 9/30/13	Expenses Paid During Period (p) 4/01/13-9/30/13
A	Actual	0.76%	$1,000.00	$947.10	$3.71
	Hypothetical (h)	0.76%	$1,000.00	$1,021.26	$3.85
B	Actual	1.51%	$1,000.00	$944.71	$7.36
	Hypothetical (h)	1.51%	$1,000.00	$1,017.50	$7.64
C	Actual	1.51%	$1,000.00	$943.70	$7.36
	Hypothetical (h)	1.51%	$1,000.00	$1,017.50	$7.64
I	Actual	0.51%	$1,000.00	$948.19	$2.49
	Hypothetical (h)	0.51%	$1,000.00	$1,022.51	$2.59
A1	Actual	0.51%	$1,000.00	$948.35	$2.49
	Hypothetical (h)	0.51%	$1,000.00	$1,022.51	$2.59
B1	Actual	1.27%	$1,000.00	$945.88	$6.20
	Hypothetical (h)	1.27%	$1,000.00	$1,018.70	$6.43

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Expense ratios include 0.02% of investment related expenses from inverse floaters that are outside of the expense cap arrangement (See Note 3 of the Notes to Financial Statements).

5

PORTFOLIO OF INVESTMENTS

9/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 95.2%
Issuer	Shares/Par	Value ($)
Airport Revenue - 2.3%
Atlanta, GA, Airport Rev., “B”, 5%, 2025	$1,415,000	$1,586,201
Atlanta, GA, Airport Rev., “B”, 5%, 2026	800,000	890,704
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 2035	7,125,000	7,374,731
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 2028	1,930,000	1,983,963
Guam International Airport Authority Rev., “C”, 5%, 2016	360,000	383,022
Guam International Airport Authority Rev., “C”, 5%, 2017	600,000	640,890
Houston, TX, Airport System Rev., “B”, 5%, 2026	1,855,000	2,029,055
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 2031	2,310,000	2,332,638
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 2029	2,990,000	3,187,250
Massachusetts Port Authority Rev., “A”, 5%, 2037	470,000	474,940
Miami-Dade County, FL, Aviation Rev., “B”, AGM, 5%, 2035	5,885,000	5,985,692
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2036	2,315,000	2,506,265
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 2024	500,000	552,315
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 2025	1,500,000	1,627,545
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 2028	6,000,000	6,250,320
San Jose, CA, Airport Rev., “A-2”, 5.25%, 2034	7,570,000	7,813,376

		$45,618,907
General Obligations - General Purpose - 8.8%
Arkansas Federal Highway Grant Anticipation & Tax Rev., 5%, 2020	$3,970,000	$4,721,243
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “C”, 5%, 2029	9,145,000	9,782,498
Commonwealth of Massachusetts, “A”, 5%, 2017	10,000,000	11,388,800
Commonwealth of Massachusetts, “A”, AMBAC, 5.5%, 2030	5,000,000	6,013,800
Commonwealth of Puerto Rico, “A”, ETM, FGIC, 5.5%, 2015 (c)	5,585,000	6,080,669
Detroit, MI, 5.25%, 2035	5,000,000	4,617,200
Guam Government, “A”, 7%, 2039	910,000	965,000
Luzerne County, PA, AGM, 6.75%, 2023	1,200,000	1,346,868
Massachusetts Bay Transportation Authority, “A”, 7%, 2021	3,245,000	4,063,551
Massachusetts Bay Transportation Authority, “A”, ETM, 7%, 2021 (c)	4,700,000	5,262,449

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
General Obligations - General Purpose - continued
New York, NY, “B”, 5%, 2020	$10,730,000	$12,594,981
New York, NY, “J-4”, FRN, 0.62%, 2025	1,715,000	1,706,048
Philadelphia, PA, Redevelopment Authority Rev., BAM, 5%, 2024	1,900,000	2,066,269
Providence, RI, “A”, 5%, 2025	1,345,000	1,405,875
State of California, 5%, 2024	4,365,000	4,938,430
State of California, 5.25%, 2028	2,965,000	3,248,306
State of California, 6.5%, 2033	4,000,000	4,748,880
State of California, 6%, 2039	3,000,000	3,446,250
State of Hawaii, “DZ”, 5%, 2031	2,230,000	2,408,021
State of Illinois, 5%, 2025	1,060,000	1,096,634
State of Illinois, 5.5%, 2033	1,395,000	1,409,550
State of Illinois, 5.5%, 2038	6,850,000	6,776,294
State of Louisiana, “C”, 5%, 2026	4,380,000	4,961,401
State of Maryland, “B”, 4.5%, 2017	25,000,000	28,358,250
State of Maryland, “C”, 5%, 2019	6,890,000	8,188,765
State of Washington, “A”, 5%, 2033	5,000,000	5,336,250
Washington Motor Vehicle Fuel Tax, “B”, NATL, 5%, 2032 (u)	25,010,000	26,713,181

		$173,645,463
General Obligations - Schools - 4.3%
Chesterfield County, SC, School District, 5%, 2025	$2,250,000	$2,562,548
Chicago, IL, Board of Education, NATL, 6.25%, 2015	10,745,000	11,137,300
Clovis, CA, Unified School District (Election of 2004), Capital Appreciation, “A”, 0%, 2025	7,365,000	4,391,381
Dallas, TX, Independent School District, 5%, 2023	6,000,000	7,091,880
Denver, CO, City & County School District No. 1, 5%, 2024	10,000,000	11,469,000
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2030	4,495,000	1,882,371
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2031	4,015,000	1,571,873
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2033	2,785,000	957,121
Florida Board of Education, Capital Outlay, “E”, 5%, 2023	250,000	286,678
Florida Board of Education, Capital Outlay, ETM, 9.125%, 2014 (c)	585,000	619,187
Frisco, TX, Independent School District, School Building, “B”, PSF, 3%, 2042	435,000	313,135
Hartnell, CA, Community College District (Election of 2002), Capital Appreciation, “D”, 0%, 2039	9,645,000	1,782,300
Knox County, KY, SYNCORA, 5.5%, 2014 (c)	640,000	678,387
Knox County, KY, SYNCORA, 5.625%, 2014 (c)	1,150,000	1,220,645

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
General Obligations - Schools - continued
Lancaster, TX, Independent School District, Capital Appreciation, AGM, 0%, 2014 (c)	$2,000,000	$911,300
Lancaster, TX, Independent School District, Capital Appreciation, AGM, 0%, 2014 (c)	2,250,000	1,090,305
Los Angeles, CA, Unified School District, “D”, 5%, 2034	825,000	856,193
Merced, CA, Union High School District, Capital Appreciation, “A”, ASSD GTY, 0%, 2030	580,000	242,887
Monongalia County, WV, Board of Education, 5%, 2029	2,445,000	2,622,825
Monongalia County, WV, Board of Education, 5%, 2031	675,000	714,535
Monongalia County, WV, Board of Education, 5%, 2033	965,000	1,012,295
Mt. San Antonio, CA, Community College District, Convertible Capital Appreciation, 0%, 2028	1,860,000	1,219,360
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2024	2,900,000	1,785,472
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2027	1,930,000	972,315
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2029	3,915,000	1,713,282
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2030	4,335,000	1,759,707
Reading, PA, School District, “A”, 5%, 2020	1,000,000	1,095,590
San Marcos, TX, Independent School District, PSF, 5.625%, 2014 (c)	2,000,000	2,090,200
San Marcos, TX, Independent School District, PSF, 5.625%, 2014 (c)	2,000,000	2,090,200
San Mateo County, CA, Community College District (Election of 2005), Capital Appreciation, “A”, NATL, 0%, 2026	5,100,000	3,016,140
Schertz-Cibolo-Universal City, TX, Independent School District, PSF, 5%, 2036	10,000,000	10,545,300
Sunnyvale, TX, Independent School District, PSF, 5.25%, 2014 (c)	1,900,000	1,935,150
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, ASSD GTY, 0%, 2029	3,440,000	1,498,464
Whittier, CA, Union High School District, Capital Appreciation, 0%, 2034	2,005,000	595,325

		$83,730,651
Healthcare Revenue - Hospitals - 14.0%
Baxter County, AR, Hospital Rev., 5.375%, 2014	$5,000	$5,016
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	1,320,000	1,394,844
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	2,580,000	2,780,672

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
California Health Facilities Financing Authority Rev. (Sutter Health), “D”, 5.25%, 2031	$5,000,000	$5,307,050
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 5.75%, 2038	2,640,000	2,815,877
Citrus County, FL, Hospital Rev. (Citrus Memorial Hospital), 6.25%, 2023	330,000	324,499
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	3,550,000	3,658,098
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	4,850,000	4,859,118
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, AGM, 5.25%, 2034	5,000,000	5,097,450
Grundy County, MO, Industrial Development Authority, Health Facilities Rev. (Wright Memorial Hospital), 6.75%, 2034	1,410,000	1,492,739
Harris County, TX, Cultural Education Facilities Finance Corp. Medical Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	8,235,000	8,891,741
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7%, 2018 (c)	1,795,000	2,288,625
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2018 (c)	2,050,000	2,639,150
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Texas Children’s Hospital Project), “A”, ETM, 5.375%, 2015 (c)	4,300,000	4,315,910
Harrison County, TX, Health Facilities Development Corp., Hospital Rev. (Good Shepherd Health System), 5.25%, 2028	5,000,000	4,849,850
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), RIBS, FRN, AGM, 11.249%, 2027 (p)	4,500,000	5,589,450
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), “A”, 5.625%, 2018 (c)	300,000	360,834
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), ETM, NATL, 6.5%, 2019 (c)	1,000,000	1,180,930
Illinois Finance Authority Rev. (Edward Hospital), “A”, AMBAC, 5.5%, 2040	3,040,000	3,153,301
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 2028	2,990,000	3,178,848
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7%, 2029	2,975,000	3,405,334
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7.125%, 2037	2,445,000	2,782,337

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	$3,685,000	$4,430,881
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 2043	6,315,000	6,473,507
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	6,900,000	7,579,788
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 2038	1,500,000	1,618,455
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	2,455,000	2,657,734
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “A”, 5.5%, 2030	2,975,000	3,021,678
Indiana Finance Authority, Hospital Rev. (Deaconess Hospital, Inc.), “A”, 6.75%, 2039	3,000,000	3,293,670
Indiana Health & Educational Facilities Authority, Hospital Rev. (Deaconess Hospital), “A”, AMBAC, 5.375%, 2014 (c)	2,640,000	2,696,100
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “B”, 5%, 2033	2,490,000	2,507,505
Iowa Finance Authority Rev. (Iowa Health System Obligated Group), “A”, 5.25%, 2044	3,000,000	3,039,690
Jefferson Parish, LA, Hospital Rev., Hospital Service District No. 1 (West Jefferson Medical Center), “B”, AGM, 5.25%, 2028	1,980,000	2,049,597
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	3,355,000	3,554,958
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 2024	2,305,000	2,555,484
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 2027	770,000	844,405
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6%, 2030	640,000	667,366
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	4,445,000	4,646,492
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 2037	585,000	578,618
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 2042	1,170,000	1,133,730
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), Capital Appreciation, “A”, 0%, 2035	3,205,000	1,048,356
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), Capital Appreciation, “A”, 0%, 2036	2,010,000	609,090

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 5.9%, 2028	$1,700,000	$1,601,043
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	2,745,000	2,687,959
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	4,655,000	4,658,817
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	310,000	293,610
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital), 5.75%, 2013 (c)	1,000,000	1,006,430
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System, Inc.), “A”, 6.75%, 2039	1,510,000	1,745,424
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “L”, 5%, 2031	2,780,000	2,944,409
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “L”, 5%, 2036	1,670,000	1,706,439
Mecosta County, MI, General Hospital Rev., 6%, 2018	190,000	190,213
Miami-Dade County, FL, Health Facilities Authority, Hospital Rev. (Variety Children’s Hospital), “A”, 6.125%, 2042	2,240,000	2,396,083
Michigan Finance Authority Rev. (Trinity Health Corp.), 5%, 2035	3,195,000	3,252,638
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	1,270,000	1,366,672
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	7,165,000	7,312,384
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 6%, 2014 (c)	750,000	760,433
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 2032	610,000	615,289
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2033	645,000	554,474
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2044	2,395,000	1,905,486
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2048	645,000	499,688
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	4,610,000	4,887,845
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	485,000	505,608
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2036	565,000	517,399
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 2030	1,475,000	1,647,649

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	$1,395,000	$1,512,919
Ohio Higher Educational Facility Commission (University Hospital Health System), “A”, 6.75%, 2015 (c)	6,000,000	6,496,920
Orange County, FL, Health Facilities Authority Rev. (Orlando Health, Inc.), “A”, 5%, 2042	1,980,000	1,935,529
Orange County, FL, Health Facilities Authority, Hospital Rev. (Orlando Regional Healthcare), “C”, 5.25%, 2035	1,000,000	1,043,200
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	2,210,000	2,275,129
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 2039	7,645,000	8,338,325
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 2039	4,715,000	5,077,678
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	2,325,000	2,792,511
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.625%, 2031	1,095,000	1,130,139
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2038	4,195,000	4,318,417
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.625%, 2025	1,000,000	1,031,090
South Broward, FL, Hospital District Rev., 5%, 2036	500,000	502,825
South Dakota Health & Educational Facilities Authority Rev. (Avera Health), “A”, 5%, 2042	1,205,000	1,199,445
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 2029	1,025,000	1,106,867
St. Louis Park, MN, Health Care Facilities Rev. (Nicollet Health Services), 5.75%, 2039	6,445,000	6,778,400
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2026	3,135,000	3,165,974
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2046 (a)(d)	2,000,000	4,980
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), 6.25%, 2020	3,300,000	3,305,082
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Regional Medical Center), NATL, 6.625%, 2013	170,000	171,906
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	1,715,000	1,610,694
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	1,165,000	1,096,813

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Upland, CA, COP (San Antonio Community Hospital), 6.375%, 2032	$2,075,000	$2,328,067
Upland, CA, COP (San Antonio Community Hospital), 6.5%, 2041	915,000	1,004,460
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	1,450,000	1,609,529
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	3,690,000	4,027,266
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 2036	5,285,000	5,772,911
Washington Health Care Facilities Authority Rev. (Providence Health & Services), “A”, 5%, 2027	14,095,000	15,452,208
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 2042	3,955,000	4,080,334
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	2,110,000	2,034,399
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 2026	2,215,000	2,291,307
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 2028	665,000	676,531
Wisconsin Health & Educational Facilities Authority Rev. (Mercy Alliance), 5%, 2039	1,815,000	1,778,882
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2014 (c)	1,730,000	1,771,641
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	1,220,000	1,336,217
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2018	1,500,000	1,591,995
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	4,155,000	4,111,996
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	1,360,000	1,329,563

		$274,526,918
Healthcare Revenue - Long Term Care - 3.2%
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.25%, 2033	$965,000	$959,528
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.375%, 2043	965,000	949,145
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 8%, 2036 (a)(d)	1,595,000	15,950
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 2039	1,050,000	1,074,171

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 2043	$1,195,000	$1,198,872
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 2030	715,000	737,415
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 2040	505,000	518,140
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 2029	830,000	879,991
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.375%, 2039	5,045,000	5,325,401
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 2029	375,000	419,790
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 2044	1,100,000	1,236,257
Illinois Finance Authority Rev. (Christian Homes, Inc.), 5.5%, 2023	3,355,000	3,408,143
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4.75%, 2033	2,145,000	1,840,324
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 2037	3,285,000	3,102,485
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.125%, 2043	1,500,000	1,275,300
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 2035	1,945,000	1,864,030
Indiana Finance Authority Rev. (BHI Senior Living), “A”, 6%, 2041	2,840,000	2,801,802
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 2025	1,205,000	1,214,339
Johnson City, TN, Health & Educational Facilities Board Rev. (Appalachian Christian Village Foundation, Inc.), 4%, 2023	1,130,000	1,078,822
Johnson City, TN, Health & Educational Facilities Board Rev. (Appalachian Christian Village Foundation, Inc.), 5%, 2034	1,500,000	1,405,215
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 2041	2,225,000	2,382,330
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.25%, 2033	275,000	262,578
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 2043	435,000	409,870
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.375%, 2030	1,915,000	2,024,710
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.625%, 2040	2,770,000	2,935,147
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 2039	1,750,000	1,676,028

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
St. John’s County, FL, Industrial Development Authority (Bayview Project), “A”, 5.2%, 2027	$150,000	$123,702
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 2045	6,795,000	6,919,824
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.125%, 2029	395,000	407,443
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.375%, 2044	3,100,000	3,156,947
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 2044	4,500,000	4,770,900
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	735,000	806,545
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	2,575,000	2,797,017
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	430,000	455,662
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	1,390,000	1,471,690

		$61,905,513
Industrial Revenue - Airlines - 1.2%
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 2029	$1,295,000	$1,502,653
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 2035	970,000	1,046,620
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 2032	3,975,000	3,556,910
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032	615,000	582,387
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc. Terminal E Project), 6.75%, 2029	570,000	572,525
Los Angeles, CA, Regional Airports Improvement Corp. Lease Rev. (American Airlines, Inc.), “C”, 7.5%, 2024	1,435,000	1,457,673
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 2019	1,595,000	1,501,693
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 2029 (b)	3,405,000	3,112,374
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport Project), 7.625%, 2025	3,375,000	3,789,619

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Industrial Revenue - Airlines - continued
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport Project), 7.75%, 2031	$1,190,000	$1,322,626
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport Project), “B”, 8.5%, 2028	1,875,000	1,987,594
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 2035	1,910,000	1,709,851
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 2035	1,440,000	1,287,490

		$23,430,015
Industrial Revenue - Chemicals - 1.1%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “A”, 5.95%, 2033	$7,310,000	$7,642,240
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 2032	1,600,000	1,678,624
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A”, 6.5%, 2029	1,400,000	1,537,900
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A-2”, 6.5%, 2035	6,000,000	6,405,420
Michigan Strategic Fund Ltd. Obligation Rev. (Dow Chemical Co.), 6.25%, 2014	2,870,000	2,964,911
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 2030	1,200,000	1,200,492

		$21,429,587
Industrial Revenue - Environmental Services - 0.6%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 2023 (b)	$950,000	$1,043,528
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “C”, 5.125%, 2023	1,665,000	1,684,148
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 2018	1,960,000	2,181,304
Gulf Coast Waste Disposal Authority (Waste Management, Inc.), 5.2%, 2028	300,000	302,292
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “A”, 4.875%, 2027	2,380,000	2,148,783
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “C”, 5.25%, 2042	1,150,000	964,517
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 2042	1,170,000	981,291

16

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Industrial Revenue - Environmental Services - continued
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.75%, 2036 (b)	$1,805,000	$1,730,219

		$11,036,082
Industrial Revenue - Other - 0.4%
California Statewide Communities, Development Authority Environmental Facilities (Microgy Holdings Project), 9%, 2038 (a)(d)	$126,224	$1,262
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings Project), 7%, 2036 (a)(d)	116,013	1,160
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	215,000	202,020
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5%, 2019	1,435,000	1,397,819
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5.5%, 2022	1,065,000	1,027,789
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5.25%, 2025	4,065,000	3,770,979
Peninsula Ports Authority, VA, Coal Terminal Rev. (Dominion Terminal Associates), 6%, 2033	470,000	471,763

		$6,872,792
Industrial Revenue - Paper - 0.4%
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia-Pacific Corp.), 5.75%, 2028	$1,760,000	$1,810,354
Jay, ME, Solid Waste Disposal Rev. (International Paper Co.), “A”, 5.125%, 2018	1,500,000	1,502,475
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 2022	110,000	123,486
Phenix City, AL, Industrial Development Board Environmental Improvement Rev. (MeadWestvaco Coated Board Project), “A”, 4.125%, 2035	1,950,000	1,465,952
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	2,055,000	2,073,659
Sabine River, LA, Water Facilities Authority Rev. (International Paper Co.), 6.2%, 2025	1,250,000	1,254,825
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019 (a)(d)	529,028	53

		$8,230,804
Miscellaneous Revenue - Entertainment & Tourism - 1.0%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 2030	$2,015,000	$2,122,319

17

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Miscellaneous Revenue - Entertainment & Tourism - continued
Harris County, Houston, TX, Sports Authority, Special Rev., “A”, NATL, 5%, 2025	$2,460,000	$2,443,100
Louisiana Stadium & Exposition District Rev., “A”, 5%, 2020	665,000	756,072
Louisiana Stadium & Exposition District Rev., “A”, 5%, 2021	830,000	939,626
Louisiana Stadium & Exposition District Rev., “A”, 5%, 2022	500,000	562,465
Louisiana Stadium & Exposition District Rev., “A”, 5%, 2023	1,325,000	1,484,345
Louisiana Stadium & Exposition District Rev., “A”, 5%, 2024	1,270,000	1,410,564
Louisiana Stadium & Exposition District Rev., “A”, 5%, 2025	1,000,000	1,094,350
Louisiana Stadium & Exposition District Rev., “A”, 5%, 2026	2,000,000	2,159,960
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.75%, 2022 (n)	2,850,000	3,028,125
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.5%, 2024 (n)	2,000,000	2,098,440
Seneca Nation of Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 2023 (n)	670,000	663,648

		$18,763,014
Miscellaneous Revenue - Other - 2.0%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2017	$995,000	$1,046,979
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2019	1,375,000	1,445,964
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2020	1,120,000	1,162,134
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	2,230,000	2,250,984
Capital Trust Agency Rev. (Aero Miami FX LLC), “A”, 5.35%, 2029	3,790,000	3,875,730
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 2032	945,000	949,045
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 2033	470,000	469,962
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 2043	1,890,000	1,896,615
Citizens Property Insurance Corp., “A-1”, 5.25%, 2017	750,000	842,393
Cleveland-Cuyahoga County, OH, Port Authority Rev., 7%, 2040	1,105,000	1,171,156
District of Columbia Rev. (American Society Hematology), 5%, 2036	760,000	771,240
District of Columbia Rev. (American Society Hematology), 5%, 2042	985,000	987,000
Florida Citizens Property Insurance Corp., “A-1”, 5%, 2019	505,000	572,099
Hardeman County, TN, Correctional Facilities Corp. (Corrections Corp. of America), 7.375%, 2017	355,000	355,071

18

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Miscellaneous Revenue - Other - continued
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (YMCA Greater Houston Area) , 5%, 2033	$230,000	$217,325
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (YMCA Greater Houston Area), 5%, 2028	245,000	238,530
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (YMCA Greater Houston Area), 5%, 2038	180,000	164,074
Indiana Finance Authority Rev., (Ohio River Bridges East End Crossing Project), “A”, 5%, 2035	2,190,000	2,036,174
Indiana Finance Authority Rev., (Ohio River Bridges East End Crossing Project), “A”, 5%, 2040	5,370,000	4,802,713
Massachusetts Port Authority Facilities Rev. (Conrac Project), “A”, 5.125%, 2041	465,000	472,538
Miami-Dade County, FL, Special Obligation, “B”, 5%, 2035	2,415,000	2,455,234
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “A”, NATL, 0%, 2032	2,000,000	697,940
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 2030	1,810,000	2,039,092
New York Liberty Development Corp., Liberty Rev. (World Trade Center Project), 5%, 2031	2,300,000	2,380,523
Oklahoma Industries Authority Rev. (Oklahoma Medical Research Foundation Project), 5.5%, 2029	4,400,000	4,721,684
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 2040	415,000	439,734
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 2025	150,000	141,969

		$38,603,902
Multi-Family Housing Revenue - 1.5%
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), AGM, 5%, 2035	$1,045,000	$1,036,734
Bexar County, TX, Housing Finance Corp., Multifamily Housing Rev. (GNMA College Management-Wurzbach Project), “A”, 4.95%, 2040	6,685,000	6,748,641
Hawaii Housing & Community Development Corp., HI, Rental Housing System Rev., “A”, 4.65%, 2029	7,795,000	7,848,708
Hawaii Housing & Community Development Corp., HI, Rental Housing System Rev., “A”, 4.75%, 2033	9,390,000	9,456,481
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 2039 (b)	1,375,000	1,337,408
Michigan Housing Development Authority, GNMA, 5.2%, 2038	1,200,000	1,201,512
MuniMae TE Bond Subsidiary LLC, “A-2”, 4.9%, 2049 (z)	2,000,000	1,974,640

		$29,604,124

19

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Port Revenue - 0.5%
Alameda Corridor Transportation Authority, California Rev., “A”, AGM, 5%, 2028	$985,000	$1,054,590
Louisiana Offshore Terminal Authority Deepwater Port Rev. (LOOP LLC Project), 1.375%, 2037 (b)	1,885,000	1,837,498
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.375%, 2025	795,000	831,809
Port Authority of NY & NJ (170th Series), 4%, 2034	2,910,000	2,568,541
Port of Oakland, CA, Rev., “P”, 5%, 2033	1,000,000	1,004,110
Seattle, WA, Port Rev., “B”, 5%, 2024	3,000,000	3,288,900

		$10,585,448
Sales & Excise Tax Revenue - 5.4%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2029	$1,755,000	$1,857,474
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2031	655,000	684,108
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2040	4,685,000	4,771,813
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 2030	6,150,000	6,454,610
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2034	5,000,000	5,063,300
Illinois Sales Tax Rev., “P”, ETM, 6.5%, 2022 (c)	5,000,000	5,912,150
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 2024	9,445,000	11,293,292
Massachusetts Bay Transportation Authority, Sales Tax Rev., Capital Appreciation, “A-2”, 0%, 2028	6,930,000	3,587,522
Massachusetts School Building Authority, Sales Tax Rev., “A”, 5%, 2026	12,500,000	14,142,125
Metropolitan Atlanta, GA, Rapid Transit Authority Rev., 6.25%, 2018	3,125,000	3,418,844
Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. (McCormick Place), “B”, AGM, 5%, 2050 (u)	20,000,000	19,346,200
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2019 (c)	45,000	54,839
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2037	760,000	610,812
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.75%, 2037	4,545,000	3,758,670
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2042	1,445,000	1,137,938
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 6%, 2042	165,000	134,777

20

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Sales & Excise Tax Revenue - continued
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.375%, 2038	$605,000	$484,545
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2040	4,970,000	4,361,871
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	6,455,000	4,912,836
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	2,345,000	1,383,104
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	280,000	64,294
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Convertible Capital Appreciation, “A”, 0% to 2016, 6.75% to 2032	4,190,000	3,109,860
Riverside County Transportation Commission Sales Tax Rev. ( Limited Tax), “A”, 5.25%, 2039	4,655,000	4,955,853
State of Illinois, “B”, 5.25%, 2034	1,275,000	1,333,599
Volusia County, FL, Tourist Development Tax Rev., AGM, 5%, 2034	815,000	835,693
Wyandotte County/Kansas City, KS, Unified Government Special Obligation Rev., Capital Appreciation, “B”, 0%, 2021	3,250,000	2,135,608

		$105,805,737
Single Family Housing - Local - 0.5%
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 5.5%, 2038	$430,000	$443,601
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 5.75%, 2042	620,000	640,224
Denver, CO, Single Family Mortgage Rev., GNMA, 7.3%, 2031	40,000	40,268
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Sub-Series 2, GNMA, 6.5%, 2023	35,000	35,379
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Sub-Series 3, GNMA, 5.3%, 2028	225,000	226,247
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Sub-Series 3, GNMA, 5.4%, 2029	150,000	150,156
Nortex, TX, Housing Finance Corp., Single Family Mortgage Rev., “A”, GNMA, 5.5%, 2038	1,460,000	1,495,960
Oklahoma County, OK, Home Finance Authority, Single Family Mortgage Rev., “A”, GNMA, 5.4%, 2038	690,000	696,541
Permian Basin Housing Finance Corp., TX, Single Family Mortgage Backed Securities (Mortgage Backed Project) “A”, GNMA, 5.65%, 2038	1,070,000	1,099,489
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.9%, 2035	300,000	310,539

21

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Single Family Housing - Local - continued
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.25%, 2035	$95,000	$98,681
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.8%, 2036	1,265,000	1,312,678
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-1”, GNMA, 5.75%, 2037	95,000	99,512
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-3”, GNMA, 6%, 2035	465,000	488,348
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-3”, GNMA, 5.5%, 2037	450,000	474,512
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-4”, GNMA, 5.85%, 2037	110,000	110,547
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.8%, 2027	245,000	245,456
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.7%, 2036	1,270,000	1,337,031
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.9%, 2037	140,000	142,817
Sedgwick & Shawnee Counties, KS, Single Family Mortgage Rev., “A”, GNMA, 5.45%, 2038	1,055,000	1,102,781

		$10,550,767
Single Family Housing - State - 1.4%
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 2023	$6,180,000	$6,188,961
California Housing Finance Agency Rev. (Home Mortgage), “G”, 5.5%, 2042	1,395,000	1,430,405
California Housing Finance Agency Rev. (Home Mortgage), “L”, 5.45%, 2033	6,600,000	6,622,110
California Housing Finance Agency Rev. (Home Mortgage), “L”, FNMA, 5.5%, 2038	1,270,000	1,270,381
Delaware Housing Authority Rev. (Single Family), “C”, 6.25%, 2037	350,000	366,496
Florida Housing Finance Corp. Rev. (Homeowner Mortgage), “1”, GNMA, 4.8%, 2031	430,000	431,109
Georgia Housing & Finance Authority Rev., 3%, 2043	1,500,000	1,538,055
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “B-2”, 4.5%, 2024	6,535,000	6,568,655
New Hampshire Housing Finance Authority Rev., “B”, 6.5%, 2035	30,000	30,128
New Mexico Mortgage Finance Authority Rev., GNMA, 5.95%, 2037	480,000	496,742
New Mexico Mortgage Finance Authority Rev., “I”, GNMA, 5.75%, 2038	705,000	721,518

22

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Single Family Housing - State - continued
Oregon Health & Community Services (Single Family Mortgage), “B”, 6.25%, 2031	$375,000	$382,298
Texas Affordable Housing Corp. (Single Family Mortgage), “B”, GNMA, 5.25%, 2039	330,000	334,178
Vermont Housing Finance Agency, Multi-Purpose Rev., “C”, 4%, 2043	1,500,000	1,562,820

		$27,943,856
Solid Waste Revenue - 0.3%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 2019	$1,950,000	$1,950,644
Palm Beach County, FL, Solid Waste Authority Rev. Improvement, BHAC, 5%, 2027	295,000	325,108
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 2032	3,110,000	3,066,398

		$5,342,150
State & Agency - Other - 0.1%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	$1,200,000	$999,312
Massachusetts Development Finance Agency (Visual & Performing Arts), 6%, 2021	1,000,000	1,158,910

		$2,158,222
State & Local Agencies - 3.2%
Alabama Incentives Financing Authority Special Obligation, “A”, 5%, 2037	$700,000	$708,001
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 2030	2,950,000	3,262,435
Colorado State University Board of Governors, System Enterprise Rev., “B”, 5%, 2025	3,000,000	3,490,890
Commonwealth of Pennsylvania, Public School Building Authority Rev., Capital Appreciation, 0%, 2029	2,075,000	939,332
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 2028	1,870,000	1,936,740
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 2018	7,840,000	8,789,346
Delaware Valley, PA, Regional Finance Authority, “B”, FRN, AMBAC, 0.035%, 2018	600,000	600,000
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.925%, 2037	7,000,000	4,588,920

23

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
State & Local Agencies - continued
Delaware Valley, PA, Regional Finance Authority, RITES, FRN, AMBAC, 10.69%, 2018 (p)	$900,000	$1,117,962
FYI Properties Lease Rev. (Washington State Project), 5.5%, 2034	2,255,000	2,391,879
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, AGM, 4.55%, 2022	3,415,000	3,616,075
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	1,000,000	986,910
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A-1”, AMBAC, 4.6%, 2023	995,000	1,055,725
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	2,580,000	2,844,863
Manassas Park, VA, Economic Development Authority Lease Rev., “A”, 6%, 2035	845,000	850,983
Massachusetts College Building Authority Rev., “C”, 3%, 2042	835,000	591,856
Miami-Dade County, FL, School Board, COP, “B”, ASSD GTY, 5%, 2033	500,000	516,905
Mississippi Development Bank Special Obligation (Harrison County Coliseum), “A”, 5.25%, 2034	2,455,000	2,752,669
Mississippi Development Bank Special Obligation (Marshall County Industrial Development Authority Mississippi Highway Construction Project), 5%, 2028	1,450,000	1,539,378
Pennsylvania Convention Center Authority Rev., ETM, FGIC, 6.7%, 2016 (c)	11,430,000	12,692,215
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	1,020,000	1,123,071
San Bernardino, CA, Joint Powers Financing Authority Lease Rev. (California Department of Transportation), 5.5%, 2014	4,330,000	4,345,458
Tennessee School Bond Authority, “B”, 5.125%, 2033	1,500,000	1,610,115

		$62,351,728
Student Loan Revenue - 1.9%
Iowa Student Loan Liquidity Corp., “A-2”, 5.5%, 2025	$2,025,000	$2,085,183
Iowa Student Loan Liquidity Corp., “A-2”, 5.6%, 2026	2,030,000	2,080,567
Iowa Student Loan Liquidity Corp., “A-2”, 5.7%, 2027	170,000	174,106
Iowa Student Loan Liquidity Corp., “A-2”, 5.75%, 2028	3,435,000	3,504,147
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	2,335,000	2,446,730
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 2022	225,000	247,646
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 5%, 2021	1,255,000	1,323,259
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.7%, 2026	2,600,000	2,589,964

24

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Student Loan Revenue - continued
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.9%, 2028	$2,705,000	$2,646,464
Massachusetts Educational Financing Authority, Education Loan Rev., “K”, 5.25%, 2029	4,650,000	4,672,274
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3%, 2021	4,890,000	4,437,920
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.25%, 2022	1,500,000	1,375,245
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.375%, 2023	2,500,000	2,246,850
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.5%, 2024	4,550,000	4,062,604
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.625%, 2025	4,115,000	3,614,657

		$37,507,616
Tax - Other - 0.6%
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2047	$3,950,000	$4,185,302
New York Dormitory Authority, State Personal Income Tax Rev., “A”, 5%, 2025	5,000,000	5,686,500
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	2,200,000	2,367,838
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	130,000	132,319

		$12,371,959
Tax Assessment - 1.0%
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Project),“B”, 5.1%, 2014 (a)(d)	$40,000	$24,000
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Projects), “B-2”, 5.1%, 2014	110,000	110,361
Baltimore, MD, Special Obligation, (East Baltimore Research Park Project), “A”, 7%, 2038	1,285,000	1,347,207
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 2039	880,000	852,808
Concord Station Community Development District, FL, Special Assessment, 5%, 2015	50,000	49,737
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 2043	2,135,000	2,030,663
Glendale, CA, Redevelopment Agency, Tax Allocation Rev. (Central Glendale Redevelopment Project), 5.5%, 2024	2,250,000	2,328,863
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	805,000	740,157

25

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tax Assessment - continued
Homestead 50, FL, Community Development District, Special Assessment, “A”, 6%, 2037	$1,610,000	$1,152,583
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 2009 (a)(d)	190,000	85,500
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	40,000	35,805
Main Street Community Development District, FL, “A”, 6.8%, 2038	510,000	498,540
Massachusetts Bay Transportation Authority Rev., “A”, 5.25%, 2034	2,000,000	2,186,420
Middle Village Community Development District, FL, Special Assessment, “A”, 5.8%, 2022	60,000	49,781
Noblesville, IN, Redevelopment Authority Lease Rental, 5.25%, 2025	2,000,000	2,106,600
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “B”, 5.375%, 2014	50,000	49,800
Parkway Center Community Development District, FL, Special Assessment, “B”, 5.625%, 2014	545,000	528,950
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., “B”, 5%, 2023	3,230,000	3,514,498
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., “B”, 5%, 2023	1,940,000	2,079,098
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 2010 (d)	55,000	35,424
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	340,000	337,967
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 2035	270,000	264,587
Watergrass Community Development District, FL, Special Assessment, “B”, 6.96%, 2017	40,000	38,542

		$20,447,891
Tobacco - 4.4%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.75%, 2034	$5,000,000	$3,825,900
Buckeye, OH, Tobacco Settlement Financing Authority, “A-3”, 6.25%, 2037	8,900,000	7,052,093
District of Columbia, Tobacco Settlement, 6.25%, 2024	520,000	523,229
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	4,760,000	3,644,161
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 2023	3,970,000	4,299,470
Illinois Railsplitter Tobacco Settlement Authority, 6.25%, 2024	2,610,000	2,803,793
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	8,750,000	9,317,700

26

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tobacco - continued
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 2034	$3,070,000	$2,592,062
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 2023	28,440,000	26,837,975
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 2034	8,960,000	6,540,800
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	15,040,000	10,732,995
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., “B”, 5%, 2024	1,000,000	1,067,030
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., “B”, 5%, 2025	1,000,000	1,052,380
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., “B”, 5%, 2026	1,400,000	1,454,278
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “B”, 5.25%, 2037	765,000	719,574
Washington Tobacco Settlement Authority Rev., 6.5%, 2026	165,000	165,112
Washington Tobacco Settlement Authority Rev., 6.625%, 2032	4,485,000	4,489,037

		$87,117,589
Toll Roads - 2.5%
Illinois Toll Highway Authority Rev., “B”, 5.5%, 2033	$5,645,000	$6,017,570
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 2040	6,920,000	7,559,270
North Texas Tollway Authority Rev. (Special Projects System), “D”, 5%, 2029	15,000,000	16,071,150
North Texas Tollway Authority Rev., “C”, 1.95%, 2038 (b)	8,000,000	7,766,400
Northwest Parkway, CO, Public Highway Authority Rev., “C”, ETM, AGM, 5.35%, 2016 (c)	1,000,000	1,122,710
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 2038	1,495,000	1,582,458
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 2043	1,195,000	1,238,558
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.25%, 2032	1,310,000	1,223,828
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 2037	5,720,000	5,738,647

		$48,320,591
Transportation - Special Tax - 2.0%
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 5%, 2020	$4,870,000	$5,751,275

27

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Transportation - Special Tax - continued
Jacksonville, FL, Transportation Authority Rev., ETM, 9.2%, 2015 (c)	$785,000	$834,471
Kentucky Turnpike Authority, Economic Development Road Rev. (Revitalization Projects), “A”, 5%, 2032	2,000,000	2,136,640
New Jersey Transportation Trust Fund Authority Rev., “D”, 5.25%, 2023	7,500,000	8,736,375
Pennsylvania Turnpike Commission Oil Franchise Tax Rev., “A”, ETM, AMBAC, 5.25%, 2018 (c)	1,150,000	1,233,226
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 2028	4,595,000	5,025,781
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 2029	4,595,000	4,981,945
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 2030	4,615,000	4,950,003
State of Hawaii, Highway Rev., “A”, 5%, 2030	3,695,000	3,992,521
State of Hawaii, Highway Rev., “A”, 5%, 2031	1,380,000	1,483,045
State of Hawaii, Highway Rev., “A”, 5%, 2032	920,000	984,014

		$40,109,296
Universities - Colleges - 9.1%
Alcorn State University, MS, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.125%, 2034	$2,500,000	$2,602,575
Alcorn State University, MS, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.25%, 2039	1,625,000	1,685,873
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 5.9%, 2028	1,195,000	1,244,473
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 6%, 2038	1,725,000	1,762,433
California Educational Facilities Authority Rev. (California Lutheran University), 5.75%, 2038	2,640,000	2,726,539
California Educational Facilities Authority Rev. (Chapman University), 5%, 2031	1,550,000	1,603,816
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 2036	925,000	1,051,586
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 2038	4,610,000	4,851,472
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	1,785,000	1,891,868
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 2040	850,000	915,476
California State University Rev., “A”, 5%, 2024	11,175,000	12,989,932
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 2027	245,000	243,795

28

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Universities - Colleges - continued
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 2033	$190,000	$172,283
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.125%, 2023	165,000	154,666
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 2040	3,000,000	3,050,220
Collier County, FL, Educational Facilities Authority Rev. (Ave Maria University, Inc. Project), “A”, 6.125%, 2043	4,300,000	4,284,993
Delaware County, PA, Authority College Rev. (Neumann University), 6%, 2025	490,000	513,623
District of Columbia Rev. (Georgetown University), Convertible Capital Appreciation, BHAC, 0% to 2018, 5% to 2040	11,570,000	9,201,852
Douglas County, NE, Educational Facilities Rev. (Creighton University), “A”, 5.875%, 2040	6,355,000	6,751,616
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	2,685,000	3,088,824
Forest Grove, OR, Student Housing Rev. (Oak Tree Foundation, Inc.), 5.5%, 2037	2,470,000	2,303,868
Grand Valley, MI, State University Rev., 5.5%, 2027	985,000	1,064,884
Grand Valley, MI, State University Rev., 5.625%, 2029	480,000	516,806
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 2025	1,450,000	1,594,290
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 2026	1,080,000	1,174,489
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 2028	275,000	294,847
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2031	2,745,000	2,409,588
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	5,705,000	4,849,763
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	5,300,000	5,631,038
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	1,225,000	1,300,938
Indiana County, PA, Industrial Development Authority (Student Cooperative Association, Inc./Indiana University of Pennsylvania), 5%, 2033	1,065,000	1,078,302
Indiana University Rev., “A”, 5%, 2032	525,000	562,685
Louisville & Jefferson County, KY, Metro Government College Rev. (Bellarmine University, Inc. Project), 6.125%, 2039	3,000,000	3,125,430
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2030	540,000	553,122
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2039	645,000	658,055

29

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Universities - Colleges - continued
Massachusetts Development Finance Agency Rev. (Simmons College), SYNCORA, 5.25%, 2026	$880,000	$934,595
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 2033	420,000	418,967
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 5.5%, 2036 (u)	25,000,000	27,805,250
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), 8%, 2015 (c)	835,000	961,486
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), 8%, 2029	1,195,000	1,315,731
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	4,055,000	4,384,793
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “A”, 5.75%, 2028	1,875,000	2,008,313
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 2032	4,195,000	5,518,690
Portage County, OH, Port Authority Rev. (Northeast Ohio Medical University Project), 5%, 2037	2,230,000	2,093,078
Private Colleges & Universities Authority Rev., GA, (Emory University), “A”, 5%, 2043	4,510,000	4,790,657
St. Joseph County, IN, Educational Facilities Rev. (University of Notre Dame), 6.5%, 2026	1,000,000	1,335,790
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2030	2,175,000	2,347,869
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2031	960,000	1,030,906
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2032	915,000	976,195
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2037	1,675,000	1,747,930
The Ohio State University, Special Purpose Rev., “A”, 5%, 2038 (u)	3,355,000	3,506,478
The Ohio State University, Special Purpose Rev., “A”, 5%, 2043 (u)	8,150,000	8,459,456
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 2027	4,670,000	5,145,173
University of Colorado, Enterprise Rev., 5%, 2029	4,220,000	4,542,028
University of Delaware Rev., “C”, FRN, 0.7%, 2037 (b)	5,000,000	4,949,300
University of Minnesota, “A”, 5%, 2025	710,000	807,682
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 2028	1,875,000	2,147,119
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.25%, 2032	1,665,000	1,782,582

30

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Universities - Colleges - continued
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 2036	$610,000	$649,119
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 2034	2,165,000	2,237,181

		$179,802,388
Universities - Dormitories - 1.5%
Bowling Green, OH, Student Housing Rev. (State University Project), 6%, 2045	$3,975,000	$4,088,725
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	1,025,000	960,671
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 7.5%, 2042	925,000	988,834
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 2040	1,655,000	1,705,875
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 2030	3,235,000	3,017,252
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 2035	4,080,000	3,640,054
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 2045	4,705,000	4,027,292
Illinois Finance Authority Student Housing Rev. (Illinois State University), 6.75%, 2031	2,730,000	2,959,921
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 2031	4,210,000	4,606,961
Mississippi State University, Educational Building Corp. Rev., 5.25%, 2038	1,250,000	1,336,013
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 2030	510,000	508,327
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 6%, 2043	895,000	870,719

		$28,710,644
Universities - Secondary Schools - 2.0%
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6.125%, 2046	$5,025,000	$4,702,697
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 2040	2,355,000	2,386,722
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 2045	1,425,000	1,433,821
Colorado Educational & Cultural Facilities Authority Rev. (Academy of Charter Schools Project), 5.625%, 2040	1,815,000	1,857,108
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 2037	545,000	515,952

31

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Universities - Secondary Schools - continued
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School Building Corp.), 5%, 2029	$700,000	$719,950
Colorado Educational & Cultural Facilities Authority Rev. (Twin Peaks Charter Academy), 7%, 2038	4,330,000	4,645,787
District of Columbia Rev. (Kipp, D.C. Charter School),“A”, 6%, 2043	1,450,000	1,489,672
District of Columbia Rev. (Kipp, D.C. Charter School),“A”, 6%, 2033	560,000	585,575
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School),“A”, 6%, 2030	2,425,000	2,294,293
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School),“A”, 6%, 2040	5,130,000	4,591,094
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 2039	1,470,000	1,531,255
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 2041	4,230,000	4,732,228
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038 (a)(d)	100,000	29,000
Philadelphia Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.5%, 2033	2,425,000	2,408,728
Philadelphia Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 6.75%, 2033	150,000	150,509
Philadelphia, PA, Authority for Industrial Development Rev. (Global Leadership Academy Project), 5.75%, 2030	480,000	462,763
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School), 6%, 2035	415,000	427,118
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 2043	1,175,000	1,165,906
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 2043	355,000	356,186
San Juan, TX, Higher Education Finance Authority Education Rev. (Idea Public Schools), “A”, 6.7%, 2040	2,795,000	3,007,560

		$39,493,924
Utilities - Investor Owned - 3.2%
Brazos River, TX, Pollution Control Authority Rev. (TXU Energy Co. LLC Project), 5%, 2041	$2,460,000	$86,100
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 2034	1,840,000	1,991,800
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 2040	9,975,000	10,477,541

32

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Utilities - Investor Owned - continued
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 2039	$3,655,000	$4,001,750
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), “B”, SYNCORA, 5%, 2022	6,000,000	6,011,520
Hillsborough County, FL, Industrial Development Authority, Pollution Control Rev. (Tampa Electric Co.), “A”, 5.65%, 2018	500,000	567,320
Louisiana Public Facilities Authority Rev. (Entergy Gulf States Louisiana LLC), “A”, 5%, 2028	10,000,000	10,257,900
Maricopa County, AZ, Pollution Control Rev. (El Paso Electric), “B”, 7.25%, 2040	1,710,000	1,893,722
Maryland Economic Development Corp., Pollution Control Rev. (Potomac Electric Power Co.), 6.2%, 2022	1,455,000	1,719,374
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	670,000	821,005
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 2029	2,045,000	2,255,533
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 2020	985,000	1,145,683
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 2029 (b)	1,970,000	2,178,071
New Jersey Economic Development Authority, Water Facilities Rev. (New Jersey American Water Co.), “A”, 5.7%, 2039	5,000,000	5,271,900
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “B”, 5.625%, 2039	1,670,000	1,697,989
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	4,580,000	4,670,684
Pima County, AZ, Industrial Development Authority Pollution Control Rev. (Tucson Electric Power Co.), “A”, 4.95%, 2020	4,610,000	4,886,462
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 2029	3,715,000	3,758,763

		$63,693,117
Utilities - Municipal Owned - 5.5%
American Municipal Power, Inc. Rev. (AMP Fremont Energy Center Project), “B”, 5%, 2024	$1,500,000	$1,651,620
California Department of Water Resources, Power Supply Rev., “N”, 5%, 2020	13,080,000	15,567,031
Florida Municipal Power Agency Rev., All Requirements, “A”, 6.25%, 2031	400,000	444,400
Florida Power Agency Rev., “A”, 5%, 2031	1,000,000	1,038,440
Georgia Municipal Electric Authority Power Rev., AMBAC, 6.5%, 2014 (c)	145,000	147,230
Georgia Municipal Electric Authority Power Rev., NATL, 6.375%, 2016	2,000,000	2,167,780

33

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Utilities - Municipal Owned - continued
Georgia Municipal Electric Authority Power Rev., AMBAC, 6.5%, 2017	$8,000,000	$8,691,120
Georgia Municipal Electric Authority Power Rev., NATL, 6.5%, 2020	5,880,000	6,652,044
Georgia Municipal Electric Authority Power Rev., “GG”, 5%, 2026	3,065,000	3,409,904
Georgia Municipal Electric Authority Power Rev., ETM, AMBAC, 6.5%, 2017 (c)	365,000	386,017
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 2035	1,560,000	1,621,870
Intermountain Power Agency, UT, “A”, ETM, 6.15%, 2014 (c)	7,210,000	7,262,128
Intermountain Power Agency, UT, Power Supply Rev., “A”, 5%, 2022	1,250,000	1,414,050
Metropolitan Government of Nashville & Davidson County, TN, Electric Rev., “A”, 5%, 2029	4,765,000	5,262,561
Metropolitan Government of Nashville & Davidson County, TN, Electric Rev., “A”, 5%, 2030	2,500,000	2,676,200
North Carolina Eastern Municipal Power Agency, “A”, NATL, 6.5%, 2018	9,250,000	11,006,020
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 2021	4,150,000	5,097,985
Sacramento, CA, Municipal Utility District, “X”, 5%, 2028	3,270,000	3,534,510
Salt River, AZ, Project Agricultural Improvement & Power District Electric, “A”, 5%, 2028	13,500,000	14,916,015
South Carolina Public Service Authority Rev., “A”, 5.125%, 2043	2,745,000	2,829,272
South Carolina Public Service Authority Rev., “B”, 5.125%, 2043	6,550,000	6,751,085
Washington Public Power Supply System Rev. (Nuclear Project #3), 7.125%, 2016	5,145,000	6,029,631

		$108,556,913
Utilities - Other - 2.1%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$595,000	$723,312
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	1,810,000	2,089,518
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 2022	4,545,000	4,864,695
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2026	845,000	904,057
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2028	1,740,000	1,812,140
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 2032	8,270,000	8,150,333
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	3,725,000	4,261,996

34

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Utilities - Other - continued
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2032	$5,645,000	$5,637,718
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2017	1,575,000	1,730,453
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	1,500,000	1,662,675
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	1,665,000	1,818,363
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	2,385,000	2,572,175
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2024	2,215,000	2,358,864
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	2,805,000	2,964,100

		$41,550,399
Water & Sewer Utility Revenue - 7.2%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	$2,770,000	$3,292,810
Austin, TX, Water & Wastewater System Rev., 5%, 2027	3,000,000	3,314,010
California Department of Water Resources Center (Central Valley Project Rev.), “AF”, 5%, 2028 (u)	23,825,000	26,802,172
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.125%, 2037	340,000	234,301
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.75%, 2037	3,620,000	2,671,524
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	305,000	226,057
Dallas, TX, Waterworks & Sewer System Rev., 5%, 2039	10,000,000	10,412,800
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2028	5,285,000	5,816,724
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2029	1,415,000	1,541,062
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2030	4,345,000	4,691,905
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2031	235,000	252,270
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2041	3,910,000	4,028,278
Detroit, MI, Sewage Disposal System Rev., Senior Lien, “A”, 5.25%, 2039	5,920,000	5,326,698
El Paso, TX, Water & Sewer Rev., 5%, 2028	455,000	498,093
Fulton County, GA, Water & Sewer Rev., 5%, 2026	3,680,000	4,090,026
Fulton County, GA, Water & Sewer Rev., 5%, 2027	2,285,000	2,513,272
Indiana Finance Authority Rev. (State Revolving Fund Program), “A”, 5%, 2029	4,000,000	4,417,840
Jackson, MI, Mississippi Development Bank Special Obligation (MI Water and Sewer System Rev. Bond Project), AGM, 6.875%, 2040	495,000	600,821
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), “A”, 5%, 2043	9,610,000	9,609,327

35

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Water & Sewer Utility Revenue - continued
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 2036	$12,095,000	$2,947,189
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 2037	9,795,000	2,219,449
Madera, CA, Irrigation Financing Authority Rev., 6.5%, 2040	3,595,000	3,845,068
Massachusetts Water Resources Authority, “B”, AGM, 5.25%, 2029	4,215,000	4,860,443
Massachusetts Water Resources Authority, ETM, 6.5%, 2019 (c)	5,180,000	6,021,957
Miami-Dade County, FL, Water & Sewer Rev., AGM, 5%, 2039	1,000,000	1,013,540
New York Environmental Facilities Corp., Municipal Water Finance Authority Project, 5%, 2025	2,300,000	2,636,191
New York Environmental Facilities, “C”, 5%, 2041	2,745,000	2,866,741
New York Environmental Facilities, ETM, 5%, 2016 (c)	570,000	571,778
North Texas Municipal Water District, Water System Rev., Refunding and Improvement, 4%, 2031	22,495,000	22,126,757
Pinellas County, FL, Sewer Rev., AGM, 5%, 2032	330,000	330,785
Polk County, FL, Utility Systems Rev., “A”, FGIC, 5%, 2030	1,000,000	1,025,900
Seminole County, FL, Water & Sewer Rev., Unrefunded Balance, NATL, 6%, 2019	585,000	605,645
Tampa Bay Water, FL, Regional Water Supply Authority, Utility System Rev., FGIC, 4.75%, 2033	885,000	915,683

		$142,327,116
Total Municipal Bonds (Identified Cost, $1,823,176,498)		$1,872,145,123

Floating Rate Demand Notes - 0.2%
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 0.05%, due 10/01/13	$1,500,000	$1,500,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 0.05%, due 10/01/13	2,300,000	2,300,000
Total Floating Rate Demand Notes, at Identified Cost and Value		$3,800,000

Money Market Funds - 6.3%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	123,403,813	$123,403,813
Total Investments (Identified Cost, $1,950,380,311)		$1,999,348,936

Other Assets, Less Liabilities - (1.7)%		(33,302,086)
Net Assets - 100.0%		$1,966,046,850

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.

36

Portfolio of Investments (unaudited) – continued

(c)	Refunded bond.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $5,790,213 representing 0.3% of net assets.
(p)	Primary inverse floater.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
MuniMae TE Bond Subsidiary LLC, “A-2”, 4.9%, 2049	10/14/04	$2,000,000	$1,974,640
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit

Insurers		Inverse Floaters
AGM	Assured Guaranty Municipal	RIBS	Residual Interest Bonds
AMBAC	AMBAC Indemnity Corp.	RITES	Residual Interest Tax-Exempt Security
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Housing Finance Agency
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.

See Notes to Financial Statements

37

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 9/30/13 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $1,826,976,498)	$1,875,945,123
Underlying affiliated funds, at cost and value	123,403,813
Total investments, at value (identified cost, $1,950,380,311)	$1,999,348,936
Receivables for
Investments sold	2,009,133
Fund shares sold	2,573,187
Interest	27,167,804
Receivable from investment adviser	2,096
Other assets	930
Total assets	$2,031,102,086
Liabilities
Payables for
Distributions	$1,107,937
Investments purchased	4,539,585
Interest expense and fees	260,598
Fund shares reacquired	5,111,224
Payable to the holders of the floating rate certificates from trust assets	52,739,090
Payable to affiliates
Shareholder servicing costs	1,087,516
Distribution and service fees	40,967
Payable for independent Trustees’ compensation	29,754
Accrued expenses and other liabilities	138,565
Total liabilities	$65,055,236
Net assets	$1,966,046,850
Net assets consist of
Paid-in capital	$1,945,451,571
Unrealized appreciation (depreciation) on investments	48,968,625
Accumulated net realized gain (loss) on investments	(32,565,624)
Undistributed net investment income	4,192,278
Net assets	$1,966,046,850
Shares of beneficial interest outstanding	236,414,839

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$801,034,282	96,353,625	$8.31
Class B	30,155,304	3,622,084	8.33
Class C	178,504,685	21,397,537	8.34
Class I	344,087,259	41,435,498	8.30
Class A1	610,860,456	73,437,347	8.32
Class B1	1,404,864	168,748	8.33

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A and A1, for which the maximum offering prices per share were $8.72 [100 / 95.25 x $8.31] and $8.73 [100 / 95.25 x $8.32], respectively. On sales of $50,000 or more, the maximum offering price of Class A and Class A1 shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class A1, and Class B1 shares.

See Notes to Financial Statements

38

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 9/30/13 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$50,746,455
Dividends from underlying affiliated funds	59,793
Total investment income	$50,806,248
Expenses
Management fee	$4,359,058
Distribution and service fees	2,403,795
Shareholder servicing costs	889,863
Administrative services fee	139,816
Independent Trustees’ compensation	26,951
Custodian fee	96,411
Shareholder communications	43,536
Audit and tax fees	28,387
Legal fees	19,538
Interest expense and fees	250,192
Miscellaneous	150,335
Total expenses	$8,407,882
Fees paid indirectly	(18)
Reduction of expenses by investment adviser and distributor	(474,055)
Net expenses	$7,933,809
Net investment income	$42,872,439
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investments (identified cost basis)	$(29,924,632)
Change in unrealized appreciation (depreciation) on investments	$(134,975,473)
Net realized and unrealized gain (loss) on investments	$(164,900,105)
Change in net assets from operations	$(122,027,666)

See Notes to Financial Statements

39

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 9/30/13	Year ended 3/31/13
Change in net assets	(unaudited)
From operations
Net investment income	$42,872,439	$85,190,522
Net realized gain (loss) on investments	(29,924,632)	9,142,369
Net unrealized gain (loss) on investments	(134,975,473)	43,563,649
Change in net assets from operations	$(122,027,666)	$137,896,540
Distributions declared to shareholders
From net investment income	$(40,629,020)	$(80,639,245)
Change in net assets from fund share transactions	$(212,105,490)	$329,312,201
Total change in net assets	$(374,762,176)	$386,569,496
Net assets
At beginning of period	2,340,809,026	1,954,239,530
At end of period (including undistributed net investment income of $4,192,278 and $1,948,859, respectively)	$1,966,046,850	$2,340,809,026

See Notes to Financial Statements

40

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/13 (unaudited)		Years ended 3/31
Class A			2013	2012	2011	2010	2009

Net asset value, beginning of period	$8.94		$8.68	$7.91	$8.32	$7.66	$8.21
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.35	$0.39	$0.41	$0.41	$0.38
Net realized and unrealized gain (loss) on investments	(0.64)		0.24	0.76	(0.42)	0.65	(0.51)
Total from investment operations	$(0.47)		$0.59	$1.15	$(0.01)	$1.06	$(0.13)
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.33)	$(0.38)	$(0.40)	$(0.40)	$(0.39)
From net realized gain on investments	—		—	—	—	—	(0.03)
Total distributions declared to shareholders	$(0.16)		$(0.33)	$(0.38)	$(0.40)	$(0.40)	$(0.42)
Net asset value, end of period (x)	$8.31		$8.94	$8.68	$7.91	$8.32	$7.66
Total return (%) (r)(s)(t)(x)	(5.29	)(n)	6.88	14.83	(0.24)	14.01	(1.53)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80	(a)	0.79	0.81	0.81	0.82	0.92
Expenses after expense reductions (f)	0.76	(a)	0.76	0.77	0.78	0.78	0.74
Net investment income	3.91	(a)	3.90	4.69	4.95	5.04	4.88
Portfolio turnover	14	(n)	23	25	23	15	25
Net assets at end of period (000 omitted)	$801,034		$1,027,992	$829,860	$764,621	$632,523	$420,234
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.73	(a)	0.74	0.74	0.74	0.75	0.67

See Notes to Financial Statements

41

Financial Highlights – continued

	Six months ended 9/30/13 (unaudited)		Years ended 3/31
Class B			2013	2012	2011	2010	2009

Net asset value, beginning of period	$8.95		$8.70	$7.92	$8.34	$7.68	$8.22
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.28	$0.33	$0.35	$0.35	$0.33
Net realized and unrealized gain (loss) on investments	(0.63)		0.23	0.77	(0.43)	0.65	(0.51)
Total from investment operations	$(0.49)		$0.51	$1.10	$(0.08)	$1.00	$(0.18)
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.26)	$(0.32)	$(0.34)	$(0.34)	$(0.33)
From net realized gain on investments	—		—	—	—	—	(0.03)
Total distributions declared to shareholders	$(0.13)		$(0.26)	$(0.32)	$(0.34)	$(0.34)	$(0.36)
Net asset value, end of period (x)	$8.33		$8.95	$8.70	$7.92	$8.34	$7.68
Total return (%) (r)(s)(t)(x)	(5.53	)(n)	5.95	14.09	(1.10)	13.15	(2.13)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.55	(a)	1.54	1.56	1.56	1.57	1.68
Expenses after expense reductions (f)	1.51	(a)	1.51	1.52	1.53	1.53	1.49
Net investment income	3.15	(a)	3.15	3.91	4.21	4.30	4.12
Portfolio turnover	14	(n)	23	25	23	15	25
Net assets at end of period (000 omitted)	$30,155		$37,759	$31,883	$22,842	$23,060	$20,978
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.49	(a)	1.48	1.49	1.49	1.50	1.42

See Notes to Financial Statements

42

Financial Highlights – continued

	Six months ended 9/30/13 (unaudited)		Years ended 3/31
Class C			2013	2012	2011	2010	2009

Net asset value, beginning of period	$8.97		$8.71	$7.94	$8.35	$7.69	$8.24
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.28	$0.33	$0.35	$0.35	$0.32
Net realized and unrealized gain (loss) on investments	(0.64)		0.24	0.76	(0.42)	0.65	(0.51)
Total from investment operations	$(0.50)		$0.52	$1.09	$(0.07)	$1.00	$(0.19)
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.26)	$(0.32)	$(0.34)	$(0.34)	$(0.33)
From net realized gain on investments	—		—	—	—	—	(0.03)
Total distributions declared to shareholders	$(0.13)		$(0.26)	$(0.32)	$(0.34)	$(0.34)	$(0.36)
Net asset value, end of period (x)	$8.34		$8.97	$8.71	$7.94	$8.35	$7.69
Total return (%) (r)(s)(t)(x)	(5.63	)(n)	6.06	13.92	(0.97)	13.13	(2.25)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.55	(a)	1.54	1.56	1.56	1.57	1.67
Expenses after expense reductions (f)	1.51	(a)	1.51	1.52	1.52	1.53	1.48
Net investment income	3.14	(a)	3.14	3.92	4.19	4.26	4.10
Portfolio turnover	14	(n)	23	25	23	15	25
Net assets at end of period (000 omitted)	$178,505		$234,735	$187,078	$149,727	$143,504	$77,937
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.49	(a)	1.48	1.49	1.49	1.50	1.41

See Notes to Financial Statements

43

Financial Highlights – continued

	Six months ended 9/30/13 (unaudited)		Year ended 3/31/13	Period ended 3/31/12 (i)
Class I

Net asset value, beginning of period	$8.93		$8.67	$8.22
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.37	$0.27
Net realized and unrealized gain (loss) on investments	(0.64)		0.24	0.44	(g)
Total from investment operations	$(0.46)		$0.61	$0.71
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.35)	$(0.26)
Net asset value, end of period (x)	$8.30		$8.93	$8.67
Total return (%) (r)(s)(x)	(5.18	)(n)	7.15	8.75	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.55	(a)	0.55	0.55	(a)
Expenses after expense reductions (f)	0.51	(a)	0.51	0.52	(a)
Net investment income	4.16	(a)	4.13	4.70	(a)
Portfolio turnover	14	(n)	23	25
Net assets at end of period (000 omitted)	$344,087		$334,033	$186,734
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.49	(a)	0.49	0.49	(a)

See Notes to Financial Statements

44

Financial Highlights – continued

	Six months ended 9/30/13 (unaudited)		Years ended 3/31
Class A1			2013	2012	2011	2010	2009

Net asset value, beginning of period	$8.95		$8.69	$7.92	$8.33	$7.67	$8.21
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.37	$0.41	$0.43	$0.43	$0.40
Net realized and unrealized gain (loss) on investments and foreign currency	(0.64)		0.24	0.76	(0.42)	0.65	(0.50)
Total from investment operations	$(0.46)		$0.61	$1.17	$0.01	$1.08	$(0.10)
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.35)	$(0.40)	$(0.42)	$(0.42)	$(0.41)
From net realized gain on investments	—		—	—	—	—	(0.03)
Total distributions declared to shareholders	$(0.17)		$(0.35)	$(0.40)	$(0.42)	$(0.42)	$(0.44)
Net asset value, end of period (x)	$8.32		$8.95	$8.69	$7.92	$8.33	$7.67
Total return (%) (r)(s)(t)(x)	(5.16	)(n)	7.14	15.11	0.01	14.28	(1.15)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.55	(a)	0.55	0.56	0.56	0.57	0.68
Expenses after expense reductions (f)	0.51	(a)	0.51	0.52	0.53	0.53	0.49
Net investment income	4.16	(a)	4.18	4.96	5.22	5.32	5.13
Portfolio turnover	14	(n)	23	25	23	15	25
Net assets at end of period (000 omitted)	$610,860		$703,916	$714,380	$689,074	$787,041	$746,020
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.49	(a)	0.49	0.49	0.49	0.50	0.42

See Notes to Financial Statements

45

Financial Highlights – continued

	Six months ended 9/30/13 (unaudited)		Years ended 3/31
Class B1			2013	2012	2011	2010	2009

Net asset value, beginning of period	$8.95		$8.69	$7.92	$8.34	$7.67	$8.22
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.31	$0.35	$0.37	$0.37	$0.35
Net realized and unrealized gain (loss) on investments	(0.63)		0.24	0.76	(0.43)	0.66	(0.52)
Total from investment operations	$(0.48)		$0.55	$1.11	$(0.06)	$1.03	$(0.17)
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.29)	$(0.34)	$(0.36)	$(0.36)	$(0.35)
From net realized gain on investments	—		—	—	—	—	(0.03)
Total distributions declared to shareholders	$(0.14)		$(0.29)	$(0.34)	$(0.36)	$(0.36)	$(0.38)
Net asset value, end of period (x)	$8.33		$8.95	$8.69	$7.92	$8.34	$7.67
Total return (%) (r)(s)(t)(x)	(5.41	)(n)	6.34	14.24	(0.86)	13.56	(2.02)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.55	(a)	1.54	1.56	1.56	1.48	1.44
Expenses after expense reductions (f)	1.27	(a)	1.27	1.28	1.29	1.29	1.24
Net investment income	3.37	(a)	3.47	4.23	4.46	4.57	4.36
Portfolio turnover	14	(n)	23	25	23	15	25
Net assets at end of period (000 omitted)	$1,405		$2,374	$4,304	$6,230	$12,558	$18,190
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.25	(a)	1.25	1.26	1.26	1.26	1.17

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, August 1, 2011, through the stated period end.
(l)	Interest expense and fees relate to payments made to the holders of the floating rate certificates from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

46

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Municipal Income Fund (the fund) is a series of MFS Municipal Series Trust which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the instrument is issued and the liquidity of the security. Municipal instruments generally trade in the over-the-counter market. Municipal instruments backed by current and anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and the funds may be required to issue Forms 1099-DIV.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to a Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

47

Notes to Financial Statements (unaudited) – continued

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same

48

Notes to Financial Statements (unaudited) – continued

investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,872,145,123	$—	$1,872,145,123
Short Term Securities	—	3,800,000	—	3,800,000
Mutual Funds	123,403,813	—	—	123,403,813
Total Investments	$123,403,813	$1,875,945,123	$—	$1,999,348,936

For further information regarding security characteristics, see the Portfolio of Investments.

Inverse Floaters – The fund invests in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by an investment banker utilizing municipal bonds which have already been issued (known as secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short term interest rates. A secondary market inverse floating rate security is created when an investment banker transfers a fixed rate municipal bond to a special purpose trust, and causes the trust to (a) issue floating rate certificates to third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the investment banker or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as “inverse floaters”). If the holders of the inverse floaters transfer the municipal bonds to an investment banker for the purpose of depositing the municipal bonds into the special purpose trust, the inverse floating rate certificates that are issued by the trust are referred to as “self-deposited inverse floaters.” If the bonds held by the trust are purchased by the investment banker for deposit into the trust from someone other than the purchasers of the inverse floaters, the inverse floating rate certificates that are issued by the trust are referred to as “externally deposited inverse floaters.” Such self-deposited inverse floaters held by the fund are accounted for as secured borrowings, with the municipal bonds reflected in the investments of the fund and

49

Notes to Financial Statements (unaudited) – continued

amounts owed to the holders of the floating rate certificates under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of the fund in the Statement of Assets and Liabilities under the caption, “Payable to the holders of the floating rate certificates from trust assets”. The carrying value of the fund’s payable to the holders of the floating rate certificates from trust assets as reported in the fund’s Statement of Assets and Liabilities approximates its fair value. The value of the payable to the holders of the floating rate certificates from trust assets as of the reporting date is considered level 2 under the fair value hierarchy disclosure. At September 30, 2013, the fund’s payable to the holders of the floating rate certificates from trust assets was $52,739,090 and the interest rate on the floating rate certificates issued by the trust was 0.09%. For the six months ended September 30, 2013, the average payable to the holders of the floating rate certificates from trust assets was $57,169,701 at a weighted average interest rate of 0.13%. Interest expense and fees relate to interest payments made to the holders of certain floating rate certificates and associated fees, both of which are made from trust assets. Interest expense and fees are recorded as incurred. For the six months ended September 30, 2013, interest expense and fees in connection with self-deposited inverse floaters were $250,192. Primary and externally deposited inverse floaters held by the fund are not accounted for as secured borrowings.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as

50

Notes to Financial Statements (unaudited) – continued

additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended September 30, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

3/31/13
Ordinary income (including any short-term capital gains)	$425,667
Tax-exempt income	80,213,578
Total distributions	$80,639,245

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 9/30/13
Cost of investments	$1,889,473,707
Gross appreciation	91,002,145
Gross depreciation	(33,866,006)
Net unrealized appreciation (depreciation)	$57,136,139

51

Notes to Financial Statements (unaudited) – continued

As of 3/31/13
Undistributed tax-exempt income	9,419,314
Capital loss carryforwards	(8,290,764)
Post-October capital loss deferral	(1,790,412)
Other temporary differences	(7,249,876)
Net unrealized appreciation (depreciation)	191,163,703

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after March 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of March 31, 2013, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

3/31/18	$(937,881)
3/31/19	(7,532,883)
Total	$(8,290,764)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class B1 shares will convert to Class A and Class A1 shares, respectively approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 9/30/13	Year ended 3/31/13
Class A	$17,277,538	$35,251,132
Class B	505,344	1,071,488
Class C	3,093,805	6,335,838
Class I	6,715,617	9,308,718
Class A1	13,008,042	28,570,074
Class B1	28,674	101,995
Total	$40,629,020	$80,639,245

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and

52

Notes to Financial Statements (unaudited) – continued

facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.

The investment adviser has agreed in writing to reduce its management fee to 0.37% of the fund’s average daily net assts in excess of $1.3 billion up to $2.0 billion and 0.35% of average daily net assets in excess of $2.0 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2014. For the six months ended September 30, 2013, this management fee reduction amounted to $149,735, which is shown as a reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended September 30, 2013, this management fee reduction amounted to $5,887, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended September 30, 2013 was equivalent to an annual effective rate of 0.39% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (including interest expenses and fees associated with investments in inverse floating rate instruments), such that fund operating expenses do not exceed 0.10% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2014. For the six months ended September 30, 2013, this reduction amounted to $295,253 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $214,176 and $9,847 for the six months ended September 30, 2013, as its portion of the initial sales charge on sales of Class A and Class A1 shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,167,913
Class B	0.75%	0.25%	1.00%	1.00%	171,788
Class C	0.75%	0.25%	1.00%	1.00%	1,055,018
Class B1	0.75%	0.25%	1.00%	0.76%	9,076
Total Distribution and Service Fees					$2,403,795

53

Notes to Financial Statements (unaudited) – continued

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended September 30, 2013 based on each class’s average daily net assets. The service fee rate attributable to Class B1 shares within the first year of purchase is 0.25%. The service fee rate attributable to all other Class B1 shares has been reduced by MFD to 0.00% under a written agreement that will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2014. For the six months ended September 30, 2013, this reduction amounted to $2,166 and is reflected as a reduction of total expenses in the Statement of Operations. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its subsidiaries’ seed money. For the six months ended September 30, 2013, this rebate amounted to $17,397, $44 and $20 for Class A, Class B and Class C, respectively, and is reflected as a reduction of total expenses in the Statement of Operations.

Certain Class A and A1 shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class B1 shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended September 30, 2013, were as follows:

Amount
Class A	$48,018
Class B	42,738
Class C	43,466
Class A1	—
Class B1	329

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended September 30, 2013, the fee was $142,758, which equated to 0.0131% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended September 30, 2013, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $747,105.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the

54

Notes to Financial Statements (unaudited) – continued

six months ended September 30, 2013 was equivalent to an annual effective rate of 0.0128% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $1,343 and is included in independent Trustees’ compensation for the six months ended September 30, 2013. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $29,742 at September 30, 2013, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended September 30, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $8,007 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $3,553, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

Purchases and sales of investments, other than short-term obligations, aggregated $302,359,459 and $508,460,029, respectively.

55

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 9/30/13		Year ended 3/31/13
	Shares	Amount	Shares	Amount
Shares sold
Class A	9,297,561	$80,602,055	36,472,000	$326,896,860
Class B	137,714	1,186,163	1,100,675	9,831,689
Class C	1,461,715	12,781,543	7,875,002	70,807,617
Class I	8,958,611	76,335,959	19,850,296	178,299,684
Class A1	350,861	3,027,427	1,127,701	10,092,638
Class B1	1,340	11,546	3,599	32,172
	20,207,802	$173,944,693	66,429,273	$595,960,660

Shares issued to shareholders in reinvestment of distributions
Class A	1,762,782	$15,031,084	3,218,071	$28,857,419
Class B	49,969	426,454	97,754	877,642
Class C	284,730	2,434,894	520,167	4,679,367
Class I	529,751	4,497,346	823,122	7,370,556
Class A1	1,156,113	9,852,557	2,297,677	20,598,377
Class B1	2,549	21,847	8,469	75,799
	3,785,894	$32,264,182	6,965,260	$62,459,160

Shares reacquired
Class A	(29,677,756)	$(251,925,736)	(20,294,809)	$(182,345,429)
Class B	(782,568)	(6,650,241)	(648,148)	(5,813,743)
Class C	(6,511,264)	(55,414,804)	(3,704,313)	(33,329,539)
Class I	(5,453,137)	(45,925,954)	(4,803,799)	(43,009,247)
Class A1	(6,752,612)	(57,521,066)	(6,971,461)	(62,445,595)
Class B1	(100,260)	(876,564)	(242,009)	(2,164,066)
	(49,277,597)	$(418,314,365)	(36,664,539)	$(329,107,619)

Net change
Class A	(18,617,413)	$(156,292,597)	19,395,262	$173,408,850
Class B	(594,885)	(5,037,624)	550,281	4,895,588
Class C	(4,764,819)	(40,198,367)	4,690,856	42,157,445
Class I	4,035,225	34,907,351	15,869,619	142,660,993
Class A1	(5,245,638)	(44,641,082)	(3,546,083)	(31,754,580)
Class B1	(96,371)	(843,171)	(229,941)	(2,056,095)
	(25,283,901)	$(212,105,490)	36,729,994	$329,312,201

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for

56

Notes to Financial Statements (unaudited) – continued

temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended September 30, 2013, the fund’s commitment fee and interest expense were $6,702 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	178,303,578	310,269,501	(365,169,266)	123,403,813

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$59,793	$123,403,813

57

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2013 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2012 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to

58

Board Review of Investment Advisory Agreement – continued

the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2012, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2012 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year),

59

Board Review of Investment Advisory Agreement – continued

the Fund’s effective advisory fee rate was lower than the Lipper expense group median, and the Fund’s total expense ratio was approximately at the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to any comparable institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that MFS has agreed in writing to reduce its advisory fee on the Fund’s average daily net assets over $1.3 billion and $2 billion, which may not be changed without the Trustees’ approval. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the existing breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates

60

Board Review of Investment Advisory Agreement – continued

under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2013.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

61

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

62

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. The Registrant has not granted a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS MUNICIPAL SERIES TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: November 15, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: November 15, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 15, 2013

*	Print name and title of each signing officer under his or her signature.